Document and Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 KRW
Document and Entity Information
Entity Registrant Name	KB Financial Group Inc.
Entity Central Index Key	0001445930
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float
Entity Common Stock, Shares Outstanding	343,028,989

Consolidated Balance Sheets In Thousands	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
ASSETS
Cash and cash equivalents	$ 3,420,587		3,867,316,000		2,695,569,000
Restricted cash	2,971,400		3,359,465,000		6,050,241,000
Interest-bearing deposits in other banks	873,349		987,408,000		466,890,000
Call loans and securities purchased under resale agreements	2,520,369		2,849,529,000		2,036,142,000
Trading assets	5,381,933		6,084,813,000		7,721,555,000
Investments	29,994,175		33,911,415,000		33,245,391,000
Loans (net of allowance for loan losses of (Won)3,341,046 million in 2009 and (Won)4,247,326 million ( $ 3,756,701 thousand) in 2010)	170,658,959	[1]	192,947,019,000	[1]	193,454,326,000	[1]
Due from customers on acceptances	1,661,233		1,878,190,000		1,895,444,000
Premises and equipment, net	1,307,436		1,478,187,000		1,617,151,000
Accrued interest and dividends receivable	846,229		956,746,000		1,029,257,000
Security deposits	1,239,580		1,401,469,000		1,405,638,000
Goodwill	518,224		585,904,000		579,450,000
Other intangible assets, net	243,517		275,320,000		190,715,000
Other assets	1,034,160		1,169,221,000		1,467,663,000
Total assets	222,671,151		251,752,002,000		253,855,432,000
Deposits:
Interest bearing	156,418,006		176,846,197,000		166,078,921,000
Non-interest bearing	2,725,931		3,081,938,000		3,104,147,000
Call money	535,466		605,398,000		1,364,516,000
Trading liabilities	2,891,784		3,269,451,000		4,246,104,000
Acceptances outstanding	1,661,233		1,878,190,000		1,895,444,000
Other borrowed funds	7,761,543		8,775,200,000		8,176,286,000
Accrued interest payable	3,275,539		3,703,325,000		3,819,342,000
Secured borrowings	2,344,833		2,651,069,000		4,669,728,000
Long-term debt	26,605,460		30,080,132,000		39,569,909,000
Other liabilities	3,383,651		3,825,556,000		3,354,760,000
Total liabilities	207,603,446		234,716,456,000		236,279,157,000
TOTAL EQUITY
Common stock ((Won)5,000 par value, authorized 1 billion shares, 386,351,693 shares issued and 343,028,989 shares outstanding at 2009 and 2010)	1,708,614		1,931,758,000		1,931,758,000
Additional paid-in capital	6,377,333		7,210,213,000		7,200,553,000
Retained earnings	8,930,583		10,096,917,000		10,778,124,000
Accumulated other comprehensive income net of tax	330,058		373,163,000		244,651,000
Less: Treasury stock, at cost, 43,322,704 shares at 2009 and 2010	(2,313,389)		(2,615,518,000)		(2,615,518,000)
Total stockholders' equity	15,033,199		16,996,533,000		17,539,568,000
Noncontrolling interests	34,506		39,013,000		36,707,000
Total equity	15,067,705		17,035,546,000		17,576,275,000
Total liabilities and equity	$ 222,671,151		251,752,002,000		253,855,432,000

[1]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2007
Consolidated Balance Sheets
Allowance for loan losses	$ 3,756,701	4,247,326,000	3,341,046,000
TOTAL EQUITY
Common stock, par value		5,000	5,000
Common stock, authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued shares	386,351,693	386,351,693	386,351,693
Common stock, outstanding shares	343,028,989	343,028,989	343,028,989
Treasury stock	43,322,704	43,322,704	43,322,704	26,082

Consolidated Balance Sheets (VIE Information)(Variable Interest Entity, Primary Beneficiary [Member]) In Thousands	Dec. 31, 2010 KRW	Dec. 31, 2010 USD ( $)
ASSETS
Investments	1,535,076,000	$ 1,357,754
Loans	583,501,000	516,098
Other assets	100,297,000	88,712
Total assets	2,218,874,000	1,962,564
LIABILITIES
Other borrowed funds	47,000,000	41,571
Secured borrowings	556,925,000	492,593
Other liabilities	82,568,000	73,030
Total liabilities	686,493,000	$ 607,194

Consolidated Statements of Income and Comprehensive Income In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Interest and dividend income
Deposits in other banks	$ 29,239	33,058,000	24,240,000	106,265,000
Loans, including fees	9,916,914	11,212,063,000	11,840,037,000	13,864,324,000
Trading assets	206,778	233,783,000	190,925,000	281,970,000
Investment securities	1,301,088	1,471,010,000	1,489,235,000	1,487,980,000
Call loans and securities purchased under resale agreements	76,141	86,085,000	45,683,000	87,903,000
Total interest and dividend income	11,530,160	13,035,999,000	13,590,120,000	15,828,442,000
Interest expense
Deposits	4,165,343	4,709,337,000	5,450,318,000	6,313,614,000
Call money	21,725	24,563,000	67,251,000	121,099,000
Other borrowed funds	190,426	215,295,000	281,841,000	417,315,000
Secured borrowings	155,503	175,811,000	240,446,000	342,025,000
Long-term debt	1,632,352	1,845,538,000	2,191,573,000	2,165,600,000
Total interest expense	6,165,349	6,970,544,000	8,231,429,000	9,359,653,000
Net interest income	5,364,811	6,065,455,000	5,358,691,000	6,468,789,000
Provision for credit losses	3,155,882	3,568,040,000	2,203,993,000	2,313,454,000
Net interest income after provision for credit losses	2,208,929	2,497,415,000	3,154,698,000	4,155,335,000
Non-interest income
Trust fees, net	188,235	212,819,000	188,980,000	165,459,000
Other fees and commission income	2,127,641	2,405,511,000	2,349,892,000	2,380,691,000
Net trading revenue	351,955	397,921,000	164,612,000	104,141,000
Net gain(loss) on investments	(24,138)	(27,291,000)	267,922,000	90,391,000
Other non-interest income	330,962	374,185,000	542,040,000	211,597,000
Total non-interest income	2,974,655	3,363,145,000	3,513,446,000	2,952,279,000
Non-interest expenses
Salaries and employee benefits	2,460,327	2,781,645,000	2,217,554,000	2,334,983,000
Depreciation and amortization	318,033	359,568,000	431,007,000	407,187,000
Other administrative expenses	813,851	920,140,000	857,087,000	875,278,000
Credit card fees	491,604	555,808,000	417,282,000	373,780,000
Other fees and commissions	794,609	898,385,000	870,423,000	826,435,000
Other non-interest expenses	560,260	633,430,000	948,738,000	503,166,000
Total non-interest expenses	5,438,684	6,148,976,000	5,742,091,000	5,320,829,000
Income(loss) before income tax expense	(255,100)	(288,416,000)	926,053,000	1,786,785,000
Income tax expense	268,980	304,108,000	207,484,000	453,847,000
Net income (loss)	(524,080)	(592,524,000)	718,569,000	1,332,938,000
Net income(loss) attributable to noncontrolling interests, net of tax	(3,900)	(4,409,000)	(2,072,000)	6,974,000
Net income(loss) attributable to stockholders	(520,180)	(588,115,000)	720,641,000	1,325,964,000
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(27,035)	(30,566,000)	(117,655,000)	91,626,000
Net unrealized gains (losses) on investment securities	140,633	158,999,000	(3,889,000)	431,269,000
Total other comprehensive income (loss), net of tax	113,598	128,433,000	(121,544,000)	522,895,000
Comprehensive income (loss)	(410,482)	(464,091,000)	597,025,000	1,855,833,000
Comprehensive income (loss) attributable to noncontrolling interests	(3,970)	(4,488,000)	(3,070,000)	6,974,000
Comprehensive income (loss) attributable to stockholders	$ (406,512)	(459,603,000)	600,095,000	1,848,859,000
Basic:
Net income(loss) attributable to stockholders' equity	$ (1.516)	(1,714)	2,215	4,012
Diluted:
Net income attributable to stockholders' equity	$ (1.516)	(1,714)	2,215	4,012
Weighted average basic common shares outstanding (In thousands)	343,029	343,029	325,397	330,498
Weighted average diluted common shares outstanding (In thousands)	343,029	343,029	325,397	330,498

Consolidated Statements of Changes in Total Equity	Common stock [Member] USD ( $)	Common stock [Member] KRW	Additional paid-in capital [Member] USD ( $)	Additional paid-in capital [Member] KRW	Retained earnings [Member] USD ( $)	Retained earnings [Member] KRW	Accumulated other comprehensive income (loss), net of tax [Member] USD ( $)	Accumulated other comprehensive income (loss), net of tax [Member] KRW	Treasury stock [Member] USD ( $)	Treasury stock [Member] KRW	Non-controlling Interest [Member] USD ( $)	Non-controlling Interest [Member] KRW	Total USD ( $)	Total KRW
Balance at Dec. 31, 2007		1,681,896,000,000		5,404,761,000,000		10,013,862,000,000		(132,986,000,000)		(1,956,000,000)		20,413,000,000		16,985,990,000,000
Balance, shares at Dec. 31, 2007		336,353,034
Issuance of common shares		99,862,000,000		856,529,000,000										956,391,000,000
Issuance of common shares, shares		19,972,577
Purchase of treasury stock										(4,445,041,000,000)				(4,445,041,000,000)
Purchase of treasury stock, shares		(73,636,201)
Reissuance of treasury stock
Sale to market				(28,245,000,000)		(482,990,000,000)				1,583,944,000,000				1,072,709,000,000
Sale to market, shares		26,232,012
Stock-based compensation				20,277,000,000										20,277,000,000
Cash dividends declared						(824,065,000,000)								(824,065,000,000)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments								91,626,000,000						91,626,000,000
Unrealized holding losses on investment securities								431,269,000,000						431,269,000,000
Noncontrolling interest												(27,306,000,000)		(27,306,000,000)
Net income (loss)						1,325,964,000,000						6,974,000,000		1,332,938,000,000
Cumulative adjustment for accounting change						24,712,000,000		(24,712,000,000)
Balance at Dec. 31, 2008		1,781,758,000,000		6,253,322,000,000		10,032,771,000,000		389,909,000,000		(2,863,053,000,000)		81,000,000		15,594,788,000,000
Balance, shares at Dec. 31, 2008		308,921,422
Adjusted balance Beginning Balance at Dec. 31, 2008		1,781,758,000,000		6,253,322,000,000		10,057,483,000,000		365,197,000,000		(2,863,053,000,000)		81,000,000		15,594,788,000,000
Adjusted balance (In Shares) Beginning Balance at Dec. 31, 2008		308,921,422
Issuance of common shares		150,000,000,000		953,883,000,000										1,103,883,000,000
Issuance of common shares, shares		30,000,000
Purchase of treasury stock										(2,294,000,000)				(2,294,000,000)
Purchase of treasury stock, shares		(43,412)
Reissuance of treasury stock
Sale to market				8,133,000,000						249,829,000,000				257,962,000,000
Sale to market, shares		4,150,979
Stock-based compensation				(14,785,000,000)										(14,785,000,000)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments								(116,657,000,000)				(998,000,000)		(117,655,000,000)
Unrealized holding losses on investment securities								(3,889,000,000)						(3,889,000,000)
Noncontrolling interest												39,696,000,000		39,696,000,000
Net income (loss)						720,641,000,000						(2,072,000,000)		718,569,000,000
Cumulative adjustment for accounting change					(12,555,000)	(14,195,000,000)							(12,555,000)	(14,195,000,000)
Balance at Dec. 31, 2009	1,708,614,000	1,931,758,000,000	6,368,789,000	7,200,553,000,000	9,533,101,000	10,778,124,000,000	216,390,000	244,651,000,000	(2,313,389,000)	(2,615,518,000,000)	32,467,000	36,707,000,000	15,545,972,000	17,576,275,000,000
Balance, shares at Dec. 31, 2009		343,028,989
Adjusted balance Beginning Balance at Dec. 31, 2009	1,708,614,000	1,931,758,000,000	6,368,789,000	7,200,553,000,000	9,520,546,000	10,763,929,000,000	216,390,000	244,651,000,000	(2,313,389,000)	(2,615,518,000,000)	32,467,000	36,707,000,000	15,533,417,000	17,562,080,000,000
Adjusted balance (In Shares) Beginning Balance at Dec. 31, 2009		343,028,989
Reissuance of treasury stock
Stock-based compensation			8,511,000	9,623,000,000									8,511,000	9,623,000,000
Cash dividends declared					(69,783,000)	(78,897,000,000)							(69,783,000)	(78,897,000,000)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments							(26,920,000)	(30,437,000,000)			(115,000)	(129,000,000)	(27,035,000)	(30,566,000,000)
Unrealized holding losses on investment securities							140,633,000	158,999,000,000					140,633,000	158,999,000,000
Noncontrolling interest											6,042,000	6,831,000,000	6,042,000	6,831,000,000
Net income (loss)					(520,180,000)	(588,115,000,000)					(3,900,000)	(4,409,000,000)	(524,080,000)	(592,524,000,000)
Changes in the Group's ownership interest in subsidiary			33,000	37,000,000			(45,000)	(50,000,000)			12,000	13,000,000
Balance at Dec. 31, 2010	$ 1,708,614,000	1,931,758,000,000	$ 6,377,333,000	7,210,213,000,000	$ 8,930,583,000	10,096,917,000,000	$ 330,058,000	373,163,000,000	$ (2,313,389,000)	(2,615,518,000,000)	$ 34,506,000	39,013,000,000	$ 15,067,705,000	17,035,546,000,000
Balance, shares at Dec. 31, 2010		343,028,989

Consolidated Statements of Changes in Total Equity (Parenthetical) (Retained earnings [Member])	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2008 KRW
Per share amount of cash dividends	$ 0.2	230	2,450

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Cash flows from operating activities:
Net income (loss)	$ (524,080,000)	(592,524,000,000)	718,569,000,000	1,332,938,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	3,155,882,000	3,568,040,000,000	2,203,993,000,000	2,313,454,000,000
Depreciation and amortization	318,033,000	359,568,000,000	431,007,000,000	407,187,000,000
Accretion of discounts on finance debentures	78,155,000	88,363,000,000	139,967,000,000	155,458,000,000
Net loss (gain) on valuation of trading securities	(16,169,000)	(18,281,000,000)	37,405,000,000	(74,578,000,000)
Net gain on valuation of derivatives	(330,677,000)	(373,863,000,000)	(707,639,000,000)	(652,909,000,000)
Net loss (gain) on transaction of derivatives	(340,006,000)	(384,411,000,000)	624,822,000,000	473,307,000,000
Net gain on sales of available-for-sale securities	(65,889,000)	(74,494,000,000)	(165,251,000,000)	(16,306,000,000)
Impairment losses on available-for-sale securities	1,340,000	1,516,000,000	6,667,000,000	224,925,000,000
Net gain on redemption of available-for-sale securities	(88,389,000)	(99,933,000,000)	(12,049,000,000)	(43,254,000,000)
Impairment losses on held-to-maturities securities	797,000	901,000,000	8,208,000,000	17,218,000,000
Net loss (gain) of equity method investments	90,433,000	102,244,000,000	(10,181,000,000)	8,673,000,000
Loss (gain) on sales of equity method investments			13,885,000,000	(343,660,000,000)
Loss on impairment of other securities	128,648,000	145,449,000,000	247,000,000	205,681,000,000
Net gain on other securities	(42,801,000)	(48,391,000,000)	(109,448,000,000)	(143,669,000,000)
Net loss(gain) on fair value hedge accounting	(142,000)	(161,000,000)	17,168,000,000	27,032,000,000
Net loss (gain) on sales of loans	(48,809,000)	(55,184,000,000)	(48,969,000,000)	3,293,000,000
Net gain on disposal of premises and equipment	(5,199,000)	(5,878,000,000)	(3,297,000,000)	(3,538,000,000)
Impairment loss on other assets	(105,000)	(119,000,000)	2,655,000,000	2,272,000,000
Non-cash stock compensation expense	4,245,000	4,800,000,000	23,039,000,000	(20,139,000,000)
Net change in:
Trading assets	2,118,975,000	2,395,713,000,000	5,418,467,000,000	(6,279,966,000,000)
Accrued interest and dividend receivable	64,061,000	72,427,000,000	94,416,000,000	(223,467,000,000)
Deferred income tax assets	(275,107,000)	(311,035,000,000)	(12,390,000,000)
Income tax receivable	470,343,000	531,770,000,000	179,358,000,000	(42,805,000,000)
Other assets	(94,450,000)	(106,786,000,000)	768,519,000,000	(761,952,000,000)
Trading liabilities	(863,932,000)	(976,762,000,000)	(3,944,966,000,000)	6,506,002,000,000
Accrued interest payable	(102,256,000)	(115,612,000,000)	(1,142,141,000,000)	765,565,000,000
Deferred income tax liabilities	(5,764,000)	(6,516,000,000)	25,153,000,000	(40,504,000,000)
Other liabilities	207,697,000	234,822,000,000	(677,230,000,000)	(372,488,000,000)
Net cash provided by operating activities	3,834,834,000	4,335,663,000,000	3,879,984,000,000	3,423,770,000,000
Cash flows from investing activities:
Net change in restricted cash	2,379,954,000	2,690,776,000,000	(1,256,294,000,000)	(797,452,000,000)
Net change in interest-bearing deposits in other banks	(404,117,000)	(456,894,000,000)	(230,643,000,000)	(126,922,000,000)
Net change in call loans and securities purchased under resale agreements	(720,184,000)	(814,240,000,000)	(625,426,000,000)	211,951,000,000
Proceeds from sales of available-for-sale securities	3,304,355,000	3,735,904,000,000	3,627,220,000,000	8,510,135,000,000
Proceeds from maturities of available-for-sale securities	17,741,657,000	20,058,718,000,000	29,437,945,000,000	13,206,773,000,000
Purchases of available-for-sale securities	(20,687,395,000)	(23,389,168,000,000)	(36,743,215,000,000)	(22,295,970,000,000)
Proceeds from maturities, prepayments and calls of held-to-maturity securities	2,797,034,000	3,162,326,000,000	1,158,695,000,000	1,735,488,000,000
Purchases of held-to-maturity securities	(3,210,235,000)	(3,629,492,000,000)	(1,181,732,000,000)	(3,322,132,000,000)
Net change in venture capital securities	3,139,000	3,548,000,000	5,172,000,000	9,949,000,000
Proceeds from sales of equity method investment			3,354,000,000	699,932,000,000
Purchases of equity method investment	(186,324,000)	(210,658,000,000)	(20,672,000,000)	(812,616,000,000)
Net change in other securities	(239,778,000)	(271,093,000,000)	(137,305,000,000)	(415,690,000,000)
Acquisition of subsidiaries, net of cash acquired			5,501,000,000	(267,543,000,000)
Net originations and repayments of loans	(2,975,457,000)	(3,364,052,000,000)	(1,229,354,000,000)	(28,957,933,000,000)
Proceeds from sales of loans	466,613,000	527,553,000,000	2,652,508,000,000	529,769,000,000
Proceeds from sales of premises and equipment	11,339,000	12,821,000,000	17,584,000,000	13,956,000,000
Payments for purchases of premises and equipment	(105,975,000)	(119,816,000,000)	(187,103,000,000)	(454,877,000,000)
Net change in security deposits	(60,486,000)	(68,385,000,000)	(60,433,000,000)	(91,356,000,000)
Net cash used in investing activities	(1,885,860,000)	(2,132,152,000,000)	(4,764,198,000,000)	(32,624,538,000,000)
Cash flows from financing activities:
Net decrease in non-interest bearing deposits	(19,358,000)	(21,886,000,000)	(334,414,000,000)	(239,913,000,000)
Net increase in interest-bearing deposits	9,527,311,000	10,771,578,000,000	10,802,342,000,000	20,494,149,000,000
Net increase (decrease) in call money	(666,158,000)	(753,159,000,000)	(2,084,586,000,000)	2,581,415,000,000
Net decrease in secured borrowings	(1,723,652,000)	(1,948,761,000,000)	(1,209,926,000,000)	(435,263,000,000)
Net increase (decrease) in other borrowed funds	(139,568,000)	(157,796,000,000)	(2,347,833,000,000)	2,533,164,000,000
Proceeds from issuance of long-term debt	7,954,094,000	8,992,899,000,000	8,748,413,000,000	15,981,200,000,000
Repayment of long-term debt	(15,754,975,000)	(17,812,574,000,000)	(14,393,996,000,000)	(7,255,854,000,000)
Cash dividends paid to noncontrolling interests by subsidiaries				(1,535,000,000)
Payment for stock option exercise	(3,737,000)	(4,225,000,000)	(1,363,000,000)	(894,000,000)
Proceeds from issuance of common stock			1,103,883,000,000
Proceeds from reissuance of treasury stock			257,962,000,000	1,595,000,000
Purchases of treasury stock			(2,294,000,000)	(3,411,293,000,000)
Cash dividends paid on common stocks	(69,783,000)	(78,897,000,000)		(824,065,000,000)
Increase in noncontrolling interests	1,124,000	1,271,000,000	31,158,000,000	1,013,000,000
Net cash provided by (used in) financing activities	(894,702,000)	(1,011,550,000,000)	569,346,000,000	29,423,719,000,000
Effect of exchange rate changes on cash	(17,879,000)	(20,214,000,000)	(62,973,000,000)	79,996,000,000
Net increase (decrease) in cash and cash equivalents	1,036,393,000	1,171,747,000,000	(377,841,000,000)	302,947,000,000
Cash and cash equivalents, beginning of year	2,384,194,000	2,695,569,000,000	3,073,410,000,000	2,770,463,000,000
Cash and cash equivalents, end of year	3,420,587,000	3,867,316,000,000	2,695,569,000,000	3,073,410,000,000
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	6,267,961,000	7,086,557,000,000	9,373,680,000,000	8,593,635,000,000
Cash paid (received) during the year for income tax, net	32,605,000	36,863,000,000	(130,031,000,000)	1,114,677,000,000
Supplemental schedule of noncash investing and financing activities:
Bonds and securities received in connection with loan restructuring	46,423,000	52,486,000,000	9,037,000,000	40,000,000
Increase (decrease) in cumulative translation adjustments, net of tax	(27,035,000)	(30,566,000,000)	(117,655,000,000)	91,626,000,000
Increase (decrease) in unrealized gains on investment securities, net of tax	140,633,000	158,999,000,000	(3,889,000,000)	431,269,000,000
Issuance of common stock-reorganization:
Acquisition of treasury stock				856,555,000,000
Acquisition of noncontrolling interests				33,459,000,000
Goodwill-noncontrolling interests				68,935,000,000

General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
General Information and Summary of Significant Accounting Policies
General Information and Summary of Significant Accounting Policies
1.	General Information and Summary of Significant Accounting Policies

KB Financial Group Inc. is a financial holding company whose businesses provide a broad range of financial services to consumer and corporate customers primarily in the Republic of Korea. KB Financial Group Inc. was incorporated on September 29, 2008 under the Financial Holding Company Act in Korea.

KB Financial Group Inc. and its subsidiaries (collectively referred to as the "Company") derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations primarily in Korea and in selected international markets. The Company's principal business includes ownership and management of subsidiaries and affiliate companies that are engaged in financial services or activities.

As of December 31, 2010, the Company's paid-in capital amounted to (Won)1,931,758 million. Out of 386,351,693 shares issued at December 31, 2010, 40,353,823 shares (10.44% of total shares issued) were listed on the New York Stock Exchange as American Depository Shares ("ADS").

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, fair value and impairment of investment securities, derivative financial instruments, deferred tax assets and related valuation allowances, financial instruments with no available market prices, goodwill, other intangibles and share based compensation.

Basis of presentation and consolidation

The consolidated financial statements include the accounts of KB Financial Group Inc. and its subsidiaries which are generally controlled through a majority voting interest. The Company also includes in its consolidated financial statements the accounts of the variable interest entities ("VIEs") where the Corporation is primary beneficiary. A VIE is an entity that lacks equity investors or whose equity investors do not have a controlling financial interest in the entity through their equity investments.

The Company accounts for investments in companies in which it owns a voting or economic interest of 20 to 50 percent and is not the primary beneficiary but has the ability to exercise significant influence over operating and financing decisions using the equity method of accounting. These investments are reported in "Other securities" under "Investments" and the Company's proportionate share of income or loss of the equity method investees and gains and losses realized on disposition of investments are reported in "Net gain (loss) on investments."

The Company evaluates variable interests in VIEs. Variable interests are those in which the value of the interest changes with the fair value of the net assets of the entity exclusive of variable interests. When the Company first becomes involved with the VIE, the Company evaluates the existence of a primary beneficiary. If the results of the evaluation indicate that the Company is the primary beneficiary, the Company consolidates that entity. The Company performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and therefore subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Company's involvement with a VIE cause the Company's consolidation decision to be reversed. The Company has variable interest in VIEs which are not consolidated because the Company is not the primary beneficiary. These include Special Purpose Entities ("SPEs") where the Company provides administration services and liquidity (See Note 9).

Assets held in agency, fiduciary or trust management capacities are not included in the consolidated financial statements.

The consolidated financial statements are presented in accordance with U.S. GAAP. All material inter-company transactions and balances have been eliminated in consolidation.

In December 2007, the FASB issued ASC 810-10-45-15 Noncontrolling Interest in Consolidated Financial Statements, which establishes standards for the accounting and reporting of noncontrolling interest in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. Upon adoption, ASC 810-10-45-15 requires that the equity interest of noncontrolling stockholders, partners, or other equity holders in subsidiaries be presented as a separate item in the Company's total equity, rather than mezzanine item between the liabilities and total equity. As such, no gain or loss related to these type changes can be reflected in income. Furthermore, no change in the carrying amount of subsidiary assets or liabilities can be recognized. After initial adoption, when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary must be measured at fair value at the date of the deconsolidation. The gain or loss on the deconsolidation of the subsidiary is measured using the fair value of the remaining investment, rather than the previous carrying amount of that retained investment. The presentation and disclosure requirements shall be applied retrospectively for all periods presented and therefore the 2008 financial statements was adjusted to retrospectively apply the adoption of ASC 810-10-45-15. The adoption of ASC 810-10-45-15 resulted in a reclassification of minority interests to a separate component of total equity on the balance sheet and income attributable to noncontrolling interests is shown as a reduction from net income in calculating net income available to common stockholders on the statement of operations. All previous references to "minority interests" in the consolidated financial statements have been revised to "noncontrolling interests".

Business combination

The Company accounts for business combinations using the purchase method. Identifiable intangible assets acquired in a business combination are separately valued and recognized on the balance sheet if they meet certain requirements. The excess of the cost of the acquired entity over the net amounts assigned to assets acquired and liabilities assumed is recognized as an asset referred to as "Goodwill". Results of operations of the acquired business are included in the consolidated statements of income from the date of acquisition.

Foreign currency translation

Monetary assets and liabilities denominated in foreign currencies are translated into Korean won at the exchange rate prevailing on the balance sheet date, with resulting gains or losses included in the consolidated statements of income. Transactions in foreign currencies are recorded at the exchange rate prevailing on the date of the transaction and the relating gains or losses from the settlement of foreign currency transactions are recognized in the consolidated statements of income.

Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated, for consolidation purposes, at current exchange rates from the local currency to the reporting currency, the Korean won. Assets and liabilities of foreign branches and subsidiaries are recorded and reported in the accompanying consolidated balance sheets using the period-end exchange rates. Income and expense of foreign branches and subsidiaries are recorded and reported in the consolidated statement of income using the average rates for the relevant periods. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive income (loss), net of tax. Gains and losses arising from the translation of available-for-sale securities denominated in foreign currencies are also recorded as a component of accumulated other comprehensive income (loss), net of tax.

Cash and cash equivalents

Cash and cash equivalents are comprised of cash on hand, cash items in the process of collection, highly liquid securities and interest-earning deposits with original maturities at the time of purchase of 90 days or less, other than those used for trading purposes.

Securities purchased under agreement to resell and securities sold under agreement to repurchase

The Company enters into short-term purchases of securities under agreements to resell ("Resale agreements") and sales of securities under agreements to repurchase ("Repurchase agreements") substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively, when control over the related securities has not been surrendered by the transferor and are recorded at the amount at which the securities were acquired or sold. It is the Company's policy to take possession of securities under agreements to resell. The Company minimizes the credit risk associated with these transactions by monitoring its aggregate credit exposure to each counterparty and collateral value, and requiring the counterparty to deposit additional collateral with the Company when deemed necessary. The Company accepts collateral that it is permitted by contract or custom to sell or repledge. At December 31, 2009 and 2010, the fair values of these collaterals were (Won)1,590,188 million and (Won)1,962,945 million respectively and none of the collaterals was sold or repledged for the years. The Company also pledges securities as collateral in transactions that include repurchase agreements. This collateral can be sold or repledged by the counterparties to the transactions.

Trading assets and liabilities, including derivatives

Trading assets include securities that are bought and held principally for the purpose of selling them in the near term. Trading liabilities include securities that are sold short, not yet purchased. Trading positions are carried at fair value and recorded on a trade date basis. The Company recognizes changes in the fair value of trading positions as they occur in "Net trading revenue".

Trading assets and liabilities also include derivatives used for trading purposes and for non-trading purposes that do not qualify for hedge accounting treatment and foreign exchange contracts that are recognized on the consolidated financial statements at fair value. Trading and non-trading derivatives include interest rate and foreign currency swaps, credit indexed contracts, equity conversion options, puts and calls, caps and floors, warrants, and futures and forwards. The Company recognizes changes in the fair value of trading and non-trading derivatives that do not qualify for hedge accounting treatment and foreign exchange contracts as they occur in "Net trading revenue".

The fair value of trading securities, derivative financial instruments and foreign exchange contracts is determined using quoted market prices, including quotes from dealers trading those securities or instruments, when available. If quoted market prices are not available, the fair value is determined based on pricing models, quoted prices of instruments with similar characteristics or discounted cash flows.

Derivatives used for hedging purposes

The Company uses various derivative instruments as part of its asset and liability management process, including interest rate and foreign currency swaps, to manage various interest rate and foreign exchange exposure or modify interest rate characteristics of various balance sheet accounts. Certain derivative contracts are entered into for non-trading purposes and are intended to serve as economic hedges of risk but do not qualify for hedge accounting.

Derivatives accounted for as hedges must be highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be formally designated as a hedge, with documentation of the risk management objective and strategy for the hedge, identification of the hedging instrument, the hedged item and risk exposure, and how effectiveness is assessed prospectively and retrospectively at inception and on a regular basis using quantitative measures of correlation. The Company discontinues hedge accounting when it is determined that a derivative is not expected to be or has ceased to be highly effective as a hedge, and reflects changes in fair value in earnings after termination of the hedge relationship.

All derivatives, whether designated for hedging relationships or not, are recorded on the consolidated balance sheets at fair value. If the derivative is designated as a fair value hedge of fixed rate assets or liabilities, all changes in the fair value of the derivative and changes in the fair value of the hedged item attributable to the hedged risk are recognized in other non-interest income(expense). Hedge ineffectiveness is reflected in the current earnings as well. Fair value hedges are used to limit the Company's exposure to total changes in the fair value of its interest-bearing liabilities that are due to interest rate or foreign exchange volatility. Fair value hedges of the Company mainly include hedges of fixed rate debentures.

If the derivative is designated as a cash flow hedge of floating rate assets, liabilities or forecasted transactions, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income and recognized in the consolidated income statements when the hedged item affects earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. Cash flow hedges are used to minimize the variability in cash flows of interest-earning assets or interest-bearing liabilities or forecasted transactions caused by interest rate or foreign exchange fluctuations.

If hedge relationships are terminated, hedge designations are removed, or if forecasted transactions are no longer expected to occur, hedge accounting treatment is not applied prospectively and the related hedging derivatives would be transferred to trading assets and liabilities. In such cases, the changes in the fair value or cash flows of the hedged item that are attributable to the risk being hedged will not be offset and the fair value changes in the hedging derivatives are recognized immediately in current earnings.

The Company's designated fair value hedges consisted primarily of interest rate swaps and cross currency rate swaps designated as fair value hedges. When applying fair value hedge accounting the Company uses standard statistical methods of regression to determine if the results of the changes in value of the hedging derivative and the hedged item meet the criteria for a highly effective hedge accounting relationship.

Investments in equity securities and debt securities

Equity securities with readily determinable fair values are recorded on a trade-date basis and are accounted for at fair value. Dividend income on these securities is recorded in "Interest and dividend income". Securities purchased with the intention of recognizing short-term profits are included in "Trading assets" at fair value. Marketable equity securities not classified as trading are designated as available-for-sale securities and are carried at fair value with unrealized gains and losses, net of income tax, reflected in accumulated other comprehensive income (loss). Realized gains and losses on the sales of equity securities and other –than –temporary impairment of equity securities are determined using the moving average method.

Debt securities are recorded on a trade-date basis. Debt securities for which the Company has the positive ability and intent to hold until maturity are classified as held-to-maturity securities and recorded at amortized cost and adjusted for accretion or amortization of discounts and premiums. Debt securities that the Company purchases for short-term appreciation or other trading purposes are carried at fair value and classified as short-term investments which are included in "Trading assets." Debt securities not classified as held-to-maturity or trading are designated as available-for-sale and carried at fair value with unrealized gains and losses, net of income tax, reflected in accumulated other comprehensive income (loss). Interest earned on debt securities, including amortization of premiums and accretion of discounts based on the effective interest rate method, is included in "Interest and dividend income" and realized gains and losses from the sale of debt securities, which are included in "Net gain (loss) on investments," are determined on a specific security basis.

Management regularly evaluates whether declines in fair value of individual available-for-sale securities and held-to-maturity securities below their amortized cost are other-than-temporary. Factors considered in determining whether such declines in value are other-than-temporary include the length of time and extent to which fair value is less than cost, the status, financial condition and near-term prospects of the issuer and the status of the security as well as whether the Company either plans to sell the security or it is more-likely-than-not that it will be required to sell prior to recovery of the amortized cost basis. Management continually monitors and evaluates these securities for impairment that is other-than-temporary.

The Company's Consolidated Statement of Income reflects the full impairment (that is, the difference between the security's amortized cost basis and fair value) on debt securities that the Company intends to sell or would more-likely-than-not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale (AFS) and held-to-maturity (HTM) debt securities that management has no intent to sell and believes that it more likely-than-not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in Accumulated Other Comprehensive Income (AOCI). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected using the Company's cash flow projections using its base assumptions. The disclosures related to the Company's investment and OTTI are detailed in Note 8.

Venture capital securities

KB Investment Co., Ltd., one of the Company's subsidiaries, engages exclusively in venture capital activities. Venture capital investments are not within the scope of the accounting guidance for certain Investments in debt and equity securities" and are subject to specialized industry accounting principles for investment companies. Venture capital investments are recorded as "Venture capital securities" under "Investments" and are carried at fair value with net changes in fair value recognized in "Net gain on investments." The fair values of publicly-traded securities held by this subsidiary are generally based on quoted market prices. Securities that are held by this subsidiary that are not publicly traded are initially recorded at cost, which is deemed to approximate the fair value as of the acquisition date. Subsequent to that date, management estimates the fair value based on investee transactions with unaffiliated parties, management's review of the investee's financial results and condition and the latest obtainable net asset value of the investees.

Non-marketable or restricted equity securities

Certain equity securities that do not have readily determinable fair values or have sales restrictions exceeding one year are recorded using the cost method. The cost method is used for those investments in which the Company does not have significant influence over the investees, and under this method, there is no change to the cost basis unless there is other-than-temporary decline in value. If the decline is determined to be other-than-temporary, the Company writes down the cost basis of the investment to a new cost basis that represents realizable value. Non-marketable or restricted equity securities are recorded as "Other securities" under "Investments" and the amount of write-down is included in earnings under "Net loss on investments" and dividend income earned on these securities is recorded in "Interest and dividend income".

Loans

Loans are carried at their outstanding principal balances, net of allowance for loan losses and unamortized deferred nonrefundable loan origination fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield. Interest income on loans that are not placed on non-accrual status is accrued at the effective rate and credited to income as it is earned.

Loans are generally placed on non-accrual status when principal or interest payments become contractually one day past due or are classified as impaired loans, except where the loans are fully collateralized by customer deposits or guaranteed by sovereign or certain selected financial institutions. When a loan is placed on non-accrual status, interest accrued previously but unpaid is generally reversed against current year interest income. Cash receipts on non-accrual loans, for which the ultimate collectability of principal is uncertain, are applied as principal reductions; otherwise, payments are applied first to the delinquent interest, normal interest, and then to the loan balance until paid in full. A non-accrual loan is normally restored to accrual status when all the principal and interest amounts contractually due are brought current and it is believed that the financial condition of the borrower has improved to the extent that the collection of future principal and interest on a timely basis is reasonably assured. This non-accrual loan is consistently applied to all classes of loans.

Securities received by the Company under a debt restructuring or settlement are recorded at the fair value of the security at the date of restructuring or settlement. Any difference between the fair value of the security and the net carrying amount of the loan is recorded as a direct charge-off or recovery on the loan, as appropriate, through the allowance for loan losses.

Loans held for sale

Loans held for sale are loans that the Company no longer intends to hold for investment purpose. The Company's loans held for sale include residential mortgage loans and are carried at the lower of aggregate cost or market value. Loans held for sale are included in "Other assets" and gains and losses on the sales of loans are determined using the specific-identification method and included in "Other non-interest income (expenses)".

Allowance for loan losses

The allowance for loan losses is based on management's continuing review and evaluation of the loan portfolio and is management's best estimate of probable losses incurred as of the balance sheet date. The determination of the adequacy of the allowance for loan losses hinges on various judgments and assumptions, including but not necessarily limited to, management's assessment of potential losses on individual loans, domestic and international economic conditions, loan portfolio composition, transfer risks and prior loan loss experience. The allowance for loan losses is charged against income as provision for loan losses. The aggregate allowance for loan losses is increased by amounts charged to the provision for loan losses, net of charge-offs, and recoveries as a result of cash collections from charged-off accounts.

The Company's allowance for loan losses consists of (a) specific allowances for specifically identified impaired borrowers, and (b) general allowances for homogeneous pools of commercial and consumer loans, and other loans which are not specifically identified as impaired.

A commercial loan is considered as impaired when, after consideration of current information and events, it is probable that the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Generally, the Company considers the following types of loans to be impaired:

•	Loans classified as "substandard" or below according to the Financial Services Commission's asset classification guidelines;

•	Loans that are 30 days or more past due;

•	Loans to companies that have received a warning from the Korean Federation of Banks, indicating that the Company has exhibited difficulties in making timely payments of principal and interest;

•	Loans which are "troubled debt restructurings".

Consumer loans and credit card loans which are classified as TDRs are included in impaired loans.

Once a loan has been identified as individually impaired, the Company's measurement of an impairment of a loan, with the exception of large groups of smaller-balance homogeneous loans that are collectively evaluated for impairment, is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. If the recorded investment in impaired loans exceeds the present value of payments expected to be received, a specific allowance is established as a component of allowance for loan losses. Management consults closely with individual loan officers and reviews the cash flow assumptions used to estimate the expected future cash flows. The Company considers the reliability and timing of appraisals such as the time to value the collateral and current market conditions to determine the reasonableness of fair value estimates, for the case where the measurement of an impairment of a loan is based on the fair value of collateral for collateral dependent loans.

The general allowance for non-impaired commercial loans, consumer loans and credit card loans is determined using several modeling tools, including a delinquency roll-rate model for credit cards by products, as well as a risk rating migration model for homogeneous pools of commercial and consumer loans. A roll-rate model is a statistical tool used to monitor the progression of loans based on aging of balance and established loss rates. The actual historical loss rates derived from this model are used to project the estimated percentage of losses within each aging category based on performance over an established period of time. A migration model is a statistical tool used to monitor the progression of loans and the corresponding historical loss rates. The loss rates derived from this model are used to project the expected percentage of losses within each loan grade category based on past performance over varying periods of time. The loss factors developed through the use of such models are based on various analyses, including the Company's historical delinquency and loan loss experience, and adjusted for qualitative factors, such as the current economic conditions in which the Company operates as well as current lending policies and procedures.

Loans are charged off if they are deemed to be uncollectible. Consumer and credit card loans are charged off when those loans are past due more than 180 days.

Allowance for off-balance sheet credit instruments

The Company maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, acceptances, standby and commercial letters of credit and other financial instruments to absorb estimated probable losses related to these unfunded credit facilities. The allowance is estimated based on the assessment of the probability of commitment usage and credit risk factors for loans outstanding to these same customers. The allowance for credit losses for off-balance sheet credit instruments is included in "Other liabilities" in the consolidated balance sheets.

Secured borrowings

Transfers of loans and securities related to certain securitizations, in which control over the loans and securities has not been surrendered, are accounted for as collateralized borrowings. The liability for funds received under the related loans and securities sale agreements is included in "Secured borrowings". Also, the amounts borrowed based on collateral and the amounts borrowed under repurchase agreements in which control over the related securities has not been surrendered by the transferor are included in "Secured borrowings".

Loans and securities provided as collateral

The Company pledges loans as collateral for certain borrowings. These borrowings are structured as transfers of loans through asset securitization, which are retained on the consolidated balance sheets, as the Company retains control of the assets transferred. The Company also pledges securities as collateral for transactions on repurchase agreements, derivatives contracts, borrowings from the Korean Federation of Banks and other borrowings structured as a transfer of securities through asset securitizations. The Company retains control of the securities and retains them on the consolidated balance sheets.

Premises and equipment

Premises, equipment and furniture, leasehold improvements and leased property under capital leases are stated at cost less accumulated depreciation. Depreciation of buildings is computed on a straight-line basis over the estimated useful lives of the assets. Depreciation of equipment and furniture and lease property under capital leases is computed on a declining balance basis over the useful lives of the assets, or the term of the lease, if shorter, in the case of leasehold improvements. Gains or losses on disposals of premises and equipment are determined by reference to their carrying amount and are reported in "Other non-interest income (expenses)." Maintenance and repairs are charged to expense as incurred. The estimated useful lives of premises and equipment are as follows:

Buildings	40 years
Equipment and furniture	3-6 years
Leasehold improvements	1-5 years
Leased property under capital leases	4years

Goodwill and other intangible assets

Goodwill is calculated as the purchase premium after adjusting for the fair value of net assets acquired. Goodwill is not amortized but is reviewed for potential impairment on an annual basis, or when events or circumstances indicate a potential impairment, at the reporting unit level in accordance with accounting guidance that requires that goodwill and other intangible assets be tested for impairment at the reporting unit level at least annually or more frequently, if events or circumstances indicate a potential impairment.

The goodwill impairment test is performed in two phases. The first step of the impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, goodwill of the reporting unit is considered impaired, and an additional procedure must be performed. The second step of the impairment test quantifies the amount of the impairment loss by comparing the carrying amount of goodwill to its implied fair value. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its implied fair value.

The Company has finite-lived intangible assets including core deposit intangibles, credit card relationship intangibles and capitalized software. Core deposit intangibles reflect the estimated fair value of the acquired demand deposits and savings deposits, which the Company can expect to maintain for an extended period of time because of generally stable customer relationships. Credit card relationship intangibles reflect the estimated fair value of the credit card relationships acquired from which the Company expects to derive future benefits over the estimated lives of such relationships. Both the core deposit intangibles and the credit card relationship intangibles are amortized on an accelerated basis over their useful lives in proportion to the estimated run-off of depositors and credit card customers, respectively. The estimated useful lives of the core deposit intangibles and the credit card relationship intangibles range from six to ten years. Capitalized software is amortized over its estimated useful life ranging from four to five years. The Company had no indefinite-lived intangible assets as of December 31, 2009 and 2010.

Impairment of long-lived assets and other intangible assets

The Company reviews its long-lived assets, including identifiable intangibles with definite lives in accordance with accounting guidance for impairment of long-lived assets whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Such circumstances include significant or sustained declines in revenues or earnings and material adverse changes in the economic climate. The carrying amount of an intangible asset is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to derive from the use of such asset. For assets which the Company intends to hold for use, if the total of the expected future undiscounted cash flows is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets. For assets which the Company intends to sell, a loss is recognized for the amount that the estimated fair value, less cost to sell, is less than the carrying value of the assets.

Fair value measurement

The Company measures the fair values of its financial instruments in accordance with accounting guidance which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company adopted the accounting guidance related to nonfinancial assets and nonfinancial liabilities that are not measured at fair value on a recurring basis on January 1, 2009. In addition, the Company categorizes assets and liabilities measured at fair value into three-level hierarchy based on the inputs to fair value measurement. The following describes the three-level hierarchy.

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities either directly or indirectly; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts are detailed in Note 29.

Stock-based compensation

The Company has various stock-based employee compensation plans, which are described in detail in Note 28. The written terms of the Company's share-based payments allows the Company, at its option, to settle the awards in cash, however, it is the Company's past practice and its intention to continue settling the awards in cash. Accordingly, at grant date, the Company initially measures compensation expense and liabilities for stock options and other share-based payments based on the instruments' grant date fair value. Subsequently, the liabilities incurred under share-based payment arrangements are remeasured at the end of each reporting period until settlement.

Trust fees and compensation to the trust accounts

The Company manages funds on behalf of its customers through the operation of various trust accounts. The Company earns fees for managing those funds, which are recognized when earned. In certain cases, the Company guarantees (a) principal and a fixed return on principal or (b) principal only to the investors in those trust accounts. At each balance sheet date, the Company accrues the liability that exists on account of such guarantees where the Company does not consolidate the trust accounts.

Other fees and commission income

Other fees and commissions primarily consist of credit card fees, fees on guarantees and import/export letters of credit, and commissions received on remittance, lottery sales, cash dispenser service, cash management services and others. Such fees are recognized when earned.

Income tax

The Company accounts for income taxes in accordance with the accounting guidance for income taxes, that prescribes two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and deferred income tax expense is provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, including operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the carrying values of assets and liabilities for financial reporting purposes and their tax bases. Deferred income tax benefit or expense is then recognized for the change in deferred tax assets or liabilities between periods. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

Deferred tax assets, including the tax effect of carryforward tax losses, are recognized to the extent it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. To the extent the deferred tax assets are not realizable, a valuation allowance is recognized.

The Company uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit which is greater than 50% likely to be realized. The difference between the benefit recognized and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

Additionally, the Company elected to classify interest and penalties related to tax positions as a component of income tax expense. See Note 25 to the consolidated financial statements for further details of the Company's provision and related income tax assets and liabilities.

Earnings per share

Basic earnings per share are computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding in each period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Diluted earnings per share are computed on the basis of the weighted average number of common shares outstanding during each period and dilutive common equivalent shares representing the weighted average dilutive effect of the Company's stock options outstanding during each period. Dilutive potential common shares are calculated using the "treasury stock" method.

Comprehensive income

The Company records unrealized gains and losses on investment securities and foreign currency translation adjustments in "Accumulated other comprehensive income (loss), net of tax." Gains and losses on investment securities are reclassified to net income or loss as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to net income or loss at the time of the charge. Translation gains or losses on foreign currencies translation adjustments are reclassified to net income or loss upon the sale or liquidation of investment in foreign operations.

United States dollar amounts

The Company operates primarily in Korea and its official accounting records are maintained in Korean won. The U.S. dollar amounts are provided herein as supplementary information solely for the convenience of the reader. Korean won amounts are expressed in U.S. dollars at the rate of (Won)1130.60 to U.S. $1.00, the U.S. Federal Reserve Bank of New York buying exchange rate in effect at noon, December 31, 2010. Such convenience translation into US dollars should not be construed as representations that the Korean won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.

Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2010
Recently Issued Accounting Standards
Recently Issued Accounting Standards
2.	Recently Issued Accounting Standards

Elimination of Qualifying Special Purpose Entities(QSPEs) and Changes in the Consolidation Model for Variable Interest Entities (VIEs)

In June 2009, the FASB issued SFAS No.166, "Accounting for Transfers of Financial Assets, an amendment to FASB Statement No.140". This statement removed (1) the concept of a QSPE from ASC 860–Transfers and Servicing and (2) the exceptions from applying ASC 810–Consolidation to QSPEs. This statement amends ASC 860 to revise and clarify the derecognition requirements for transfers of financial assets and the initial measurement of beneficial interests that are received as proceeds by a transferor in connection with transfers of financial assets. This statement also requires additional disclosure about transfers of financial assets and a transferor's continuing involvement with such transferred financial assets. The Company adopted this statement on January 1, 2010 on a prospective basis and the impact of the adoption was not material to its financial condition, results of operations or cash flows.

In June 2009, the FASB issued SFAS No.167, "Amendments to FASB Interpretation No. 46 (R)."

This statement amends ASC 810 to require ongoing assessments to determine whether an entity is VIE and whether an enterprise is the primary beneficiary of a VIE. This statement also amends the guidance for determining which enterprise, if any, is the primary beneficiary of a VIE by requiring the enterprise to initially perform a qualitative analysis to determine if the enterprise's variable interest or interests give it a controlling financial interest. Consolidation is based on a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance. If a company has control and the right to receive benefits or the obligation to absorb losses which could potentially be significant to the VIE, then consolidation is required. This statement also requires additional disclosure about transfers of financial assets and a transferor's continuing involvement with such transferred financial assets. The Company adopted these changes on January 1, 2010 and the impact of adoption resulted in a decrease in shareholder's equity of (Won)14,195 million, net-of-tax, as of January 1, 2010. In addition, as a result of the adoption, total assets and total liabilities decreased by (Won)84,282 million and (Won)70,087 million, respectively, as of January 1, 2010.

In February 2010, the FASB issued Accounting Standard Update No. 2010-10, Consolidation (Topic 810), Amendments for Certain Investment Funds (ASU 2010-10). ASU 2010-10 provides a deferral of the requirement of ASC 810 for certain investment entities that have the attributes of entities subject to ASC 946 (the "investment company guide") and registered money market funds as well as all other unregistered funds that operate in a similar manner as registered money market funds. The Company has determined that a majority of the investment vehicles managed by the Company are provided a deferral from the requirements of SFAS 167 because they meet the criteria for a deferral provided in ASU 2010-10. These vehicles continue to be evaluated under the requirements of ASC 810-10, prior to the implementation of the new guidance in ASC 810.

Additional Disclosures about Fair Value Measurements.

In January 2010, the FASB issued ASU 2010-06, "Improving Disclosures about Fair Value Measurements". The ASU 2010-06 amends ASC 820 and requires disclosing the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. These changes also clarify existing disclosure requirements on the level of disaggregation and disclosures regarding inputs and valuation techniques. The disclosures are effective for reporting periods beginning after December 15, 2009. The Company adopted this statement as of January 1, 2010. The required disclosures are included in Note 29. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives. The ASU 2010-11 amends ASC 815 and clarifies that certain embedded derivatives, such as those contained in certain securitizations, CDOs and structured notes, should be considered embedded credit derivatives subject to potential bifurcation and separated fair value accounting. The ASU 2010-11 allows any beneficial interest issued by a securitization vehicle to be accounted for under the fair value option at transition. The Company adopted these changes on July 1, 2010. The adoption of this statement had no impact on the Company's consolidated financial condition, results of operations and cash flows.

Effect of a Loan Modification When the Loan is Part of a Pool Accounted for as a Single Asset

In April 2010, the FASB issued ASU 2010-18, Effect of a Loan Modification When the Loan is Part of a Pool Accounted for as a Single Asset. As a result of the amendments modifications of loans that are accounted for within a pool under Subtopic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity is required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. These changes became effective for modifications of loans occurring in reporting periods ending on or after July 15, 2010 and had no impact on the Company's consolidated financial condition, results of operations and cash flows.

Enhancing Disclosures about the Credit Quality of Financing Receivables

In July 2010, the FASB issued ASU 2010-20, "Disclosures about the Credit Quality of Financing Receivables", The ASU 2010-20 amends ASC 310 and enhances disclosures about the credit quality of financing receivables and the allowance for credit losses. These changes define a portfolio segment as the level at which an entity develops and documents a systematic methodology to determine the allowance for credit losses, and a class of financing receivables as the level of disaggregation of portfolio segments based on the initial measurement attribute, risk characteristics and methods for assessing risk. The Company's portfolio segments are commercial, consumer and credit cards loans. The classes in the commercial portfolio segments are commercial & industrial, construction, other commercial and foreign. The classes in the consumer portfolio segments are mortgage, home equity, other consumer and foreign. The credit card portfolio segment consists of only a credit card class. Under this new accounting guidance, the allowance is presented by portfolio segment. The disclosures are effective for reporting periods ending on or after December, 15, 2010 and are included in Note 10. Additionally, the disclosures about activity that occurs during a reporting period are effective for reporting periods beginning on or after December 15, 2010. According to this statement, the Company must also provide supplemental information on the nature and extent of TDRs. Under ASU 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20, these TDR disclosures have been deferred to coincide with a separate FASB TDR project, with an effective date in second quarter 2011.

Business Development	12 Months Ended
Dec. 31, 2010
Business Development
Business Development
3.	Business Development

Reorganization (Establishment of KB Financial Group Inc.)

The stockholders of Kookmin Bank approved a reorganization that involved the formation of KB Financial Group Inc., a holding company, and a stock transfer at its extraordinary stockholders meeting on August 25, 2008 and received the final approval from the Financial Services Commission on September 26, 2008. In accordance with the approval, KB Financial Group Inc. was established on September 29, 2008 and the stockholders of Kookmin Bank received one common share of KB Financial Group Inc. for one common share of Kookmin Bank. As a result, Kookmin Bank became a wholly-owned subsidiary of KB Financial Group Inc., and, in addition, the shares of KB Financial Group Inc. replaced the shares of Kookmin Bank on the Korea Stock Exchange on October 10, 2008. The foregoing reorganization was accounted for as a transaction between entities under common control.

In addition, as part of the reorganization, KB Financial Group Inc. acquired equity shares of subsidiaries of Kookmin bank. The acquisition was accounted for using the purchase method in accordance with ASC 805.

Furthermore, Kookmin Bank acquired 73,607,601 shares of KB Financial Group Inc. and had 47,407,671 shares as of December 31, 2008, after disposing of 26,199,930 shares prior to December 31, 2008. The Company sold additional 4,084,967 shares in 2009 and did not sell any shares in 2010. Consequently, the Company has 43,322,704 shares as of December 31, 2010. The Company classified these shares as treasury stock in the consolidated financial statements as of December 31, 2010 and plans to dispose of them within three years from the acquisition date pursuant to the Korean Commercial Law.

Acquisition of KB Investment & Securities Co., Ltd

On March 11, 2008, Kookmin Bank acquired 9,580,000 common shares of KB Investment & Securities Co., Ltd., formerly Hannuri Investment & Securities Co., Ltd., from J.D.K. Investment Co., Inc. for (Won)267,554 million. Kookmin Bank acquired 95.8% of the voting rights of KB Investment & Securities Co., Ltd. and participated in the subsequent capital issuance of KB Investment & Securities Co., Ltd. KB Investment & Securities Co., Ltd. became a wholly-owned subsidiary of the Company as the Kookmin Bank exchanged its shares of KB Investment & Securities Co., Ltd. with the shares of the Company.

Acquisition of shares of Joint Stock Company Bank CenterCredit ("JSC Bank CenterCredit"), a Kazakhstan bank.

In August 2008, Kookmin Bank acquired 29,972,840 common shares of JSC Bank CenterCredit, a Kazakhstan bank, and 14,163,836 additional common shares of JSC Bank CenterCredit in November and December 2008. In addition, Kookmin Bank acquired 11,990,069 convertible preferred shares of JSC Bank CenterCredit through the participation of capital injection in January 2010. In February 2010, Kookmin Bank acquired an additional 24,571,396 convertible preferred shares and 3,886,574 outstanding common shares. As a result, Kookmin Bank holds 41.93% of common and convertible preferred shares in JSC Bank CenterCredit as of December 31, 2010.

Acquisition of Khmer Union Bank (renamed as Kookmin Bank Cambodia PLC)

Kookmin Bank acquired 132,600 common shares of Khmer Union Bank for (Won)9,969 million on May 4, 2009 and additional 37,602 common shares Khmer Union Bank for (Won)2,141 million on December 29, 2010. As a result, Kookmin Bank owns 53.19% of the voting rights of Khmer Union Bank in Cambodia as of December 31, 2010.

Share transfer of KB life Insurance Co., Ltd.

On June 22, 2009, KB life Insurance Co, Ltd. whose shares of 51.0% were held by Kookmin Bank was transferred to KB financial Group Inc. This share transfer was accounted for as a transaction between entities under common control.

Acquisition of Powernet Technologies Co., Ltd.

On February 12, 2010, the Company acquired 92.64% of the voting rights of Powernet Technologies Co., Ltd., for (Won)76,392 million((Won)2,122 per share).

The purchase price of (Won)76,392 million was allocated to the acquired assets and liabilities based on their estimated fair values at the Powernet Technologies Co., Ltd. acquisition date. Goodwill of (Won)6,454 million was calculated as the purchase premium after adjusting for the fair value of net assets acquired.

Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash
Restricted Cash
4.	Restricted Cash

The following table presents restricted cash as of December 31:

	2009	2010
	(In millions of Korean won)
Reserve deposits with the Bank of Korea	5,734,677	2,822,548
Other	315,564	536,917

Total restricted cash	6,050,241	3,359,465

Reserve deposits with the Bank of Korea ("BOK") represent amounts required under the Republic of Korea's General Banking Act for payment of deposits.

Call Loans and Securities Purchased under Resale Agreements	12 Months Ended
Dec. 31, 2010
Call Loans and Securities Purchased under Resale Agreements
Call Loans and Securities Purchased under Resale Agreements

5. Call Loans and Securities Purchased under Resale Agreements

Call loans and securities purchased under agreements to resell, at their respective carrying values, consisted of the following as of December 31:

	2009	2010
	(In millions of Korean won)
Call loans (1)	446,142	919,529
Securities purchased under resale or similar arrangements (2)	1,590,000	1,930,000

Total	2,036,142	2,849,529

(1)

Call loans are short-term lending among banks and financial institutions, with maturities of 90 days or less for call loans in won currency and 30 days or less for call loans in foreign currencies. Typically, call loans have maturities of one day.

(2)	The Company enters into short-term purchases of securities under agreements to resell substantially identical securities and classified these agreements as secured lending transactions.

Trading Assets and Liabilities	12 Months Ended
Dec. 31, 2010
Trading Assets and Liabilities
Trading Assets and Liabilities
6.	Trading Assets and Liabilities

The trading assets and liabilities, at fair value, consisted of the following as of December 31, 2009 and 2010:

	2009	2010
	(In millions of Korean won)
Trading assets:
Debt securities:
Korean treasury and government agencies	1,358,812	910,651
Financial institutions	2,699,415	2,285,452
Corporate	31,216	151,091
Asset-backed securities	116,450	171,712
Equity securities	254,349	176,213

Total debt and equity securities	4,460,242	3,695,119

Foreign exchange spot contracts	2,878	1,415
Derivative instruments:
Foreign exchange derivatives	2,592,510	1,747,629
Interest rate derivatives	573,309	596,004
Equity derivatives	86,267	38,949
Credit derivatives	2,118	1,954
Commodity derivatives	2,410	—
Other	1,821	3,743

Total derivative instruments and foreign exchange spot contracts	3,261,313	2,389,694

Total trading assets	7,721,555	6,084,813

Trading liabilities:
Foreign exchange spot contracts	2,812	1,839
Derivative instruments:
Foreign exchange derivatives	1,751,492	1,110,304
Interest rate derivatives	814,637	732,425
Equity derivatives	321,803	141,501
Credit derivatives	—	—
Commodity derivatives	2,386	—
Other	5,306	3,513
Securities sold short, not yet purchased	1,347,668	1,279,869

Total trading liabilities	4,246,104	3,269,451

Net Trading Revenue	12 Months Ended
Dec. 31, 2010
Net Trading Revenue
Net Trading Revenue

7. Net Trading Revenue

The following table presents net trading revenue for the years ended December 31, 2008, 2009 and 2010:

	2008	2009	2010
	(In millions of Korean won)
Debt securities	134,163	(12,538)	(29,677)
Equity securities	(65,663)	(3,768)	38,037
Foreign exchange spot contracts	(143,961)	98,101	(368,713)
Derivative instruments	179,602	82,817	758,274

Total net trading revenue	104,141	164,612	397,921

For the years ended December 31, 2008, 2009 and 2010, net unrealized holding gains on trading securities of (Won)74,578 million, net unrealized holding losses on trading securities of (Won)37,405 million, and net unrealized holding gains on trading securities of (Won)18,281 million, respectively, were included in net trading revenue.

Investments	12 Months Ended
Dec. 31, 2010
Investments
Investments
8.	Investments

Investments consisted of the following as of December 31, 2009 and 2010:

	2009	2010
	(In millions of Korean won)
Available-for-sale securities	18,710,792	18,636,261
Held-to-maturity securities	12,609,767	13,075,976
Venture capital securities(1)	79,228	79,456
Other securities(2)	1,845,604	2,119,722

Total investments	33,245,391	33,911,415

(1)	Securities held by KB Investment Co., Ltd., a subsidiary engaged in venture capital activities.
(2)	Other securities comprised of equity securities without readily determinable fair values or with sales restrictions exceeding one year, and investments accounted for under the equity method.

As of December 31, 2009, the amortized cost and fair value of the Company's available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In millions of Korean won)
Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	7,854,735	67,843	(30,976)	7,891,602
Corporate	1,182,982	104,782	(6,247)	1,281,517
Financial institutions	6,335,659	84,398	(15,294)	6,404,763
Asset-backed securities	1,998,573	1,082	(1,372)	1,998,283

Sub-total	17,371,949	258,105	(53,889)	17,576,165

Equity securities	923,989	257,135	(46,497)	1,134,627

Total available-for-sale securities	18,295,938	515,240	(100,386)	18,710,792

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	8,991,806	106,419	(34,254)	9,063,971
Corporate	379,607	3,783	(1,448)	381,942
Financial institutions	2,994,994	47,537	(2,828)	3,039,703
Asset-backed securities	243,360	3,302	—	246,662

Total held-to-maturity securities	12,609,767	161,041	(38,530)	12,732,278

As of December 31, 2010, the amortized cost and fair value of the Company's available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In millions of Korean won)
Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	8,093,940	123,560	(4,283)	8,213,217
Corporate	1,264,179	29,776	(8,922)	1,285,033
Financial institutions	5,945,592	67,230	(12,590)	6,000,232
Asset-backed securities	1,801,965	8,844	(171)	1,810,638

Sub-total	17,105,676	229,410	(25,966)	17,309,120

Equity securities	957,700	369,441	—	1,327,141

Total available-for-sale securities	18,063,376	598,851	(25,966)	18,636,261

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	10,524,954	333,178	(7,250)	10,850,882
Corporate	572,838	14,755	(674)	586,919
Financial institutions	1,585,449	52,167	(594)	1,637,022
Asset-backed securities	392,735	5,580	(604)	397,711

Total held-to-maturity securities	13,075,976	405,680	(9,122)	13,472,534

The Bank of Korea, the Korea Development Bank ("KDB") and the Korea Finance Corporation ("KOFC") are financial institutions owned and controlled by the Korean government. The fair value of available-for-sale debt securities from financial institutions included (Won)2,993,060 million and (Won)2,733,264 million as of December 31, 2009 and 2010, respectively, which were issued by BOK, KDB and KOFC. The amortized cost of held-to-maturity debt securities from financial institutions included (Won)772,661 million and (Won)360,106 million as of December 31, 2009 and 2010, respectively, which were issued by BOK, KDB and KOFC.

Since 2007, there has been a decline in the fair value of the Company's asset-backed securities portfolio, specifically asset-backed Collateralized Debt Obligations ("CDOs") as a result of deteriorating conditions in the U.S. subprime credit market. The Company's total exposures to asset-backed CDOs at December 31, 2009 and 2010 were (Won)12,133 million and (Won)435 million, respectively. Due to the deterioration of U.S. credit markets, the fair value of the securities declined. Accordingly, the Company recorded (Won)10,138 million and (Won)901 million of impairment on asset-backed CDOs in 2009 and 2010, respectively, as the Company considered the losses to be other-than-temporary. The Company expects conditions in credit markets in the U.S. to remain uncertain for the foreseeable future. Therefore, continued deterioration in the U.S. credit markets could adversely affect the fair value of the asset-backed securities held by the Company.

The following table presents the total impairment losses on debt securities recognized in earnings for the year ended December 31, 2010:

	Available-for-sale securities:	Held-to-maturity securities:	Total
	(In millions of Korean won)
Total other-than-temporary impairment losses(unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	1,515	901	2,416
Less : Unrealized other-than-temporary impairment losses recognized in OCI	—	—	—

Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	1,515	901	2,416
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery	—	—	—

Total impairment losses recognized in earnings	1,515	901	2,416

The following table presents a rollforward of the credit loss component of OTTI losses that were recognized in income for the year ended December 31, 2010:

2010
(In millions of Korean won)
Balance, beginning of period	71,441
Credit impairment recognized in earnings on securities	2,416
Reductions due to sales of credit impaired securities sold or matured	(10,070)

Balance, end of period	63,787

For the years ended December 31, 2008, 2009 and 2010, the total impairment losses recognized on available-for-sale securities were (Won)224,925 million, (Won)6,667 million and (Won)1,515 million respectively, where decreases in fair value were deemed to be other-than-temporary. With respect to the held-to-maturity securities, the Company recognized (Won)17,218 million, (Won)8,208 million and (Won)901 million of impairment losses for the years ended December 31, 2008, 2009 and 2010, respectively. For the years ended December 31, 2008, 2009 and 2010, the Company also recognized (Won)205,681 million, (Won)247 million and (Won)145,450 million of impairment charges for other securities as the Company considered the decrease in fair value to be other-than -temporary.

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009:

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(In millions of Korean won)
Available-for-sale securities
Debt securities:
Korean treasury and government agencies	3,950,885	(29,367)	66,864	(1,609)	4,017,749	(30,976)
Corporate	306,986	(1,953)	99,433	(4,294)	406,419	(6,247)
Financial institutions	3,701,037	(6,147)	141,471	(9,147)	3,842,508	(15,294)
Asset-backed securities	1,876,366	(1,372)	—	—	1,876,366	(1,372)
Equity securities	227,642	(46,497)	30	—	227,672	(46,497)

Total available-for-sale securities	10,062,916	(85,336)	307,798	(15,050)	10,370,714	(100,386)

Held-to-maturity securities
Debt securities:
Korean treasury and government agencies	1,541,618	(23,354)	721,816	(10,900)	2,263,434	(34,254)
Corporate	129,196	(1,187)	29,714	(261)	158,910	(1,448)
Financial institutions	112,664	(380)	177,605	(2,448)	290,269	(2,828)
Asset-backed securities	2,000	—	—	—	2,000	—

Total held-to-maturity securities	1,785,478	(24,921)	929,135	(13,609)	2,714,613	(38,530)

Total temporarily impaired securities	11,848,394	(110,257)	1,236,933	(28,659)	13,085,327	(138,916)

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(In millions of Korean won)
Available-for-sale securities
Debt securities:
Korean treasury and government agencies	920,872	(3,954)	10,991	(329)	931,863	(4,283)
Corporate	502,477	(3,000)	74,093	(5,922)	576,570	(8,922)
Financial institutions	2,116,284	(3,041)	103,048	(9,549)	2,219,332	(12,590)
Asset-backed securities	36,236	(171)	—	—	36,236	(171)

Total available-for-sale securities	3,575,869	(10,166)	188,132	(15,800)	3,764,001	(25,966)

Held-to-maturity securities
Debt securities:

Korean treasury and government agencies	650,651	(7,190)	3,716	(60)	654,367	(7,250)
Corporate	90,884	(674)	—	—	90,884	(674)
Financial institutions	154,882	(594)	—	—	154,882	(594)
Asset-backed securities	89,396	(604)	—	—	89,396	(604)

Total held-to-maturity securities	985,813	(9,062)	3,716	(60)	989,529	(9,122)

Total temporarily impaired securities	4,561,682	(19,228)	191,848	(15,860)	4,753,530	(35,088)

As of December 31, 2009 and 2010, the cost of debt and equity securities exceeded their fair value by (Won)138,916 million and (Won)35,088 million, respectively. The unrealized losses on these securities are not considered to be other-than-temporary because the unrealized losses resulted mainly from changes in the current market conditions and do not affect the expected cash flows of the underlying collateral or issuer. The Company has the ability and intent to hold these securities for a period of time sufficient to recover from the unrealized losses. Accordingly, the Company's management has determined that the decline in fair value of the above investment securities is considered temporary in nature.

For the years ended December 31, 2008 and 2009, the Company recognized net gains on venture capital securities and other securities of (Won)281,648 million and (Won)95,316 million, respectively. For the year ended December 31, 2010 the Company recognized net losses on venture capital securities and other securities of (Won)97,058 million.

For the years ended December 31, 2008, 2009 and 2010, proceeds from sales and maturities of available-for-sale securities amounted to (Won)21,716,908 million, (Won)33,065,165 million and (Won)23,794,622 million, respectively. Gross realized gains on available-for-sale securities amounted to (Won)97,930 million, (Won)191,945 million and (Won)178,043 million and gross realized losses on available-for-sale securities amounted to (Won)38,370 million, (Won)14,645 million and (Won)3,616 million for the years ended December 31, 2008, 2009, and 2010, respectively.

The expected maturity distribution of the amortized cost and estimated fair value of the Company's available-for-sale and held-to-maturity debt securities at December 31, 2010 by contractual maturity are shown in the table below. The actual maturities may differ from the expected maturities or contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(In millions of Korean won)
Due in one year or less	5,641,694	5,698,191	1,704,886	1,723,891
Due after one year through five years	9,384,244	9,490,550	8,581,717	8,859,141
Due after five years through ten years	500,764	535,213	2,688,712	2,784,603
Due after ten years	1,578,974	1,585,166	100,661	104,899

Total	17,105,676	17,309,120	13,075,976	13,472,534

The fair value of beneficiary certificates included in the other securities is determined using the net asset value ("NAV") per share of the Company's ownership interest in the funds.

	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
	(In millions of Korean won)
Private equity fund	45,895	260,252	—	—

There is no standard redemption frequency nor is a prior notice period required.

Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities
Variable Interest Entities
9.	Variable Interest Entities

In the normal course of its business, the Company is a party to various entities which may be deemed to be variable interest entities such as asset-backed securitizations of loans, various investment funds, guaranteed trusts and SPEs created for structured financing. The Company also, in the ordinary course of its business, has involvement with certain VIEs through various types of interests, including investments in subordinated debt, the right to receive fees for acting as an asset manager or a business trustee, and the right to receive fees for providing liquidity facilities.

The entity that has a controlling financial interest in a VIE is referred to as the primary beneficiary and consolidates the VIE. In accordance with the new consolidation guidance effective January 1, 2010, the Company is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result of this change in accounting, the Company deconsolidated certain VIEs that were consolidated prior to January 1, 2010. The net effect of the accounting change on January 1, 2010 was a decrease in shareholder's equity by (Won)14,195 million, net-of-tax. Total assets and total liabilities decreased by (Won)84,282 million and (Won)70,087 million, respectively, as of January 1, 2010.

The Company consolidates VIEs in which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company takes into account all of its involvement with a VIE in identifying variable interests (explicit or implicit) that individually or in the aggregate could be significant enough to warrant its designation as the primary beneficiary and hence require it to consolidate the VIE or otherwise require it to make appropriate disclosures under ASC 810.

The Company generally classifies its involvement in VIEs as follows:

•	Asset-backed securitization of loans

•	VIEs created for structured financing

•	Liquidity provided to VIEs

•	Investment trusts

•	Others

Asset-backed securitization of loans

The Company utilizes SPEs to securitize loans. The Company transfers loans to the SPEs which in turn issue asset backed securities collateralized by the transferred loans. In these securitizations, various classes of debt securities are issued to the Company and third parties, and the SPEs have mainly issued subordinated notes to the Company, an assets transferor. The subordinated notes are designed to absorb losses that potentially could be significant to the SPEs. These SPEs are deemed to be VIEs and are generally consolidated when the Company is the primary beneficiary because the Company has the power to direct the activities of the VIEs that most significantly impact the economic performance of the SPEs and holds subordinated notes which could result in potentially significant losses from the SPEs. The third party holders of asset backed securities issued by consolidated VIEs have recourse only to the asset of the VIEs and do not have recourse to the Company. The Company does not consolidate the VIEs when the Company does not have either power to direct the activities of the VIE that most significantly impact the VIE's economic performance or an obligation to absorb losses that could potentially be significant to the VIE.

VIEs created for structured financing

The Company enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. The Company has determined that third parties have both the power to direct the activities of the VIEs that most significantly impact the VIE's economic performance and an obligation to absorb losses that could potentially be significant to the VIEs when there are credit enhancement commitments, such as financial guarantees by third parties, and therefore does not consolidate the VIEs.

Liquidity provided to VIEs

The Company provides liquidity facilities to VIEs which are structured by third parties other than the Company. Liquidity facilities to VIEs represent irrevocable commitments to provide contingent liquidity credit lines to the VIEs. The Company would have an obligation to absorb some losses by providing liquidity facilities but it could not potentially be significant to the VIEs. The Company does not consolidate the VIEs because the Company does not have the power to direct the activities of the VIEs that most significantly impact the VIEs' economic performance.

Investment trusts

The Company has consolidated its guaranteed fixed rate money trusts because the Company was deemed to be the primary beneficiary. The Company would have both the power to direct the activities of the VIEs that most significantly impact the VIE's economic performance and an obligation to absorb losses that could potentially be significant to the VIE by providing a guarantee of the principal and a fixed rate of return on the principal amount invested. Other trusts such as performance based trusts or guaranteed principal money trusts are deemed to be VIEs but are not consolidated because the Company does not have an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

Others

The Company also has involvement in VIEs through investment in CDOs, beneficiary interests and others. The Company evaluates which party has both the power to direct the activities of the VIEs that most significantly impact the VIE's economic performance and obligation to absorb losses that could potentially be significant to the VIE. The VIEs are not consolidated when the Company does not have either power to direct the activities of the VIE that most significantly impact the VIE's economic performance or an obligation to absorb losses that could potentially be significant to the VIE.

In accordance with ASC 810, the Company has consolidated all VIEs for which the Company was determined to be the primary beneficiary. The following table represents the carrying amount of assets held by VIEs as of December 31, 2009, which have been consolidated by the Company:

	Asset-backed securitization of loans	Liquidity provided to VIEs	Investment trusts	Others	Total
	(In millions of Korean won)
Assets held by VIEs
Investments	23,252	—	27,601	216,760	267,613
Loans	904,605	88,266	436	14,906	1,008,213
Other assets	165,866	155	1,131	186	167,338

Total	1,093,723	88,421	29,168	231,852	1,443,164

Liabilities held by VIEs
Long-term debt	—	521	—	47,174	47,695
Secured borrowings	878,481	69,898	—	—	948,379
Other liabilities	4,350	2,543	1,248	9,525	17,666

Total	882,831	72,962	1,248	56,699	1,013,740

The following table represents the carrying amount of assets and liabilities held by VIEs as of December 31, 2010, which have been consolidated by the Company.

	Asset-backed securitization of loans	Liquidity provided to VIEs	Investment trusts	Others	Total
	(In millions of Korean won)
Assets held by VIEs
Investments	—	—	1,249,956	285,120	1,535,076
Loans	583,158	—	343	—	583,501
Other assets	54,152	—	45,872	273	100,297

Total	637,310	—	1,296,171	285,393	2,218,874

Liabilities held by VIEs
Other borrowed fund	—	—	—	47,000	47,000
Secured borrowings	556,925	—	—	—	556,925
Other liabilities	20,883	—	51,501	10,184	82,568

Total	577,808	—	51,501	57,184	686,493

 In addition to the VIEs that are consolidated in accordance with ASC 810, the Company has significant variable interests in certain other VIEs that are not consolidated because the Company is not the primary beneficiary. These VIEs are structured by other third parties and the Company does not have an obligation to absorb the majority of the entities' losses nor does it have a right to receive a majority of the entities' expected residual returns. These VIEs facilitate client transactions, and the Company provides the VIEs with administration services. The transactions with the VIEs are conducted at arm's length, and individual credit decisions are based on the analysis of the specific VIEs, taking into consideration the quality of the underlying assets. The Company records and reports these transactions with the VIEs similar to any other third party transactions. All liquidity facilities provided to these VIEs are included in the Company's credit-related commitments described in more detail in Note 31.

The following disclosures regarding the Company's significant continuing involvement with unconsolidated VIEs exclude entities where the Company's only involvement is in the form of certain derivatives, such as interest rate swaps or cross currency swaps that have customary terms, administrative or trustee services and investments accounted for under the cost method. The total assets, liabilities and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2009, are as follows:

	Investments	Loans	Other Assets	Total Assets involvement	Other Liabilities	Total Liabilities involvement	Total Assets of VIE	Maximum exposure(1)
	(In millions of Korean Won)

Asset-backed securitization of loans	—	—	—	—	117,368	117,368	501,713	—

VIEs created for structured financing	24,227	4,239,641	1,095	4,264,963	398,801	398,801	24,144,455	6,272,058
Liquidity provided to VIEs	9,387	54,767	23	64,177	3,002	3,002	2,761,518	1,667,999
Investment trusts	861,217	—	—	861,217	280,667	280,667	10,210,958	4,643,434
Others	70,168	36,344	—	106,512	—	—	5,473,333	109,212

Total	964,999	4,330,752	1,118	5,296,869	799,838	799,838	43,091,977	12,692,703

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2009.

The following table presents, by type of VIE, the total assets , liabilities and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2010:

	Investments	Loans	Other Assets	Total Assets involvement	Other Liabilities	Total Liabilities involvement	Total Assets of VIE	Maximum exposure(1)
	(In millions of Korean Won)

Asset-backed securitization of loans	—	—	—	—	111,850	111,850	420,618	—

VIEs created for structured financing	24,777	3,384,163	—	3,408,940	401,165	401,165	23,781,663	5,061,744
Liquidity provided to VIEs	61,001	154,236	—	215,237	46	46	2,999,282	1,407,555
Investment trusts	1,086,930	—	137,818	1,224,748	137,818	137,818	11,644,974	5,007,724
Others	137,066	87,189	28	224,283	5	5	5,472,710	227,285

Total	1,309,774	3,625,588	137,846	5,073,208	650,884	650,884	44,319,247	11,704,308

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2010.

The Company's maximum exposure to loss is based on the unlikely event that all of the assets in the VIEs become worthless and incorporates not only potential losses associated with assets recorded on the Company's balance sheet but also potential losses associated with off-balance sheet commitments such as unfunded liquidity commitments and other contractual arrangements.

Loans	12 Months Ended
Dec. 31, 2010
Loans
Loans
10.	Loans

The following table provides information by loan type as of December 31, 2009 and 2010.

	2009	2010
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial(1)	74,611,001	74,608,512
Construction	8,096,574	6,421,718
Other commercial(2)	2,178,037	2,349,976
Consumer:
Mortgage	44,221,131	41,155,936
Home equity	26,457,188	29,287,399
Other consumer(3)	26,949,582	27,789,903
Credit cards:
Credit cards	11,368,321	12,394,702
Foreign(4)	2,343,550	2,487,575

Gross loans	196,225,384	196,495,721
Deferred origination costs, net	569,988	698,624
Less: Allowance for loan losses	(3,341,046)	(4,247,326)

Total loans, net(5)	193,454,326	192,947,019

(1)	Commercial and industrial loans include (Won)29,359 million and (Won)54,303 million of loans to the Korean government and government related agencies as of December 31, 2009 and 2010, respectively.
(2)	Other commercial loans include bills bought in foreign currency and overdrafts.
(3)	Other consumer loans include personal overdrafts and loans with principal due at maturity.
(4)	Foreign loans consist of (Won)2,421,894 million of commercial loans and (Won)65,681 million of consumer loans
(5)	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).

For the years ended December 31, 2008, 2009 and 2010, the Company received equity securities having a fair market value of (Won)40 million, (Won)10,716 million, and (Won)52,486 million, respectively, through the restructuring of 13, 51, and 58 loans, respectively, having an aggregate book value of (Won)4,777 million, (Won)26,660 million, and (Won)70,347 million, respectively. The Company recognized aggregate charge-offs of (Won)4,737 million, (Won)15,944 million, and (Won)17,861 million, in 2008, 2009 and 2010, respectively, related to these transactions.

Korea Housing Finance Corporation ("KHFC"), a government owned entity, which was established on March 1, 2004 in accordance with the Korea Housing Finance Corporation Act, has developed a new mortgage loan sale scheme to provide opportunity for long-term investment and to stimulate the domestic housing market. Under the new scheme, the Company entered into a mortgage loan sale and servicing agreement with KHFC, and underwrites mortgage loans at fixed interest rates and transfers them to KHFC within a short period of time after origination. These loans are written with the intention of transfer to KHFC and have an average contractual maturity of 20 years. These loans are transferred at their carrying value and the Company retains no risk, but retains various servicing responsibilities with regard to the collection and administration of the loans, as well as servicing rights, and receives servicing fees in return.

The Company sold mortgage loans with an aggregate principal balance of (Won)471,960 million and (Won)524,997 million to KHFC and recognized (Won)16,465 million and (Won)15,668 million of servicing fee income for the years ended December 31, 2009 and 2010, respectively. In relation to these transactions, the Company recorded loans held for sale as of December 31, 2009 and 2010 amounting to (Won)201,275 million and (Won)73,460 million, respectively, which are included in "Other assets" (See Note 12).

Loan delinquency and Non-accrual Details

Loans are generally placed on non-accrual status when principal or interest payments become contractually one day past due or are classified as impaired loans, except where the loans are fully collateralized by customer deposits or guaranteed by sovereign or certain selected financial institutions. This non-accrual loan policy is consistently applied to all classes of loans. Delinquency status is carefully monitored and considered a key indicator of credit quality.

The following table provides details on the Company's loan delinquency by class as of December 31, 2010.

	Less than 1 months past due	1~3 months past due	3~6 months past due	6 months or more past due	Total past due	Current(1)	Total loans
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	267,884	236,031	343,751	422,585	1,270,251	73,338,261	74,608,512
Construction	28,235	81,005	21,575	117,257	248,072	6,173,646	6,421,718
Other commercial	503	933	55	1,849	3,340	2,346,636	2,349,976
Consumer:
Mortgage	523,570	156,440	134,669	55,892	870,571	40,285,365	41,155,936
Home equity	258,201	42,062	29,272	30,110	359,645	28,927,754	29,287,399
Other consumer	260,074	114,155	53,214	85,953	513,396	27,276,507	27,789,903
Credit cards:
Credit cards	161,687	89,417	15,085	149	266,338	12,128,364	12,394,702
Foreign	19,902	—	—	5,044	24,946	2,462,629	2,487,575

Total(2)	1,520,056	720,043	597,621	718,839	3,556,559	192,939,162	196,495,721

(1)	Loans which principal or interest payments are not contractually one day past due are considered current.
(2)

Includes loans that have been modified in a Troubled Debt Restructuring (TDR). TDRs are treated as performing loans and returned to current status at the time of modification. TDRs are subsequently measured for delinquency based on the modified contractual terms of the loan.

The following table summarizes the amount of loans on non-accrual status and accruing loans which are past due one or more day by class as of December 31, 2010.

	Nonaccrual loan	1 or more day past due and still accruing(1)
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	2,007,749	60,725
Construction	697,788	14,462
Other commercial	6,810	—
Consumer:
Mortgage	1,022,998	110,453
Home equity	497,080	—
Other consumer	559,648	91,310
Credit cards:
Credit cards	246,810	—
Foreign	—	7,972

Total	5,038,883	284,922

(1)	Commercial, consumer, credit cards, foreign past due 90 days or more and still accruing amounted to (Won)6,908 million, (Won)57,068 million, (Won)0 million and (Won)0 million, respectively.

Credit quality indicators

The Company monitors credit quality within its three portfolio segments based on primary credit quality indicators. These credit quality indicators are based on assessments as of December 31, 2010. The primary credit quality indicator for commercial loans including foreign loans is the risk rating assigned each loan. Risk ratings updated at least yearly are used to identify the credit quality of loans and differentiate risk within the portfolio. Management considers several factors to determine an appropriate risk rating, including the obligor's earnings, the amount and sources for repayment, the level and nature of contingencies, management strength, and the industry in which the obligor operates.

Where Korean external ratings are used, investment-grade ratings are considered to be BBB- and above, while anything below is considered non-investment grade. The Company's internal ratings are in line with the related external rating system. Non-investment grade ratings have a higher probability of total loss than investment grade ratings.

Within the Consumer and Credit card loan portfolio segments, the primary credit quality indicators are classified based on the loan classification, refreshed monthly. The Consumer and Credit card loans are internally classified by the Company as Precautionary, Substandard, Doubtful or Estimated loss according to the Financial Services Commission's asset classification guidelines. These assets pose an elevated risk and may have a high probability of total loss.

The tables below present certain information about credit quality indicators related to the Company's commercial loan, consumer loan and credit card loan portfolio segments at December 31, 2010.

1) Commercial

	Investment grade	Non-investment grade(1)	Total
	(In millions of Korean won)
Commercial and industrial	26,050,125	48,558,387	74,608,512
Construction	1,814,695	4,607,023	6,421,718
Other commercial	1,900,006	449,970	2,349,976
Foreign	1,086,355	1,335,539	2,421,894

Total	30,851,181	54,950,919	85,802,100

(1)	Not-rated loans are included in Non-investment grade category.

2) Consumer

	Normal	Precautionary	Substandard	Doubtful	Estimated loss	Total
	(In millions of Korean won)
Mortgage	40,514,528	331,228	96,368	193,292	20,250	41,155,936
Home equity	28,996,624	166,837	107,950	11,189	4,799	29,287,399
Other consumer	27,264,573	350,930	64,177	95,081	15,142	27,789,903
Foreign	64,399	—	923	338	21	65,681

Total	96,840,124	848,995	269,418	299,900	40,482	98,298,919

3) Credit cards

	Normal	Precautionary	Substandard	Doubtful	Estimated loss	Total
	(In millions of Korean won)
Credit cards	12,153,081	179,591	3,531	38,013	20,486	12,394,702

Impaired loans and Troubled Debt Restructurings

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include the commercial, consumer and credit cards TDRs.

The following table summarizes key information for impaired loans as of December 31, 2010.

	December 31, 2010
	Unpaid Principal Balance	Impaired loans(1)(2)	Impaired loans with related allowance for credit losses	Related allowance for credit losses
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	3,021,271	2,507,401	2,403,642	1,197,221
Construction	1,310,135	1,248,698	1,229,476	787,881
Other commercial	42,478	42,060	41,266	6,724
Consumer :
Mortgage	59	59	59	2
Home equity	2	2	2	—
Other consumer	3,337	3,337	3,337	935
Credit cards :
Credit cards	19,245	19,241	19,241	3,036
Foreign	43,296	43,296	18,156	8,692

Total	4,439,823	3,864,094	3,715,179	2,004,491

(1)	Impaired loans exclude net deferred loan origination fees and costs.
(2)	Impaired loans include (Won)466,130, (Won)3,398, (Won)19,241, and (Won)0 million of commercial, consumer, credit cards and foreign loans related to troubled debt restructurings, respectively.

The following table provides the average balance of impaired loans and the amount of interest income recognized on impaired loans after impairment by portfolio segment and class.

	Average balance of impaired loans	Interest income recognized(1)(2)
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	3,074,564	144,649
Construction	1,038,044	48,650
Other commercial	11,489	574
Consumer :
Mortgage	72	5
Home equity	2	—
Other consumer	1,237	81
Credit cards :
Credit cards	30,609	6,416
Foreign	51,449	139

Total	4,207,466	200,514

(1)	Had the impaired loans performed in accordance with their original terms, additional interest income of (Won)84,923 million would have been recorded in 2010.
(2)	Of these amounts, (Won)34,555 million as of December 31, 2010, relate to troubled debt restructurings.

The adverse economic conditions in the Korean economy may continue to have a negative effect on debtors of the Company. The Company owns investment securities of, and has loans outstanding to, a number of Korean companies that have experienced financial difficulties. The ultimate collectability of these amounts is subject to a number of factors, including the successful performance of the debtors under various restructuring plans in place or in process of negotiation and their ability to perform on loan and debt obligations given the status of the Korean economy and the potential continuation of adverse trends or other unfavorable developments. Consequently, it is reasonably possible that adjustments could be made to the reserve for impaired loans and to the carrying amount of investments in the near term in amounts that may be material to the Company's consolidated financial statements.

The table below summarizes the changes in the allowance for credit losses for the years ended December 31:

	2008			2009			2010
	Loans	Off-balance sheet credit instruments(1)	Total	Loans	Off-balance sheet credit instruments(1)	Total	Loans	Off-balance sheet credit instruments(1)	Total
	(In millions of Korean won)
Allowance at January 1, before effect of the adoption of new consolidation guidance	1,864,029	243,385	2,107,414	3,043,535	421,381	3,464,916	3,341,046	403,202	3,744,248
Allowance related to adoption of new consolidation guidance	—	—	—	—	—	—	(43,207)	185	(43,022)

Allowance at January 1,	1,864,029	243,385	2,107,414	3,043,535	421,381	3,464,916	3,297,839	403,387	3,701,226
Provision for (reversal of provision for) credit losses	2,141,631	171,823	2,313,454	2,216,169	(12,176)	2,203,993	3,238,100	329,940	3,568,040
Charge-offs	(1,564,778)	—	(1,564,778)	(2,383,566)	—	(2,383,566)	(2,831,686)	—	(2,831,686)
Recoveries	598,399	—	598,399	457,893	—	457,893	520,703	—	520,703
Other	4,254	6,173	10,427	7,015	(6,003)	1,012	22,370	(2,454)	19,916

Allowance at December 31,	3,043,535	421,381	3,464,916	3,341,046	403,202	3,744,248	4,247,326	730,873	4,978,199

(1)	The allowance for off-balance sheet credit instruments is included in "Other liabilities".

The table below represents the allowance and the carrying value of loans by portfolio segment at December 31, 2010.

	Loans				Off-balance sheet credit instruments
	Commercial	Consumer	Credit cards	Total	Commercial	Consumer	Credit cards	Total
	(In millions of Korean won)
Allowance at January 1, before effect of the adoption of new consolidation guidance	2,677,731	461,142	202,173	3,341,046	204,757	91,117	107,328	403,202
Allowance related to adoption of new consolidation guidance	(43,207)	—	—	(43,207)	185	—	—	185

Allowance at January 1,	2,634,524	461,142	202,173	3,297,839	204,942	91,117	107,328	403,387
Provision for (reversal of provision for) credit losses	2,732,037	385,581	120,482	3,238,100	353,855	6,493	(30,408)	329,940
Charge-offs	(1,913,698)	(517,035)	(400,953)	(2,831,686)	—	—	—	—
Recoveries	133,289	142,249	245,165	520,703	—	—	—	—
Other	23,325	—	(955)	22,370	(2,454)	—	—	(2,454)

Allowance at December 31,	3,609,477	471,937	165,912	4,247,326	556,343	97,610	76,920	730,873

The following table disaggregates our allowance for loan losses and loan balance by impairment methodology as of December 31, 2010.

	Commercial	Consumer	Credit cards	Total
	(In millions of Korean won)
Individually evaluated for impairment
Loan balance	3,841,455	3,398	19,241	3,864,094
Allowance for loan losses	2,000,518	937	3,036	2,004,491

Collectively evaluated for impairment
Loan balance	81,960,645	98,295,521	12,375,461	192,631,627
Allowance for loan losses	1,608,959	471,000	162,876	2,242,835

Total Loans
Loan balance	85,802,100	98,298,919	12,394,702	196,495,721
Allowance for loan losses	3,609,477	471,937	165,912	4,247,326

Premises and Equipment	12 Months Ended
Dec. 31, 2010
Premises and Equipment
Premises and Equipment

11. Premises and Equipment

Premises and equipment, net as of December 31, 2009 and 2010 consisted of the following:

	2009	2010
	(In millions of Korean won)
Land	531,196	530,586
Buildings	1,041,861	1,062,590
Equipment and furniture	1,724,314	1,594,063
Leasehold improvements	395,437	428,450
Leased property under capital leases	33,045	33,045
Construction in progress	350	119

Total	3,726,203	3,648,853
Less: Accumulated depreciation	(2,109,052)	(2,170,666)

Premises and equipment, net	1,617,151	1,478,187

The Company incurred depreciation expense on its buildings, equipment and furniture, leasehold improvements and leased property under capital leases of (Won)327,441 million, (Won)337,956 million and (Won)260,428 million for the years ended December 31, 2008, 2009 and 2010, respectively, which is included in "Depreciation and amortization" in the consolidated statements of income.

Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets
Other Assets

12. Other Assets

Other assets as of December 31, 2009 and 2010 consisted of the following:

	2009	2010
	(In millions of Korean won)
Accounts receivable	264,373	142,176
Payments in advance	118,163	10,100
Deferred tax assets, net	30,232	203,765
Prepaid expenses	196,209	198,301
Prepaid income tax	622	144,214
Loans held for sale (1)	201,275	73,460
Fair value hedge derivatives	48,070	108,944
Income tax receivable	575,057	27,310
Others	33,662	260,951

Total	1,467,663	1,169,221

(1)	Included (Won)201,275 million of mortgage loans as of December 31, 2009 and (Won)73,460 million of mortgage loans as of December 31, 2010, which will be sold to KHFC.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
13.	Goodwill and Other Intangible Assets

The following table presents goodwill as of December 31, 2009 and 2010 allocated to each of the Company's business segments, as defined in Note 35:

	2009	2010
	(In millions of Korean won)
Corporate Banking	145,985	145,985
Credit Card Operations	248,472	248,472
Other	184,993	191,447

Total	579,450	585,904

As of December 31, 2009 and 2010, the outstanding balances of goodwill, which resulted from the respective mergers with Korea Long Term Credit Bank and Kookmin Credit Card, were (Won)162,205 million and (Won)232,252 million, respectively. The amount related to Korea Long Term Credit Bank was allocated to Corporate Banking and Credit Card Operations, and the amount related to Kookmin Credit Card was allocated to Credit Card operations. In addition, the Company recognized (Won)117,238 million with respect to the acquisition of KB Investment and Securities Co., Ltd. (formerly Hannuri Investment & Securities Co., Ltd.), (Won)66,757 million for the acquisition of the noncontrolling interests owned by KB Asset Management Co., Ltd., and (Won)998 million for the acquisition of 51% of voting rights of Khmer Bank and allocated the combined amount to others. The reorganization of Powernet Technologies Corporation was completed on February 12, 2010, resulted in the recognition of goodwill of (Won)6,454 million which was allocated to the 'Other' segment and inclusion of the entity as consolidated entity.

There were no indefinite-lived intangible assets for any of the periods presented. Other intangible assets, which are subject to amortization, primarily include core deposit and credit card relationship intangibles, as well as capitalized software costs. The gross carrying amount and accumulated amortization related to other intangible assets as of December 31, 2009 and 2010 are presented below.

	December 31, 2009			December 31, 2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated Amortization	Net carrying amount
	(In millions of Korean won)
Core deposit intangible	397,836	(397,836)	—	397,836	(397,836)	—
Credit card relationship intangible(1)	131,876	(131,876)	—	131,876	(131,876)	—
Credit card relationship intangible(2)	75,000	(60,525)	14,475	75,000	(65,250)	9,750
Capitalized software costs	353,020	(198,868)	154,152	495,386	(240,194)	255,192
Leased property under capital leases	13,656	(2,465)	11,191	13,656	(5,879)	7,777
Others	40,090	(29,193)	10,897	59,908	(57,307)	2,601

Total	1,011,478	(820,763)	190,715	1,173,662	(898,342)	275,320

(1)	Recognized with respect to the merger of H&CB
(2)	Recognized with respect to the merger of KCC

The aggregate amortization expenses of other intangible assets in 2008, 2009, and 2010 were (Won)79,746 million, (Won)93,051 million and (Won)99,140 million respectively, and are included in "Depreciation and amortization" in the consolidated statements of income. The amortization expenses related to other intangible assets over their remaining useful lives are expected to be (Won)101,622 million, (Won)89,492 million, (Won)61,192 million, (Won)22,986 million and (Won)16 million for 2011, 2012, 2013, 2014, and 2015, respectively.

Deposits	12 Months Ended
Dec. 31, 2010
Deposits
Deposits
14.	Deposits

Deposits as of December 31, 2009 and 2010 were as follows:

	2009	2010	Weighted average rate paid for 2010
	(In millions of Korean won)
Interest-bearing deposits:
Time deposits	90,416,765	116,152,598	3.62%
Savings deposits	48,007,195	54,099,973	0.42%
Certificate of deposits	23,081,256	2,346,928	4.03%
Mutual installment deposits	3,690,582	3,427,103	3.05%
Interest-bearing demand deposits	883,123	819,595	1.27%

Total interest-bearing deposits	166,078,921	176,846,197	2.73%
Non-interest-bearing deposits:
Demand deposits	3,104,147	3,081,938

Total deposits	169,183,068	179,928,135	2.68%

In accordance with the Bank of Korea Act, banks are required to maintain reserves of 0% to 7% of customer deposits with the Bank of Korea, which is recorded as restricted cash in the consolidated balance sheet (See Note 4).

The scheduled contractual maturities of time deposits, certificates of deposit and mutual installment deposits as of December 31, 2010 were as follows:

(In millions of Korean won)
2011	114,580,577
2012	2,859,450
2013	2,924,004
2014	414,731
2015	533,389
Thereafter	614,478

Total	121,926,629

The Korea Deposit Insurance Corporation ("KDIC") provides deposit insurance up to a total of (Won)50 million per depositor in each bank pursuant to the Depositor Protection Act for deposits maturing after January 1, 2001, regardless of the placement date of the deposit. For the insurance covered by KDIC, the Company recorded a premium of 0.18% of the average deposits which amounted to (Won)207,264 million, (Won)219,915 million and (Won)237,852 million in 2008, 2009 and 2010, respectively.

Other Borrowed Funds	12 Months Ended
Dec. 31, 2010
Other Borrowed Funds
Other Borrowed Funds
15.	Other Borrowed Funds

A summary of other borrowed funds as of December 31, 2009 and 2010 is presented below.

	2009		2010
	Outstanding balance	Weighted average interest rate	Outstanding balance	Weighted average interest rate
	(In millions of Korean won)
Kookmin Bank
Borrowings from the Bank of Korea	1,343,725	1.25%	930,653	1.22%
Borrowings in foreign currencies	2,771,349	2.85%	2,828,324	1.24%
Borrowings from trust accounts managed by the Bank	1,658,160	1.76%	1,834,461	1.90%
Debentures in Won	2,117,331	4.67%	1,895,502	4.94%
Other borrowings	64,839	3.80%	75,586	3.28%

Subtotal	7,955,404	2.84%	7,564,526	2.35%

Subsidiaries
Borrowings from other financial Institutions	162,654	5.74%	158,866	5.05%
Borrowings in foreign currencies	58,228	2.29%	301,808	0.93%
Debentures in Won	—	—%	750,000	6.65%

Subtotal	220,882	4.83%	1,210,674	5.01%

Total	8,176,286	2.82%	8,775,200	2.61%

Other borrowed funds are defined as borrowed funds with original maturities of less than one year.

Secured Borrowings	12 Months Ended
Dec. 31, 2010
Secured Borrowings
Secured Borrowings
16.	Secured Borrowings

The Company transferred certain loans and investment securities to SPEs, which in turn issued beneficial interests collateralized by such loans. These transactions did not meet the conditions for a sale under ASC 860 and have been accounted for as secured borrowings. As a result, the loans and securities collateralizing these borrowings are included in "Loans" and "Trading Assets" and the beneficial interests issued by the SPEs, which paid interest at rates of 1.50% to 7.25% per annum as of December 31, 2010, are included in "Secured borrowings."

In addition, the Company has sold securities under repurchase agreement having maturities in one year or less, which are also classified as secured borrowings. Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.

The components of the secured borrowings and related collateral as of December 31, 2009 were as follows:

	2009
			Collateral
	Maturity	Secured borrowings	Loans	Securities
	(In millions of Korean Won)
KB 1st Mortgage Loan Specialty Co., Ltd. 1.76% senior collateralized bond obligation	2039	540,520	591,976	—
KB 12th ABS Specialty Co., Ltd. 7.00%-8.50% senior collateralized bond obligation	2010~2011	70,000	22,330	—
KB 13th ABS Specialty Co., Ltd. 3.82%-6.41% senior collateralized bond obligation	2010~2011	165,000	120,586	—
New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% commercial papers	2010	100,000	—	99,285
Eubora ABS Specialty Co., Ltd. 4.05%-4.45% senior collateralized bond obligation	2010	70,000	69,662	—
KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 6.27% senior collateralized bond obligation	2012	3,258	3,346	—
Other 7.25% senior collateralized bond obligation	2014	1,141,845	4,148,828	—
Other 1.29%-7.40% securities sold under repurchase agreement	2010	2,605,262	—	4,325,842

Gross secured borrowings		4,695,885	4,956,728	4,425,127
Discount		(26,157)	—	—

Total		4,669,728	4,956,728	4,425,127

The components of the secured borrowings and related collateral as of December 31, 2010 were as follows:

	2010
			Collateral
	Maturity	Secured borrowings	Loans	Securities
	(In millions of Korean Won)
KB 1st Mortgage Loan Specialty Co., Ltd. 2.11% senior collateralized bond obligation	2039	423,379	521,932	—
KB 14th ABS Specialty Co., Ltd. 6.03%-6.57% senior collateralized bond obligation	2011-2012	30,000	35,638	—
New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% commercial papers	2011	100,300	—	100,985
KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 5.08% senior collateralized bond obligation	2012	3,258	8,167	—
Other 7.25% senior collateralized bond obligation	2014	1,136,852	1,565,028	—
Other 1.50%-4.90% securities sold under repurchase agreement	2011	977,958	—	3,207,845

Gross secured borrowings		2,671,747	2,130,765	3,308,830
Discount		(20,678)	—	—

Total		2,651,069	2,130,765	3,308,830

Secured borrowings maturity schedule

The combined aggregate amounts of all secured borrowings by contractual maturities as of December 31, 2010 were as follows:

(In millions of Korean won)
Due in 2011	1,093,258
Due in 2012	18,258
Due in 2013	—
Due in 2014	1,136,852
Due in 2015	—
Thereafter	423,379

Gross secured borrowings	2,671,747
Discount	(20,678)

Total	2,651,069

Long-term Debt	12 Months Ended
Dec. 31, 2010
Long-term Debt
Long-term Debt
17.	Long-term Debt

The following table is a summary of long-term debt (net of unamortized original issue discount) as of December 31, 2009 and 2010:

	Interest rate	Maturity	2009	2010
	(In millions of Korean won)
Senior
Kookmin Bank
Won currency
Notes payable to Ministry of Finance and Economy	1.72%~5.00%	2011~2025	84,332	76,495
Notes payable to Korea Development Bank	2.00%~3.29%	2011~2019	47,406	56,252
Notes payable to other government funds	0.00%~4.25%	2011~2026	589,940	599,728
Notes payable to Industrial Bank of Korea	2.72%~3.49%	2011~2016	19,473	10,654
Floating rate finance debentures(1)	4.29%~12.00%	2011~2027	1,446,122	3,680,885
Finance debentures	2.94%~7.95%	2011~2013	21,218,836	11,300,682
Other notes payable	1.20%~5.40%	2011~2024	1,783,816	2,059,494

Subtotal			25,189,925	17,784,190

Foreign currency
Floating rate finance debentures(1)	0.49%~5.45%	2011~2012	2,462,677	1,263,080
Finance debentures	1.17%~5.88%	2011~2013	591,376	1,089,259
Floating rate notes payable(1)	0.69%~5.45%	2011~2012	1,420,185	1,340,895
Other notes payable	1.70%	2011	—	145,347

Subtotal			4,474,238	3,838,581

Subsidiaries
Finance debentures	5.30%~6.00%	2012~2017	800,000	50,000
Borrowings from other financial institutions in Won	1.00%~4.70%	2017~2022	50,461	27,551
Borrowings from Small and Medium Company Promotion Fund			17,692	—

Subtotal			868,153	77,551

Subordinated
Kookmin Bank
Won currency
Finance debentures	4.38~8.5%	2011~2039	9,042,350	8,386,090

Subsidiaries
Won Currency
Other borrowings			695	—

Gross long-term debt			39,575,361	30,086,412
Discount			(5,452)	(6,280)

Total long-term debt, net			39,569,909	30,080,132

(1)	Interest rates on floating rate debt are those rates in effect at December 31, 2010.

Long-term debt is predominately denominated in Won, U.S. dollars and Japanese yen with both fixed and floating interest rates. Floating rates are generally determined periodically by formulas based on certain money market rates tied to the three-month or six-month London Inter-bank Offered Rate ("LIBOR") and the monthly Public Fund Prime Rate published by the Korean government and are reset on a monthly, quarterly and semi-annual basis. The weighted-average interest rates for long-term debt were 5.18% and 5.08% as of December 31, 2009 and 2010, respectively.

Debt maturity schedule

The combined aggregate amounts of all long-term debt by contractual maturities as of December 31, 2010 were as follows:

(In millions of Korean won)
Due in 2011	10,011,500
Due in 2012	7,387,991
Due in 2013	2,075,068
Due in 2014	4,767,098
Due in 2015	377,793
Thereafter	5,466,962

Gross long-term debt	30,086,412
Discount	(6,280)

Total long-term debt, net	30,080,132

Certain borrowing agreements of the Company contain covenants that limit the Company's ability to pledge the assets to secure indebtedness, to dispose, sell or transfer assets or to enter into arrangements having a similar effect. As of December 31, 2008, the Company had failed to comply with the covenants due to financing activities undertaken in the ordinary course of the Company's business activities.

Consequently, during the first quarter of 2009, the Company amended covenants contained in certain borrowings as of December 31, 2008 and the Company repaid the borrowings whose agreements were not amended. As of December 31, 2010, the Company is in compliance with the covenants contained in the borrowing agreements.

Other Liabilities	12 Months Ended
Dec. 31, 2010
Other Liabilities
Other Liabilities

18. Other Liabilities

Other liabilities as of December 31, 2009 and 2010 were comprised of the following:

	2009	2010
	(In millions of Korean won)
Accrued severance benefits	175,987	138,230
Accrued expenses	301,134	295,508
Accounts payable	649,119	637,508
Unearned income	160,426	111,762
Tax withholdings and income tax payable	197,821	132,202
Guarantee deposits received	142,264	142,990
Deferred tax liabilities	102,285	11,011
Fair value hedge derivatives	209,929	217,891
Due to agencies	344,668	381,896
Allowance for losses on off-balance sheet credit instruments	403,202	730,873
Payments received on behalf of government and others	218,415	271,566
Others	449,510	754,119

Total	3,354,760	3,825,556

Non-interest Income	12 Months Ended
Dec. 31, 2010
Non-interest Income
Non-interest Income

19. Non-interest Income

The components of non-interest income for the years ended December 31, 2008, 2009 and 2010 were as follows:

	2008	2009	2010
	(In millions of Korean won)
Trust fees, net	165,459	188,980	212,819

Other fees and commission income:
Commissions received on fund management	87,642	53,876	43,979
Commissions and fees received for brokerage and agency activities	373,735	324,262	339,072
Commissions received on credit cards	1,034,409	1,090,138	1,191,390
Commissions received in remittance	11,945	9,832	9,029
Commissions received on cash dispenser service	80,339	76,124	75,819
Commissions received on letters of credit	54,020	54,484	56,107
Bancassurance fees received	170,247	131,887	147,198
Other	568,354	609,289	542,917

Subtotal	2,380,691	2,349,892	2,405,511

Net trading revenue	104,141	164,612	397,921

Net gain (loss) on investments:
Debt securities	(13,954)	140,591	148,868
Equity securities	(177,303)	32,014	(79,101)
Other	281,648	95,317	(97,058)

Subtotal	90,391	267,922	(27,291)

Other non-interest income:
Gain on sale of loans	13,329	80,211	83,366
Other	198,268	461,829	290,819

Subtotal	211,597	542,040	374,185

Total non-interest income	2,952,279	3,513,446	3,363,145

Non-interest Expenses	12 Months Ended
Dec. 31, 2010
Non-interest Expenses
Non-interest Expenses
20.	Non-interest Expenses

The components of non-interest expenses for the years ended December 31, 2008, 2009 and 2010 were as follows:

	2008	2009	2010
	(In millions of Korean won)
Salaries and employee benefits:
Salaries and other benefits	2,161,635	2,062,838	2,625,543
Provision for accrued severance benefits	173,348	154,716	156,102

Subtotal	2,334,983	2,217,554	2,781,645

Depreciation and amortization:
Depreciation on premises and equipment	327,441	337,956	260,428
Amortization of other intangible assets	79,746	93,051	99,140

Subtotal	407,187	431,007	359,568

Other administrative expenses	875,278	857,087	920,140

Credit card fees:
Commissions paid on credit cards	372,874	416,314	554,695
Commissions paid on troubled credit cards	906	968	1,113

Subtotal	373,780	417,282	555,808

Other fees and commissions:
Insurance fees on deposits to KDIC	207,264	219,915	237,852
Contribution to guarantee funds	335,088	334,875	328,044
Commissions on overdue loans	2	—	1
Other	284,081	315,633	332,488

Subtotal	826,435	870,423	898,385

Other non-interest expenses:
Loss on sale of loans	16,622	31,242	28,183
Loss on disposition of assets	1,094	3,284	1,291
Tax expenses other than income tax	142,270	120,593	119,596
Other	343,180	793,619	484,360

Subtotal	503,166	948,738	633,430

Total non-interest expenses	5,320,829	5,742,091	6,148,976

Common Stock	12 Months Ended
Dec. 31, 2010
Common Stock
Common Stock
21.	Common Stock

Capital stock

The Company has 1,000 million authorized shares of common stock with (Won)5,000 par value, of which 386,351,693 shares were issued as of December 31, 2009 and 2010, and 343,028,989 shares (net of 43,322,704 treasury shares) were outstanding as of December 31, 2009 and 2010, respectively.

Treasury stock

Treasury stock transactions are recorded at cost. The changes in the treasury stock of the Company for the years ended December 31, 2008, 2009 and 2010 were as follows:

Description	Shares increase	Shares decrease	Net changes

Shares at January 1, 2008			26,082

2008	73,636,201	26,232,012	47,404,189
2009	43,412	4,150,979	(4,107,567)
2010	—	—	—

Shares at December 31, 2010			43,322,704

In 2008, the Company purchased 28,600 shares and sold 32,082 shares through a private equity fund. Also, the Company purchased 73,607,601 shares and sold 26,199,930 shares upon the stock transfer in connection with the establishment of the financial holding company as more fully described in Note 3.

In 2009, the Company purchased 43,412 shares and sold 66,012 shares through a private equity fund. Also, the Company sold 4,084,967 shares upon the stock transfer in connection with the establishment of the financial holding company as more fully described in Note 3.

Retained Earnings	12 Months Ended
Dec. 31, 2010
Retained Earnings
Retained Earnings
22.	Retained Earnings

Korean regulations require the Company to appropriate retained earnings for certain purposes. Appropriated and unappropriated retained earnings as of December 31, 2009 and 2010 were as follows:

	2009	2010
	(In millions of Korean won)
Appropriated retained earnings:
Legal reserve	1,502,440	1,566,040
Reserve for financial structure improvement	55,600	55,600
Other statutory reserves	5,021	5,021
Unappropriated retained earnings	9,215,063	8,470,256

Total	10,778,124	10,096,917

The Banking Act requires banks to appropriate as a legal reserve an amount equal to a minimum of 10% of annual net income, as reported in the Company's unconsolidated financial statements under generally accepted accounting principles in Korea (Korean GAAP), until such reserve equals 100% of its paid-in capital. This reserve is not available for payment of cash dividends but may be transferred to capital stock or used to reduce an accumulated deficit, if any, by an appropriate resolution of the Company's board of directors.

In 2002, the Finance Supervisory Service recommended that companies in the Korean Federation of Banks appropriate at least 10 percent of their net income after deducting accumulated deficit to a reserve for financial structure improvement, until the simple capital ratio equals 5.5 percent. This reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital.

The Kookmin Bank's branch in Japan is required to appropriate a legal reserve of up to 10% of annual income, as reported in the Japan Branch of Kookmin Bank's financial statements under generally accepted accounting principles in Japan, until such reserve equals two billion Japanese yen. This reserve is used only to reduce any accumulated deficit related to the branch in Japan and is recorded in "Other statutory reserves".

As of December 31, 2009 and 2010, total balances of accumulated restricted retained earnings were (Won)1,563,061 million and (Won)1,626,661 million, respectively.

Dividends

Dividends payable to the equity stockholders are based on the unappropriated retained earnings available for distribution, which is defined in Korean Commercial Law, as reported in the Company's non-consolidated financial statements prepared in accordance with Korean GAAP. Hence, the unappropriated retained earnings available for dividend distribution in accordance with U.S. GAAP may, in certain years, either not be fully available or will be additionally available for distribution to the equity stockholders. Further, dividends are declared and paid in Korean won. Treasury shares are excluded from the dividend distribution. The Company has reported unappropriated retained earnings of (Won)1,116,531 million and (Won)1,076,494 million in its Korean GAAP non-consolidated financial statements as of December 31, 2009 and 2010, respectively. With respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2009, at the annual general meeting of stockholders on March 26, 2010, the stockholders of the Company approved the payment of a cash dividend of 4.60% to stockholders of record as of December 31, 2009, and cash dividend amounting to (Won)78,897 million was paid on March 28, 2010. With respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2010, at the annual general meeting of stockholders on March 25, 2011, the stockholders of the Company approved the payment of a cash dividend of 2.40% to stockholders of record as of December 31, 2010, and cash dividend amounting to (Won)41,163 million was paid on April 8, 2011.

Kookmin Bank has reported unappropriated retained earnings of (Won)7,539,785 million and (Won)7,392,080 million respectively, as of December 31, 2009 and 2010, in its Korean GAAP non-consolidated financial statements. With respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2009, on March 25, 2010, the Company approved the payment of a cash dividend of 3.84% to stockholders of record as of December 31, 2009 and cash dividend amounting to (Won)95,305 million was paid on March 26, 2010. However, with respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2010, the Company approved no payment of a cash dividend to stockholders on March 24, 2011.

Components of Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2010
Components of Accumulated Other Comprehensive Income (Loss)
Components of Accumulated Other Comprehensive Income (Loss)
23.	Components of Accumulated Other Comprehensive Income (Loss)

Comprehensive income includes net income plus transactions and other occurrences that are the result of non-owner changes in equity. For the years ended December 31, 2008, 2009, and 2010, the non-owner equity changes were composed of foreign currency translation adjustments and unrealized gains and losses on investment securities, net of taxes. Below are the components of accumulated other comprehensive income (loss) and the related tax effects for the years ended December 31, 2008, 2009 and 2010.

	Foreign currency translation adjustments	Net unrealized gains (losses) on investment securities	Accumulated other comprehensive income (loss), net
	(In millions of Korean won)
Balance, January 1, 2008	(41,972)	(91,014)	(132,986)
Foreign currency translation adjustments, net of tax expense of (Won)34,755 million	91,626	—	91,626
Unrealized holding gains on investment securities, net of tax expense of (Won)148,183 million	—	389,479	389,479
Less: Reclassification adjustment for losses included in net income, net of tax expense of (Won)15,880 million	—	41,790	41,790

Current period change	91,626	431,269	522,895

Balance, December 31, 2008	49,654	340,255	389,909

Foreign currency translation adjustments, net of tax benefit of (Won)31,907 million	(116,657)	—	(116,657)
Unrealized holding gains on investment securities, net of tax expense of (Won)28,737 million	—	105,810	105,810
Less: Reclassification adjustment for gains included in net income, net of tax benefit of (Won)49,170 million	—	(134,411)	(134,411)

Current period change	(116,657)	(28,601)	(145,258)

Balance, December 31, 2009	(67,003)	311,654	244,651

Foreign currency translation adjustments, net of tax expense of (Won)13,422 million	(30,487)	—	(30,487)
Unrealized holding gains on investment securities, net of tax expense of (Won)69,580 million	—	255,618	255,618
Less: Reclassification adjustment for gains included in net income, net of tax benefit of (Won)41,411 million	—	(96,619)	(96,619)

Current period change	(30,487)	158,999	128,512

Balance, December 31, 2010	(97,490)	470,653	373,163

Regulatory Requirements	12 Months Ended
Dec. 31, 2010
Regulatory Requirements
Regulatory Requirements
24.	Regulatory Requirements

In conformity with the Financial Supervisory Service ("FSS") and the Basel Committee on Banking Regulations and Supervisory Practice guidelines, Kookmin Bank, a subsidiary of the Company, applies risk-adjusted capital ratios to evaluate its capital adequacy. The capital adequacy guidelines adopt the so called BASEL II, the approach of risk-weighted capital measure based on the framework developed and proposed by the Basel Committee on Banking Supervision of the Bank for International Settlements ("BIS").

Under the capital adequacy guidelines, banking institutions with international operations are required to maintain a minimum 8% total risk-based capital ratio, the ratio of total risk-adjusted capital divided by total risk-weighted assets, including a Tier 1 capital ratio of at least 4%.

The capital ratios are calculated based on Kookmin Bank's consolidated balance sheets prepared in accordance with Korean GAAP which may vary in certain significant respects from U.S. GAAP. In the event Kookmin Bank does not maintain a consolidated capital adequacy ratio of 8%, it is subject to corrective actions recommended by the FSS based on the actual financial position and capital ratio of Kookmin Bank. Management of Kookmin Bank believes that Kookmin Bank met all capital adequacy requirements to which it is subject as of December 31, 2009 and 2010. However, events beyond management's control, such as fluctuations in interest rates or a downturn in the economy could adversely affect future earnings and consequently, Kookmin Bank's ability to meet its future capital requirements.

The following capital ratios are calculated in accordance with and as defined by the FSS guideline, which is materially consistent with BIS guidelines and Kookmin Bank's consolidated financial statements prepared in accordance with Korean GAAP as of December 31:

	2009	2010
	(In millions of Korean won, except capital ratios)
Tier 1 capital	16,734,532	16,865,112
Tier 2 capital	4,973,120	3,935,533

Total risk-adjusted capital	21,707,652	20,800,645

Risk-Weighted Assets
Risk-weighted assets for credit risk(1)	139,926,727	140,742,572
Risk-weighted assets for market risk(2)	2,071,648	1,807,537
Risk-weighted assets for operating risk(3)	12,595,000	12,255,401

Total risk-weighted assets	154,593,375	154,805,510

Capital Adequacy Ratios (%)
Tier 1 capital ratio (%)	10.82	10.89
Tier 2 capital ratio (%)	3.22	2.55

Capital adequacy ratio (%)	14.04	13.44

(1)	Calculated by Foundation Internal Ratings-Based Approach
(2)	Calculated by Internal Models Method
(3)	Calculated by Advanced Measurement Approach

In addition, the Company, as a bank holding company, is required under the capital adequacy requirements of the Financial Services Commission to maintain a minimum consolidated capital adequacy ratio of 8.0%. "Consolidated capital adequacy ratio" is defined as the ratio of equity capital as a percentage of risk-weighted assets on a consolidated basis, determined in accordance with Financial Services Commission requirements that have been formulated based on Bank of International Settlements. "Equity capital," as applicable to bank holding companies, is defined as the sum of Tier I capital, Tier II capital and Tier III capital less any deductible items (each as defined under the Regulation on the Supervision of Financial Holding Companies). "Risk-weighted assets" is defined as the sum of credit risk-weighted assets and market risk-weighted assets.

The following table sets forth a summary of the Company's consolidated capital adequacy ratio as of December 31, 2009 and 2010, based on applicable Korean GAAP and regulatory reporting standards:

	2009	2010
	(In millions of Korean won, except ratios)
Risk-weighted assets	182,664,075	183,077,983
Equity capital	24,360,262	23,948,343
Consolidated capital adequacy ratio	13.34%	13.08%

Income Tax	12 Months Ended
Dec. 31, 2010
Income Tax
Income Tax
25.	Income Tax

The components of income tax expense for the years ended December 31, 2008, 2009 and 2010 were as follows:

	For the years ended December 31,
	2008	2009	2010
	( I n millions of Korean won )
National tax:
Current	513,390	175,628	187,277
Deferred	(61,888)	26,765	(255,379)
Tax expense(benefit) recognized under ASC 740	(38,914)	(13,771)	344,564

Total national income tax expense	412,588	188,622	276,462
Local tax:
Current	51,339	17,562	18,728
Deferred	(6,189)	2,677	(25,538)
Tax expense(benefit) recognized under ASC 740	(3,891)	(1,377)	34,456

Total local income tax expense	41,259	18,862	27,646

Total income tax expense	453,847	207,484	304,108

The preceding table does not reflect the tax effects of unrealized gains and losses on available-for-sale securities and foreign currency translation. The tax effects of these items are recorded directly in total equity.

Income tax on the operating profit differs from the theoretical amount that would arise at the statutory tax rate of the home country of the Company as follows:

	2008	2009	2010
	(In millions of Korean won)
Income from continuing operations for the years ended December 31,	1,786,785	926,053	(288,416)

Statutory tax rates	27.5%	24.2%	24.2%

Prima facie tax calculated at a statutory tax rate	491,366	224,105	(69,797)
Income not assessable for tax purposes	(138,343)	(59,999)	(35,290)
Expenses not deductible for tax purposes	168,944	35,184	68,468
Taxation on outside basis	27,372	3,045	18,050
Adjustment for overseas tax rates	24,925	(5,980)	(15,374)
Change in statutory tax rate	(53,524)	13,997	(28,209)
Increase in valuation allowance	(19,760)	6,484	(3,793)
Korean government tax assessment	(42,805)	(15,059)	379,020
Others	(4,328)	5,707	(8,967)

Income tax expense	453,847	207,484	304,108

Effective tax rate	25.4%	22.4%	(105.44)%

Pursuant to amendments to the Corporation Income Tax Law in 2008, the statutory tax rates changed from 14.3% for the first (Won)100 million and 27.5% for any excess amount in 2007 to 12.1% for the first (Won)200 million and 27.5% for any excess amount in 2008, 12.1% for the first (Won)200 million and 24.2% for the excess amount in 2009, and 11% for the first (Won)200 million and 22.0% for the excess amount in 2010 and thereafter.

Pursuant to amendments to the Corporation Income Tax Law in 2009, the statutory tax rates changed from 12.1% for the first (Won)200 million and 24.2% for the excess amount in 2009 to 11% for the first (Won)200 million and 24.2% for the excess amount in 2010 and 2011, and 11% for the first (Won)200 million and 22.0% for the excess amount in 2012 and thereafter.

As a result of the changes in statutory tax rates, income tax expense increased by (Won)13,997 million and deferred income tax liabilities related to temporary differences and other comprehensive income increased by (Won)6,201 million and (Won)7,796 million, respectively, in 2009.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets ("DTA") and deferred income tax liabilities ("DTL") as of December 31, 2009 and 2010 were as follows:

	2009	2010
	(In millions of Korean won)
Deferred income tax assets:
Allowance for loan losses	—	8,337
Other liabilities	197,615	292,309
Valuation of trading assets and investments	88,383	111,929
Premises and equipment	143,750	147,971
Long-term debt	1,369	16,503
Net operating loss	39,253	32,710

Total gross deferred income tax assets	470,370	609,759

Less: Valuation allowance	(84,746)	(80,954)

Deferred income tax assets	385,624	528,805

Deferred income tax liabilities:
Allowance for loan losses	242,141	—
Valuation of trading assets and available-for-sale securities	102,284	138,861
Accrued interest and dividend receivable	16,966	84,576
Other assets	43,964	24,863
Other temporary differences	52,322	87,751

Total gross deferred income tax liabilities	457,677	336,051

Net deferred income tax assets (liabilities), including other comprehensive income ("OCI") related DTA (DTL)	(72,053)	192,754

Less: Net OCI related DTA (DTL)	(84,443)	(137,187)

Net deferred income tax assets, excluding net OCI related DTA (DTL)	12,390	329,941

Deferred income tax assets are recognized only to the extent that realization of the related tax benefit is more likely than not. Management believes it is uncertain whether certain subsidiaries will generate sufficient profits to offset their tax losses in 2009 and 2010. Accordingly, a valuation allowance totaling (Won)84,746 million and (Won)80,954 million as of December 2009 and 2010, respectively, was recognized for deferred income tax assets related to net operating loss carryforwards ("NOLs") and temporary differences that may not be realized.

As of December 31, 2010, the Company, including its subsidiaries had (Won)148,485 million of NOLs. These losses are expected to expire in the periods from 2011 to 2019.

As the Company decided to adopt a 'Consolidated Tax return System' starting 2010, the tax expense or benefit is calculated including its wholly-owned subsidiaries. NOLs calculated before applying the consolidated tax return system can be deducted only from the relevant taxable income of the individual entity.

The beginning balance of unrecognized tax benefits reconciles to the balance as of December 31, 2009 and 2010 in the following table:

	2009	2010
	(In millions of Korean won)
Total unrecognized tax benefits at January 1	41,750	45,172
Amount of increase for current year's tax position	3,483	707
Gross amount of increases for prior years' tax position	—	268,616
Gross amount of decreases for prior years' tax position	(13)	(15,197)
Reductions due to lapse of statutes of limitation	(48)	(41)

Total unrecognized tax benefits at December 31	45,172	299,257

Any changes in the amounts of unrecognized tax benefits related to temporary differences would result in a reclassification to deferred tax liability, and any changes in the amounts of unrecognized tax benefits related to permanent differences would result in an adjustment to income tax expense and effective tax rate. As of December 31, 2009 and 2010, the unrecognized tax benefits included above which would, if recognized, affect the effective tax rate are (Won)31,836 million and (Won)299,257 million, respectively.

In accordance with ASC 740, the Company recorded (Won)575,057 million and (Won)27,310 million as of December 31, 2009 and 2010, respectively as "Other Assets" that the Company expects to receive through a court appeal according to the more-likely-than-not recognition criteria under the standard. (See Note 12).

The Company's continuing practice is to recognize interest and penalties, if any, related to income tax matters in income tax expense. Pursuant to the adoption of ASC 740, the Company recorded income tax benefits for penalties and interest previously paid to the Korean tax authorities that it expects to be refunded. The Company recorded income tax benefits for penalties of (Won)111,686 million and (Won)(126) million as of December 31, 2009 and 2010, respectively, and also recorded income tax benefits for interest of (Won)62,896 million and (Won)1,884 million as of December 31, 2009 and 2010, respectively.

The Company does not expect any changes in unrecognized tax benefits would have a material impact on income tax expense during the next 12 months.

In 2007, the National Tax Service completed their regular examination of the Company's income tax returns for the years 2002 through 2005, and as a result of the tax audit, the Company received (Won)189,509 million of tax assessments in May 2007 and received an additional tax assessment of (Won)292,337 million in July 2007. The Company paid the entire amount of such additional assessments in 2007, but filed an appeal with the National Tax Tribunal with respect to tax assessments made in 2007 amounting to (Won)481,846 million (including residence tax).

Before 2010, the Company's management had believed that the Company's tax deductions were appropriate and appealed the assessment to the National Tax Tribunal. However, most of these appeals were dismissed in March 2010, the Company derecognized the tax benefit of (Won)409,973 million and disclosed it as unrecognized tax benefits in 2010.

The Company filed an appeal with Seoul Administrative Court, which ruled in favor of the Company on April 1, 2011. On April 19, 2011, the National Tax Service of Korea appealed this case to the Seoul High Court, where it is currently pending.

The Company's major tax jurisdiction is the Republic of Korea, and as of December 31, 2010, all tax years subsequent to 2005 remain open to examination.

Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2010
Earnings Per Share ("EPS")
Earnings Per Share ("EPS")
26.	Earnings Per Share ("EPS")

The following table is a summary of the computation of earnings per share for the years ended December 31

	2008	2009	2010
(In millions of Korean won, except share data)
Net income (loss)	1,332,938	718,569	(592,524)
Net income (loss) attributable to noncontrolling interests, net of tax	6,974	(2,072)	(4,409)

Net income (loss) attributable to stockholders for basic EPS	1,325,964	720,641	(588,115)

Net income (loss) attributable to stockholders for diluted EPS	1,325,964	720,641	(588,115)

Weighted average common shares outstanding applicable to basic EPS (In thousands)	330,498	325,397	343,029
Dilutive effect of stock options	-	-	—

Adjusted weighted average common shares outstanding applicable to diluted EPS (In thousands) ( * )	330,498	325,397	343,029

Basic earnings per share:
Net income (loss) attributable to stockholders	4,012	2,215	(1,714)

Diluted earnings per share:
Net income (loss) attributable to stockholders	4,012	2,215	(1,714)

( * )

The numbers of weighted average common shares outstanding in 2008 and 2009 were adjusted by the effect of stocks issuance in September 2009 whose exercise price at issuance was less than the fair value of the stock. Additionally, the stock issuance contains a bonus element that is somewhat similar to a stock dividend. Therefore, the basic EPS was adjusted retroactively for the bonus element for all periods presented.

Stock options excluded from the computation of diluted earnings per share, due to their anti-dilutive effect, totaled nil, nil, and nil in 2008, 2009 and 2010, respectively.

Employee Severance Plan	12 Months Ended
Dec. 31, 2010
Employee Severance Plan
Employee Severance Plan
27.	Employee Severance Plan

Employees with one or more years of service are entitled to receive a lump-sum payment upon termination of their employment with the Company, based on their length of service and rates of pay at the time of termination (the "severance plan"). Under the Korean National Pension Fund Law, the Company was required to pay a certain percentage of employee severance benefits to the National Pension Fund prior to April 1999. Additionally, the Company contributes voluntarily a certain percentage of employee severance benefits to a severance insurance deposit account ("Severance Insurance Deposit") maintained for the benefit of employees at an insurance company. The Company has no additional liability once the amount has been contributed; thus the Company deducts contributions made to the National Pension Fund and the Severance Insurance Deposit from its accrued employee severance plan obligations. The compensation cost of employees' severance benefit is recognized based on the vested benefits to which the employees are entitled if they separate immediately.

Under limited circumstances, employees can withdraw their accumulated unpaid severance amounts before their termination of employment ("interim severance payment"). Severance plan payments include the amount for such withdrawal. Total interim severance payments made by the Company were (Won)14,078 million, (Won)409,605 million and (Won)159,944 million in 2008, 2009, and 2010, respectively.

In addition to regular termination benefits, the Company recognized special termination benefits of (Won)89,965 million, (Won)0 million and (Won)555,238 million to 402, nil and 3,244 employees, respectively, who accepted early retirement for the years ended December 31, 2008, 2009, and 2010, respectively.

The Company accrued severance benefits of (Won)173,348 million, (Won)154,716 million and (Won)156,102 million for the years ended December 31, 2008, 2009 and 2010, respectively.

The amounts contributed to the severance insurance deposit account were (Won)102,974 million (Won)157,032 million and (Won)119,951 million for the years ended December 31, 2008, 2009 and 2010, respectively.

Accrued employee severance plan obligations included in "Other liabilities" as of December 31 were as follows:

	2009	2010
(In millions of Korean won)
Balance at beginning of the year	849,414	593,054
Severance benefit	154,716	156,102
Plan payments	(411,076)	(244,373)

	593,054	504,783
Less: Balance of payments remaining with National Pension Fund and Severance Insurance Deposit	(417,067)	(366,553)

Balance at end of the year	175,987	138,230

The Company expects to pay the following future benefits to its employees upon their normal retirement age of 58:

(In millions of Korean won)
2011	2,522
2012	2,628
2013	2,665
2014	5,239
2015	23,626
2016 – 2020	263,467

The above amounts have been determined based on the employees' current salary rates and the number of service years that will be accumulated upon their retirement date. These amounts do not include amounts that might be paid to employees that will cease working with the Company before their normal retirement age.

Employee Stock Option Plan	12 Months Ended
Dec. 31, 2010
Employee Stock Option Plan
Employee Stock Option Plan
28.	Employee Stock Option Plan

Employee stock-based compensation plan

In 2008, the Company introduced stock grants as part of the stock-based compensation plan. Stock grants are granted at no cost upon the completion of a vesting period. The Company granted 299,252 grants which are subject to service requirements and the quantity is indexed to the sum of the major 3 competitors' total market capitalization, return on asset, and total asset size.

In 2009, the Company granted 268,882 stock grants which are subject to service requirements and the quantity is indexed to the sum of the major 3 competitors' total market capitalization, return on asset, and total asset size.

In 2010, the Company granted 793,449 stock grants which are subject to service requirements and the quantity is indexed to the sum of the major 3 competitors' total market capitalization, return on asset, and total asset size.

The grants granted (a) are subject to service or performance based requirements, (b) have an exercise price of (Won)0 and (c) the quantity is indexed to the banking industry index. The grants vest over one to three years from the date of grant. The grants will be partly exercised on vesting date, and the remaining will be deferred and exercised over the period of three years.

The options granted (a) are subject to service or performance based requirements and (b) have a fixed exercise price or an exercise price that is indexed to the banking industry index. Generally, the options granted vest over three years from the date of grant. The exercise period ranges from 5 years to 7 years post completion of the three-year vesting period.

For options granted under all of the above plans, the Company may elect either to issue common shares or allocate treasury shares, or pay in cash or treasury shares the difference between the market price and the exercise price. The market price is determined by the arithmetic average of the weighted average of every closing price for two months, one month and one week immediately preceding the exercise of the option, published by Korea Exchange.

The following table summarizes the information about stock option activity under the Company's stock-based compensation plans for the years ended December 31, 2008, 2009 and 2010:

	2008		2009		2010
	Number of stock options	Weighted average exercise price (Won)	Number of stock options	Weighted average exercise price (Won)	Number of stock options	Weighted average exercise price (Won)
Outstanding, beginning of year	3,810,844	64,775	3,458,351	62,458	3,229,932	64,314
Granted	—	—	—	—	—	—
Exercised	(29,550)	32,053	(151,853)	43,932	(21,690)	40,479
Forfeited	(322,943)	77,359	(76,566)	75,341	(914,634)	54,331

Outstanding, end of year	3,458,351	62,458	3,229,932	64,314	2,293,608	68,520

Exercisable at year-end	1,876,585	50,012	2,667,395	61,617	2,293,608	68,520

The following table summarizes the information about the Company's stock grants for the years ended December 31, 2008, 2009 and 2010:

	2008	2009	2010
(Number of Stock Grants)
Outstanding, beginning of year	—	194,108	312,639
Granted	299,252	268,882	793,449
Vested	(5,386)	(15,914)	(122,994)
Forfeited	(99,758)	(134,437)	(134,002)

Outstanding, end of year	194,108	312,639	849,092

In connection with the stock-based compensation plan, the Company recognized an expense reversal of (Won) 20,139 million, and (Won)23,039 million of expenses and (Won)4,800 million of expense for the years ended December 31, 2008, 2009 and 2010, respectively.

Total fair value of shares vested during 2008, 2009 and 2010 were (Won)3,459 million (Won)1,143 million and (Won)5,963 million respectively.

The fair value of each option award is estimated using a Black-Scholes option pricing model based on the assumptions noted in the table below. Expected volatility is based on the historical volatility of the Company's stock. The expected term represents the period of time that options granted are expected to be outstanding. The expected term is estimated using employees' actual historical behavior and projected future behavior based on expected exercise patterns. The risk-free interest rate is based on the Korean government treasury bond rate where the remaining term equals the expected term. Dividend yield is based on the Company's historical dividend payout ratio. The assumptions that were used for the valuation of each option at the grant date for the years ended December 31, 2008, 2009, and 2010 are as follows:

For options granted during	2008	2009	2010
Expected annual dividend yield	3.03%	2.79%	1.29%
Expected volatility	47.62%	42.60%	32.81%
Risk-free interest rate	3.24%	3.63%	3.01%
Expected option life	2.2 years	1.5 years	1.3 years

The fair value of each grant awarded is estimated using a Monte-Carlo simulation model based on the assumptions noted in the table below because the Black-Scholes model cannot be used in this case as the exercisable number of stock grants changes when the market price changes. Expected volatility is based on the historical volatility of the Company's stock. The expected term represents the period of time that grants' requisite period would end. The risk-free interest rate is based on the Korean government treasury bond rate where the remaining term equals the expected term. Dividend yield is based on the Company's historical dividend payout ratio. The assumptions that were used for the valuation of each stock grant for the years ended December 31, 2008, 2009, and 2010 are as follows:

For options granted during	2008	2009	2010
Expected annual dividend yield	3.03%	2.79%	1.29%
Expected volatility	59.02%	54.29%	43.27%
Risk-free interest rate	3.31%	3.56%	3.01%
Expected option life	1.7 years	1.1 years	1.7 years

The following table summarizes the information about stock options outstanding as of December 31, 2010:

	Options outstanding				Options exercisable
Exercise price (Won)	Number of stock options(1)	Weighted average remaining contractual life(2)	Weighted average exercise price (Won)	Intrinsic value (Mil Won)	Number of stock options	Weighted average exercise price (Won)	Intrinsic value (Mil Won)
42,200	3,351	0.2	42,200	51	3,351	42,200	51
43,800	26,712	0.2	43,800	366	26,712	43,800	366
58,600	10,000	0.2	58,600	—	10,000	58,600	—
35,500	51,303	0.2	35,500	1,129	51,303	35,500	1,129
40,500	5,091	0.7	40,500	87	5,091	40,500	87
46,100	54,250	1.1	46,100	618	54,250	46,100	618
48,500	10,000	1.2	48,500	90	10,000	48,500	90
48,800	10,000	1.2	48,800	87	10,000	48,800	87
46,800	450,928	2.2	46,800	4,825	450,928	46,800	4,825
61,000	10,182	2.2	61,000	—	10,182	61,000	—
60,300	5,077	2.2	60,300	—	5,077	60,300	—
63,800	10,031	2.2	63,800	—	10,031	63,800	—
63,600	10,072	2.2	63,600	—	10,072	63,600	—
51,600	90,000	2.2	51,600	531	90,000	51,600	531
45,700	8,827	2.3	45,700	104	8,827	45,700	104
49,200	29,441	2.6	49,200	244	29,441	49,200	244
53,000	7,212	2.6	53,000	32	7,212	53,000	32
85,100	5,000	3.2	85,100	—	5,000	85,100	—
75,200	444,237	3.2	75,200	—	444,237	75,200	—
81,900	21,459	3.2	81,900	—	21,459	81,900	—
77,900	59,750	3.2	77,900	—	59,750	77,900	—
80,000	27,878	3.2	80,000	—	27,878	80,000	—
77,800	29,770	3.2	77,800	—	29,770	77,800	—
80,300	163,557	3.2	80,300	—	163,557	80,300	—
81,900	25,613	3.3	81,900	—	25,613	81,900	—
76,600	18,987	3.8	76,600	—	18,987	76,600	—
77,100	657,498	4.1	77,100	7,089	657,498	77,100	7,089
84,500	15,246	4.2	84,500	33	15,246	84,500	33
71,538	22,146	0.2	71,538	—	22,146	71,538	—
129,100	9,990	0.2	129,100	—	9,990	129,100	—

	2,293,608				2,293,608

(1)	Number of stock options vested and expected to vest were 2,293,608.
(2)	Contractual life indicates the sum of service (vesting) period and exercise period.

The following table summarizes the information about stock grants outstanding as of December 31, 2010:

Grant Date	Number of stock grants(1)	Weighted average Remaining contractual life(2)	Intrinsic Value (Mil Won)
2008-03-28	4,787	1.61	275
2008-09-29	1,521	0.00	87
2008-10-18	7,365	1.90	423
2009-07-30	10,499	0.51	604
2009-08-27	2,328	1.00	134
2009-09-28	67,990	0.98	3,909
2009-11-18	4,976	1.89	286
2010-01-01	989	2.00	57
2010-01-01	74,567	2.00	4,288
2010-01-01	28,751	2.00	1,653
2010-01-01	14,674	2.00	844
2010-05-10	23,376	2.14	1,344
2010-05-31	186,080	2.41	10,700
2010-07-01	2,432	2.12	140
2010-07-21	2,638	2.01	152
2010-07-29	150	2.00	9
2010-07-29	985	2.03	57
2010-08-01	10,395	2.19	598
2010-08-03	1,348	2.09	78
2010-08-04	1,625	2.03	93
2010-08-12	165	3.00	9
2010-08-12	40,007	3.00	2,300
2010-08-18	1,994	2.01	115
2010-08-23	170	2.01	10
2010-08-24	2,321	2.02	133
2010-09-11	662	2.00	38
2010-09-16	76,071	5.00	4,374
2010-09-17	88,971	5.00	5,116
2010-09-20	445	2.00	26
2010-09-29	9,839	3.01	566
2010-10-06	4,767	2.00	274
2010-11-26	90,708	3.74	5,216
2010-12-08	85,058	2.83	4,891
2010-12-15	438	2.65	25

	849,092

(1)	Number of stock grants vested and expected to vest were 502,145
(2)	Contractual life indicates the sum of service (vesting) period.

The total intrinsic values of stock options and stock grants exercised for the years ended December 31, 2009 and 2010 were (Won)1,650 million and (Won)4,289 million respectively. The total amount of cash received from the exercise of share options for the years ended December 31, 2009 and 2010 was nil.

Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement
Fair Value Measurement
29.	Fair Value Measurement

Effective January 1, 2008, the Company adopted ASC 820 which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines the fair value of its financial instruments that are recognized or disclosed at fair value in the financial statements on a recurring basis in accordance with ASC 820. The Company adopted the provisions of this statement on January 1, 2009 related to nonfinancial assets and nonfinancial liabilities that are not measured at fair value on a recurring basis.

The fair value hierarchy established in ASC 820 requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is a market-based measure considered from the perspective of a market participant. As such, even when market assumptions are not readily available, the Company's own assumptions reflect those that market participants would use in pricing the asset or liability at the measurement date.

The fair value for certain financial instruments is derived using pricing models and other valuation techniques that involve significant management judgment. The price transparency of financial instruments is a key determinant of the degree of judgment involved in measuring fair value of the Company's financial instruments. Financial instruments for which actively quoted prices or pricing parameters are available will generally have a higher degree of price transparency than those that are thinly traded or not quoted. In accordance with ASC 820, the criteria used to determine whether the market for a financial instrument is active or inactive is based on the particular asset or liability.

As a result of the adoption of ASC 820, the Company has made some amendments to the techniques used in measuring the fair value of derivatives and other positions. These amendments change the way that the probability of default of a counterparty is factored into the valuation of derivative positions and include the impact of the Company's own credit risk on derivatives and other liabilities measured at fair value.

In accordance with ASC 820, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when developing fair value measurements. When market prices are available, the Company uses quoted market prices to measure fair value. If market prices are not available, fair value measurements are based upon models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, prepayment speeds, option volatilities and currency rates. Most of financial instruments use either of the foregoing methodologies, collectively Level 1 and Level 2 measurements, to determine fair value recorded in the Company's financial statements. However, in circumstances where market prices are limited or unavailable, valuations may require significant management judgments or adjustments that utilize significant unobservable inputs, to determine fair value. In these cases, the financial instruments are classified as Level 3.

The following are descriptions of valuation methodologies used by the Company to measure various financial instruments at fair value.

Trading and available-for-sale securities and securities sold short, not yet purchased: The fair values of the securities included in trading assets and available-for-sale securities included in investments and securities in short position included in trading liabilities are recognized in the consolidated balance sheets based on quoted market prices, where available. For the securities traded in the over-the-counter market, the Company generally determines fair value utilizing internal valuation techniques or based on prices obtained from independent pricing services or brokers. Trading securities and available-for-sale securities recorded by using valuation methods and prices obtained from pricing services or brokers are generally classified as Level 2, except in cases where such quoted prices include unobservable inputs (i.e., estimates of cash flows, correlations among factors, recovery rates etc.) to the models, in which case such financial instruments are classified as Level 3. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using the aforementioned inputs. The Company validates prices received from pricing services or brokers using a variety of methods, including, but not limited to, comparison to secondary pricing services, corroboration of pricing by reference to other independent market data such as secondary broker quotes and relevant benchmark indices, and review of pricing by the Company's personnel familiar with market liquidity and other market-related conditions. The Company has internal price verification procedures and reviews fair value methodology documentation provided by independent pricing services.

Other investments in venture capital activities: Other investments include venture capital securities. The Company carries venture capital investments traded publically at fair value based on quoted market prices. If significant inputs such as estimates of cash flows, yield curves and credit spreads to the fair value measurement for these securities are unobservable in the market due to limited activity, those securities are classified as Level 3.

Derivatives assets and liabilities: The majority of derivatives entered into by the Company are traded in over-the-counter markets and no quoted market prices exist for such instruments. The fair values of those derivatives are determined using internal valuation models that require the use of multiple market inputs including interest rate, prices and indices to generate continuous yield or pricing curves and volatility factors, which are used to value the position. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, simulation models or a combination of various models, which are consistently applied. The Company uses models that are widely accepted in the financial services industry. The derivatives are placed as either Level 2 or Level 3 depending on the observability of significant inputs to the applicable model. Most of forwards, swaps and options are valued using internally developed models that use as their basis readily observable market parameters. However, some of the forwards, swaps and options are valued using unobservable inputs such as correlations and historical volatilities. Futures are exchange-traded derivatives classified as Level 1. Credit default swaps are valued based on models with significant unobservable market parameters and are normally traded less actively, and are classified as Level 3.

Valuation Adjustments

Counterparty credit risk adjustments are applied to derivative assets, such as over-the-counter derivative instruments, when the market inputs used in the valuation model may not be indicative of the creditworthiness of the counterparty. Few of the Company's derivatives are listed on an exchange. The majority of derivative positions are valued using internally developed models that use as their basis observable market inputs. Therefore, an adjustment is necessary to reflect the credit quality of each derivative counterparty to arrive at fair value. The adjustment is based on market-based measures of credit risk to the extent available. The adjustment also takes into account contractual factors designed to reduce the Company's credit exposure to each counterparty.

Debt valuation adjustments are applied to reflect the Company's own credit risk when measuring derivative liabilities at fair value in accordance with the requirements of ASC 820. The methodology to determine the adjustment is consistent with the counterparty credit risk adjustment and incorporates the Company's credit spread as observed through the credit default swap market.

Items measured at fair value on a recurring basis

As of December 31, 2009, 10.46% and 1.89% of the Company's total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)
Assets measured at fair value
Trading assets
Trading securities	2,284,545	2,175,697	—	4,460,242
Foreign exchange spot contracts	—	2,878	—	2,878
Derivatives	79	3,177,419	80,937	3,258,435
Investments
Available-for-sale securities	9,954,399	8,649,829	106,564	18,710,792
Debt securities	8,926,968	8,648,320	877	17,576,165
Korea treasury and government agencies	6,243,284	1,648,318	—	7,891,602
Corporate	—	1,281,470	47	1,281,517
Financial institutions	2,683,684	3,721,079	—	6,404,763
Asset- backed securities	—	1,997,453	830	1,998,283
Equity securities	1,027,431	1,509	105,687	1,134,627
Other investments	2,767	—	76,461	79,228
Other assets-hedging derivatives	—	47,787	283	48,070

Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	1,347,668	—	—	1,347,668
Foreign exchange spot contracts	—	2,812	—	2,812
Derivatives	398	2,588,027	307,199	2,895,624
Other liabilities-hedging derivatives	—	173,013	36,916	209,929

As of December 31, 2010, 9.89% and 1.49% of the Company's total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)
Assets measured at fair value
Trading assets
Trading securities	1,736,619	1,958,500	—	3,695,119
Debt securities	1,624,085	1,894,821	—	3,518,906
Korea treasury and government agencies	692,727	217,924	—	910,651
Corporate	—	151,091	—	151,091
Financial institutions	931,358	1,354,094	—	2,285,452
Asset-backed securities	—	171,712	—	171,712
Equity securities	112,534	63,679	—	176,213
Foreign exchange spot contracts	—	1,415	—	1,415
Derivatives	809	2,354,893	32,577	2,388,279
Foreign exchange derivatives	—	1,743,012	4,617	1,747,629
Interest rate derivatives	—	586,694	9,310	596,004
Equity derivatives	809	25,187	12,953	38,949
Credit derivatives	—	—	1,954	1,954
Others	—	—	3,743	3,743
Investments
Available-for-sale securities	9,466,515	8,748,394	421,352	18,636,261
Debt securities	8,561,574	8,747,546	—	17,309,120
Korea treasury and government agencies	6,304,090	1,909,127	—	8,213,217
Corporate	—	1,285,033	—	1,285,033
Financial institutions	2,257,484	3,742,748	—	6,000,232
Asset-backed securities	—	1,810,638	—	1,810,638
Equity securities	904,941	848	421,352	1,327,141
Other investment	1,809	—	77,647	79,456
Other assets-hedging derivatives	—	103,308	5,636	108,944

Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	1,279,869	—	—	1,279,869
Foreign exchange spot contracts	—	1,839	—	1,839
Derivatives	7,576	1,880,493	99,674	1,987,743
Foreign exchange derivatives	—	1,110,304	—	1,110,304
Interest rate derivatives	—	721,931	10,494	732,425
Equity derivatives	7,576	48,258	85,667	141,501
Others	—	—	3,513	3,513
Other liabilities-hedging derivatives	—	192,933	24,958	217,891

Transfers between Level 1 and Level 2 of the Fair Value Hierarchy

Transfers between Level 1 and Level 2 are effective as of the beginning of the year. The Company did not have any significant transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy during 2010.

Changes in Level 3 items measured at fair value on a recurring basis

In circumstances where market prices are limited or unavailable, valuations may require significant unobservable inputs to determine fair value. In these cases, the securities are classified as Level 3. Instruments measured at fair value categorized as Level 3 represented 1.00 % and 7.72 % as of December 31, 2009 and 2.16% and 3.57% as of December 31, 2010 of the Company's total recurring assets and total recurring liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the realized and unrealized gains and losses for assets and liabilities within the Level 3 category presented in the tables below may include changes in fair value that were attributable to both observable and unobservable inputs.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2009:

	December 31, 2008	Total realized/unrealized gains(losses) recorded in			Transfers into/out of Level 3(2)	Purchases, issuances and settlements	December 31, 2009	Unrealized gains (losses) still held(3)
		Trading revenues	Others

	(In millions of Korean won)
Available-for-sale securities	3,708	—	(46,299	)(1)	—	149,155	106,564	(44,326)
Other investments	87,015	—	(4,529	)(1)	(2,375)	(3,650)	76,461	(5,576)
Derivatives, net(4)	(353,983)	24,204	—		(87,013)	153,897	(262,895)	80,851

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the year ended December 31, 2009, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2009.

(4)

Net derivatives liabilities at December 31, 2009 and 2008 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2009 are as follows:

A net decrease in available-for-sale securities of (Won)2,831 million was mainly driven by recognition of other-than-temporary impairment of CDOs which are included in earnings and disposals.

The changes in the Level 3 net derivative liabilities of (Won)91,088 million were primarily due to:

(i)	The Company transferred (Won)87,013 million of net derivatives assets from the Level 3 into the Level 2 category in the fair-value hierarchy during the year ended December 31, 2009. The valuation of these derivatives is affected by the credit valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was originally determined to be significant enough to render the fair-value hierarchy into the lower level.

(ii)	The Company recognized realized and unrealized gains of (Won)24,204 million, relating to derivative assets and liabilities, which were included in trading revenues for the year ended December 31, 2009.

The increase in Level 3 investment of (Won)92,302 million was mainly due to the net loss of (Won)50,828 million which was recorded in current earnings, an increase of (Won)145,505 million from net purchases, issuances and settlements, and a (Won)2,375 million of transfer of an investment from Level 3 to Level 1 as the issuer of the securities became a publicly traded company.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2010:

	December 31, 2009	Total realized/unrealized gains(losses) recorded in		Transfers into/ out of Level 3(2)	Purchases, issuances and settlements	December 31, 2010	Unrealized gains (losses) still held(3)
		Trading revenues	Others(1)
	(In millions of Korean won)
Available-for-sale securities

Corporate	47	—	(47)	—	—	—	—
Asset-backed securities	830	—	1,879	—	(2,709)	—	—
Equity securities	105,687	—	282,123	—	33,542	421,352	237,749
Other investments	76,461	3,063	—	(1,182)	(695)	77,647	(1,748)
Derivatives, net (4)	(262,895)	98,208	—	(3,206)	81,474	(86,419)	(7,842)
Foreign exchange derivatives	2,652	3,340	—	(294)	(1,081)	4,617	2,259
Interest rate derivatives	(23,294)	15,450	—	(2,912)	15,208	4,452	(21,794)
Equity derivatives	(206,451)	66,390	—	—	67,347	(72,714)	(1,335)
Credit derivatives	2,118	(164)	—	—	—	1,954	(164)
Others	(37,920)	13,192	—	—	—	(24,728)	13,192

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the year ended December 31, 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2010.

(4)

Net derivatives liabilities at December 31, 2010 and 2009 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2010 are as follows:

The changes in the Level 3 net derivative liabilities of (Won)176,476 million were primarily due to:

(i)	The Company transferred (Won)3,206 million of net derivatives assets from the Level 3 into the Level 2 category in the fair-value hierarchy during the year ended December 31, 2010. The valuation of these derivatives is affected by the credit valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was originally determined to be significant enough to render the fair-value hierarchy into the lower level.

(ii)	The Company recognized realized and unrealized gains of (Won)98,208 million, relating to derivative assets and liabilities, which were included in trading revenues for the year ended December 31, 2010.

The increase in Level 3 investment of (Won)315,974 million was mainly due to the net gain of (Won)287,018 million which was recorded in current earnings, an increase of (Won)30,138 million from net purchases, issuances and settlements, and a (Won)1,182 million of transfer of an investment from Level 3 to Level 1 as the issuer of the securities became a publicly traded company.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a non-recurring basis and are not included in the tables above. These assets and liabilities primarily include assets measured at cost that have been written down to fair value during the period as a result of an impairment.

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820 fair-value hierarchy as of December 31, 2009, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2009.

	Level 1	Level 2	Level 3
	(In millions of Korean won)
Investments	—	—	1,515
Loans(1)	—	—	638,165
Premises and equipment	—	3,576	—

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820 fair-value hierarchy as of December 31, 2010, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2010.

	Level 1	Level 2	Level 3
	(In millions of Korean won)
Investments	—	—	459,995
Asset-backed securities	—	—	435
Other Investments	—	—	459,560
Loans(1)	—	—	923,722
Premises and equipment	—	1,817	—

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

Fair Value Disclosure

ASC 825-10-50, requires the disclosure of the estimated fair value of financial instruments, for which it is practicable to estimate fair value with certain financial instruments excluded. The following disclosure of the estimated fair value of financial instruments and the methods and assumptions used by the Company, by type of financial instrument, in estimating fair value, except for trading assets and trading liabilities disclosed above pursuant to ASC 820, is made by the Company in accordance with ASC 820. In estimating fair values, different market assumptions and estimation methodologies could significantly affect estimated fair value amounts.

Assets and liabilities for which fair value approximates carrying value: The carrying values of certain financial assets and liabilities are reported at cost, including cash and cash equivalents, restricted cash, call loans, securities purchased under resale agreements, due from customers on acceptances, accrued interest and dividends receivable, accrued interest payable, security deposits, loan held-for-sale, noninterest-bearing deposits, call money and acceptances outstanding. The carrying values of these financial assets and liabilities are considered to approximate their fair values due to their short-term nature and negligible credit losses.

Interest-bearing deposits in other banks: The fair values of fixed interest-bearing deposits are estimated by discounting cash flows based on current rates for similar types of deposits. The fair values of variable rate interest-bearing deposits are considered to approximate their carrying values.

Held-to-maturity securities: Fair values of held-to-maturity securities are based on market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments, discounted cash flows, counterparty quotes or external valuations performed by qualified independent evaluators.

Other investments: Other investments include venture capital securities, non-marketable or restricted equity securities and equity method investments, which are included in "Investments" in the Company's consolidated balance sheets. The carrying values of the non-marketable equity securities and equity method investments approximate fair value.

Loans receivable: Loans receivable are reported net of specific and general provisions for impairment. The fair value of fixed rate loans is estimated by discounting contractual cash flows based on current rates at which similar loans would be made to borrowers for the same maturities. The fair values of variable rate loans that reprice frequently with no significant changes in credit risk are considered to approximate their carrying values in the consolidated balance sheets.

Interest-bearing deposits: The fair values of variable rate interest bearing deposits approximate their carrying values in the consolidated balance sheets. Fair values for fixed-rate interest bearing deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits with similar maturities.

Other borrowed funds: The aggregate fair value for other borrowed fund is based on quoted market prices, where available. For other borrowed fund where quoted market prices are not available, a discounted cash flow model is used based on the current rates for debt with similar maturities.

Secured borrowings: The fair values for securities sold under agreements to repurchase are estimated using discounted cash flow calculation that applies interests currently being offered for securities sold under agreements to repurchase with similar maturities. The fair values for beneficial interests issued by the SPEs are estimated using quoted market price.

Long-term debt: The aggregate fair value for long-term debt is based on quoted market prices, where available. For long-term debt where quoted market prices are not available, a discounted cash flow model is used based on the current rates for the Company's debt with similar maturities.

Off-balance sheet instruments: Fair value for off-balance-sheet instruments are based on an estimate of the difference between fees currently charged to enter into similar agreements and fees paid to reduce or eliminate exposure to those agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing.

The estimated fair values of the Company's financial instruments as of December 31, 2009 and 2010 were as follows:

	2009		2010
	Carrying amount	Fair value	Carrying amount	Fair value
	(In millions of Korean won)
Financial assets:
Cash and cash equivalents	2,695,569	2,695,569	3,867,316	3,867,316
Restricted cash	6,050,241	6,050,241	3,359,465	3,359,465
Interest-bearing deposits in other banks	466,890	466,890	987,408	987,408
Call loans and securities purchased under resale agreements	2,036,142	2,036,142	2,849,529	2,849,529
Investments	33,245,391	34,020,413	33,911,415	34,767,315
Loans, net	193,454,326	192,767,714	192,947,019	193,137,284
Due from customers on acceptance	1,895,444	1,895,444	1,878,190	1,878,190
Accrued interest and dividends receivable	1,029,257	1,029,257	956,746	956,746
Security deposits	1,405,638	1,405,638	1,401,469	1,401,469
Other assets-loans held for sale	201,275	201,275	73,460	73,460
Other assets- off-balance sheet instruments	29,808	29,808	19,275	19,275
Financial liabilities:
Interest-bearing deposits	166,078,921	166,113,912	176,846,197	176,840,307
Non-interest-bearing deposits	3,104,147	3,104,147	3,081,938	3,081,938

Call money	1,364,516	1,364,516	605,398	605,398
Acceptances outstanding	1,895,444	1,895,444	1,878,190	1,878,190

Accrued interest payable	3,819,342	3,819,342	3,703,325	3,703,325

Other borrowed funds	8,176,286	8,175,635	8,775,200	8,775,784
Secured borrowings	4,669,728	4,883,609	2,651,069	2,829,896
Long-term debt	39,569,909	40,441,451	30,080,132	31,307,786
Other liabilities-off-balance sheet instruments	29,808	29,808	19,275	19,275

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
30.	Derivative Instruments and Hedging Activities

The Company applied fair value hedge accounting for derivative transactions which qualified for hedge accounting. Fair values of derivatives not qualifying for hedge accounting are reflected in "Trading assets" or "Trading liabilities" and any changes in fair values related to these derivatives transactions are reflected in "Net Trading Revenue". The fair values of derivatives qualifying for hedge accounting are included in "Other assets" or "Other liabilities" and the earnings impact of these fair value hedges and the change in fair value attributable to the risk being hedged for the hedged item are included in "Other non-interest income" or "Other non-interest expenses."

Through December 31, 2006, the Company's hedge accounting was applied exclusively to those interest rate swap transactions that qualified for the short-cut method of hedge accounting. In 2007, in respect of new qualifying hedge relationships, the Company began using standard statistical methods of regression analysis to perform an ongoing prospective and retrospective assessment of the effectiveness of the hedging relationships involving interest rate swaps (i.e., the Company applied the "long-haul" method of hedge accounting) while, at the same time, continuing to use the short-cut method for qualifying hedge relationships existing as of January 1, 2007.

In the normal course of business, the Company enters into derivatives and foreign exchange contracts to manage the risk exposures of its customers. The Company also uses derivative instruments in reducing risk exposures relating to fluctuations in its own trading accounts, and assets and liabilities in response to interest rate and foreign exchange risks.

The Company uses interest rate derivatives principally to manage exposure to fluctuations in fair value in response to interest rate risk. Pay-fixed receive-variable interest rate swaps are used to convert fixed rate assets, principally debt securities, into synthetic variable rate instruments. Receive-fixed pay-variable interest rate swaps are used to convert fixed rate funding sources, principally fixed rate debt, into synthetic variable rate funding instruments. Cross-currency interest rate swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. Cross-currency swaps are used by the Company to convert asset and funding denominated from one currency into another currency.

Derivative instruments may expose the Company to market risk or credit risk in excess of the amounts recorded on the balance sheets. Market risk arises due to market price, interest rate and foreign exchange rate fluctuations that may result in a decrease in the market value of a financial instrument and/or an increase in its funding cost. Exposure to market risk is managed through position limits and other controls and by entering into hedging transactions. Credit risk is the possibility that loss may occur from counterparty failure to perform according to the terms of the contract and if the value of collateral held, if any, was not adequate to cover such losses. Credit risk is controlled through credit approvals, limits and monitoring procedures based on the same credit policies used for on-balance-sheet instruments. Generally, collateral or other security is not required. The amount of collateral obtained, if any, is based on the nature of the financial instrument and management's credit evaluation of each counterparty.

The following table presents the notional amounts of the Company's derivative instruments as of December 31, 2009.

		Other derivative instruments
	Hedging instruments under ASC 815	Trading Derivatives	Management Hedges	Total
	(In millions of Korean won)
Foreign exchange spot contracts	—	2,451,179	—	2,451,179

Foreign exchange derivatives:
Currency futures	—	1,552,324	—	1,552,324
Currency forwards	—	35,506,815	—	35,506,815
Currency swaps	1,167,600	18,800,976	—	19,968,576
Currency options purchased	—	1,479,661	—	1,479,661
Currency options sold	—	1,784,605	—	1,784,605

Interest rate derivatives:
Interest rate futures	—	3,770,071	—	3,770,071
Interest rate swaps	2,363,590	90,068,589	—	92,432,179
Interest rate options purchased	—	4,700,000	—	4,700,000
Interest rate options sold	—	3,453,481	—	3,453,481

Equity derivatives:
Stock futures	—	75,043	—	75,043
Stock options purchased	—	3,607,076	21,574	3,628,650
Stock options sold	—	1,892,687	21,574	1,914,261
Stock swaps	—	154,197	17,203	171,400

Credit derivatives:
Protection sold	—	200,000	—	200,000

Commodity and other derivatives:
Forwards	—	—	41,727	41,727
Others	190,000	121,851	60,000	371,851

Total derivative notionals	3,721,190	169,618,555	162,078	173,501,823

The following table presents the notional amounts of the Company's derivative instruments as of December 31, 2010.

		Other derivative instruments
	Hedging instruments under ASC 815	Trading Derivatives	Management Hedges	Total
	(In millions of Korean won)
Foreign exchange spot contracts	—	1,300,882	—	1,300,882

Foreign exchange derivatives:
Currency futures	—	609,989	—	609,989
Currency forwards	—	36,597,264	—	36,597,264
Currency swaps	1,138,900	16,870,518	—	18,009,418
Currency options purchased	—	481,461	—	481,461
Currency options sold	—	536,443	—	536,443

Interest rate derivatives:
Interest rate futures	—	1,067,924	—	1,067,924
Interest rate swaps	2,015,597	97,030,813	—	99,046,410
Interest rate options purchased	—	5,970,000	—	5,970,000
Interest rate options sold	—	5,531,894	—	5,531,894

Equity derivatives:
Stock futures	—	168,621	—	168,621
Stock options purchased	—	3,534,250	—	3,534,250
Stock options sold	—	1,321,709	—	1,321,709
Stock swaps	—	7,638	—	7,638

Credit derivatives:
Protection sold	—	200,000	—	200,000

Commodity and other derivatives:
Others	190,000	—	60,000	250,000

Total derivative notionals	3,344,497	171,229,406	60,000	174,633,903

The following table presents the derivative assets and liabilities included in the Company's consolidated balance sheets as December 31, 2009.

	Derivatives assets			Derivatives liabilities
	Trading derivatives	Qualifying Accounting Hedge	Total	Trading derivatives	Qualifying Accounting Hedge	Total
	(In millions of Korean won)
Foreign exchange spot contracts	2,878	—	2,878	2,812	—	2,812
Foreign exchange derivatives	2,592,510	—	2,592,510	1,751,492	166,817	1,918,309
Interest rate derivatives	573,309	48,070	621,379	814,637	8,692	823,329
Equity derivatives	86,267	—	86,267	321,803	—	321,803
Credit derivatives	2,118	—	2,118	—	—	—
Commodity derivatives	2,410	—	2,410	2,386	—	2,386
Other derivatives	1,821	—	1,821	5,306	34,420	39,726

Total derivatives assets/liabilities	3,261,313	48,070	3,309,383	2,898,436	209,929	3,108,365

The following table presents the derivative assets and liabilities included in the Company's consolidated balance sheets as December 31, 2010.

	Derivatives assets			Derivatives liabilities
	Trading derivatives	Qualifying Accounting Hedge	Total	Trading derivatives	Qualifying Accounting Hedge	Total
	(In millions of Korean won)
Foreign exchange spot contracts	1,415	—	1,415	1,839	—	1,839
Foreign exchange derivatives	1,747,629	—	1,747,629	1,110,304	192,933	1,303,237
Interest rate derivatives	596,004	108,944	704,948	732,425	—	732,425
Equity derivatives	38,949	—	38,949	141,501	—	141,501
Credit derivatives	1,954	—	1,954	—	—	—
Other derivatives	3,743	—	3,743	3,513	24,958	28,471

Total derivatives assets/liabilities	2,389,694	108,944	2,498,638	1,989,582	217,891	2,207,473

The following table presents the trading gains(losses) in the Company's consolidated income statements for the year ended December 31, 2009.

Trading gains(losses) (1)
(In millions of Korean won)

Foreign exchange spot contracts	98,101
Foreign exchange derivatives	269,934
Interest rate derivatives	(206,435)
Equity derivatives	6,738
Credit derivatives	16,000
Commodity derivatives	(490)
Other derivatives	(2,930)

Total	180,918

(1)	Amounts are recorded in net trading revenue.

The following table presents the trading gains(losses) in the Company's consolidated income statements for the year ended December 31, 2010.

Trading gains(losses) (1)
(In millions of Korean won)
Foreign exchange spot contracts	(368,713)
Foreign exchange derivatives	692,478
Interest rate derivatives	(29,744)
Equity derivatives	89,096
Credit derivatives	1,869
Commodity derivatives	(61)
Other derivatives	4,636

Total	389,561

(1)	Amounts are recorded in net trading revenue.

The following table presents certain information related to the Company's derivatives designated as fair value hedges for the years ended December 31, 2009 and 2010.

	2009			2010
	Derivatives(1)	Hedged Items(1)	Hedge ineffectiveness	Derivatives(1)	Hedged items(1)	Hedge ineffectiveness
	(In millions of Korean won)
Foreign exchange derivatives	(165,271)	106,655	(58,616)	(25,764)	27,816	2,052
Interest rate derivatives	(62,411)	68,813	6,402	69,005	(60,923)	8,082
Other derivatives	(33,203)	39,497	6,294	8,088	(8,309)	(221)

Total	(260,885)	214,965	(45,920)	51,329	(41,416)	9,913

(1)	Amounts are recorded in other non-interest income(expense).

Credit Derivatives

The Company enters into credit derivatives primarily to facilitate client transactions. Credit derivatives derive value based on an underlying third party-referenced obligation and generally require the Company as the seller of credit protection to make payments to a buyer upon the occurrence of predefined credit events. Such credit events generally include bankruptcy of the referenced entity, debt restructuring and failure to pay under the obligation, as well as acceleration of indebtedness and payment repudiation or moratorium. For credit derivatives based on a portfolio of referenced credits or credit indices, the Company may not be required to make payment until a specified amount of loss has occurred and/or may only be required to make payment up to a specified amount. As of December 31, 2010, all credit derivatives include only credit default swaps ("CDS"), in which the Company is the protection seller. Based on the credit quality of the underlying reference entities, all investments have been classified as investment grade and their expiration at December 31, 2010 and 2009 are summarized as follows.

2009

	Maximum Payout/ Notional	Less than 1 year	1 to 3 years	Fair value liability
	(In millions of Korean won)
Credit default swaps(1)	200,000	—	2,118	2,118

2010

	Maximum Payout/ Notional	Less than 1 year	1 to 3 years	Fair value asset
	(In millions of Korean won)
Credit default swaps(1)	200,000	1,954	—	1,954

(1)	The Company considers ratings of BBB- or higher to meet the definition of investment grade.

The maximum potential amount of future payments under CDS contracts presented in the table above is based on the notional value of the derivatives. The Company believes that the maximum potential amount of future payments for credit protection sold is not representative of the actual loss exposure based on historical experience. This maximum potential amount has not been reduced by the Company's rights to the underlying assets and the related cash flows. In accordance with most CDS contracts, should a credit event (or settlement trigger) occur, the Company is usually liable for the difference between the protection sold and the recourse it holds in the value of the underlying assets. Thus, if the reference entity defaults, the Company will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection sold to the buyer.

As of December 31, 2009 and December 31, 2010, the Company has not purchased protection against the credit protection sold to offset derivative contract positions.

Credit-Risk-Related Contingent Features in Derivatives

Certain derivative instruments contain provisions that require the Company to either post additional collateral or immediately settle any outstanding liability balances upon the occurrence of a specified credit-risk-related event. These events, which are defined by the existing derivative contracts, are primarily downgrades in the credit ratings of the Company and its affiliates. The fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of December 31, 2009 and December 31, 2010 is (Won)1,590,026 million and (Won)1,281,782 million, respectively. The Company has posted (Won)257,852 million and (Won)63,703 million as collateral for this exposure in the normal course of business as of December 31, 2009 and December 31, 2010. Each downgrade would trigger additional collateral requirements for the Company and its affiliates. In the event that each legal entity was downgraded a single notch as of December 31, 2009 and December 31, 2010, the Company would be required to post additional collateral of (Won)173,559 million and (Won)150,379 million, respectively.

Counterparty Credit Risk

By using derivatives, the Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform its obligation, the Company's counterparty credit risk is equal to the amount of derivative assets balance net of derivative liabilities and the related collateral, with the same counterparty subject to master netting arrangements under the guidance covering the offsetting of amounts related to certain contracts. As of December 31, 2009, the Company's exposure to counterparty credit risk amounted to (Won)1,453,925 million, which is composed of (Won)93,797 million related to foreign financial institutions, (Won)5,990 million related to foreign non-financial institutions, (Won)47,628 million related to domestic financial institutions and (Won)1,306,510 million related to domestic non-financial institutions. As of December 31, 2010, the Company's exposure to counterparty credit risk amounted to (Won)835,094 million, which is composed of (Won)76,055 million related to foreign financial institutions, (Won)8,377 million related to foreign non-financial institutions, (Won)58,225 million related to domestic financial institutions and (Won)692,437 million related to domestic non-financial institutions. The amount of collateral netted against derivative assets was (Won)76,690 million and (Won)11,188 million, as of December 31, 2009 and December 31, 2010, respectively. The Company minimizes counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies
31.	Commitments and Contingencies

Legal proceedings

The Company is a party to certain legal actions arising in the normal course of its operations. Other than the legal proceedings discussed below, management believes that these actions are without merit and that the ultimate liability, if any, will not materially affect the Company's financial position, liquidity or results of operations.

In accordance with applicable accounting guidance, the Corporation establishes an accrued liability for litigation and regulatory matters when those matters present loss contingencies that are both probable and estimable. If, at the time of evaluation, the loss contingency related to a litigation or regulatory matter is not both probable and estimable, the matter will continue to be monitored for further developments that would make such loss contingency both probable and estimable. Once the loss contingency related to a litigation or regulatory matter is deemed to be both probable and estimable, the Corporation will establish an accrued liability and continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established.

The Consolidated Company has filed 125 lawsuits (excluding minor lawsuits in relation to the collection or management of loans), as the plaintiff, involving aggregate claims of (Won)763,919 million and faces 274 lawsuits as the defendant (excluding minor lawsuits in relation to the collection or management of loans) involving aggregate damages of (Won)1,428,504 million, which arose in the normal course of the business and are still pending as of December 31, 2010. Included in the amount of aggregate combined damages, the Company has recorded (Won)6,936 million as accrued liabilities related to litigation or regulatory matters which are deemed to be both probable and estimable.

a)	In August 2006, the government filed a lawsuit seeking the return of (Won)321 billion of excessive fees relating to the lottery operations against the Company, Ernst & Young Han Young, Korea Lottery Service Inc. and the Company's and their relevant employees. (Won)321 billion is the total amount of the claim against the Company, Ernst & Young Han Young, Korea Lottery Service Inc. and the Company's and their relevant employee, and the Company can not estimate the amount out of (Won)321 billion which may result in only the Company's damage. In April 2009, the Seoul Central District Court dismissed the government's claim. In May 2009, the government appealed the case to the Seoul High Court, which dismissed the appeal in September 2010. In October 2010, the government appealed the case to the Supreme Court of Korea, where it is currently pending.

In April 2004, the Lottery Commission of the Korean government revised the fee rate for fees payable to Korea Lottery Service Inc. by reducing it from 9.523% to 3.144%. Korea Lottery Service Inc. filed a lawsuit with the Seoul Central District Court claiming that such reduction by the Lottery Commission was invalid and demanding the payment of approximately (Won)20 billion of unpaid fees by the Company, which is the difference between the fees payable by the Company under the previous rate and the revised rate in respect of fees incurred in May 2004. In December 2006, the Seoul Central District Court ruled in favor of Korea Lottery Service Inc., and the Company appealed to the Seoul High Court in January 2007. In May 2008, the Seoul High Court ruled in favor of Korea Lottery Service Inc. in part but reduced the amount of damages to (Won)4.5 billion. In June 2008, both the Company and Korea Lottery Service Inc. appealed the case to the Supreme Court of Korea, where it is currently pending.

In addition, in January 2007, Korea Lottery Service Inc. filed another lawsuit with the Seoul Central District Court seeking payment of unpaid fees in the aggregate amount of (Won)446 billion, which is the difference between the fees payable by the Company under the previous rate and the revised rate, for fees incurred from June 2004 to December 2006. In July 2008, the Seoul Central District Court ruled in favor of the Company in part and reduced the amount of damages to (Won)123 billion. In August 2008, both the Company and Korea Lottery Service Inc. appealed the case to the Seoul High Court, where it is currently pending.

Furthermore, in June 2008, Korea Lottery Service Inc. filed another lawsuit with the Seoul Central District Court seeking payment of unpaid fees in the aggregate amount of (Won)134 billion, which is the difference between the fees payable by the Company under the previous rate and the revised rate, for fees incurred from January 2007 to December 1, 2007. The case is currently pending.

b)	In May 2006 the Korea Fair Trade Commission commenced an investigation into whether various domestic banks (including the Company) engaged in collusive or anti-competitive activity in connection with various commission fees. As a result of such investigation, in March 2008, the Korea Fair Trade Commission ordered the Company to stop alleged price-fixing practices in charging certain new fees in connection with export bills of exchange and banker's usance letters of credit and to pay administrative fines in the amount of (Won)257 million and (Won)439 million, respectively, for such activities. In June 2008, the Company appealed the Korea Fair Trade Commission's decisions to the Seoul High Court. In February 2009, the Seoul High Court ruled in favor of the Korea Fair Trade Commission with respect to the Company's alleged price-fixing practices in charging certain new fees in connection with banker's usance letters of credit. In April 2009, the Seoul High Court ruled in favor of the Korea Fair Trade Commission with respect to the Company's alleged price-fixing practices in charging certain new fees in connection with export bills of exchange. The Company has appealed both cases to the Supreme Court of Korea, where they are currently pending.

Furthermore, in April 2008, the Korea Fair Trade Commission ordered the Company to stop alleged price-fixing practices in connection with direct deposit fees, and to pay administrative fines in the amount of (Won)537 million for such activities. In July 2008, the Company appealed the Korea Fair Trade Commission's decision to the Seoul High Court, which dismissed the Company's appeal in May 2009. In June 2009, the Company appealed this case to the Supreme Court of Korea, where it is currently pending.

c)	During the first half of 2007, the National Tax Service of Korea completed a tax audit in respect of the Company for the fiscal years 2002, 2003, 2004 and 2005, as a result of which the Company was assessed (Won)190 billion (including residence tax) for tax deficiencies. In addition, during the second half of 2007, the National Tax Service of Korea assessed additional income taxes for prior years amounting to (Won)292 billion (including residence tax) for tax deficiencies. The Company paid the entire amount of such additional assessments in 2007, but filed an appeal with the National Tax Tribunal with respect to tax assessments made in 2007 amounting to (Won)482 billion (including residence tax) which dismissed the appeal in March 2010. In June 2010, the Company filed an appeal with Seoul Administrative Court, which ruled in favor of the Company on April 1, 2011. On April 19, 2011, the National Tax Service of Korea appealed this case to the Seoul High Court, where it is currently pending. We have been assessed additional income taxes in respect of prior years as a result of a tax audit by the National Tax Service of Korea, and our appeal with respect to a portion of such assessment may not be successful.

d)	Since November 2008, certain customers of the Company have filed lawsuits against it in connection with its sales of foreign currency derivatives products known as "KIKO" (which stands for "knock-in knock-out"), which are intended to operate as hedging instruments against fluctuations in the exchange rate between the Won and the U.S. dollar. Due to the significant depreciation of the Won against the U.S. dollar in 2008 and 2009, customers who have purchased KIKO products from the Company are required to make large payments to it. Six companies have filed lawsuits against the Company alleging that the contracts under which the relevant KIKO products were sold should be invalidated and that the Company should return payments received there under. Three of the lawsuits were dismissed and not appealed. The aggregate amount of three remaining claims, as of March 31, 2011, was approximately (Won)12 billion and may increase in the event of future depreciation of the Won against U.S. dollar. Additional lawsuits, as well as motions for preliminary injunctions, may be filed against the Company with respect to KIKO products, and the final outcome of such litigation remains uncertain.

e)	Since November 2008, a number of the Company's customers have filed 11 lawsuits against it in connection with its sales of offshore funds and currency future contracts. The customers alleged that the losses were caused by the Company's negligence in inadequately explaining the risks of such investment to its customers and in structuring funds with inappropriate currency future hedging features. Five of the lawsuits in which the plaintiffs claimed damages of (Won)557 million in aggregate were dismissed and not appealed. One of the lawsuits in which the plaintiffs claimed damages of (Won)154 million was dismissed by the Seoul Central District Court in July 2009 and the plaintiffs initially appealed to the Seoul High Court but subsequently withdrew the appeal. One of the lawsuits in which the plaintiffs claimed damages of (Won)221 million in aggregate was dismissed by the Seoul Central District Court in July 2009 and the plaintiffs appealed to the Seoul High Court in August 2009. In July 2010, the Seoul High Court ruled in favor of the plaintiffs in part but reduced the amount of damages to (Won)44 million. Three of the lawsuits in which the plaintiffs claimed damages of (Won)5,581 million in aggregate were dismissed by the Seoul Central District Court in the second half of 2010 and the plaintiffs appealed to the Seoul High Court, where they are currently pending. One of the lawsuits in which the plaintiffs claimed damages of (Won)199 million is pending at the Seoul Central District Court. Additional lawsuits may be filed against the Company with respect to its sales of such products, and the final outcome of such litigation remains uncertain.

f)	In August 2009, six purchasers that had entered into shipbuilding contracts with a Korean shipbuilding company filed a lawsuit in the United Kingdom against the Company demanding repayment of US $46.6 million of pre-delivery installments paid by the purchasers to the shipbuilding company under such contracts. In connection with such contracts, in August 2007, the Company had issued to each of the six purchasers advance payment bonds, which effectively operate as refund guarantees on behalf of the shipbuilding company to cover its obligations to return pre-delivery installments paid by such purchasers in the event of, among other things, defaults by such shipbuilding company under the shipbuilding contracts. In January 2009, the shipbuilding company became subject to a debt workout procedure under the Corporate Restructuring Promotion Act. The six purchasers claimed that such an event constituted a default under each of the shipbuilding contracts and demanded repayment under the terms of the advance payment bonds of the installments paid to the shipbuilding company. In October 2009, the High Court of Justice, Queen's Bench Division, Commercial Court ruled in favor of the six purchasers. The Company appealed to the Court of Appeal, Queen's Bench Division, Commercial Court, which overturned the lower court's ruling in May 2010. The six purchasers appealed to the Supreme Court of the United Kingdom, where the case is currently pending.

g)	In July 2010, the Korean government filed four lawsuits against the Company in connection with its management of the National Housing Fund, claiming damages of (Won)120 billion in aggregate. The government alleged that certain loan losses incurred by the National Housing Fund were due to the Company's breach of its duty of care as a manager of the National Housing Fund. The four lawsuits are currently pending at the Seoul Central District Court.

Lease commitments

The Company entered into capital leases in 2009, while all leases entered into by the Company as lessee were operating leases until 2008. Total rental expenses for the years ended December 31, 2008, 2009 and 2010 were (Won)173,297 million, (Won)183,716 million and (Won)228,714 million, respectively. Pursuant to the terms of lease agreements pertaining to premises and equipment in effect at December 31, 2010, future minimum rental payments under non-cancelable operating and capital lease terms are as follows:

	Operating Lease	Capital Lease
	(In millions of Korean won)

2011	115,812	183
2012	59,117	154
2013	22,424	210
2014	10,783	277
2015	6,031	—
Thereafter	2,000	—

Total	216,167	824

In lieu of rent, certain lease agreements require the Company to advance a non-interest bearing refundable deposit to the landlord for the landlord's use during the lease term. The amount of the advance is determined by the prevailing market rate and is recorded as a security deposit in the consolidated balance sheets.

Credit-related commitments

The Company is a party to credit related financial instruments with off-balance sheet risk in the normal course of business. The primary purpose of these instruments is to ensure that funds are available to customers as required. Guarantees, which represent irrevocable assurances that the Company will make payments in the event that a customer cannot meet its obligations to third parties, carry the same credit risk as loans. Cash requirements under guarantees are considerably less than those under commitments because the Company does not generally expect the third party to draw funds under the agreement.

Commercial letters of credit, which are written undertakings by the Company on behalf of a customer authorizing a third party to draw drafts on the Company up to a stipulated amount under specific terms and conditions, are collateralized by the underlying shipments of goods to which they relate and therefore have significantly less risk than a loan.

Commitments to extend credit represent unused portions of authorizations to extend credit in the form of loans, guarantees or letters of credit. With respect to credit risk on commitments to extend credit, the Company is potentially exposed to loss in an amount equal to the total unused commitments.

For credit related financial instruments, the contractual amount of the financial instrument represents the maximum potential credit risk if the counterparty does not perform according to the terms of the contracts. A large majority of these commitments expire without being drawn upon. As a result, total contractual amounts are not representative of the Company's actual future credit exposure or liquidity requirements for these commitments.

As of December 31, 2009 and 2010, the financial instruments whose contract amounts represent credit risk to the Company were as follows:

	Contract amount
	2009	2010
	(In millions of Korean won)
Guarantees	6,225,712	5,445,132
Commercial letters of credit(1)	8,350,739	6,820,424
Unused lines of credit:
Commercial	28,560,694	28,485,828
Consumer	13,263,808	10,844,177
Credit cards	41,784,795	43,232,049

(1)	The above contains advance payment refund guarantees and others which amount to (Won)2,678,712 million and (Won)2,089,411 million as of December 31, 2009 and 2010, respectively.

Fund contribution commitments

On December 17, 2008, the Company committed to contribute (Won)1,043,826 million to the Bond Market Stabilization Fund aimed at stabilizing the local debt market. As of December 31, 2010, the Company's total contribution amounted to (Won)521,913 million.

Bad bank contribution commitment

On October 17, 2009, the Company committed to contribute (Won)175,000 million to the UAMCO. As of December 31, 2010, the Company's total contribution amounted to (Won)89,950 million.

Pledged assets

The primary components of assets pledged as collateral for borrowings and other purposes as of December 31, 2009 and 2010 were as follows:

	2009	2010
	(In millions of Korean won)
Trading securities	1,309,212	1,464,778
Available-for-sale securities	1,189,954	896,521
Held-to-maturity securities	6,977,474	5,721,316
Other securities	278	278
Loans	4,956,728	2,130,765
Real estate	3,919	4,103
Cash	114,100	4,000

Total	14,551,665	10,221,761

Obligation under guarantees

The Company provides a variety of guarantees to its customers to enhance their credit standing and enable them to complete a wide variety of business transactions. The maximum potential amount of future payments represents the notional amounts that could be lost under the guarantees if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Guarantee arrangements have been recorded on the Company's consolidated balance sheet at their fair value at inception as "Other liabilities" with an offsetting entry in "Other assets". As cash is received under such arrangements and applied to other assets, the liability recorded at inception is amortized into fees and commissions over the life of the contract.

The table below summarizes all of the Company's guarantees under ASC 460 as of December 31, 2009.

	Expire within one year	Expire after one year	Total	Maximum potential amount of future payment or notional amounts
	(In millions of Korean won)
Financial guarantees	293,038	303,150	596,188	596,188
Performance guarantees	3,682,165	1,947,359	5,629,524	5,629,524
Liquidity facilities to SPEs	469,513	1,105,857	1,575,370	1,575,370
Trust Fund Guarantees	506,323	2,362,189	2,868,512	2,868,512

Total	4,951,039	5,718,555	10,669,594	10,669,594

The table below summarizes all of the Company's guarantees under ASC 460 as of December 31, 2010.

	Expire within one year	Expire after one year	Total	Maximum potential amount of future payment or notional amounts
	(In millions of Korean won)
Financial guarantees	596,203	6,272	602,475	602,475
Performance guarantees	4,114,604	728,053	4,842,657	4,842,657
Liquidity facilities to SPEs	396,050	715,112	1,111,162	1,111,162
Trust Fund Guarantees	693,512	2,260,945	2,954,457	2,954,457

Total	5,800,369	3,710,382	9,510,751	9,510,751

 Financial guarantees are used in various transactions to enhance the credit standing of the Company's customers. They represent irrevocable assurance, subject to satisfaction of certain conditions, that the Company will make payments in the event that the customers fail to fulfill their obligations to third parties. Such financial obligations are principally composed of standby letters of credit and credit enhancement for debtors.

Performance guarantees are issued to guarantee customers' tender bids on construction or similar projects or to guarantee completion of such projects in accordance with contract terms. They are also issued to support the customers' obligation to supply specified products, commodities, maintenance or other services to third parties.

As of December 31, 2009 and 2010, the carrying amount of the liabilities related to financial and performance guarantees amounted to (Won)19,433 million and (Won)11,109 million, respectively.

Liquidity facilities to SPEs represent irrevocable commitments to provide contingent liquidity credit lines including commercial paper purchase agreements to SPEs for which the Company serves as the administrator. The SPEs are established by clients to have access to funding from the commercial paper market or the corporate debt market by transferring assets to the SPEs. The Company had commitments to provide liquidity to SPEs up to (Won)1,575 billion and (Won)1,111 billion as of December 31, 2009 and 2010, respectively. As of December 31, 2009 and 2010, the carrying amount of these liabilities amounted to (Won)10,375 million and (Won)8,166 million, respectively. Although the Company does not sell assets to these SPEs, it would be required to provide funding under the liquidity credit lines in the event that the SPEs do not hold enough funds to make scheduled payments on their outstanding senior debt securities. Under the commercial paper purchase agreements, the Company is required to purchase commercial paper issued by the SPEs when enough funding is not available in the commercial paper market. The Company has limited credit exposure to these SPEs because the risk of first loss is borne by the clients or other third parties, or the SPEs are over-collateralized.

In the normal course of the Company's business, indemnification clauses are often included in standard contracts with an assessment that risk of loss is remote. In many cases, there are no stated or notional amounts included in the indemnification clauses and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. No amounts were reflected in the consolidated balance sheets as of December 31, 2009 and 2010 related to these indemnifications.

The Company evaluates the performance risk of its guarantees based on the assigned referenced counterparty internal or external ratings. Where external ratings are used, investment-grade ratings are considered to be BBB- and above, while anything below is considered non-investment grade. The Company's internal ratings are in line with the related external rating system. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the "Not-rated" category. The maximum potential amount of the future payments related to guarantees is determined to be the notional amount of these contracts, which is the par amount of the assets guaranteed.

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2009.

	Investment Grade	Non-Investment Grade	Not Rated	Total
	(In millions of Korean won)
Financial guarantees	446,867	149,321	—	596,188
Performance guarantees	3,395,785	2,231,415	2,324	5,629,524
Liquidity facilities to SPEs	1,220,606	354,764	—	1,575,370
Trust Fund Guarantees	—	—	2,868,512	2,868,512

Total	5,063,258	2,735,500	2,870,836	10,669,594

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2010.

	Investment Grade	Non-Investment Grade	Not Rated	Total
	(In millions of Korean won)
Financial guarantees	475,030	127,387	58	602,475
Performance guarantees	3,255,244	1,583,399	4,014	4,842,657
Liquidity facilities to SPEs	910,450	200,712	—	1,111,162
Trust Fund Guarantees	—	—	2,954,457	2,954,457

Total	4,640,724	1,911,498	2,958,529	9,510,751

Concentrations of Geographic and Credit Risk	12 Months Ended
Dec. 31, 2010
Concentrations of Geographic and Credit Risk
Concentrations of Geographic and Credit Risk
32.	Concentrations of Geographic and Credit Risk

Geographic risk

Loans to borrowers based in Korea comprised 99% of the Company's loan portfolio as of December 31, 2009 and 2010. Investments in debt and equity securities of Korean entities comprised 99% of the Company's investment portfolio, including investments held by the Company's venture capital subsidiaries, as of December 31, 2009 and 2010.

Credit risk

Concentrations of credit risk arise when a number of customers are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet their contractual obligations to be similarly affected by changes in economic conditions.

The Company regularly monitors various segments of its credit risk portfolio to assess potential concentration risks and to obtain collateral when deemed necessary. No entity was responsible for 10% or more of the Company's total interest and dividend income for the years ended December 31, 2008, 2009 and 2010.

The table below indicates major products including exposures of on-balance sheet loans and off-balance sheet credit instruments (principally unused credit lines) as of December 31.

	2009			2010
	Total credit exposure	On-balance sheet	Off-balance sheet	Total credit exposure	On-balance sheet	Off-balance sheet
	(In millions of Korean won)
Commercial and industrial loans	88,745,085	74,611,001	14,134,084	89,122,675	74,608,512	14,514,163
Construction loans	11,750,371	8,096,574	3,653,797	9,819,946	6,421,718	3,398,228
Other commercial loans	11,832,021	2,178,037	9,653,984	12,238,236	2,349,976	9,888,260
Mortgage loans	44,221,131	44,221,131	—	41,155,936	41,155,936	—
Home equity loans	30,846,737	26,457,188	4,389,549	30,653,741	29,287,399	1,366,342
Credit card loans	53,153,116	11,368,321	41,784,795	55,626,751	12,394,702	43,232,049
Other consumer loans	35,822,547	26,949,582	8,872,965	37,266,275	27,789,903	9,476,372
Foreign loans	3,463,673	2,343,550	1,120,123	3,174,215	2,487,575	686,640

Total	279,834,681	196,225,384	83,609,297	279,057,775	196,495,721	82,562,054

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Related Party Transactions
33.	Related Party Transactions

A number of banking transactions are entered into with related parties in the normal course of business. These include loans, borrowings, acceptances outstanding and receivables. These transactions are carried out on commercial terms and conditions and at market rates, and are disclosed below.

Associates

The Company has business relationships with a number of companies in which the Company owns significant equity interests.

Directors with common relationship

It is common for the directors of the Company to have a relationship with other entities due to their positions at those entities. During this common relationship period, the Company considers such entities to be related parties of the Company.

Related party	Relationship in financial years	Remark
Cheil Indurstries ("Cheil")	March 2011 onwards	March 2011 onwards
SK Holdings Co., Ltd. ("SK")	March 2008 to December 2010	In December 2010, the director resigned from the Company

Loans to related parties

The table below summarizes the changes in the amount of loans to directors, director nominees and executive officers.

	2009	2010
(In millions of Korean won)
Loans, January 1,	6,970	12,245
New loans	6,486	6,383
Repayments	(1,211)	(11,452)

Loans, December 31,	12,245	7,176

The outstanding balances as of December 31, 2008, 2009, and 2010 and the related expense and income for the years then ended with respect to related party transactions were as follows:

	2008
	Trusts(1)	DSME (4)	Money Today (4)	SK(4)	HITE (5)	LGInt (4)	Ace Tech (4)	Kolon INet(2)	Uclick (3)	Kolon Benit (2)	KB Life	ING Life	Directors (6)
	(In millions of Korean won)
Loans	—	—	—	150,000	—	101,562	2,000	35,033	—	—	—	—	6,970
Due from customers on acceptances	—	—	—	—	—	44,990	—	—	—	—	—	—	—
Receivables	14,743	—	—	—	—	—	—	—	—	—	—	—	—
Borrowings	2,775,135	—	—	—	—	—	—	—	—	—	—	—	—
Interest income on loans	—	—	5	8,295	290	2,124	68	331	38	—	9	—	956
Fees and commission income	101,274	36	—	—	—	153	—	32	—	—	47,951	10,674	—
Interest expense on borrowings	72,001	—	—	—	—	—	—	—	—	—	—	—	—
Purchase of goods and services	—	—	—	—	—	—	—	—	3,006	182	—	—	—

(1)	See Note 36
(2)	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.
(3)	The non-executive director of the Company, is the majority stockholder of Uclick.
(4)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
(5)	The non-executive director of the Company during the year was the senior advisor of the entity.
(6)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

	2009
	Trusts(1)	LGInt (4)	Aju Auto Rental (5)	Kolon INet(2)	SK(4)	Ace Tech (4)	KB Life	Uclick (3)	Kolon Benit (2)	Directors(6)
	(In millions of Korean won)
Loans	—	—	17,548	9,970	150,000	—	—	—	—	12,245
Due from customers on acceptances	—	—	—	—	—	—	—	—	—	—
Receivables	22,959	—	—	—	—	—	—	—	—	—
Borrowings	1,658,160	—	—	—	—	—	—	—	—	—
Interest income on loans	—	826	1,312	1,054	8,295	20	1	—	—	646
Fees and commission income	126,785	12	—	2	—	—	34,636	—	—	—
Interest expense on borrowings	56,438	—	—	—	—	—	—	—	—	—
Purchase of goods and services	—	—	—	—	—	—	—	603	102	—

(1)	See Note 36
(2)	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.
(3)	The non-executive director of the Company, is the majority stockholder of Uclick.
(4)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
(5)	The non-executive director of the Company during the year was the senior advisor of the entity.
(6)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

	2010
	Trusts(1)	SK(2)	Cheil(2)	KB Life	Directors(3)
	(In millions of Korean Won)
Loans	—	150,000	—	—	7,176
Due from customers on acceptances	—	—	15,716	—	—
Receivables	22,151	—	—	—	—
Borrowings	1,834,461	—	—	—	—
Interest income on loans	—	8,295	—	—	112
Fees and commission income	148,453	—	2	38,499	—
Interest expense on borrowings	32,242	—	—	—	—
Purchase of goods and services	—	—	—	—	—

(1)	See Note 36
(2)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
(3)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

Operating Subsidiaries	12 Months Ended
Dec. 31, 2010
Operating Subsidiaries
Operating Subsidiaries

34. Operating Subsidiaries

Operating subsidiaries of the Company as of December 31, 2010 were as follows:

	Country of Incorporation	Percentage ownership
Kookmin Bank	Korea	100.00%
KB Investment & Securities Co., Ltd.	Korea	100.00%
KB Asset Management Co., Ltd.	Korea	100.00%
KB Real Estate Trust Co., Ltd.	Korea	100.00%
KB Investment Co., Ltd.	Korea	100.00%
KB Futures Co., Ltd.	Korea	100.00%
KB Credit Information Co., Ltd.	Korea	100.00%
KB Data Systems Co., Ltd.	Korea	100.00%
Kookmin Bank Hong Kong Ltd. (3)	Hong Kong	100.00%
Kookmin Bank Int'l Ltd. (3)	United Kingdom	100.00%
Kookmin Bank Cambodia PLC. (1) (3)	Cambodia	53.19%
KB Investment & Securities Hong Kong Ltd. (4)	Hong Kong	100.00%
Powernet Technologies Corporation. (2) (5)	Korea	92.64%

(1)	Kookmin Bank Cambodia PLC. newly became a subsidiary of the Company in 2009.
(2)	Powernet Technologies Corporation. newly became a subsidiary of the Company in 2010.
(3)	Indicates percentage of ownership by Kookmin Bank.
(4)	Indicates percentage of ownership by KB Investment & Securities Co., Ltd.
(5)	Indicates percentage of ownership by Chungkang Co., Ltd. that is wholly-owned by KB-Glennwood Private Equity Fund No. 1 of which KB Investment & Securities Co., Ltd. owns 0.03% of the shares.

All holdings are in the common shares of the undertaking concerned. Certain VIEs, which have been consolidated in accordance with the accounting guidance for consolidation of VIEs as of December 31, 2009 and 2010, are not included in the list of operating subsidiaries.

Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting
Segment Reporting
35.	Segment Reporting

For management reporting purposes, the Company's business segment results are reported to management under Korean GAAP. The Company is organized into four major business segments: Retail Banking, Corporate Banking, Capital Markets Activities and Credit Card Operations. These business divisions are based on the nature of the products and services provided, the type or class of customer, and the Company's management organization, and provide the basis on which the Company reports its primary segment information:

•

Retail banking—The retail banking segment's assets and liabilities are mainly with individuals and households. This segment handles private customer current accounts, savings, deposits, consumer loans and mortgage loans.

•

Corporate banking—The corporate banking segment's assets and liabilities are mainly with private and public enterprises. The activities within this segment include loans, overdrafts, other credit facilities, deposits in foreign currencies and other foreign currency activities.

•

Capital markets activities—Activities within this segment include trading activities in securities and derivatives, activities involving investment security portfolios, and foreign currency funding through debentures and borrowings.

•

Credit card operations—The credit card segment's assets and liabilities are mainly with individuals or corporate cardholders and card merchants, and it handles domestic as well as overseas credit and debit card operations.

Other operations of the Company are comprised of activities of its subsidiaries and other consolidated entities, activities of trust account management activities, none of which constitute a separately reportable segment.

Operating income and expenses and interest income and expenses, related to both third party and inter-segment transactions, are included in determining the operating earnings of each segment. The provision for income tax is comprised of corporate income tax and resident tax surcharges. The income tax expenses are allocated to the respective segment based on performance. Transactions between the business segments are reflected on terms established by management.

The segment results were prepared based on Korean GAAP and a reconciliation to U.S. GAAP has been provided for certain line items. Geographic segment disclosures have been excluded as assets and revenues attributable to external customers in foreign countries are not significant.

A summary of the business segment results is shown in the following table:

Year ended December 31, 2008	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	13,221,279	10,795,406	35,060,413	2,420,638	4,344,574	65,842,310	(19,548,677)	(27,512,912)	18,780,721
Operating expense	11,501,353	10,996,918	34,941,864	1,938,147	3,581,537	62,959,819	(19,381,568)	(26,584,315)	16,993,936

Segment results	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785

Interest income	12,224,734	9,551,144	4,352,695	2,115,252	1,385,306	29,629,131	(12,713,112)	(1,087,577)	15,828,442
Interest expense	9,256,727	8,206,760	4,204,987	614,730	564,010	22,847,214	(13,337,045)	(150,516)	9,359,653

Net interest income (expense)	2,968,007	1,344,384	147,708	1,500,522	821,296	6,781,917	623,933	(937,061)	6,468,789

Provision for credit losses	203,038	1,351,006	12,789	98,393	163,227	1,828,453	(1,233)	486,234	2,313,454

Non-interest income	996,545	1,244,262	30,707,718	305,386	2,959,268	36,213,179	(6,835,565)	(26,425,335)	2,952,279
Non-interest expenses	1,822,477	1,384,180	30,723,017	1,166,056	2,722,721	37,818,451	(6,061,312)	(26,843,497)	4,913,642

Net non-interest income (expenses)	(825,932)	(139,918)	(15,299)	(860,670)	236,547	(1,605,272)	(774,253)	418,162	(1,961,363)
Depreciation and amortization	219,111	54,972	1,071	58,968	131,579	465,701	18,022	(76,536)	407,187

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785

Income tax expense (benefit)	472,980	(55,416)	32,600	132,686	94,400	677,250	164,832	(388,235)	453,847
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	1,246,946	(146,096)	85,949	349,805	668,637	2,205,241	(331,941)	(540,362)	1,332,938

Segments' total assets	98,796,601	91,525,828	51,037,945	11,225,114	35,429,231	288,014,719	(20,465,928)	(9,221,880)	258,326,911

(1) Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.
(2)

Figures shown in the above table for the year ended December 31, 2008 represent the consolidated income statement data of Kookmin Bank for the period between January 1, 2008 and June 30, 2008 of (Won)1,263 billion and the Company for the period between September 29, 2008 and December 31, 2008 of (Won)610 billion under Korean GAAP. However, the consolidated income statement of the Company from September 29, 2008 and December 31, 2008 includes results of all subsidiaries from July 1, 2008 to December 31, 2008 because the acquisition cost of Kookmin Bank and its subsidiaries in connection with the comprehensive stock transfer pursuant to which the Company was established has been determined as the net asset amount of Kookmin Bank and its subsidiaries as of June 30, 2008 based on Korean GAAP.

Year ended December 31, 2009	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	10,767,548	9,117,257	19,508,950	2,559,243	2,863,332	44,816,330	(14,223,088)	(13,489,676)	17,103,566
Operating expense	9,603,133	9,165,844	19,394,967	1,932,273	3,471,157	43,567,374	(13,526,540)	(13,863,321)	16,177,513

Segment results	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053

Interest income	9,889,533	8,378,695	3,846,266	2,288,233	135,708	24,538,435	(9,762,047)	(1,186,268)	13,590,120
Interest expense	7,449,611	6,556,592	3,701,876	463,649	593,218	18,764,946	(10,413,325)	(120,192)	8,231,429

Net interest income(expense)	2,439,922	1,822,103	144,390	1,824,584	(457,510)	5,773,489	651,278	(1,066,076)	5,358,691

Provision for credit losses	263,761	1,391,912	53,049	266,046	323,641	2,298,409	576	(94,992)	2,203,993

Non-interest income	878,015	738,562	15,662,684	271,010	2,727,624	20,277,895	(4,461,041)	(12,303,408)	3,513,446
Non-interest expenses	1,693,885	1,154,559	15,638,908	1,147,435	2,393,227	22,028,014	(3,131,927)	(13,585,003)	5,311,084

Net non-interest income (expenses)	(815,870)	(415,997)	23,776	(876,425)	334,397	(1,750,119)	(1,329,114)	1,281,595	(1,797,638)
Depreciation and amortization	195,876	62,781	1,134	55,143	161,071	476,005	18,136	(63,134)	431,007

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053

Income tax expense (benefit)	320,214	(13,362)	31,346	172,416	(464,782)	45,832	(20,918)	182,570	207,484
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	844,201	(35,225)	82,637	454,554	(143,043)	1,203,124	(675,630)	191,075	718,569

Segments' total assets	100,871,142	89,113,715	45,348,512	11,991,434	37,685,520	285,010,323	(22,841,873)	(8,313,018)	253,855,432

(1)	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.

Year ended December 31, 2010	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	9,735,200	8,191,828	11,046,821	2,550,892	4,128,085	35,652,826	(9,966,633)	(9,287,049)	16,399,144
Operating expense	9,104,529	8,948,482	11,128,449	1,990,770	4,352,537	35,524,767	(9,857,767)	(8,979,440)	16,687,560

Segment results	630,671	(756,654)	(81,628)	560,122	(224,452)	128,059	(108,866)	(307,609)	(288,416)

Interest income	9,018,180	7,835,889	3,353,268	2,229,997	1,066,954	23,504,288	(10,483,894)	15,605	13,035,999
Interest expense	6,719,691	5,835,431	3,431,347	428,815	518,383	16,933,667	(9,888,850)	(74,273)	6,970,544

Net interest income (expense)	2,298,489	2,000,458	(78,079)	1,801,182	548,571	6,570,621	(595,044)	89,878	6,065,455

Provision for credit losses	300,542	2,201,632	(106)	115,077	69,924	2,687,069	(41,651)	922,622	3,568,040

Non-interest income	717,020	355,939	7,693,553	320,895	3,061,131	12,148,538	517,261	(9,302,654)	3,363,145
Non-interest expenses	1,938,183	863,711	7,696,195	1,405,007	3,590,607	15,493,703	53,959	(9,758,254)	5,789,408

Net non-interest income (expenses)	(1,221,163)	(507,772)	(2,642)	(1,084,112)	(529,476)	(3,345,165)	463,302	455,600	(2,426,263)
Depreciation and amortization	146,113	47,708	1,013	41,871	173,623	410,328	18,775	(69,535)	359,568

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	630,671	(756,654)	(81,628)	560,122	(224,452)	128,059	(108,866)	(307,609)	(288,416)

Income tax expense (benefit)	152,622	(183,110)	(19,754)	135,550	(152,683)	(67,375)	(13,616)	385,099	304,108
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	478,049	(573,544)	(61,874)	424,572	(71,769)	195,434	(95,250)	(692,708)	(592,524)

Segments' total assets	99,116,624	86,755,985	45,595,806	12,333,118	41,292,855	285,094,388	(23,086,420)	(10,255,966)	251,752,002

The allowance for loan losses under U.S.GAAP for each segment is as follows:

	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total
	(In millions of Korean won)

As of December 31, 2009	461,013	2,532,894	335	202,173	144,631	3,341,046
As of December 31, 2010	471,728	3,483,634	421	165,912	125,631	4,247,326

The following is a reconciliation of the business segments' total assets under Korean GAAP as of December 31, 2008, 2009 and 2010 to the consolidated total assets under U.S.GAAP:

	2008	2009	2010
	(In millions of Korean won)
Segments' total assets	288,014,719	285,010,323	285,094,388

U.S. GAAP adjustments	(9,221,880)	(8,313,018)	(10,255,966)

Cash and cash equivalents	604,598	(129,864)	(212,517)
Restricted cash	887,372	453,122	3,014
Interest-bearing deposits in other banks	(1,706,276)	(879,692)	(559,572)
Call loans and securities purchased under resale agreements	19,491	(447)	10,311
Trading assets	(2,933,946)	(2,409,763)	(2,878,867)
Investment	(2,132,307)	(2,526,622)	(4,345,061)
Loans (net of allowance for loan losses)	1,798,977	2,189,741	1,119,427
Premises and equipment, net	(1,727,649)	(1,728,172)	(1,733,769)
Accrued interest and dividends receivable	(147,496)	(124,553)	(227,980)
Security deposits	(2,000)	(103,477)	(77,534)
Goodwill	341,765	442,695	528,144
Other intangible assets	34,474	11,027	5,475
Other assets	(4,258,883)	(3,507,013)	(1,887,037)

Inter-segment transactions	(20,465,928)	(22,841,873)	(23,086,420)

Consolidated total assets	258,326,911	253,855,432	251,752,002

The following is a reconciliation of the business segment's operating income under Korean GAAP for the years ended December, 31, 2008, 2009 and 2010 to the consolidated operating income under U.S. GAAP:

	2008	2009	2010
	(In millions of Korean won)
Segments' operating income	65,842,310	44,816,330	35,652,826

U.S. GAAP adjustments:	(27,512,912)	(13,489,676)	(9,287,049)

Interest and dividend income:
Deposits in other banks	(37,278)	(48,354)	(41,126)
Loans, including fees	(925,841)	(1,004,779)	284,167
Trading assets	(139,742)	(96,340)	(48,451)
Investment securities	4,396	(38,915)	(186,902)
Call loans and securities purchased under resale agreements	10,888	2,120	7,917

	(1,087,577)	(1,186,268)	15,605

Non-interest income:
Trust fees, nets	20,980	23,701	21,586
Other fees and commission income	825,337	895,026	(397,892)
Net trading revenue	(25,837,632)	(12,061,769)	(7,498,021)
Net gain on investments	(625,070)	(190,683)	(251,702)
Other non-interest income	(808,950)	(969,683)	(1,176,625)

	(26,425,335)	(12,303,408)	(9,302,654)

Inter-segment transactions	(19,548,677)	(14,223,088)	(9,966,633)

Consolidated operating income	18,780,721	17,103,566	16,399,144

The adjustments presented in the tables above represent consolidated assets and revenues not specifically allocated to individual business segments.

Differences between U.S. GAAP and Korean GAAP

The following is a summary of the significant adjustments made to consolidated total assets and revenue to reconcile the U.S. GAAP results with those under Korean GAAP.

Allowance for loan losses: Under U.S. GAAP, the allowance for loan losses for specifically identified impaired non-homogeneous loans has been established based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate, (2) the fair value of the collateral if the loan was collateral dependent or (3) observable market prices if available. For homogeneous corporate and consumer loans, the allowance for loan losses was established based on an evaluation of the historical performance of the loan portfolios. Under Korean GAAP, the allowance for loan losses has been determined at the larger of the allowance based on historical loss rates of loan portfolios or the one based on the loan classification guidelines and prescribed loss ratio of the Financial Service Commission. For the allowance for loan losses as of December 31, 2010, the Company used the allowance based on the Financial Service Commission Guidelines as it was greater than the one based on the historical loss rates.

Deferred loan costs: Under U.S. GAAP, certain employee and other costs associated with originating loans are deferred and amortized over the life of the related loans as an adjustment to the yield of the loans, net of any related fees received. Under Korean GAAP, origination costs related to wages and salaries are recognized as expense when accrued.

Securities and hedging derivatives accounting: For 2008, under U.S. GAAP, decreases in fair value with respect to all securities below the cost basis of an individual security and deemed to be other-than-temporary must be written off through a charge to income. In determining whether a decrease in fair value is other–than-temporary, the following factors were considered: the length of time and the extent to which the market value had been less than cost; the financial condition and near-term prospects of the issuer; and the intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value. Under Korean GAAP, when the recoverable value of available-for-sale or held-to-maturity securities is less than their amortized acquisition costs and there is any objective evidence of impairment, then their book value is adjusted to their recoverable amount, and the declines in book value are reflected in current loss as impairment losses. For 2009 and 2010, under U.S. GAAP, decreases in fair value with respect to equity securities below the cost basis of an individual security and deemed to be other-than-temporary must be written off through a charge to income. For investment debt securities that the Company does not intend to sell and it is not more-likely-than-not the Company will be required to sell the securities before the expected recovery of the amortized cost basis, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in accumulated comprehensive income. In determining whether a credit loss exists and the period over which the debt security is expected to recover, the following factors were considered: the length of time and the extent to which the market value had been less than cost; the financial condition and near-term prospects of the issuer; and the intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value. Under Korean GAAP, when the recoverable value of available-for-sale or held-to-maturity securities is less than their amortized acquisition costs and there is any objective evidence of impairment, then their book value is adjusted to their recoverable amount, and the declines in book value are reflected in current loss as impairment losses.

Under U.S. GAAP, to qualify for hedge accounting, derivatives must be highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be formally designated as a hedge, with documentation of the risk management objective and strategy for the hedge, identification of the hedging instrument, the hedged item and risk exposure, and how effectiveness would be assessed prospectively and retrospectively. Under Korean GAAP, the criteria that must be met in order to apply hedge accounting are less prescriptive. Accordingly, the majority of the derivatives accounted for as hedges under Korean GAAP do not qualify for hedge accounting under U.S. GAAP. This adjustment reflects the effects of the reversal of the hedge accounting treatment under Korean GAAP.

Accounting for Transfers of Financial Assets: Under U.S. GAAP, the transfer of financial assets is recorded as a sale if specific and prescriptive criteria were met relating to the transferor's relinquishing control. If these criteria were not met, the transfer would be treated as a secured borrowing. Certain transfers (including loan transfers in connection with asset securitization transactions) that qualified for derecognition as sales under Korean GAAP did not meet U.S. GAAP criteria for derecognition as sales.

Fixed Assets: Under Korean GAAP, certain fixed assets were revalued upward in 1998 and 2008. As a result of this revaluation, the revaluation gain is included in total equity, and depreciation expense related to the revalued fixed assets is determined based on the new cost basis. Under U.S. GAAP, such a revaluation is not permitted and depreciation expense is based on historical cost.

Goodwill: Under Korean GAAP, goodwill is amortized over its useful life during which future economic benefits are expected to flow to the enterprise, not exceeding twenty years. Under U.S. GAAP, goodwill is not amortized, but rather it is tested for impairment at least annually or when events or circumstances indicate that impairment has occurred.

Finite-lived Intangible Assets: Under U.S. GAAP, finite-lived intangible assets which meet certain criteria are recognized in a business combination transaction and amortized over their useful lives. Under Korean GAAP, as the criteria that must be met in order to recognize intangible assets is not clearly specified, in practice, they are included as part of goodwill.

Foreign Currency Translation: Under U.S. GAAP, all unrealized gains and losses arising from available-for-sale securities are recorded in accumulated other comprehensive income (loss); however under Korean GAAP, the portion of unrealized gains and losses on available-for-sale securities arising from foreign currency translation were recognized in earnings.

Stock-based Compensation: Under U.S. GAAP, compensation costs of stock options and grants are recognized using the fair value method. Under Korean GAAP, the compensation costs of stock options granted by 2006 were recognized using the intrinsic value method and prospectively, the costs of stock options and grants granted from 2007 are recognized using the fair value method.

Consolidation of Variable Interest Entities ("VIEs"): Under U.S. GAAP, VIEs for which the Company has been determined to be the primary beneficiary are consolidated. Under Korean GAAP, certain VIEs which are established in the course of assets-backed securitizations of loans are deconsolidated under the Law of Securitization, but the majority of the VIEs do not qualify for deconsolidation under U.S. GAAP. This adjustment reflects the effects of the reversal of the securitization accounting treatment under Korean GAAP.

Income tax expense: Under U.S. GAAP, a tax position taken or expected to be taken in a tax return is evaluated to determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position, and then the tax positions that meet the more -likely -than -not criteria is measured to determine the amount of benefit to recognize in the financial statements. The tax positions are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized are reflected in the financial statements as adjustments of income tax expense, deferred tax assets/liabilities. In addition, interest and penalties related to tax positions are adjusted as a component of income tax expense. Under Korean GAAP, as the guidelines to recognize and measure the benefits of uncertain tax positions are not clearly specified, in practice, they are adjusted in income tax expense when realized.

Fair value: Under Korean GAAP, fair value is measured at the amount for which an asset can be exchanged between knowledgeable willing parties in an arm's length transaction. Fair value measurements are not made for liabilities. Under U.S. GAAP, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is a market-based measure considered from the perspective of a market participant.

Trust Accounts	12 Months Ended
Dec. 31, 2010
Trust Accounts
Trust Accounts
36.	Trust Accounts

The Company offers a variety of asset management and administration services under trust arrangements in accordance with the Korean Trust Law and the Korean Capital Market and Financial Investment Business Act. The trust accounts managed by the Company are classified into performance based trusts and guaranteed trusts in terms of the nature of the trusts, and the guaranteed trusts consist of Guaranteed Principal Money Trusts and Guaranteed Fixed Rate Money Trusts.

The Guaranteed Principal Money Trusts require the Company to guarantee the return of the principal amount invested at the termination of a fixed term deposit. Additionally, the Company guarantees a specified rate of return on the principal amount invested in Guaranteed Fixed Rate Money Trusts. Based on the Company's analysis of potential risk and reward generated from the guaranteed trusts, the Guaranteed Fixed Rate Money Trusts were consolidated in the Company's financial statements in accordance with the accounting guidance for consolidation of VIEs. For further discussion on the consolidation scope of the trust accounts, refer to Note 9.

With respect to the managing of the trust accounts, the Company charges investment management fees on the Guaranteed Principal Money Trusts and other performance based trusts, and receives commission income, including penalty charges for early withdrawal of fixed term deposits.

Parent Company Information	12 Months Ended
Dec. 31, 2010
Parent Company Information
Parent Company Information
37.	Parent Company Information

The following tables present the Parent Company Only financial information:

Condensed Statement of Income

	2009	2010
	(In millions of Korean won)
Income
Dividends from subsidiaries:
Dividends from banking subsidiaries	—	95,305
Dividends from nonbanking subsidiaries	98,200	—
Interest from subsidiaries	19,244	35,200
Other income	1,041	3,257

Total income	118,485	133,762

Expense
Interest expense	55,556	53,431
Noninterest expense	45,940	37,374

Total expense	101,496	90,805

Income before income taxes and equity in undistributed earnings of subsidiaries	16,989	42,957
Income tax benefit	(229)	(367)

Income before equity in undistributed earnings of subsidiaries	17,218	43,324
Equity in undistributed earnings (losses) of subsidiaries:
Banking subsidiaries	714,773	(695,837)
Nonbanking subsidiaries	(11,350)	64,398

Total equity in undistributed earnings (losses) of subsidiaries	703,423	(631,439)

Net income(loss)	720,641	(588,115)

Condensed Balance Sheet

	2009	2010
	(In millions of Korean won)
Assets
Cash held at bank subsidiaries	15,363	159,995
Receivables from nonbanking subsidiaries	170,000	160,000
Investments in subsidiaries:
Banking subsidiaries	16,324,652	15,725,580
Nonbanking subsidiaries	921,929	986,626
Other assets	913,614	907,623

Total assets	18,345,558	17,939,824
Liabilities and shareholders' equity
Other borrowed funds	—	750,000
Other liabilities	7,569	143,938
Long-term debt	798,421	49,353
Shareholders' equity	17,539,568	16,996,533

Total liabilities and shareholders' equity	18,345,558	17,939,824

Condensed Statement of Cash Flows

	2009	2010
	( I n millions of Korean won )

Operating activities
Net income (loss)	720,641	(588,115)
Reconciliation of net income (loss) to net cash provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(703,423)	631,439
Other operating activities, net	(818,249)	239,693

Net cash provided by (used in) operating activities	(801,031)	283,017

Investing activities

Net payments from (to) subsidiaries	(270,000)	10,000
Other investing activities, net	(86,401)	(69,488)

Net cash used in investing activities	(356,401)	(59,488)

Financing activities
Net decrease in commercial paper and other short-term borrowings	(232,000)	—
Proceeds from issuance of long-term debt	299,066	—
Proceeds from issuance of common stock	1,103,883	—
Cash dividends paid	—	(78,897)

Net cash provided by financing activities	1,170,949	(78,897)

Net increase in cash held at bank subsidiaries	13,517	144,632
Cash held at bank subsidiaries at January 1	1,846	15,363

Cash held at bank subsidiaries at December 31	15,363	159,995

Condensed statements of income and cash flows for the year ended December 31, 2008 have been omitted from the above disclosure because the parent company, KB Financial Group Inc., was established as part of a reorganization of Kookmin Bank and its subsidiaries in September 2008 as discussed in Note 3. As a result of the reorganization, it is impracticable to prepare the Parent Company Only condensed statements of income and cash flows for the year ended December 31, 2008.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events
38.	Subsequent Events

Kookmin Bank sold 8,355,742 shares of KB Financial Group Inc. for the period from January 14, 2011 through March 25, 2011, and accordingly, the remaining KB Financial Group Inc.'s shares which are now owned by Kookmin Bank is 34,966,962 shares.

On February 28, 2011, Kookmin Bank reorganized its credit card business segment and established a new separate credit card company, KB Kookmin Card Co., Ltd., on March 2, 2011.

KB investment & Securities Co., Ltd. merged with KB Future Co., Ltd. on March 12, 2011.

General Information and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2010
General Information and Summary of Significant Accounting Policies
Use of Estimates

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, fair value and impairment of investment securities, derivative financial instruments, deferred tax assets and related valuation allowances, financial instruments with no available market prices, goodwill, other intangibles and share based compensation.

Basis of Presentation and Consolidation

Basis of presentation and consolidation

The consolidated financial statements include the accounts of KB Financial Group Inc. and its subsidiaries which are generally controlled through a majority voting interest. The Company also includes in its consolidated financial statements the accounts of the variable interest entities ("VIEs") where the Corporation is primary beneficiary. A VIE is an entity that lacks equity investors or whose equity investors do not have a controlling financial interest in the entity through their equity investments.

The Company accounts for investments in companies in which it owns a voting or economic interest of 20 to 50 percent and is not the primary beneficiary but has the ability to exercise significant influence over operating and financing decisions using the equity method of accounting. These investments are reported in "Other securities" under "Investments" and the Company's proportionate share of income or loss of the equity method investees and gains and losses realized on disposition of investments are reported in "Net gain (loss) on investments."

The Company evaluates variable interests in VIEs. Variable interests are those in which the value of the interest changes with the fair value of the net assets of the entity exclusive of variable interests. When the Company first becomes involved with the VIE, the Company evaluates the existence of a primary beneficiary. If the results of the evaluation indicate that the Company is the primary beneficiary, the Company consolidates that entity. The Company performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and therefore subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Company's involvement with a VIE cause the Company's consolidation decision to be reversed. The Company has variable interest in VIEs which are not consolidated because the Company is not the primary beneficiary. These include Special Purpose Entities ("SPEs") where the Company provides administration services and liquidity (See Note 9).

Assets held in agency, fiduciary or trust management capacities are not included in the consolidated financial statements.

The consolidated financial statements are presented in accordance with U.S. GAAP. All material inter-company transactions and balances have been eliminated in consolidation.

In December 2007, the FASB issued ASC 810-10-45-15 Noncontrolling Interest in Consolidated Financial Statements, which establishes standards for the accounting and reporting of noncontrolling interest in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. Upon adoption, ASC 810-10-45-15 requires that the equity interest of noncontrolling stockholders, partners, or other equity holders in subsidiaries be presented as a separate item in the Company's total equity, rather than mezzanine item between the liabilities and total equity. As such, no gain or loss related to these type changes can be reflected in income. Furthermore, no change in the carrying amount of subsidiary assets or liabilities can be recognized. After initial adoption, when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary must be measured at fair value at the date of the deconsolidation. The gain or loss on the deconsolidation of the subsidiary is measured using the fair value of the remaining investment, rather than the previous carrying amount of that retained investment. The presentation and disclosure requirements shall be applied retrospectively for all periods presented and therefore the 2008 financial statements was adjusted to retrospectively apply the adoption of ASC 810-10-45-15. The adoption of ASC 810-10-45-15 resulted in a reclassification of minority interests to a separate component of total equity on the balance sheet and income attributable to noncontrolling interests is shown as a reduction from net income in calculating net income available to common stockholders on the statement of operations. All previous references to "minority interests" in the consolidated financial statements have been revised to "noncontrolling interests".

Business Combination

Business combination

The Company accounts for business combinations using the purchase method. Identifiable intangible assets acquired in a business combination are separately valued and recognized on the balance sheet if they meet certain requirements. The excess of the cost of the acquired entity over the net amounts assigned to assets acquired and liabilities assumed is recognized as an asset referred to as "Goodwill". Results of operations of the acquired business are included in the consolidated statements of income from the date of acquisition.

Foreign Currency Translation

Foreign currency translation

Monetary assets and liabilities denominated in foreign currencies are translated into Korean won at the exchange rate prevailing on the balance sheet date, with resulting gains or losses included in the consolidated statements of income. Transactions in foreign currencies are recorded at the exchange rate prevailing on the date of the transaction and the relating gains or losses from the settlement of foreign currency transactions are recognized in the consolidated statements of income.

Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated, for consolidation purposes, at current exchange rates from the local currency to the reporting currency, the Korean won. Assets and liabilities of foreign branches and subsidiaries are recorded and reported in the accompanying consolidated balance sheets using the period-end exchange rates. Income and expense of foreign branches and subsidiaries are recorded and reported in the consolidated statement of income using the average rates for the relevant periods. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive income (loss), net of tax. Gains and losses arising from the translation of available-for-sale securities denominated in foreign currencies are also recorded as a component of accumulated other comprehensive income (loss), net of tax.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents are comprised of cash on hand, cash items in the process of collection, highly liquid securities and interest-earning deposits with original maturities at the time of purchase of 90 days or less, other than those used for trading purposes.

Securities Purchased Under Agreement to Resell and Securities Sold Under Agreement to Repurchase

Securities purchased under agreement to resell and securities sold under agreement to repurchase

The Company enters into short-term purchases of securities under agreements to resell ("Resale agreements") and sales of securities under agreements to repurchase ("Repurchase agreements") substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively, when control over the related securities has not been surrendered by the transferor and are recorded at the amount at which the securities were acquired or sold. It is the Company's policy to take possession of securities under agreements to resell. The Company minimizes the credit risk associated with these transactions by monitoring its aggregate credit exposure to each counterparty and collateral value, and requiring the counterparty to deposit additional collateral with the Company when deemed necessary. The Company accepts collateral that it is permitted by contract or custom to sell or repledge. At December 31, 2009 and 2010, the fair values of these collaterals were (Won)1,590,188 million and (Won)1,962,945 million respectively and none of the collaterals was sold or repledged for the years. The Company also pledges securities as collateral in transactions that include repurchase agreements. This collateral can be sold or repledged by the counterparties to the transactions.

Trading Assets and Liabilities, Including Derivatives

Trading assets and liabilities, including derivatives

Trading assets include securities that are bought and held principally for the purpose of selling them in the near term. Trading liabilities include securities that are sold short, not yet purchased. Trading positions are carried at fair value and recorded on a trade date basis. The Company recognizes changes in the fair value of trading positions as they occur in "Net trading revenue".

Trading assets and liabilities also include derivatives used for trading purposes and for non-trading purposes that do not qualify for hedge accounting treatment and foreign exchange contracts that are recognized on the consolidated financial statements at fair value. Trading and non-trading derivatives include interest rate and foreign currency swaps, credit indexed contracts, equity conversion options, puts and calls, caps and floors, warrants, and futures and forwards. The Company recognizes changes in the fair value of trading and non-trading derivatives that do not qualify for hedge accounting treatment and foreign exchange contracts as they occur in "Net trading revenue".

The fair value of trading securities, derivative financial instruments and foreign exchange contracts is determined using quoted market prices, including quotes from dealers trading those securities or instruments, when available. If quoted market prices are not available, the fair value is determined based on pricing models, quoted prices of instruments with similar characteristics or discounted cash flows.

Derivatives Used for Hedging Purposes

Derivatives used for hedging purposes

The Company uses various derivative instruments as part of its asset and liability management process, including interest rate and foreign currency swaps, to manage various interest rate and foreign exchange exposure or modify interest rate characteristics of various balance sheet accounts. Certain derivative contracts are entered into for non-trading purposes and are intended to serve as economic hedges of risk but do not qualify for hedge accounting.

Derivatives accounted for as hedges must be highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be formally designated as a hedge, with documentation of the risk management objective and strategy for the hedge, identification of the hedging instrument, the hedged item and risk exposure, and how effectiveness is assessed prospectively and retrospectively at inception and on a regular basis using quantitative measures of correlation. The Company discontinues hedge accounting when it is determined that a derivative is not expected to be or has ceased to be highly effective as a hedge, and reflects changes in fair value in earnings after termination of the hedge relationship.

All derivatives, whether designated for hedging relationships or not, are recorded on the consolidated balance sheets at fair value. If the derivative is designated as a fair value hedge of fixed rate assets or liabilities, all changes in the fair value of the derivative and changes in the fair value of the hedged item attributable to the hedged risk are recognized in other non-interest income(expense). Hedge ineffectiveness is reflected in the current earnings as well. Fair value hedges are used to limit the Company's exposure to total changes in the fair value of its interest-bearing liabilities that are due to interest rate or foreign exchange volatility. Fair value hedges of the Company mainly include hedges of fixed rate debentures.

If the derivative is designated as a cash flow hedge of floating rate assets, liabilities or forecasted transactions, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income and recognized in the consolidated income statements when the hedged item affects earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. Cash flow hedges are used to minimize the variability in cash flows of interest-earning assets or interest-bearing liabilities or forecasted transactions caused by interest rate or foreign exchange fluctuations.

If hedge relationships are terminated, hedge designations are removed, or if forecasted transactions are no longer expected to occur, hedge accounting treatment is not applied prospectively and the related hedging derivatives would be transferred to trading assets and liabilities. In such cases, the changes in the fair value or cash flows of the hedged item that are attributable to the risk being hedged will not be offset and the fair value changes in the hedging derivatives are recognized immediately in current earnings.

The Company's designated fair value hedges consisted primarily of interest rate swaps and cross currency rate swaps designated as fair value hedges. When applying fair value hedge accounting the Company uses standard statistical methods of regression to determine if the results of the changes in value of the hedging derivative and the hedged item meet the criteria for a highly effective hedge accounting relationship.

Investments in Equity Securities and Debt Securities

Investments in equity securities and debt securities

Equity securities with readily determinable fair values are recorded on a trade-date basis and are accounted for at fair value. Dividend income on these securities is recorded in "Interest and dividend income". Securities purchased with the intention of recognizing short-term profits are included in "Trading assets" at fair value. Marketable equity securities not classified as trading are designated as available-for-sale securities and are carried at fair value with unrealized gains and losses, net of income tax, reflected in accumulated other comprehensive income (loss). Realized gains and losses on the sales of equity securities and other –than –temporary impairment of equity securities are determined using the moving average method.

Debt securities are recorded on a trade-date basis. Debt securities for which the Company has the positive ability and intent to hold until maturity are classified as held-to-maturity securities and recorded at amortized cost and adjusted for accretion or amortization of discounts and premiums. Debt securities that the Company purchases for short-term appreciation or other trading purposes are carried at fair value and classified as short-term investments which are included in "Trading assets." Debt securities not classified as held-to-maturity or trading are designated as available-for-sale and carried at fair value with unrealized gains and losses, net of income tax, reflected in accumulated other comprehensive income (loss). Interest earned on debt securities, including amortization of premiums and accretion of discounts based on the effective interest rate method, is included in "Interest and dividend income" and realized gains and losses from the sale of debt securities, which are included in "Net gain (loss) on investments," are determined on a specific security basis.

Management regularly evaluates whether declines in fair value of individual available-for-sale securities and held-to-maturity securities below their amortized cost are other-than-temporary. Factors considered in determining whether such declines in value are other-than-temporary include the length of time and extent to which fair value is less than cost, the status, financial condition and near-term prospects of the issuer and the status of the security as well as whether the Company either plans to sell the security or it is more-likely-than-not that it will be required to sell prior to recovery of the amortized cost basis. Management continually monitors and evaluates these securities for impairment that is other-than-temporary.

The Company's Consolidated Statement of Income reflects the full impairment (that is, the difference between the security's amortized cost basis and fair value) on debt securities that the Company intends to sell or would more-likely-than-not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale (AFS) and held-to-maturity (HTM) debt securities that management has no intent to sell and believes that it more likely-than-not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in Accumulated Other Comprehensive Income (AOCI). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected using the Company's cash flow projections using its base assumptions. The disclosures related to the Company's investment and OTTI are detailed in Note 8.

Venture Capital Securities

Venture capital securities

KB Investment Co., Ltd., one of the Company's subsidiaries, engages exclusively in venture capital activities. Venture capital investments are not within the scope of the accounting guidance for certain Investments in debt and equity securities" and are subject to specialized industry accounting principles for investment companies. Venture capital investments are recorded as "Venture capital securities" under "Investments" and are carried at fair value with net changes in fair value recognized in "Net gain on investments." The fair values of publicly-traded securities held by this subsidiary are generally based on quoted market prices. Securities that are held by this subsidiary that are not publicly traded are initially recorded at cost, which is deemed to approximate the fair value as of the acquisition date. Subsequent to that date, management estimates the fair value based on investee transactions with unaffiliated parties, management's review of the investee's financial results and condition and the latest obtainable net asset value of the investees.

Non-marketable or Restricted Equity Securities

Non-marketable or restricted equity securities

Certain equity securities that do not have readily determinable fair values or have sales restrictions exceeding one year are recorded using the cost method. The cost method is used for those investments in which the Company does not have significant influence over the investees, and under this method, there is no change to the cost basis unless there is other-than-temporary decline in value. If the decline is determined to be other-than-temporary, the Company writes down the cost basis of the investment to a new cost basis that represents realizable value. Non-marketable or restricted equity securities are recorded as "Other securities" under "Investments" and the amount of write-down is included in earnings under "Net loss on investments" and dividend income earned on these securities is recorded in "Interest and dividend income".

Loans

Loans

Loans are carried at their outstanding principal balances, net of allowance for loan losses and unamortized deferred nonrefundable loan origination fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield. Interest income on loans that are not placed on non-accrual status is accrued at the effective rate and credited to income as it is earned.

Loans are generally placed on non-accrual status when principal or interest payments become contractually one day past due or are classified as impaired loans, except where the loans are fully collateralized by customer deposits or guaranteed by sovereign or certain selected financial institutions. When a loan is placed on non-accrual status, interest accrued previously but unpaid is generally reversed against current year interest income. Cash receipts on non-accrual loans, for which the ultimate collectability of principal is uncertain, are applied as principal reductions; otherwise, payments are applied first to the delinquent interest, normal interest, and then to the loan balance until paid in full. A non-accrual loan is normally restored to accrual status when all the principal and interest amounts contractually due are brought current and it is believed that the financial condition of the borrower has improved to the extent that the collection of future principal and interest on a timely basis is reasonably assured. This non-accrual loan is consistently applied to all classes of loans.

Securities received by the Company under a debt restructuring or settlement are recorded at the fair value of the security at the date of restructuring or settlement. Any difference between the fair value of the security and the net carrying amount of the loan is recorded as a direct charge-off or recovery on the loan, as appropriate, through the allowance for loan losses.

Loans Held for Sale

Loans held for sale

Loans held for sale are loans that the Company no longer intends to hold for investment purpose. The Company's loans held for sale include residential mortgage loans and are carried at the lower of aggregate cost or market value. Loans held for sale are included in "Other assets" and gains and losses on the sales of loans are determined using the specific-identification method and included in "Other non-interest income (expenses)".

Allowance for Loan Losses

Allowance for loan losses

The allowance for loan losses is based on management's continuing review and evaluation of the loan portfolio and is management's best estimate of probable losses incurred as of the balance sheet date. The determination of the adequacy of the allowance for loan losses hinges on various judgments and assumptions, including but not necessarily limited to, management's assessment of potential losses on individual loans, domestic and international economic conditions, loan portfolio composition, transfer risks and prior loan loss experience. The allowance for loan losses is charged against income as provision for loan losses. The aggregate allowance for loan losses is increased by amounts charged to the provision for loan losses, net of charge-offs, and recoveries as a result of cash collections from charged-off accounts.

The Company's allowance for loan losses consists of (a) specific allowances for specifically identified impaired borrowers, and (b) general allowances for homogeneous pools of commercial and consumer loans, and other loans which are not specifically identified as impaired.

A commercial loan is considered as impaired when, after consideration of current information and events, it is probable that the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Generally, the Company considers the following types of loans to be impaired:

•	Loans classified as "substandard" or below according to the Financial Services Commission's asset classification guidelines;

•	Loans that are 30 days or more past due;

•	Loans to companies that have received a warning from the Korean Federation of Banks, indicating that the Company has exhibited difficulties in making timely payments of principal and interest;

•	Loans which are "troubled debt restructurings".

Consumer loans and credit card loans which are classified as TDRs are included in impaired loans.

Once a loan has been identified as individually impaired, the Company's measurement of an impairment of a loan, with the exception of large groups of smaller-balance homogeneous loans that are collectively evaluated for impairment, is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. If the recorded investment in impaired loans exceeds the present value of payments expected to be received, a specific allowance is established as a component of allowance for loan losses. Management consults closely with individual loan officers and reviews the cash flow assumptions used to estimate the expected future cash flows. The Company considers the reliability and timing of appraisals such as the time to value the collateral and current market conditions to determine the reasonableness of fair value estimates, for the case where the measurement of an impairment of a loan is based on the fair value of collateral for collateral dependent loans.

The general allowance for non-impaired commercial loans, consumer loans and credit card loans is determined using several modeling tools, including a delinquency roll-rate model for credit cards by products, as well as a risk rating migration model for homogeneous pools of commercial and consumer loans. A roll-rate model is a statistical tool used to monitor the progression of loans based on aging of balance and established loss rates. The actual historical loss rates derived from this model are used to project the estimated percentage of losses within each aging category based on performance over an established period of time. A migration model is a statistical tool used to monitor the progression of loans and the corresponding historical loss rates. The loss rates derived from this model are used to project the expected percentage of losses within each loan grade category based on past performance over varying periods of time. The loss factors developed through the use of such models are based on various analyses, including the Company's historical delinquency and loan loss experience, and adjusted for qualitative factors, such as the current economic conditions in which the Company operates as well as current lending policies and procedures.

Loans are charged off if they are deemed to be uncollectible. Consumer and credit card loans are charged off when those loans are past due more than 180 days.

Allowance for Off-balance Sheet Credit Instruments

Allowance for off-balance sheet credit instruments

The Company maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, acceptances, standby and commercial letters of credit and other financial instruments to absorb estimated probable losses related to these unfunded credit facilities. The allowance is estimated based on the assessment of the probability of commitment usage and credit risk factors for loans outstanding to these same customers. The allowance for credit losses for off-balance sheet credit instruments is included in "Other liabilities" in the consolidated balance sheets.

Secured Borrowings

Secured borrowings

Transfers of loans and securities related to certain securitizations, in which control over the loans and securities has not been surrendered, are accounted for as collateralized borrowings. The liability for funds received under the related loans and securities sale agreements is included in "Secured borrowings". Also, the amounts borrowed based on collateral and the amounts borrowed under repurchase agreements in which control over the related securities has not been surrendered by the transferor are included in "Secured borrowings".

Loan and Securities Provided as Collateral

Loans and securities provided as collateral

The Company pledges loans as collateral for certain borrowings. These borrowings are structured as transfers of loans through asset securitization, which are retained on the consolidated balance sheets, as the Company retains control of the assets transferred. The Company also pledges securities as collateral for transactions on repurchase agreements, derivatives contracts, borrowings from the Korean Federation of Banks and other borrowings structured as a transfer of securities through asset securitizations. The Company retains control of the securities and retains them on the consolidated balance sheets.

Premises and Equipment

Premises and equipment

Premises, equipment and furniture, leasehold improvements and leased property under capital leases are stated at cost less accumulated depreciation. Depreciation of buildings is computed on a straight-line basis over the estimated useful lives of the assets. Depreciation of equipment and furniture and lease property under capital leases is computed on a declining balance basis over the useful lives of the assets, or the term of the lease, if shorter, in the case of leasehold improvements. Gains or losses on disposals of premises and equipment are determined by reference to their carrying amount and are reported in "Other non-interest income (expenses)." Maintenance and repairs are charged to expense as incurred. The estimated useful lives of premises and equipment are as follows:

Buildings	40 years
Equipment and furniture	3-6 years
Leasehold improvements	1-5 years
Leased property under capital leases	4years

Goodwill and Other Intangible Assets

Goodwill and other intangible assets

Goodwill is calculated as the purchase premium after adjusting for the fair value of net assets acquired. Goodwill is not amortized but is reviewed for potential impairment on an annual basis, or when events or circumstances indicate a potential impairment, at the reporting unit level in accordance with accounting guidance that requires that goodwill and other intangible assets be tested for impairment at the reporting unit level at least annually or more frequently, if events or circumstances indicate a potential impairment.

The goodwill impairment test is performed in two phases. The first step of the impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, goodwill of the reporting unit is considered impaired, and an additional procedure must be performed. The second step of the impairment test quantifies the amount of the impairment loss by comparing the carrying amount of goodwill to its implied fair value. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its implied fair value.

The Company has finite-lived intangible assets including core deposit intangibles, credit card relationship intangibles and capitalized software. Core deposit intangibles reflect the estimated fair value of the acquired demand deposits and savings deposits, which the Company can expect to maintain for an extended period of time because of generally stable customer relationships. Credit card relationship intangibles reflect the estimated fair value of the credit card relationships acquired from which the Company expects to derive future benefits over the estimated lives of such relationships. Both the core deposit intangibles and the credit card relationship intangibles are amortized on an accelerated basis over their useful lives in proportion to the estimated run-off of depositors and credit card customers, respectively. The estimated useful lives of the core deposit intangibles and the credit card relationship intangibles range from six to ten years. Capitalized software is amortized over its estimated useful life ranging from four to five years. The Company had no indefinite-lived intangible assets as of December 31, 2009 and 2010.

Impairment of Long-lived Assets and Other Intangible Assets

Impairment of long-lived assets and other intangible assets

The Company reviews its long-lived assets, including identifiable intangibles with definite lives in accordance with accounting guidance for impairment of long-lived assets whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Such circumstances include significant or sustained declines in revenues or earnings and material adverse changes in the economic climate. The carrying amount of an intangible asset is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to derive from the use of such asset. For assets which the Company intends to hold for use, if the total of the expected future undiscounted cash flows is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets. For assets which the Company intends to sell, a loss is recognized for the amount that the estimated fair value, less cost to sell, is less than the carrying value of the assets.

Fair Value Measurement

Fair value measurement

The Company measures the fair values of its financial instruments in accordance with accounting guidance which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company adopted the accounting guidance related to nonfinancial assets and nonfinancial liabilities that are not measured at fair value on a recurring basis on January 1, 2009. In addition, the Company categorizes assets and liabilities measured at fair value into three-level hierarchy based on the inputs to fair value measurement. The following describes the three-level hierarchy.

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities either directly or indirectly; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts are detailed in Note 29.

Stock-based Compensation

Stock-based compensation

The Company has various stock-based employee compensation plans, which are described in detail in Note 28. The written terms of the Company's share-based payments allows the Company, at its option, to settle the awards in cash, however, it is the Company's past practice and its intention to continue settling the awards in cash. Accordingly, at grant date, the Company initially measures compensation expense and liabilities for stock options and other share-based payments based on the instruments' grant date fair value. Subsequently, the liabilities incurred under share-based payment arrangements are remeasured at the end of each reporting period until settlement.

Trust Fees and Compensation to the Trust Accounts

Trust fees and compensation to the trust accounts

The Company manages funds on behalf of its customers through the operation of various trust accounts. The Company earns fees for managing those funds, which are recognized when earned. In certain cases, the Company guarantees (a) principal and a fixed return on principal or (b) principal only to the investors in those trust accounts. At each balance sheet date, the Company accrues the liability that exists on account of such guarantees where the Company does not consolidate the trust accounts.

Other Fees and Commission Income

Other fees and commission income

Other fees and commissions primarily consist of credit card fees, fees on guarantees and import/export letters of credit, and commissions received on remittance, lottery sales, cash dispenser service, cash management services and others. Such fees are recognized when earned.

Income Tax

Income tax

The Company accounts for income taxes in accordance with the accounting guidance for income taxes, that prescribes two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and deferred income tax expense is provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, including operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the carrying values of assets and liabilities for financial reporting purposes and their tax bases. Deferred income tax benefit or expense is then recognized for the change in deferred tax assets or liabilities between periods. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

Deferred tax assets, including the tax effect of carryforward tax losses, are recognized to the extent it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. To the extent the deferred tax assets are not realizable, a valuation allowance is recognized.

The Company uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit which is greater than 50% likely to be realized. The difference between the benefit recognized and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

Additionally, the Company elected to classify interest and penalties related to tax positions as a component of income tax expense. See Note 25 to the consolidated financial statements for further details of the Company's provision and related income tax assets and liabilities.

Earnings Per Share

Earnings per share

Basic earnings per share are computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding in each period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Diluted earnings per share are computed on the basis of the weighted average number of common shares outstanding during each period and dilutive common equivalent shares representing the weighted average dilutive effect of the Company's stock options outstanding during each period. Dilutive potential common shares are calculated using the "treasury stock" method.

Comprehensive Income

Comprehensive income

The Company records unrealized gains and losses on investment securities and foreign currency translation adjustments in "Accumulated other comprehensive income (loss), net of tax." Gains and losses on investment securities are reclassified to net income or loss as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to net income or loss at the time of the charge. Translation gains or losses on foreign currencies translation adjustments are reclassified to net income or loss upon the sale or liquidation of investment in foreign operations.

United States Dollar Amounts

United States dollar amounts

The Company operates primarily in Korea and its official accounting records are maintained in Korean won. The U.S. dollar amounts are provided herein as supplementary information solely for the convenience of the reader. Korean won amounts are expressed in U.S. dollars at the rate of (Won)1130.60 to U.S. $1.00, the U.S. Federal Reserve Bank of New York buying exchange rate in effect at noon, December 31, 2010. Such convenience translation into US dollars should not be construed as representations that the Korean won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.

General Information and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
General Information and Summary of Significant Accounting Policies
Schedule of Estimated Useful Lives of Premises and Equipment

Buildings	40 years
Equipment and furniture	3-6 years
Leasehold improvements	1-5 years
Leased property under capital leases	4years

Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2010
Restricted Cash
Restricted Cash

	2009	2010
	(In millions of Korean won)
Reserve deposits with the Bank of Korea	5,734,677	2,822,548
Other	315,564	536,917

Total restricted cash	6,050,241	3,359,465

Call Loans and Securities Purchased under Resale Agreements (Tables)	12 Months Ended
Dec. 31, 2010
Call Loans and Securities Purchased under Resale Agreements
Schedule of Call Loans and Securities Purchased under Resale Agreements

	2009	2010
	(In millions of Korean won)
Call loans (1)	446,142	919,529
Securities purchased under resale or similar arrangements (2)	1,590,000	1,930,000

Total	2,036,142	2,849,529

(1)

Call loans are short-term lending among banks and financial institutions, with maturities of 90 days or less for call loans in won currency and 30 days or less for call loans in foreign currencies. Typically, call loans have maturities of one day.

(2)	The Company enters into short-term purchases of securities under agreements to resell substantially identical securities and classified these agreements as secured lending transactions.

Trading Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Trading Assets and Liabilities
Trading Assets and Liabilities, at Fair Value

	2009	2010
	(In millions of Korean won)
Trading assets:
Debt securities:
Korean treasury and government agencies	1,358,812	910,651
Financial institutions	2,699,415	2,285,452
Corporate	31,216	151,091
Asset-backed securities	116,450	171,712
Equity securities	254,349	176,213

Total debt and equity securities	4,460,242	3,695,119

Foreign exchange spot contracts	2,878	1,415
Derivative instruments:
Foreign exchange derivatives	2,592,510	1,747,629
Interest rate derivatives	573,309	596,004
Equity derivatives	86,267	38,949
Credit derivatives	2,118	1,954
Commodity derivatives	2,410	—
Other	1,821	3,743

Total derivative instruments and foreign exchange spot contracts	3,261,313	2,389,694

Total trading assets	7,721,555	6,084,813

Trading liabilities:
Foreign exchange spot contracts	2,812	1,839
Derivative instruments:
Foreign exchange derivatives	1,751,492	1,110,304
Interest rate derivatives	814,637	732,425
Equity derivatives	321,803	141,501
Credit derivatives	—	—
Commodity derivatives	2,386	—
Other	5,306	3,513
Securities sold short, not yet purchased	1,347,668	1,279,869

Total trading liabilities	4,246,104	3,269,451

Net Trading Revenue (Tables)	12 Months Ended
Dec. 31, 2010
Net Trading Revenue
Net Trading Revenue

	2008	2009	2010
	(In millions of Korean won)
Debt securities	134,163	(12,538)	(29,677)
Equity securities	(65,663)	(3,768)	38,037
Foreign exchange spot contracts	(143,961)	98,101	(368,713)
Derivative instruments	179,602	82,817	758,274

Total net trading revenue	104,141	164,612	397,921

Investments (Tables)	12 Months Ended
Dec. 31, 2010
Investments
Schedule of Investments

	2009	2010
	(In millions of Korean won)
Available-for-sale securities	18,710,792	18,636,261
Held-to-maturity securities	12,609,767	13,075,976
Venture capital securities(1)	79,228	79,456
Other securities(2)	1,845,604	2,119,722

Total investments	33,245,391	33,911,415

(1)	Securities held by KB Investment Co., Ltd., a subsidiary engaged in venture capital activities.
(2)	Other securities comprised of equity securities without readily determinable fair values or with sales restrictions exceeding one year, and investments accounted for under the equity method.

Amortized Cost and Fair Value of Available-For-Sale and Held-To-Maturity Securities and Related Gross Unrealized Gains and Losses

As of December 31, 2009, the amortized cost and fair value of the Company's available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In millions of Korean won)
Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	7,854,735	67,843	(30,976)	7,891,602
Corporate	1,182,982	104,782	(6,247)	1,281,517
Financial institutions	6,335,659	84,398	(15,294)	6,404,763
Asset-backed securities	1,998,573	1,082	(1,372)	1,998,283

Sub-total	17,371,949	258,105	(53,889)	17,576,165

Equity securities	923,989	257,135	(46,497)	1,134,627

Total available-for-sale securities	18,295,938	515,240	(100,386)	18,710,792

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	8,991,806	106,419	(34,254)	9,063,971
Corporate	379,607	3,783	(1,448)	381,942
Financial institutions	2,994,994	47,537	(2,828)	3,039,703
Asset-backed securities	243,360	3,302	—	246,662

Total held-to-maturity securities	12,609,767	161,041	(38,530)	12,732,278

As of December 31, 2010, the amortized cost and fair value of the Company's available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In millions of Korean won)
Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	8,093,940	123,560	(4,283)	8,213,217
Corporate	1,264,179	29,776	(8,922)	1,285,033
Financial institutions	5,945,592	67,230	(12,590)	6,000,232
Asset-backed securities	1,801,965	8,844	(171)	1,810,638

Sub-total	17,105,676	229,410	(25,966)	17,309,120

Equity securities	957,700	369,441	—	1,327,141

Total available-for-sale securities	18,063,376	598,851	(25,966)	18,636,261

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	10,524,954	333,178	(7,250)	10,850,882
Corporate	572,838	14,755	(674)	586,919
Financial institutions	1,585,449	52,167	(594)	1,637,022
Asset-backed securities	392,735	5,580	(604)	397,711

Total held-to-maturity securities	13,075,976	405,680	(9,122)	13,472,534

Schedule of Impairment Losses on Debt Securities

	Available-for-sale securities:	Held-to-maturity securities:	Total
	(In millions of Korean won)
Total other-than-temporary impairment losses(unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	1,515	901	2,416
Less : Unrealized other-than-temporary impairment losses recognized in OCI	—	—	—

Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	1,515	901	2,416
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery	—	—	—

Total impairment losses recognized in earnings	1,515	901	2,416

Rollforward of Credit Loss Component of OTTI Losses Recognized in Income

2010
(In millions of Korean won)
Balance, beginning of period	71,441
Credit impairment recognized in earnings on securities	2,416
Reductions due to sales of credit impaired securities sold or matured	(10,070)

Balance, end of period	63,787

Summary of Gross Unrealized Losses and Fair Value of Investment Securities in a Continuous Loss Position

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009:

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(In millions of Korean won)
Available-for-sale securities
Debt securities:
Korean treasury and government agencies	3,950,885	(29,367)	66,864	(1,609)	4,017,749	(30,976)
Corporate	306,986	(1,953)	99,433	(4,294)	406,419	(6,247)
Financial institutions	3,701,037	(6,147)	141,471	(9,147)	3,842,508	(15,294)
Asset-backed securities	1,876,366	(1,372)	—	—	1,876,366	(1,372)
Equity securities	227,642	(46,497)	30	—	227,672	(46,497)

Total available-for-sale securities	10,062,916	(85,336)	307,798	(15,050)	10,370,714	(100,386)

Held-to-maturity securities
Debt securities:
Korean treasury and government agencies	1,541,618	(23,354)	721,816	(10,900)	2,263,434	(34,254)
Corporate	129,196	(1,187)	29,714	(261)	158,910	(1,448)
Financial institutions	112,664	(380)	177,605	(2,448)	290,269	(2,828)
Asset-backed securities	2,000	—	—	—	2,000	—

Total held-to-maturity securities	1,785,478	(24,921)	929,135	(13,609)	2,714,613	(38,530)

Total temporarily impaired securities	11,848,394	(110,257)	1,236,933	(28,659)	13,085,327	(138,916)

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(In millions of Korean won)
Available-for-sale securities
Debt securities:
Korean treasury and government agencies	920,872	(3,954)	10,991	(329)	931,863	(4,283)
Corporate	502,477	(3,000)	74,093	(5,922)	576,570	(8,922)
Financial institutions	2,116,284	(3,041)	103,048	(9,549)	2,219,332	(12,590)
Asset-backed securities	36,236	(171)	—	—	36,236	(171)

Total available-for-sale securities	3,575,869	(10,166)	188,132	(15,800)	3,764,001	(25,966)

Held-to-maturity securities
Debt securities:

Korean treasury and government agencies	650,651	(7,190)	3,716	(60)	654,367	(7,250)
Corporate	90,884	(674)	—	—	90,884	(674)
Financial institutions	154,882	(594)	—	—	154,882	(594)
Asset-backed securities	89,396	(604)	—	—	89,396	(604)

Total held-to-maturity securities	985,813	(9,062)	3,716	(60)	989,529	(9,122)

Total temporarily impaired securities	4,561,682	(19,228)	191,848	(15,860)	4,753,530	(35,088)

Schedule of Expected Maturity Distribution of Debt Securities

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(In millions of Korean won)
Due in one year or less	5,641,694	5,698,191	1,704,886	1,723,891
Due after one year through five years	9,384,244	9,490,550	8,581,717	8,859,141
Due after five years through ten years	500,764	535,213	2,688,712	2,784,603
Due after ten years	1,578,974	1,585,166	100,661	104,899

Total	17,105,676	17,309,120	13,075,976	13,472,534

Fair Value of Beneficiary Certificates for Private Equity Funds

	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
	(In millions of Korean won)
Private equity fund	45,895	260,252	—	—

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2010
Variable Interest Entities
Carrying Amount of Assets and Liabilities Held by VIEs

In accordance with ASC 810, the Company has consolidated all VIEs for which the Company was determined to be the primary beneficiary. The following table represents the carrying amount of assets held by VIEs as of December 31, 2009, which have been consolidated by the Company:

	Asset-backed securitization of loans	Liquidity provided to VIEs	Investment trusts	Others	Total
	(In millions of Korean won)
Assets held by VIEs
Investments	23,252	—	27,601	216,760	267,613
Loans	904,605	88,266	436	14,906	1,008,213
Other assets	165,866	155	1,131	186	167,338

Total	1,093,723	88,421	29,168	231,852	1,443,164

Liabilities held by VIEs
Long-term debt	—	521	—	47,174	47,695
Secured borrowings	878,481	69,898	—	—	948,379
Other liabilities	4,350	2,543	1,248	9,525	17,666

Total	882,831	72,962	1,248	56,699	1,013,740

The following table represents the carrying amount of assets and liabilities held by VIEs as of December 31, 2010, which have been consolidated by the Company.

	Asset-backed securitization of loans	Liquidity provided to VIEs	Investment trusts	Others	Total
	(In millions of Korean won)
Assets held by VIEs
Investments	—	—	1,249,956	285,120	1,535,076
Loans	583,158	—	343	—	583,501
Other assets	54,152	—	45,872	273	100,297

Total	637,310	—	1,296,171	285,393	2,218,874

Liabilities held by VIEs
Other borrowed fund	—	—	—	47,000	47,000
Secured borrowings	556,925	—	—	—	556,925
Other liabilities	20,883	—	51,501	10,184	82,568

Total	577,808	—	51,501	57,184	686,493

The Total Assets, Liabilities and Maximum Exposure to Loss as a Result of the Involvement in Significant VIEs

	Investments	Loans	Other Assets	Total Assets involvement	Other Liabilities	Total Liabilities involvement	Total Assets of VIE	Maximum exposure(1)
	(In millions of Korean Won)

Asset-backed securitization of loans	—	—	—	—	117,368	117,368	501,713	—

VIEs created for structured financing	24,227	4,239,641	1,095	4,264,963	398,801	398,801	24,144,455	6,272,058
Liquidity provided to VIEs	9,387	54,767	23	64,177	3,002	3,002	2,761,518	1,667,999
Investment trusts	861,217	—	—	861,217	280,667	280,667	10,210,958	4,643,434
Others	70,168	36,344	—	106,512	—	—	5,473,333	109,212

Total	964,999	4,330,752	1,118	5,296,869	799,838	799,838	43,091,977	12,692,703

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2009.

The following table presents, by type of VIE, the total assets , liabilities and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2010:

	Investments	Loans	Other Assets	Total Assets involvement	Other Liabilities	Total Liabilities involvement	Total Assets of VIE	Maximum exposure(1)
	(In millions of Korean Won)

Asset-backed securitization of loans	—	—	—	—	111,850	111,850	420,618	—

VIEs created for structured financing	24,777	3,384,163	—	3,408,940	401,165	401,165	23,781,663	5,061,744
Liquidity provided to VIEs	61,001	154,236	—	215,237	46	46	2,999,282	1,407,555
Investment trusts	1,086,930	—	137,818	1,224,748	137,818	137,818	11,644,974	5,007,724
Others	137,066	87,189	28	224,283	5	5	5,472,710	227,285

Total	1,309,774	3,625,588	137,846	5,073,208	650,884	650,884	44,319,247	11,704,308

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2010.

Loans (Tables)	12 Months Ended
Dec. 31, 2010
Loans
Composition of Loan Portfolio

	2009	2010
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial(1)	74,611,001	74,608,512
Construction	8,096,574	6,421,718
Other commercial(2)	2,178,037	2,349,976
Consumer:
Mortgage	44,221,131	41,155,936
Home equity	26,457,188	29,287,399
Other consumer(3)	26,949,582	27,789,903
Credit cards:
Credit cards	11,368,321	12,394,702
Foreign(4)	2,343,550	2,487,575

Gross loans	196,225,384	196,495,721
Deferred origination costs, net	569,988	698,624
Less: Allowance for loan losses	(3,341,046)	(4,247,326)

Total loans, net(5)	193,454,326	192,947,019

(1)	Commercial and industrial loans include (Won)29,359 million and (Won)54,303 million of loans to the Korean government and government related agencies as of December 31, 2009 and 2010, respectively.
(2)	Other commercial loans include bills bought in foreign currency and overdrafts.
(3)	Other consumer loans include personal overdrafts and loans with principal due at maturity.
(4)	Foreign loans consist of (Won)2,421,894 million of commercial loans and (Won)65,681 million of consumer loans
(5)	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).

Loan Delinquency

	Less than 1 months past due	1~3 months past due	3~6 months past due	6 months or more past due	Total past due	Current(1)	Total loans
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	267,884	236,031	343,751	422,585	1,270,251	73,338,261	74,608,512
Construction	28,235	81,005	21,575	117,257	248,072	6,173,646	6,421,718
Other commercial	503	933	55	1,849	3,340	2,346,636	2,349,976
Consumer:
Mortgage	523,570	156,440	134,669	55,892	870,571	40,285,365	41,155,936
Home equity	258,201	42,062	29,272	30,110	359,645	28,927,754	29,287,399
Other consumer	260,074	114,155	53,214	85,953	513,396	27,276,507	27,789,903
Credit cards:
Credit cards	161,687	89,417	15,085	149	266,338	12,128,364	12,394,702
Foreign	19,902	—	—	5,044	24,946	2,462,629	2,487,575

Total(2)	1,520,056	720,043	597,621	718,839	3,556,559	192,939,162	196,495,721

(1)	Loans which principal or interest payments are not contractually one day past due are considered current.
(2)

Includes loans that have been modified in a Troubled Debt Restructuring (TDR). TDRs are treated as performing loans and returned to current status at the time of modification. TDRs are subsequently measured for delinquency based on the modified contractual terms of the loan.

Summary of Loans on Non-Accrual Status and Accruing Loans Past Due One or More Days by Class

	Nonaccrual loan	1 or more day past due and still accruing(1)
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	2,007,749	60,725
Construction	697,788	14,462
Other commercial	6,810	—
Consumer:
Mortgage	1,022,998	110,453
Home equity	497,080	—
Other consumer	559,648	91,310
Credit cards:
Credit cards	246,810	—
Foreign	—	7,972

Total	5,038,883	284,922

(1)	Commercial, consumer, credit cards, foreign past due 90 days or more and still accruing amounted to (Won)6,908 million, (Won)57,068 million, (Won)0 million and (Won)0 million, respectively.

Credit Quality Indicators Related to Company's Commercial Loans, Consumer Loans, and Credit Cards Loans Portfolio Segments

1) Commercial

	Investment grade	Non-investment grade(1)	Total
	(In millions of Korean won)
Commercial and industrial	26,050,125	48,558,387	74,608,512
Construction	1,814,695	4,607,023	6,421,718
Other commercial	1,900,006	449,970	2,349,976
Foreign	1,086,355	1,335,539	2,421,894

Total	30,851,181	54,950,919	85,802,100

(1)	Not-rated loans are included in Non-investment grade category.

2) Consumer

	Normal	Precautionary	Substandard	Doubtful	Estimated loss	Total
	(In millions of Korean won)
Mortgage	40,514,528	331,228	96,368	193,292	20,250	41,155,936
Home equity	28,996,624	166,837	107,950	11,189	4,799	29,287,399
Other consumer	27,264,573	350,930	64,177	95,081	15,142	27,789,903
Foreign	64,399	—	923	338	21	65,681

Total	96,840,124	848,995	269,418	299,900	40,482	98,298,919

3) Credit cards

	Normal	Precautionary	Substandard	Doubtful	Estimated loss	Total
	(In millions of Korean won)
Credit cards	12,153,081	179,591	3,531	38,013	20,486	12,394,702

Summary of Impaired Loans

	December 31, 2010
	Unpaid Principal Balance	Impaired loans(1)(2)	Impaired loans with related allowance for credit losses	Related allowance for credit losses
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	3,021,271	2,507,401	2,403,642	1,197,221
Construction	1,310,135	1,248,698	1,229,476	787,881
Other commercial	42,478	42,060	41,266	6,724
Consumer :
Mortgage	59	59	59	2
Home equity	2	2	2	—
Other consumer	3,337	3,337	3,337	935
Credit cards :
Credit cards	19,245	19,241	19,241	3,036
Foreign	43,296	43,296	18,156	8,692

Total	4,439,823	3,864,094	3,715,179	2,004,491

(1)	Impaired loans exclude net deferred loan origination fees and costs.
(2)	Impaired loans include (Won)466,130, (Won)3,398, (Won)19,241, and (Won)0 million of commercial, consumer, credit cards and foreign loans related to troubled debt restructurings, respectively.

Average Balance of Impaired Loans and the Amount of Interest Income Recognized on Impaired Loans after Impairment by Portfolio Segment and Class

	Average balance of impaired loans	Interest income recognized(1)(2)
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	3,074,564	144,649
Construction	1,038,044	48,650
Other commercial	11,489	574
Consumer :
Mortgage	72	5
Home equity	2	—
Other consumer	1,237	81
Credit cards :
Credit cards	30,609	6,416
Foreign	51,449	139

Total	4,207,466	200,514

(1)	Had the impaired loans performed in accordance with their original terms, additional interest income of (Won)84,923 million would have been recorded in 2010.
(2)	Of these amounts, (Won)34,555 million as of December 31, 2010, relate to troubled debt restructurings.

Summary of Changes in Allowance for Credit Losses

	2008			2009			2010
	Loans	Off-balance sheet credit instruments(1)	Total	Loans	Off-balance sheet credit instruments(1)	Total	Loans	Off-balance sheet credit instruments(1)	Total
	(In millions of Korean won)
Allowance at January 1, before effect of the adoption of new consolidation guidance	1,864,029	243,385	2,107,414	3,043,535	421,381	3,464,916	3,341,046	403,202	3,744,248
Allowance related to adoption of new consolidation guidance	—	—	—	—	—	—	(43,207)	185	(43,022)

Allowance at January 1,	1,864,029	243,385	2,107,414	3,043,535	421,381	3,464,916	3,297,839	403,387	3,701,226
Provision for (reversal of provision for) credit losses	2,141,631	171,823	2,313,454	2,216,169	(12,176)	2,203,993	3,238,100	329,940	3,568,040
Charge-offs	(1,564,778)	—	(1,564,778)	(2,383,566)	—	(2,383,566)	(2,831,686)	—	(2,831,686)
Recoveries	598,399	—	598,399	457,893	—	457,893	520,703	—	520,703
Other	4,254	6,173	10,427	7,015	(6,003)	1,012	22,370	(2,454)	19,916

Allowance at December 31,	3,043,535	421,381	3,464,916	3,341,046	403,202	3,744,248	4,247,326	730,873	4,978,199

(1)	The allowance for off-balance sheet credit instruments is included in "Other liabilities".

Allowance and Carrying Value of Loans by Portfolio Segment

	Loans				Off-balance sheet credit instruments
	Commercial	Consumer	Credit cards	Total	Commercial	Consumer	Credit cards	Total
	(In millions of Korean won)
Allowance at January 1, before effect of the adoption of new consolidation guidance	2,677,731	461,142	202,173	3,341,046	204,757	91,117	107,328	403,202
Allowance related to adoption of new consolidation guidance	(43,207)	—	—	(43,207)	185	—	—	185

Allowance at January 1,	2,634,524	461,142	202,173	3,297,839	204,942	91,117	107,328	403,387
Provision for (reversal of provision for) credit losses	2,732,037	385,581	120,482	3,238,100	353,855	6,493	(30,408)	329,940
Charge-offs	(1,913,698)	(517,035)	(400,953)	(2,831,686)	—	—	—	—
Recoveries	133,289	142,249	245,165	520,703	—	—	—	—
Other	23,325	—	(955)	22,370	(2,454)	—	—	(2,454)

Allowance at December 31,	3,609,477	471,937	165,912	4,247,326	556,343	97,610	76,920	730,873

Disaggregated Allowance for Loan Losses and Loan Balance by Impairment

	Commercial	Consumer	Credit cards	Total
	(In millions of Korean won)
Individually evaluated for impairment
Loan balance	3,841,455	3,398	19,241	3,864,094
Allowance for loan losses	2,000,518	937	3,036	2,004,491

Collectively evaluated for impairment
Loan balance	81,960,645	98,295,521	12,375,461	192,631,627
Allowance for loan losses	1,608,959	471,000	162,876	2,242,835

Total Loans
Loan balance	85,802,100	98,298,919	12,394,702	196,495,721
Allowance for loan losses	3,609,477	471,937	165,912	4,247,326

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Premises and Equipment
Schedule of Premises and Equipment

	2009	2010
	(In millions of Korean won)
Land	531,196	530,586
Buildings	1,041,861	1,062,590
Equipment and furniture	1,724,314	1,594,063
Leasehold improvements	395,437	428,450
Leased property under capital leases	33,045	33,045
Construction in progress	350	119

Total	3,726,203	3,648,853
Less: Accumulated depreciation	(2,109,052)	(2,170,666)

Premises and equipment, net	1,617,151	1,478,187

Other Assets (Tables)	12 Months Ended
Dec. 31, 2010
Other Assets
Components of Other Assets

	2009	2010
	(In millions of Korean won)
Accounts receivable	264,373	142,176
Payments in advance	118,163	10,100
Deferred tax assets, net	30,232	203,765
Prepaid expenses	196,209	198,301
Prepaid income tax	622	144,214
Loans held for sale (1)	201,275	73,460
Fair value hedge derivatives	48,070	108,944
Income tax receivable	575,057	27,310
Others	33,662	260,951

Total	1,467,663	1,169,221

(1)	Included (Won)201,275 million of mortgage loans as of December 31, 2009 and (Won)73,460 million of mortgage loans as of December 31, 2010, which will be sold to KHFC.

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill Allocated to Business Segments

	2009	2010
	(In millions of Korean won)
Corporate Banking	145,985	145,985
Credit Card Operations	248,472	248,472
Other	184,993	191,447

Total	579,450	585,904

Gross Carrying Amount and Accumulated Amortization Related to Other Intangible Assets

	December 31, 2009			December 31, 2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated Amortization	Net carrying amount
	(In millions of Korean won)
Core deposit intangible	397,836	(397,836)	—	397,836	(397,836)	—
Credit card relationship intangible(1)	131,876	(131,876)	—	131,876	(131,876)	—
Credit card relationship intangible(2)	75,000	(60,525)	14,475	75,000	(65,250)	9,750
Capitalized software costs	353,020	(198,868)	154,152	495,386	(240,194)	255,192
Leased property under capital leases	13,656	(2,465)	11,191	13,656	(5,879)	7,777
Others	40,090	(29,193)	10,897	59,908	(57,307)	2,601

Total	1,011,478	(820,763)	190,715	1,173,662	(898,342)	275,320

(1)	Recognized with respect to the merger of H&CB
(2)	Recognized with respect to the merger of KCC

Deposits (Tables)	12 Months Ended
Dec. 31, 2010
Deposits
Components of Deposits

	2009	2010	Weighted average rate paid for 2010
	(In millions of Korean won)
Interest-bearing deposits:
Time deposits	90,416,765	116,152,598	3.62%
Savings deposits	48,007,195	54,099,973	0.42%
Certificate of deposits	23,081,256	2,346,928	4.03%
Mutual installment deposits	3,690,582	3,427,103	3.05%
Interest-bearing demand deposits	883,123	819,595	1.27%

Total interest-bearing deposits	166,078,921	176,846,197	2.73%
Non-interest-bearing deposits:
Demand deposits	3,104,147	3,081,938

Total deposits	169,183,068	179,928,135	2.68%

Scheduled Contractual Maturities of Time Deposits, Certificates of Deposit and Mutual Installment Deposits

(In millions of Korean won)
2011	114,580,577
2012	2,859,450
2013	2,924,004
2014	414,731
2015	533,389
Thereafter	614,478

Total	121,926,629

Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2010
Other Borrowed Funds
Schedule of Other Borrowed Funds

	2009		2010
	Outstanding balance	Weighted average interest rate	Outstanding balance	Weighted average interest rate
	(In millions of Korean won)
Kookmin Bank
Borrowings from the Bank of Korea	1,343,725	1.25%	930,653	1.22%
Borrowings in foreign currencies	2,771,349	2.85%	2,828,324	1.24%
Borrowings from trust accounts managed by the Bank	1,658,160	1.76%	1,834,461	1.90%
Debentures in Won	2,117,331	4.67%	1,895,502	4.94%
Other borrowings	64,839	3.80%	75,586	3.28%

Subtotal	7,955,404	2.84%	7,564,526	2.35%

Subsidiaries
Borrowings from other financial Institutions	162,654	5.74%	158,866	5.05%
Borrowings in foreign currencies	58,228	2.29%	301,808	0.93%
Debentures in Won	—	—%	750,000	6.65%

Subtotal	220,882	4.83%	1,210,674	5.01%

Total	8,176,286	2.82%	8,775,200	2.61%

Secured Borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Secured Borrowings
Components of the Secured Borrowings and Related Collateral

The components of the secured borrowings and related collateral as of December 31, 2009 were as follows:

	2009
			Collateral
	Maturity	Secured borrowings	Loans	Securities
	(In millions of Korean Won)
KB 1st Mortgage Loan Specialty Co., Ltd. 1.76% senior collateralized bond obligation	2039	540,520	591,976	—
KB 12th ABS Specialty Co., Ltd. 7.00%-8.50% senior collateralized bond obligation	2010~2011	70,000	22,330	—
KB 13th ABS Specialty Co., Ltd. 3.82%-6.41% senior collateralized bond obligation	2010~2011	165,000	120,586	—
New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% commercial papers	2010	100,000	—	99,285
Eubora ABS Specialty Co., Ltd. 4.05%-4.45% senior collateralized bond obligation	2010	70,000	69,662	—
KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 6.27% senior collateralized bond obligation	2012	3,258	3,346	—
Other 7.25% senior collateralized bond obligation	2014	1,141,845	4,148,828	—
Other 1.29%-7.40% securities sold under repurchase agreement	2010	2,605,262	—	4,325,842

Gross secured borrowings		4,695,885	4,956,728	4,425,127
Discount		(26,157)	—	—

Total		4,669,728	4,956,728	4,425,127

The components of the secured borrowings and related collateral as of December 31, 2010 were as follows:

	2010
			Collateral
	Maturity	Secured borrowings	Loans	Securities
	(In millions of Korean Won)
KB 1st Mortgage Loan Specialty Co., Ltd. 2.11% senior collateralized bond obligation	2039	423,379	521,932	—
KB 14th ABS Specialty Co., Ltd. 6.03%-6.57% senior collateralized bond obligation	2011-2012	30,000	35,638	—
New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% commercial papers	2011	100,300	—	100,985
KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 5.08% senior collateralized bond obligation	2012	3,258	8,167	—
Other 7.25% senior collateralized bond obligation	2014	1,136,852	1,565,028	—
Other 1.50%-4.90% securities sold under repurchase agreement	2011	977,958	—	3,207,845

Gross secured borrowings		2,671,747	2,130,765	3,308,830
Discount		(20,678)	—	—

Total		2,651,069	2,130,765	3,308,830

Combined Aggregate Amounts of all Secured Borrowings by Contractual Maturities

(In millions of Korean won)
Due in 2011	1,093,258
Due in 2012	18,258
Due in 2013	—
Due in 2014	1,136,852
Due in 2015	—
Thereafter	423,379

Gross secured borrowings	2,671,747
Discount	(20,678)

Total	2,651,069

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-term Debt
Summary of Long-term Debt Net of Unamortized Original Issue Discount

	Interest rate	Maturity	2009	2010
	(In millions of Korean won)
Senior
Kookmin Bank
Won currency
Notes payable to Ministry of Finance and Economy	1.72%~5.00%	2011~2025	84,332	76,495
Notes payable to Korea Development Bank	2.00%~3.29%	2011~2019	47,406	56,252
Notes payable to other government funds	0.00%~4.25%	2011~2026	589,940	599,728
Notes payable to Industrial Bank of Korea	2.72%~3.49%	2011~2016	19,473	10,654
Floating rate finance debentures(1)	4.29%~12.00%	2011~2027	1,446,122	3,680,885
Finance debentures	2.94%~7.95%	2011~2013	21,218,836	11,300,682
Other notes payable	1.20%~5.40%	2011~2024	1,783,816	2,059,494

Subtotal			25,189,925	17,784,190

Foreign currency
Floating rate finance debentures(1)	0.49%~5.45%	2011~2012	2,462,677	1,263,080
Finance debentures	1.17%~5.88%	2011~2013	591,376	1,089,259
Floating rate notes payable(1)	0.69%~5.45%	2011~2012	1,420,185	1,340,895
Other notes payable	1.70%	2011	—	145,347

Subtotal			4,474,238	3,838,581

Subsidiaries
Finance debentures	5.30%~6.00%	2012~2017	800,000	50,000
Borrowings from other financial institutions in Won	1.00%~4.70%	2017~2022	50,461	27,551
Borrowings from Small and Medium Company Promotion Fund			17,692	—

Subtotal			868,153	77,551

Subordinated
Kookmin Bank
Won currency
Finance debentures	4.38~8.5%	2011~2039	9,042,350	8,386,090

Subsidiaries
Won Currency
Other borrowings			695	—

Gross long-term debt			39,575,361	30,086,412
Discount			(5,452)	(6,280)

Total long-term debt, net			39,569,909	30,080,132

(1)	Interest rates on floating rate debt are those rates in effect at December 31, 2010.

Combined Aggregate Amounts of Long-term Debt by Contractual Maturities

(In millions of Korean won)
Due in 2011	10,011,500
Due in 2012	7,387,991
Due in 2013	2,075,068
Due in 2014	4,767,098
Due in 2015	377,793
Thereafter	5,466,962

Gross long-term debt	30,086,412
Discount	(6,280)

Total long-term debt, net	30,080,132

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Other Liabilities
Components of Other Liabilities

	2009	2010
	(In millions of Korean won)
Accrued severance benefits	175,987	138,230
Accrued expenses	301,134	295,508
Accounts payable	649,119	637,508
Unearned income	160,426	111,762
Tax withholdings and income tax payable	197,821	132,202
Guarantee deposits received	142,264	142,990
Deferred tax liabilities	102,285	11,011
Fair value hedge derivatives	209,929	217,891
Due to agencies	344,668	381,896
Allowance for losses on off-balance sheet credit instruments	403,202	730,873
Payments received on behalf of government and others	218,415	271,566
Others	449,510	754,119

Total	3,354,760	3,825,556

Non-interest Income (Tables)	12 Months Ended
Dec. 31, 2010
Non-interest Income
Components of Non-interest Income

	2008	2009	2010
	(In millions of Korean won)
Trust fees, net	165,459	188,980	212,819

Other fees and commission income:
Commissions received on fund management	87,642	53,876	43,979
Commissions and fees received for brokerage and agency activities	373,735	324,262	339,072
Commissions received on credit cards	1,034,409	1,090,138	1,191,390
Commissions received in remittance	11,945	9,832	9,029
Commissions received on cash dispenser service	80,339	76,124	75,819
Commissions received on letters of credit	54,020	54,484	56,107
Bancassurance fees received	170,247	131,887	147,198
Other	568,354	609,289	542,917

Subtotal	2,380,691	2,349,892	2,405,511

Net trading revenue	104,141	164,612	397,921

Net gain (loss) on investments:
Debt securities	(13,954)	140,591	148,868
Equity securities	(177,303)	32,014	(79,101)
Other	281,648	95,317	(97,058)

Subtotal	90,391	267,922	(27,291)

Other non-interest income:
Gain on sale of loans	13,329	80,211	83,366
Other	198,268	461,829	290,819

Subtotal	211,597	542,040	374,185

Total non-interest income	2,952,279	3,513,446	3,363,145

Non-interest Expenses (Tables)	12 Months Ended
Dec. 31, 2010
Non-interest Expenses
Components of Non-interest Expenses

	2008	2009	2010
	(In millions of Korean won)
Salaries and employee benefits:
Salaries and other benefits	2,161,635	2,062,838	2,625,543
Provision for accrued severance benefits	173,348	154,716	156,102

Subtotal	2,334,983	2,217,554	2,781,645

Depreciation and amortization:
Depreciation on premises and equipment	327,441	337,956	260,428
Amortization of other intangible assets	79,746	93,051	99,140

Subtotal	407,187	431,007	359,568

Other administrative expenses	875,278	857,087	920,140

Credit card fees:
Commissions paid on credit cards	372,874	416,314	554,695
Commissions paid on troubled credit cards	906	968	1,113

Subtotal	373,780	417,282	555,808

Other fees and commissions:
Insurance fees on deposits to KDIC	207,264	219,915	237,852
Contribution to guarantee funds	335,088	334,875	328,044
Commissions on overdue loans	2	—	1
Other	284,081	315,633	332,488

Subtotal	826,435	870,423	898,385

Other non-interest expenses:
Loss on sale of loans	16,622	31,242	28,183
Loss on disposition of assets	1,094	3,284	1,291
Tax expenses other than income tax	142,270	120,593	119,596
Other	343,180	793,619	484,360

Subtotal	503,166	948,738	633,430

Total non-interest expenses	5,320,829	5,742,091	6,148,976

Common Stock (Tables)	12 Months Ended
Dec. 31, 2010
Common Stock
Changes in the Treasury Stock

Description	Shares increase	Shares decrease	Net changes

Shares at January 1, 2008			26,082

2008	73,636,201	26,232,012	47,404,189
2009	43,412	4,150,979	(4,107,567)
2010	—	—	—

Shares at December 31, 2010			43,322,704

Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2010
Retained Earnings
Appropriated and Unappropriated Retained Earnings

	2009	2010
	(In millions of Korean won)
Appropriated retained earnings:
Legal reserve	1,502,440	1,566,040
Reserve for financial structure improvement	55,600	55,600
Other statutory reserves	5,021	5,021
Unappropriated retained earnings	9,215,063	8,470,256

Total	10,778,124	10,096,917

Components of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2010
Components of Accumulated Other Comprehensive Income (Loss)
Components of Accumulated Other Comprehensive Income (Loss) and the Related Tax Effects

	Foreign currency translation adjustments	Net unrealized gains (losses) on investment securities	Accumulated other comprehensive income (loss), net
	(In millions of Korean won)
Balance, January 1, 2008	(41,972)	(91,014)	(132,986)
Foreign currency translation adjustments, net of tax expense of (Won)34,755 million	91,626	—	91,626
Unrealized holding gains on investment securities, net of tax expense of (Won)148,183 million	—	389,479	389,479
Less: Reclassification adjustment for losses included in net income, net of tax expense of (Won)15,880 million	—	41,790	41,790

Current period change	91,626	431,269	522,895

Balance, December 31, 2008	49,654	340,255	389,909

Foreign currency translation adjustments, net of tax benefit of (Won)31,907 million	(116,657)	—	(116,657)
Unrealized holding gains on investment securities, net of tax expense of (Won)28,737 million	—	105,810	105,810
Less: Reclassification adjustment for gains included in net income, net of tax benefit of (Won)49,170 million	—	(134,411)	(134,411)

Current period change	(116,657)	(28,601)	(145,258)

Balance, December 31, 2009	(67,003)	311,654	244,651

Foreign currency translation adjustments, net of tax expense of (Won)13,422 million	(30,487)	—	(30,487)
Unrealized holding gains on investment securities, net of tax expense of (Won)69,580 million	—	255,618	255,618
Less: Reclassification adjustment for gains included in net income, net of tax benefit of (Won)41,411 million	—	(96,619)	(96,619)

Current period change	(30,487)	158,999	128,512

Balance, December 31, 2010	(97,490)	470,653	373,163

Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2010
Regulatory Requirements
Schedule of Capital Ratios of Kookmin Bank Calculated in Accordance with FSS Guidelines

	2009	2010
	(In millions of Korean won, except capital ratios)
Tier 1 capital	16,734,532	16,865,112
Tier 2 capital	4,973,120	3,935,533

Total risk-adjusted capital	21,707,652	20,800,645

Risk-Weighted Assets
Risk-weighted assets for credit risk(1)	139,926,727	140,742,572
Risk-weighted assets for market risk(2)	2,071,648	1,807,537
Risk-weighted assets for operating risk(3)	12,595,000	12,255,401

Total risk-weighted assets	154,593,375	154,805,510

Capital Adequacy Ratios (%)
Tier 1 capital ratio (%)	10.82	10.89
Tier 2 capital ratio (%)	3.22	2.55

Capital adequacy ratio (%)	14.04	13.44

(1)	Calculated by Foundation Internal Ratings-Based Approach
(2)	Calculated by Internal Models Method
(3)	Calculated by Advanced Measurement Approach

Consolidated Capital Adequacy Ratio of the Company

	2009	2010
	(In millions of Korean won, except ratios)
Risk-weighted assets	182,664,075	183,077,983
Equity capital	24,360,262	23,948,343
Consolidated capital adequacy ratio	13.34%	13.08%

Income Tax (Tables)	12 Months Ended
Dec. 31, 2010
Income Tax
Components of Income Tax Expense

	For the years ended December 31,
	2008	2009	2010
	( I n millions of Korean won )
National tax:
Current	513,390	175,628	187,277
Deferred	(61,888)	26,765	(255,379)
Tax expense(benefit) recognized under ASC 740	(38,914)	(13,771)	344,564

Total national income tax expense	412,588	188,622	276,462
Local tax:
Current	51,339	17,562	18,728
Deferred	(6,189)	2,677	(25,538)
Tax expense(benefit) recognized under ASC 740	(3,891)	(1,377)	34,456

Total local income tax expense	41,259	18,862	27,646

Total income tax expense	453,847	207,484	304,108

Schedule of Income Tax on Operating Profit

	2008	2009	2010
	(In millions of Korean won)
Income from continuing operations for the years ended December 31,	1,786,785	926,053	(288,416)

Statutory tax rates	27.5%	24.2%	24.2%

Prima facie tax calculated at a statutory tax rate	491,366	224,105	(69,797)
Income not assessable for tax purposes	(138,343)	(59,999)	(35,290)
Expenses not deductible for tax purposes	168,944	35,184	68,468
Taxation on outside basis	27,372	3,045	18,050
Adjustment for overseas tax rates	24,925	(5,980)	(15,374)
Change in statutory tax rate	(53,524)	13,997	(28,209)
Increase in valuation allowance	(19,760)	6,484	(3,793)
Korean government tax assessment	(42,805)	(15,059)	379,020
Others	(4,328)	5,707	(8,967)

Income tax expense	453,847	207,484	304,108

Effective tax rate	25.4%	22.4%	(105.44)%

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Income Tax Assets and Deferred Income Tax Liabilities

	2009	2010
	(In millions of Korean won)
Deferred income tax assets:
Allowance for loan losses	—	8,337
Other liabilities	197,615	292,309
Valuation of trading assets and investments	88,383	111,929
Premises and equipment	143,750	147,971
Long-term debt	1,369	16,503
Net operating loss	39,253	32,710

Total gross deferred income tax assets	470,370	609,759

Less: Valuation allowance	(84,746)	(80,954)

Deferred income tax assets	385,624	528,805

Deferred income tax liabilities:
Allowance for loan losses	242,141	—
Valuation of trading assets and available-for-sale securities	102,284	138,861
Accrued interest and dividend receivable	16,966	84,576
Other assets	43,964	24,863
Other temporary differences	52,322	87,751

Total gross deferred income tax liabilities	457,677	336,051

Net deferred income tax assets (liabilities), including other comprehensive income ("OCI") related DTA (DTL)	(72,053)	192,754

Less: Net OCI related DTA (DTL)	(84,443)	(137,187)

Net deferred income tax assets, excluding net OCI related DTA (DTL)	12,390	329,941

Schedule of Unrecognized Tax Benefits

	2009	2010
	(In millions of Korean won)
Total unrecognized tax benefits at January 1	41,750	45,172
Amount of increase for current year's tax position	3,483	707
Gross amount of increases for prior years' tax position	—	268,616
Gross amount of decreases for prior years' tax position	(13)	(15,197)
Reductions due to lapse of statutes of limitation	(48)	(41)

Total unrecognized tax benefits at December 31	45,172	299,257

Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share ("EPS")
Computation of Earnings per Share

	2008	2009	2010
(In millions of Korean won, except share data)
Net income (loss)	1,332,938	718,569	(592,524)
Net income (loss) attributable to noncontrolling interests, net of tax	6,974	(2,072)	(4,409)

Net income (loss) attributable to stockholders for basic EPS	1,325,964	720,641	(588,115)

Net income (loss) attributable to stockholders for diluted EPS	1,325,964	720,641	(588,115)

Weighted average common shares outstanding applicable to basic EPS (In thousands)	330,498	325,397	343,029
Dilutive effect of stock options	-	-	—

Adjusted weighted average common shares outstanding applicable to diluted EPS (In thousands) ( * )	330,498	325,397	343,029

Basic earnings per share:
Net income (loss) attributable to stockholders	4,012	2,215	(1,714)

Diluted earnings per share:
Net income (loss) attributable to stockholders	4,012	2,215	(1,714)

( * )

The numbers of weighted average common shares outstanding in 2008 and 2009 were adjusted by the effect of stocks issuance in September 2009 whose exercise price at issuance was less than the fair value of the stock. Additionally, the stock issuance contains a bonus element that is somewhat similar to a stock dividend. Therefore, the basic EPS was adjusted retroactively for the bonus element for all periods presented.

Employee Severance Plan (Tables)	12 Months Ended
Dec. 31, 2010
Employee Severance Plan
Accrued Employee Severance Plan Obligations

	2009	2010
(In millions of Korean won)
Balance at beginning of the year	849,414	593,054
Severance benefit	154,716	156,102
Plan payments	(411,076)	(244,373)

	593,054	504,783
Less: Balance of payments remaining with National Pension Fund and Severance Insurance Deposit	(417,067)	(366,553)

Balance at end of the year	175,987	138,230

Expected Future Benefits to Employees

(In millions of Korean won)
2011	2,522
2012	2,628
2013	2,665
2014	5,239
2015	23,626
2016 – 2020	263,467

Employee Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2010
Employee Stock Option Plan
Summary of Stock Option Activity

	2008		2009		2010
	Number of stock options	Weighted average exercise price (Won)	Number of stock options	Weighted average exercise price (Won)	Number of stock options	Weighted average exercise price (Won)
Outstanding, beginning of year	3,810,844	64,775	3,458,351	62,458	3,229,932	64,314
Granted	—	—	—	—	—	—
Exercised	(29,550)	32,053	(151,853)	43,932	(21,690)	40,479
Forfeited	(322,943)	77,359	(76,566)	75,341	(914,634)	54,331

Outstanding, end of year	3,458,351	62,458	3,229,932	64,314	2,293,608	68,520

Exercisable at year-end	1,876,585	50,012	2,667,395	61,617	2,293,608	68,520

Summary of Stock Grant Information

	2008	2009	2010
(Number of Stock Grants)
Outstanding, beginning of year	—	194,108	312,639
Granted	299,252	268,882	793,449
Vested	(5,386)	(15,914)	(122,994)
Forfeited	(99,758)	(134,437)	(134,002)

Outstanding, end of year	194,108	312,639	849,092

Assumptions Used for Valuation of Stock Options

For options granted during	2008	2009	2010
Expected annual dividend yield	3.03%	2.79%	1.29%
Expected volatility	47.62%	42.60%	32.81%
Risk-free interest rate	3.24%	3.63%	3.01%
Expected option life	2.2 years	1.5 years	1.3 years

Assumptions Used for Valuation of Stock Grants

For options granted during	2008	2009	2010
Expected annual dividend yield	3.03%	2.79%	1.29%
Expected volatility	59.02%	54.29%	43.27%
Risk-free interest rate	3.31%	3.56%	3.01%
Expected option life	1.7 years	1.1 years	1.7 years

Summary of Information about Stock Options Outstanding

	Options outstanding				Options exercisable
Exercise price (Won)	Number of stock options(1)	Weighted average remaining contractual life(2)	Weighted average exercise price (Won)	Intrinsic value (Mil Won)	Number of stock options	Weighted average exercise price (Won)	Intrinsic value (Mil Won)
42,200	3,351	0.2	42,200	51	3,351	42,200	51
43,800	26,712	0.2	43,800	366	26,712	43,800	366
58,600	10,000	0.2	58,600	—	10,000	58,600	—
35,500	51,303	0.2	35,500	1,129	51,303	35,500	1,129
40,500	5,091	0.7	40,500	87	5,091	40,500	87
46,100	54,250	1.1	46,100	618	54,250	46,100	618
48,500	10,000	1.2	48,500	90	10,000	48,500	90
48,800	10,000	1.2	48,800	87	10,000	48,800	87
46,800	450,928	2.2	46,800	4,825	450,928	46,800	4,825
61,000	10,182	2.2	61,000	—	10,182	61,000	—
60,300	5,077	2.2	60,300	—	5,077	60,300	—
63,800	10,031	2.2	63,800	—	10,031	63,800	—
63,600	10,072	2.2	63,600	—	10,072	63,600	—
51,600	90,000	2.2	51,600	531	90,000	51,600	531
45,700	8,827	2.3	45,700	104	8,827	45,700	104
49,200	29,441	2.6	49,200	244	29,441	49,200	244
53,000	7,212	2.6	53,000	32	7,212	53,000	32
85,100	5,000	3.2	85,100	—	5,000	85,100	—
75,200	444,237	3.2	75,200	—	444,237	75,200	—
81,900	21,459	3.2	81,900	—	21,459	81,900	—
77,900	59,750	3.2	77,900	—	59,750	77,900	—
80,000	27,878	3.2	80,000	—	27,878	80,000	—
77,800	29,770	3.2	77,800	—	29,770	77,800	—
80,300	163,557	3.2	80,300	—	163,557	80,300	—
81,900	25,613	3.3	81,900	—	25,613	81,900	—
76,600	18,987	3.8	76,600	—	18,987	76,600	—
77,100	657,498	4.1	77,100	7,089	657,498	77,100	7,089
84,500	15,246	4.2	84,500	33	15,246	84,500	33
71,538	22,146	0.2	71,538	—	22,146	71,538	—
129,100	9,990	0.2	129,100	—	9,990	129,100	—

	2,293,608				2,293,608

(1)	Number of stock options vested and expected to vest were 2,293,608.
(2)	Contractual life indicates the sum of service (vesting) period and exercise period.

Summary of Information about Stock Grants Outstanding

Grant Date	Number of stock grants(1)	Weighted average Remaining contractual life(2)	Intrinsic Value (Mil Won)
2008-03-28	4,787	1.61	275
2008-09-29	1,521	0.00	87
2008-10-18	7,365	1.90	423
2009-07-30	10,499	0.51	604
2009-08-27	2,328	1.00	134
2009-09-28	67,990	0.98	3,909
2009-11-18	4,976	1.89	286
2010-01-01	989	2.00	57
2010-01-01	74,567	2.00	4,288
2010-01-01	28,751	2.00	1,653
2010-01-01	14,674	2.00	844
2010-05-10	23,376	2.14	1,344
2010-05-31	186,080	2.41	10,700
2010-07-01	2,432	2.12	140
2010-07-21	2,638	2.01	152
2010-07-29	150	2.00	9
2010-07-29	985	2.03	57
2010-08-01	10,395	2.19	598
2010-08-03	1,348	2.09	78
2010-08-04	1,625	2.03	93
2010-08-12	165	3.00	9
2010-08-12	40,007	3.00	2,300
2010-08-18	1,994	2.01	115
2010-08-23	170	2.01	10
2010-08-24	2,321	2.02	133
2010-09-11	662	2.00	38
2010-09-16	76,071	5.00	4,374
2010-09-17	88,971	5.00	5,116
2010-09-20	445	2.00	26
2010-09-29	9,839	3.01	566
2010-10-06	4,767	2.00	274
2010-11-26	90,708	3.74	5,216
2010-12-08	85,058	2.83	4,891
2010-12-15	438	2.65	25

	849,092

(1)	Number of stock grants vested and expected to vest were 502,145
(2)	Contractual life indicates the sum of service (vesting) period.

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurement
Fair Value Assets and Liabilities Measured on a Recurring Basis

As of December 31, 2009, 10.46% and 1.89% of the Company's total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)
Assets measured at fair value
Trading assets
Trading securities	2,284,545	2,175,697	—	4,460,242
Foreign exchange spot contracts	—	2,878	—	2,878
Derivatives	79	3,177,419	80,937	3,258,435
Investments
Available-for-sale securities	9,954,399	8,649,829	106,564	18,710,792
Debt securities	8,926,968	8,648,320	877	17,576,165
Korea treasury and government agencies	6,243,284	1,648,318	—	7,891,602
Corporate	—	1,281,470	47	1,281,517
Financial institutions	2,683,684	3,721,079	—	6,404,763
Asset- backed securities	—	1,997,453	830	1,998,283
Equity securities	1,027,431	1,509	105,687	1,134,627
Other investments	2,767	—	76,461	79,228
Other assets-hedging derivatives	—	47,787	283	48,070

Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	1,347,668	—	—	1,347,668
Foreign exchange spot contracts	—	2,812	—	2,812
Derivatives	398	2,588,027	307,199	2,895,624
Other liabilities-hedging derivatives	—	173,013	36,916	209,929

As of December 31, 2010, 9.89% and 1.49% of the Company's total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)
Assets measured at fair value
Trading assets
Trading securities	1,736,619	1,958,500	—	3,695,119
Debt securities	1,624,085	1,894,821	—	3,518,906
Korea treasury and government agencies	692,727	217,924	—	910,651
Corporate	—	151,091	—	151,091
Financial institutions	931,358	1,354,094	—	2,285,452
Asset-backed securities	—	171,712	—	171,712
Equity securities	112,534	63,679	—	176,213
Foreign exchange spot contracts	—	1,415	—	1,415
Derivatives	809	2,354,893	32,577	2,388,279
Foreign exchange derivatives	—	1,743,012	4,617	1,747,629
Interest rate derivatives	—	586,694	9,310	596,004
Equity derivatives	809	25,187	12,953	38,949
Credit derivatives	—	—	1,954	1,954
Others	—	—	3,743	3,743
Investments
Available-for-sale securities	9,466,515	8,748,394	421,352	18,636,261
Debt securities	8,561,574	8,747,546	—	17,309,120
Korea treasury and government agencies	6,304,090	1,909,127	—	8,213,217
Corporate	—	1,285,033	—	1,285,033
Financial institutions	2,257,484	3,742,748	—	6,000,232
Asset-backed securities	—	1,810,638	—	1,810,638
Equity securities	904,941	848	421,352	1,327,141
Other investment	1,809	—	77,647	79,456
Other assets-hedging derivatives	—	103,308	5,636	108,944

Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	1,279,869	—	—	1,279,869
Foreign exchange spot contracts	—	1,839	—	1,839
Derivatives	7,576	1,880,493	99,674	1,987,743
Foreign exchange derivatives	—	1,110,304	—	1,110,304
Interest rate derivatives	—	721,931	10,494	732,425
Equity derivatives	7,576	48,258	85,667	141,501
Others	—	—	3,513	3,513
Other liabilities-hedging derivatives	—	192,933	24,958	217,891

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2009:

	December 31, 2008	Total realized/unrealized gains(losses) recorded in			Transfers into/out of Level 3(2)	Purchases, issuances and settlements	December 31, 2009	Unrealized gains (losses) still held(3)
		Trading revenues	Others

	(In millions of Korean won)
Available-for-sale securities	3,708	—	(46,299	)(1)	—	149,155	106,564	(44,326)
Other investments	87,015	—	(4,529	)(1)	(2,375)	(3,650)	76,461	(5,576)
Derivatives, net(4)	(353,983)	24,204	—		(87,013)	153,897	(262,895)	80,851

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the year ended December 31, 2009, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2009.

(4)

Net derivatives liabilities at December 31, 2009 and 2008 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2009 are as follows:

A net decrease in available-for-sale securities of (Won)2,831 million was mainly driven by recognition of other-than-temporary impairment of CDOs which are included in earnings and disposals.

The changes in the Level 3 net derivative liabilities of (Won)91,088 million were primarily due to:

(i)	The Company transferred (Won)87,013 million of net derivatives assets from the Level 3 into the Level 2 category in the fair-value hierarchy during the year ended December 31, 2009. The valuation of these derivatives is affected by the credit valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was originally determined to be significant enough to render the fair-value hierarchy into the lower level.

(ii)	The Company recognized realized and unrealized gains of (Won)24,204 million, relating to derivative assets and liabilities, which were included in trading revenues for the year ended December 31, 2009.

The increase in Level 3 investment of (Won)92,302 million was mainly due to the net loss of (Won)50,828 million which was recorded in current earnings, an increase of (Won)145,505 million from net purchases, issuances and settlements, and a (Won)2,375 million of transfer of an investment from Level 3 to Level 1 as the issuer of the securities became a publicly traded company.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2010:

	December 31, 2009	Total realized/unrealized gains(losses) recorded in		Transfers into/ out of Level 3(2)	Purchases, issuances and settlements	December 31, 2010	Unrealized gains (losses) still held(3)
		Trading revenues	Others(1)
	(In millions of Korean won)
Available-for-sale securities

Corporate	47	—	(47)	—	—	—	—
Asset-backed securities	830	—	1,879	—	(2,709)	—	—
Equity securities	105,687	—	282,123	—	33,542	421,352	237,749
Other investments	76,461	3,063	—	(1,182)	(695)	77,647	(1,748)
Derivatives, net (4)	(262,895)	98,208	—	(3,206)	81,474	(86,419)	(7,842)
Foreign exchange derivatives	2,652	3,340	—	(294)	(1,081)	4,617	2,259
Interest rate derivatives	(23,294)	15,450	—	(2,912)	15,208	4,452	(21,794)
Equity derivatives	(206,451)	66,390	—	—	67,347	(72,714)	(1,335)
Credit derivatives	2,118	(164)	—	—	—	1,954	(164)
Others	(37,920)	13,192	—	—	—	(24,728)	13,192

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the year ended December 31, 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2010.

(4)

Net derivatives liabilities at December 31, 2010 and 2009 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820 fair-value hierarchy as of December 31, 2009, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2009.

	Level 1	Level 2	Level 3
	(In millions of Korean won)
Investments	—	—	1,515
Loans(1)	—	—	638,165
Premises and equipment	—	3,576	—

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820 fair-value hierarchy as of December 31, 2010, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2010.

	Level 1	Level 2	Level 3
	(In millions of Korean won)
Investments	—	—	459,995
Asset-backed securities	—	—	435
Other Investments	—	—	459,560
Loans(1)	—	—	923,722
Premises and equipment	—	1,817	—

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

Estimated Fair Value of Financial Instruments

	2009		2010
	Carrying amount	Fair value	Carrying amount	Fair value
	(In millions of Korean won)
Financial assets:
Cash and cash equivalents	2,695,569	2,695,569	3,867,316	3,867,316
Restricted cash	6,050,241	6,050,241	3,359,465	3,359,465
Interest-bearing deposits in other banks	466,890	466,890	987,408	987,408
Call loans and securities purchased under resale agreements	2,036,142	2,036,142	2,849,529	2,849,529
Investments	33,245,391	34,020,413	33,911,415	34,767,315
Loans, net	193,454,326	192,767,714	192,947,019	193,137,284
Due from customers on acceptance	1,895,444	1,895,444	1,878,190	1,878,190
Accrued interest and dividends receivable	1,029,257	1,029,257	956,746	956,746
Security deposits	1,405,638	1,405,638	1,401,469	1,401,469
Other assets-loans held for sale	201,275	201,275	73,460	73,460
Other assets- off-balance sheet instruments	29,808	29,808	19,275	19,275
Financial liabilities:
Interest-bearing deposits	166,078,921	166,113,912	176,846,197	176,840,307
Non-interest-bearing deposits	3,104,147	3,104,147	3,081,938	3,081,938

Call money	1,364,516	1,364,516	605,398	605,398
Acceptances outstanding	1,895,444	1,895,444	1,878,190	1,878,190

Accrued interest payable	3,819,342	3,819,342	3,703,325	3,703,325

Other borrowed funds	8,176,286	8,175,635	8,775,200	8,775,784
Secured borrowings	4,669,728	4,883,609	2,651,069	2,829,896
Long-term debt	39,569,909	40,441,451	30,080,132	31,307,786
Other liabilities-off-balance sheet instruments	29,808	29,808	19,275	19,275

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities
Schedule of Notional Amounts of Derivative Instruments

The following table presents the notional amounts of the Company's derivative instruments as of December 31, 2009.

		Other derivative instruments
	Hedging instruments under ASC 815	Trading Derivatives	Management Hedges	Total
	(In millions of Korean won)
Foreign exchange spot contracts	—	2,451,179	—	2,451,179

Foreign exchange derivatives:
Currency futures	—	1,552,324	—	1,552,324
Currency forwards	—	35,506,815	—	35,506,815
Currency swaps	1,167,600	18,800,976	—	19,968,576
Currency options purchased	—	1,479,661	—	1,479,661
Currency options sold	—	1,784,605	—	1,784,605

Interest rate derivatives:
Interest rate futures	—	3,770,071	—	3,770,071
Interest rate swaps	2,363,590	90,068,589	—	92,432,179
Interest rate options purchased	—	4,700,000	—	4,700,000
Interest rate options sold	—	3,453,481	—	3,453,481

Equity derivatives:
Stock futures	—	75,043	—	75,043
Stock options purchased	—	3,607,076	21,574	3,628,650
Stock options sold	—	1,892,687	21,574	1,914,261
Stock swaps	—	154,197	17,203	171,400

Credit derivatives:
Protection sold	—	200,000	—	200,000

Commodity and other derivatives:
Forwards	—	—	41,727	41,727
Others	190,000	121,851	60,000	371,851

Total derivative notionals	3,721,190	169,618,555	162,078	173,501,823

The following table presents the notional amounts of the Company's derivative instruments as of December 31, 2010.

		Other derivative instruments
	Hedging instruments under ASC 815	Trading Derivatives	Management Hedges	Total
	(In millions of Korean won)
Foreign exchange spot contracts	—	1,300,882	—	1,300,882

Foreign exchange derivatives:
Currency futures	—	609,989	—	609,989
Currency forwards	—	36,597,264	—	36,597,264
Currency swaps	1,138,900	16,870,518	—	18,009,418
Currency options purchased	—	481,461	—	481,461
Currency options sold	—	536,443	—	536,443

Interest rate derivatives:
Interest rate futures	—	1,067,924	—	1,067,924
Interest rate swaps	2,015,597	97,030,813	—	99,046,410
Interest rate options purchased	—	5,970,000	—	5,970,000
Interest rate options sold	—	5,531,894	—	5,531,894

Equity derivatives:
Stock futures	—	168,621	—	168,621
Stock options purchased	—	3,534,250	—	3,534,250
Stock options sold	—	1,321,709	—	1,321,709
Stock swaps	—	7,638	—	7,638

Credit derivatives:
Protection sold	—	200,000	—	200,000

Commodity and other derivatives:
Others	190,000	—	60,000	250,000

Total derivative notionals	3,344,497	171,229,406	60,000	174,633,903

Schedule of Derivative Assets and Derivative Liabilities

The following table presents the derivative assets and liabilities included in the Company's consolidated balance sheets as December 31, 2009.

	Derivatives assets			Derivatives liabilities
	Trading derivatives	Qualifying Accounting Hedge	Total	Trading derivatives	Qualifying Accounting Hedge	Total
	(In millions of Korean won)
Foreign exchange spot contracts	2,878	—	2,878	2,812	—	2,812
Foreign exchange derivatives	2,592,510	—	2,592,510	1,751,492	166,817	1,918,309
Interest rate derivatives	573,309	48,070	621,379	814,637	8,692	823,329
Equity derivatives	86,267	—	86,267	321,803	—	321,803
Credit derivatives	2,118	—	2,118	—	—	—
Commodity derivatives	2,410	—	2,410	2,386	—	2,386
Other derivatives	1,821	—	1,821	5,306	34,420	39,726

Total derivatives assets/liabilities	3,261,313	48,070	3,309,383	2,898,436	209,929	3,108,365

The following table presents the derivative assets and liabilities included in the Company's consolidated balance sheets as December 31, 2010.

	Derivatives assets			Derivatives liabilities
	Trading derivatives	Qualifying Accounting Hedge	Total	Trading derivatives	Qualifying Accounting Hedge	Total
	(In millions of Korean won)
Foreign exchange spot contracts	1,415	—	1,415	1,839	—	1,839
Foreign exchange derivatives	1,747,629	—	1,747,629	1,110,304	192,933	1,303,237
Interest rate derivatives	596,004	108,944	704,948	732,425	—	732,425
Equity derivatives	38,949	—	38,949	141,501	—	141,501
Credit derivatives	1,954	—	1,954	—	—	—
Other derivatives	3,743	—	3,743	3,513	24,958	28,471

Total derivatives assets/liabilities	2,389,694	108,944	2,498,638	1,989,582	217,891	2,207,473

Schedule of Trading Gains (Losses) in Consolidated Income Statements

The following table presents the trading gains(losses) in the Company's consolidated income statements for the year ended December 31, 2009.

Trading gains(losses) (1)
(In millions of Korean won)

Foreign exchange spot contracts	98,101
Foreign exchange derivatives	269,934
Interest rate derivatives	(206,435)
Equity derivatives	6,738
Credit derivatives	16,000
Commodity derivatives	(490)
Other derivatives	(2,930)

Total	180,918

(1)	Amounts are recorded in net trading revenue.

The following table presents the trading gains(losses) in the Company's consolidated income statements for the year ended December 31, 2010.

Trading gains(losses) (1)
(In millions of Korean won)
Foreign exchange spot contracts	(368,713)
Foreign exchange derivatives	692,478
Interest rate derivatives	(29,744)
Equity derivatives	89,096
Credit derivatives	1,869
Commodity derivatives	(61)
Other derivatives	4,636

Total	389,561

(1)	Amounts are recorded in net trading revenue.

Schedule of Gains (Losses) on Derivatives Designated as Fair Value Hedges

	2009			2010
	Derivatives(1)	Hedged Items(1)	Hedge ineffectiveness	Derivatives(1)	Hedged items(1)	Hedge ineffectiveness
	(In millions of Korean won)
Foreign exchange derivatives	(165,271)	106,655	(58,616)	(25,764)	27,816	2,052
Interest rate derivatives	(62,411)	68,813	6,402	69,005	(60,923)	8,082
Other derivatives	(33,203)	39,497	6,294	8,088	(8,309)	(221)

Total	(260,885)	214,965	(45,920)	51,329	(41,416)	9,913

Schedule of Credit Default Swap Payout Information

2009

	Maximum Payout/ Notional	Less than 1 year	1 to 3 years	Fair value liability
	(In millions of Korean won)
Credit default swaps(1)	200,000	—	2,118	2,118

2010

	Maximum Payout/ Notional	Less than 1 year	1 to 3 years	Fair value asset
	(In millions of Korean won)
Credit default swaps(1)	200,000	1,954	—	1,954

(1)	The Company considers ratings of BBB- or higher to meet the definition of investment grade.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Future Minimum Rental Payments under Non-Cancelable Operating and Capital Lease Terms

	Operating Lease	Capital Lease
	(In millions of Korean won)

2011	115,812	183
2012	59,117	154
2013	22,424	210
2014	10,783	277
2015	6,031	—
Thereafter	2,000	—

Total	216,167	824

Financial Instruments Whose Contract Amounts Represent Credit Risk

	Contract amount
	2009	2010
	(In millions of Korean won)
Guarantees	6,225,712	5,445,132
Commercial letters of credit(1)	8,350,739	6,820,424
Unused lines of credit:
Commercial	28,560,694	28,485,828
Consumer	13,263,808	10,844,177
Credit cards	41,784,795	43,232,049

(1)	The above contains advance payment refund guarantees and others which amount to (Won)2,678,712 million and (Won)2,089,411 million as of December 31, 2009 and 2010, respectively.

Schedule of Assets Pledged As Collateral for Borrowings and Other Purposes

	2009	2010
	(In millions of Korean won)
Trading securities	1,309,212	1,464,778
Available-for-sale securities	1,189,954	896,521
Held-to-maturity securities	6,977,474	5,721,316
Other securities	278	278
Loans	4,956,728	2,130,765
Real estate	3,919	4,103
Cash	114,100	4,000

Total	14,551,665	10,221,761

Schedule of Guarantees under Fin 45 (ASC 460)

The table below summarizes all of the Company's guarantees under ASC 460 as of December 31, 2009.

	Expire within one year	Expire after one year	Total	Maximum potential amount of future payment or notional amounts
	(In millions of Korean won)
Financial guarantees	293,038	303,150	596,188	596,188
Performance guarantees	3,682,165	1,947,359	5,629,524	5,629,524
Liquidity facilities to SPEs	469,513	1,105,857	1,575,370	1,575,370
Trust Fund Guarantees	506,323	2,362,189	2,868,512	2,868,512

Total	4,951,039	5,718,555	10,669,594	10,669,594

The table below summarizes all of the Company's guarantees under ASC 460 as of December 31, 2010.

	Expire within one year	Expire after one year	Total	Maximum potential amount of future payment or notional amounts
	(In millions of Korean won)
Financial guarantees	596,203	6,272	602,475	602,475
Performance guarantees	4,114,604	728,053	4,842,657	4,842,657
Liquidity facilities to SPEs	396,050	715,112	1,111,162	1,111,162
Trust Fund Guarantees	693,512	2,260,945	2,954,457	2,954,457

Total	5,800,369	3,710,382	9,510,751	9,510,751

Maximum Potential Amount of Future Guarantee Payments

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2009.

	Investment Grade	Non-Investment Grade	Not Rated	Total
	(In millions of Korean won)
Financial guarantees	446,867	149,321	—	596,188
Performance guarantees	3,395,785	2,231,415	2,324	5,629,524
Liquidity facilities to SPEs	1,220,606	354,764	—	1,575,370
Trust Fund Guarantees	—	—	2,868,512	2,868,512

Total	5,063,258	2,735,500	2,870,836	10,669,594

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2010.

	Investment Grade	Non-Investment Grade	Not Rated	Total
	(In millions of Korean won)
Financial guarantees	475,030	127,387	58	602,475
Performance guarantees	3,255,244	1,583,399	4,014	4,842,657
Liquidity facilities to SPEs	910,450	200,712	—	1,111,162
Trust Fund Guarantees	—	—	2,954,457	2,954,457

Total	4,640,724	1,911,498	2,958,529	9,510,751

Concentrations of Geographic and Credit Risk (Tables)	12 Months Ended
Dec. 31, 2010
Concentrations of Geographic and Credit Risk
On-balance Sheet Loans and Off-balance Sheet Credit Instruments Exposure

	2009			2010
	Total credit exposure	On-balance sheet	Off-balance sheet	Total credit exposure	On-balance sheet	Off-balance sheet
	(In millions of Korean won)
Commercial and industrial loans	88,745,085	74,611,001	14,134,084	89,122,675	74,608,512	14,514,163
Construction loans	11,750,371	8,096,574	3,653,797	9,819,946	6,421,718	3,398,228
Other commercial loans	11,832,021	2,178,037	9,653,984	12,238,236	2,349,976	9,888,260
Mortgage loans	44,221,131	44,221,131	—	41,155,936	41,155,936	—
Home equity loans	30,846,737	26,457,188	4,389,549	30,653,741	29,287,399	1,366,342
Credit card loans	53,153,116	11,368,321	41,784,795	55,626,751	12,394,702	43,232,049
Other consumer loans	35,822,547	26,949,582	8,872,965	37,266,275	27,789,903	9,476,372
Foreign loans	3,463,673	2,343,550	1,120,123	3,174,215	2,487,575	686,640

Total	279,834,681	196,225,384	83,609,297	279,057,775	196,495,721	82,562,054

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Schedule of Directors with Common Relationships

Related party	Relationship in financial years	Remark
Cheil Indurstries ("Cheil")	March 2011 onwards	March 2011 onwards
SK Holdings Co., Ltd. ("SK")	March 2008 to December 2010	In December 2010, the director resigned from the Company

Schedule of Loans with Related Parties

	2009	2010
(In millions of Korean won)
Loans, January 1,	6,970	12,245
New loans	6,486	6,383
Repayments	(1,211)	(11,452)

Loans, December 31,	12,245	7,176

Schedule of Outstanding Balances and Related Income and Expenses

	2008
	Trusts(1)	DSME (4)	Money Today (4)	SK(4)	HITE (5)	LGInt (4)	Ace Tech (4)	Kolon INet(2)	Uclick (3)	Kolon Benit (2)	KB Life	ING Life	Directors (6)
	(In millions of Korean won)
Loans	—	—	—	150,000	—	101,562	2,000	35,033	—	—	—	—	6,970
Due from customers on acceptances	—	—	—	—	—	44,990	—	—	—	—	—	—	—
Receivables	14,743	—	—	—	—	—	—	—	—	—	—	—	—
Borrowings	2,775,135	—	—	—	—	—	—	—	—	—	—	—	—
Interest income on loans	—	—	5	8,295	290	2,124	68	331	38	—	9	—	956
Fees and commission income	101,274	36	—	—	—	153	—	32	—	—	47,951	10,674	—
Interest expense on borrowings	72,001	—	—	—	—	—	—	—	—	—	—	—	—
Purchase of goods and services	—	—	—	—	—	—	—	—	3,006	182	—	—	—

(1)	See Note 36
(2)	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.
(3)	The non-executive director of the Company, is the majority stockholder of Uclick.
(4)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
(5)	The non-executive director of the Company during the year was the senior advisor of the entity.
(6)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

	2009
	Trusts(1)	LGInt (4)	Aju Auto Rental (5)	Kolon INet(2)	SK(4)	Ace Tech (4)	KB Life	Uclick (3)	Kolon Benit (2)	Directors(6)
	(In millions of Korean won)
Loans	—	—	17,548	9,970	150,000	—	—	—	—	12,245
Due from customers on acceptances	—	—	—	—	—	—	—	—	—	—
Receivables	22,959	—	—	—	—	—	—	—	—	—
Borrowings	1,658,160	—	—	—	—	—	—	—	—	—
Interest income on loans	—	826	1,312	1,054	8,295	20	1	—	—	646
Fees and commission income	126,785	12	—	2	—	—	34,636	—	—	—
Interest expense on borrowings	56,438	—	—	—	—	—	—	—	—	—
Purchase of goods and services	—	—	—	—	—	—	—	603	102	—

(1)	See Note 36
(2)	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.
(3)	The non-executive director of the Company, is the majority stockholder of Uclick.
(4)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
(5)	The non-executive director of the Company during the year was the senior advisor of the entity.
(6)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

	2010
	Trusts(1)	SK(2)	Cheil(2)	KB Life	Directors(3)
	(In millions of Korean Won)
Loans	—	150,000	—	—	7,176
Due from customers on acceptances	—	—	15,716	—	—
Receivables	22,151	—	—	—	—
Borrowings	1,834,461	—	—	—	—
Interest income on loans	—	8,295	—	—	112
Fees and commission income	148,453	—	2	38,499	—
Interest expense on borrowings	32,242	—	—	—	—
Purchase of goods and services	—	—	—	—	—

(1)	See Note 36
(2)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
(3)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

Operating Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2010
Operating Subsidiaries
Schedule of Operating Subsidiaries

	Country of Incorporation	Percentage ownership
Kookmin Bank	Korea	100.00%
KB Investment & Securities Co., Ltd.	Korea	100.00%
KB Asset Management Co., Ltd.	Korea	100.00%
KB Real Estate Trust Co., Ltd.	Korea	100.00%
KB Investment Co., Ltd.	Korea	100.00%
KB Futures Co., Ltd.	Korea	100.00%
KB Credit Information Co., Ltd.	Korea	100.00%
KB Data Systems Co., Ltd.	Korea	100.00%
Kookmin Bank Hong Kong Ltd. (3)	Hong Kong	100.00%
Kookmin Bank Int'l Ltd. (3)	United Kingdom	100.00%
Kookmin Bank Cambodia PLC. (1) (3)	Cambodia	53.19%
KB Investment & Securities Hong Kong Ltd. (4)	Hong Kong	100.00%
Powernet Technologies Corporation. (2) (5)	Korea	92.64%

(1)	Kookmin Bank Cambodia PLC. newly became a subsidiary of the Company in 2009.
(2)	Powernet Technologies Corporation. newly became a subsidiary of the Company in 2010.
(3)	Indicates percentage of ownership by Kookmin Bank.
(4)	Indicates percentage of ownership by KB Investment & Securities Co., Ltd.
(5)	Indicates percentage of ownership by Chungkang Co., Ltd. that is wholly-owned by KB-Glennwood Private Equity Fund No. 1 of which KB Investment & Securities Co., Ltd. owns 0.03% of the shares.

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2010
Segment Reporting
Summary of Business Segment Results

Year ended December 31, 2008	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	13,221,279	10,795,406	35,060,413	2,420,638	4,344,574	65,842,310	(19,548,677)	(27,512,912)	18,780,721
Operating expense	11,501,353	10,996,918	34,941,864	1,938,147	3,581,537	62,959,819	(19,381,568)	(26,584,315)	16,993,936

Segment results	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785

Interest income	12,224,734	9,551,144	4,352,695	2,115,252	1,385,306	29,629,131	(12,713,112)	(1,087,577)	15,828,442
Interest expense	9,256,727	8,206,760	4,204,987	614,730	564,010	22,847,214	(13,337,045)	(150,516)	9,359,653

Net interest income (expense)	2,968,007	1,344,384	147,708	1,500,522	821,296	6,781,917	623,933	(937,061)	6,468,789

Provision for credit losses	203,038	1,351,006	12,789	98,393	163,227	1,828,453	(1,233)	486,234	2,313,454

Non-interest income	996,545	1,244,262	30,707,718	305,386	2,959,268	36,213,179	(6,835,565)	(26,425,335)	2,952,279
Non-interest expenses	1,822,477	1,384,180	30,723,017	1,166,056	2,722,721	37,818,451	(6,061,312)	(26,843,497)	4,913,642

Net non-interest income (expenses)	(825,932)	(139,918)	(15,299)	(860,670)	236,547	(1,605,272)	(774,253)	418,162	(1,961,363)
Depreciation and amortization	219,111	54,972	1,071	58,968	131,579	465,701	18,022	(76,536)	407,187

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785

Income tax expense (benefit)	472,980	(55,416)	32,600	132,686	94,400	677,250	164,832	(388,235)	453,847
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	1,246,946	(146,096)	85,949	349,805	668,637	2,205,241	(331,941)	(540,362)	1,332,938

Segments' total assets	98,796,601	91,525,828	51,037,945	11,225,114	35,429,231	288,014,719	(20,465,928)	(9,221,880)	258,326,911

(1) Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.
(2)

Figures shown in the above table for the year ended December 31, 2008 represent the consolidated income statement data of Kookmin Bank for the period between January 1, 2008 and June 30, 2008 of (Won)1,263 billion and the Company for the period between September 29, 2008 and December 31, 2008 of (Won)610 billion under Korean GAAP. However, the consolidated income statement of the Company from September 29, 2008 and December 31, 2008 includes results of all subsidiaries from July 1, 2008 to December 31, 2008 because the acquisition cost of Kookmin Bank and its subsidiaries in connection with the comprehensive stock transfer pursuant to which the Company was established has been determined as the net asset amount of Kookmin Bank and its subsidiaries as of June 30, 2008 based on Korean GAAP.

Year ended December 31, 2009	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	10,767,548	9,117,257	19,508,950	2,559,243	2,863,332	44,816,330	(14,223,088)	(13,489,676)	17,103,566
Operating expense	9,603,133	9,165,844	19,394,967	1,932,273	3,471,157	43,567,374	(13,526,540)	(13,863,321)	16,177,513

Segment results	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053

Interest income	9,889,533	8,378,695	3,846,266	2,288,233	135,708	24,538,435	(9,762,047)	(1,186,268)	13,590,120
Interest expense	7,449,611	6,556,592	3,701,876	463,649	593,218	18,764,946	(10,413,325)	(120,192)	8,231,429

Net interest income(expense)	2,439,922	1,822,103	144,390	1,824,584	(457,510)	5,773,489	651,278	(1,066,076)	5,358,691

Provision for credit losses	263,761	1,391,912	53,049	266,046	323,641	2,298,409	576	(94,992)	2,203,993

Non-interest income	878,015	738,562	15,662,684	271,010	2,727,624	20,277,895	(4,461,041)	(12,303,408)	3,513,446
Non-interest expenses	1,693,885	1,154,559	15,638,908	1,147,435	2,393,227	22,028,014	(3,131,927)	(13,585,003)	5,311,084

Net non-interest income (expenses)	(815,870)	(415,997)	23,776	(876,425)	334,397	(1,750,119)	(1,329,114)	1,281,595	(1,797,638)
Depreciation and amortization	195,876	62,781	1,134	55,143	161,071	476,005	18,136	(63,134)	431,007

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053

Income tax expense (benefit)	320,214	(13,362)	31,346	172,416	(464,782)	45,832	(20,918)	182,570	207,484
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	844,201	(35,225)	82,637	454,554	(143,043)	1,203,124	(675,630)	191,075	718,569

Segments' total assets	100,871,142	89,113,715	45,348,512	11,991,434	37,685,520	285,010,323	(22,841,873)	(8,313,018)	253,855,432

(1)	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.

Year ended December 31, 2010	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	9,735,200	8,191,828	11,046,821	2,550,892	4,128,085	35,652,826	(9,966,633)	(9,287,049)	16,399,144
Operating expense	9,104,529	8,948,482	11,128,449	1,990,770	4,352,537	35,524,767	(9,857,767)	(8,979,440)	16,687,560

Segment results	630,671	(756,654)	(81,628)	560,122	(224,452)	128,059	(108,866)	(307,609)	(288,416)

Interest income	9,018,180	7,835,889	3,353,268	2,229,997	1,066,954	23,504,288	(10,483,894)	15,605	13,035,999
Interest expense	6,719,691	5,835,431	3,431,347	428,815	518,383	16,933,667	(9,888,850)	(74,273)	6,970,544

Net interest income (expense)	2,298,489	2,000,458	(78,079)	1,801,182	548,571	6,570,621	(595,044)	89,878	6,065,455

Provision for credit losses	300,542	2,201,632	(106)	115,077	69,924	2,687,069	(41,651)	922,622	3,568,040

Non-interest income	717,020	355,939	7,693,553	320,895	3,061,131	12,148,538	517,261	(9,302,654)	3,363,145
Non-interest expenses	1,938,183	863,711	7,696,195	1,405,007	3,590,607	15,493,703	53,959	(9,758,254)	5,789,408

Net non-interest income (expenses)	(1,221,163)	(507,772)	(2,642)	(1,084,112)	(529,476)	(3,345,165)	463,302	455,600	(2,426,263)
Depreciation and amortization	146,113	47,708	1,013	41,871	173,623	410,328	18,775	(69,535)	359,568

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	630,671	(756,654)	(81,628)	560,122	(224,452)	128,059	(108,866)	(307,609)	(288,416)

Income tax expense (benefit)	152,622	(183,110)	(19,754)	135,550	(152,683)	(67,375)	(13,616)	385,099	304,108
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	478,049	(573,544)	(61,874)	424,572	(71,769)	195,434	(95,250)	(692,708)	(592,524)

Segments' total assets	99,116,624	86,755,985	45,595,806	12,333,118	41,292,855	285,094,388	(23,086,420)	(10,255,966)	251,752,002

Allowance for Loan Losses under U.S.GAAP for Each Segment

	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total
	(In millions of Korean won)

As of December 31, 2009	461,013	2,532,894	335	202,173	144,631	3,341,046
As of December 31, 2010	471,728	3,483,634	421	165,912	125,631	4,247,326

Reconciliation from Korean GAAP to U.S.GAAP of Business Segments Total Assets

	2008	2009	2010
	(In millions of Korean won)
Segments' total assets	288,014,719	285,010,323	285,094,388

U.S. GAAP adjustments	(9,221,880)	(8,313,018)	(10,255,966)

Cash and cash equivalents	604,598	(129,864)	(212,517)
Restricted cash	887,372	453,122	3,014
Interest-bearing deposits in other banks	(1,706,276)	(879,692)	(559,572)
Call loans and securities purchased under resale agreements	19,491	(447)	10,311
Trading assets	(2,933,946)	(2,409,763)	(2,878,867)
Investment	(2,132,307)	(2,526,622)	(4,345,061)
Loans (net of allowance for loan losses)	1,798,977	2,189,741	1,119,427
Premises and equipment, net	(1,727,649)	(1,728,172)	(1,733,769)
Accrued interest and dividends receivable	(147,496)	(124,553)	(227,980)
Security deposits	(2,000)	(103,477)	(77,534)
Goodwill	341,765	442,695	528,144
Other intangible assets	34,474	11,027	5,475
Other assets	(4,258,883)	(3,507,013)	(1,887,037)

Inter-segment transactions	(20,465,928)	(22,841,873)	(23,086,420)

Consolidated total assets	258,326,911	253,855,432	251,752,002

Reconciliation from Korean GAAP to U.S.GAAP of Business Segments Operating Income

	2008	2009	2010
	(In millions of Korean won)
Segments' operating income	65,842,310	44,816,330	35,652,826

U.S. GAAP adjustments:	(27,512,912)	(13,489,676)	(9,287,049)

Interest and dividend income:
Deposits in other banks	(37,278)	(48,354)	(41,126)
Loans, including fees	(925,841)	(1,004,779)	284,167
Trading assets	(139,742)	(96,340)	(48,451)
Investment securities	4,396	(38,915)	(186,902)
Call loans and securities purchased under resale agreements	10,888	2,120	7,917

	(1,087,577)	(1,186,268)	15,605

Non-interest income:
Trust fees, nets	20,980	23,701	21,586
Other fees and commission income	825,337	895,026	(397,892)
Net trading revenue	(25,837,632)	(12,061,769)	(7,498,021)
Net gain on investments	(625,070)	(190,683)	(251,702)
Other non-interest income	(808,950)	(969,683)	(1,176,625)

	(26,425,335)	(12,303,408)	(9,302,654)

Inter-segment transactions	(19,548,677)	(14,223,088)	(9,966,633)

Consolidated operating income	18,780,721	17,103,566	16,399,144

Parent Company Information (Tables)	12 Months Ended
Dec. 31, 2010
Parent Company Information
Parent Company Condensed Statement of Income

	2009	2010
	(In millions of Korean won)
Income
Dividends from subsidiaries:
Dividends from banking subsidiaries	—	95,305
Dividends from nonbanking subsidiaries	98,200	—
Interest from subsidiaries	19,244	35,200
Other income	1,041	3,257

Total income	118,485	133,762

Expense
Interest expense	55,556	53,431
Noninterest expense	45,940	37,374

Total expense	101,496	90,805

Income before income taxes and equity in undistributed earnings of subsidiaries	16,989	42,957
Income tax benefit	(229)	(367)

Income before equity in undistributed earnings of subsidiaries	17,218	43,324
Equity in undistributed earnings (losses) of subsidiaries:
Banking subsidiaries	714,773	(695,837)
Nonbanking subsidiaries	(11,350)	64,398

Total equity in undistributed earnings (losses) of subsidiaries	703,423	(631,439)

Net income(loss)	720,641	(588,115)

Parent Company Condensed Statement Of Balance Sheet

	2009	2010
	(In millions of Korean won)
Assets
Cash held at bank subsidiaries	15,363	159,995
Receivables from nonbanking subsidiaries	170,000	160,000
Investments in subsidiaries:
Banking subsidiaries	16,324,652	15,725,580
Nonbanking subsidiaries	921,929	986,626
Other assets	913,614	907,623

Total assets	18,345,558	17,939,824
Liabilities and shareholders' equity
Other borrowed funds	—	750,000
Other liabilities	7,569	143,938
Long-term debt	798,421	49,353
Shareholders' equity	17,539,568	16,996,533

Total liabilities and shareholders' equity	18,345,558	17,939,824

Parent Company Condensed Statement Of Cash Flows

	2009	2010
	( I n millions of Korean won )

Operating activities
Net income (loss)	720,641	(588,115)
Reconciliation of net income (loss) to net cash provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(703,423)	631,439
Other operating activities, net	(818,249)	239,693

Net cash provided by (used in) operating activities	(801,031)	283,017

Investing activities

Net payments from (to) subsidiaries	(270,000)	10,000
Other investing activities, net	(86,401)	(69,488)

Net cash used in investing activities	(356,401)	(59,488)

Financing activities
Net decrease in commercial paper and other short-term borrowings	(232,000)	—
Proceeds from issuance of long-term debt	299,066	—
Proceeds from issuance of common stock	1,103,883	—
Cash dividends paid	—	(78,897)

Net cash provided by financing activities	1,170,949	(78,897)

Net increase in cash held at bank subsidiaries	13,517	144,632
Cash held at bank subsidiaries at January 1	1,846	15,363

Cash held at bank subsidiaries at December 31	15,363	159,995

General Information and Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Capitalized Software [Member]	Dec. 31, 2010 Core Deposits and Credit Card Relationship Intangible [Member]	Dec. 31, 2010 American Depository Shares [Member]
ADS shares listed on New York Stock Exchange						40,353,823
Percent of ADS shares to total shares issued						10.44%
Paid-in capital	$ 1,708,614,000	1,931,758,000,000	1,931,758,000,000
Common shares issued	386,351,693	386,351,693	386,351,693
Fair value of collaterals		1,962,945,000,000	1,590,188,000,000
Estimated useful lives of intangible, years, Maximum				5	10
Estimated useful lives of intangible, years, Minimum				4	6
Rate of South Korean Won to United States Dollar	$ 1	1,130.6

General Information and Summary of Significant Accounting Policies (Schedule of Estimated Useful Lives of Premises and Equipment) (Details)	12 Months Ended
Dec. 31, 2010
Buildings [Member]
Estimated useful life	40
Equipment and Furniture [Member]
Estimated useful life, minimum	3
Estimated useful life, maximum	6
Leasehold Improvements [Member]
Estimated useful life, minimum	1
Estimated useful life, maximum	5
Leased Property under Capital Leases [Member]
Estimated useful life	4

Recently Issued Accounting Standards (Details) (KRW) In Millions	12 Months Ended
Dec. 31, 2009
Recently Issued Accounting Standards
Decrease in shareholder's equity, as a result of adoption of SFAS No. 167	14,195
Decrease in total assets, as a result of adoption of SFAS No. 167	84,282
Decrease in total liabilities, as a result of adoption of SFAS No. 167	70,087

Business Development (Narrative) (Details) In Millions, except Share data, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Kookmin Bank [Member]	Dec. 31, 2009 Kookmin Bank [Member]	Dec. 31, 2008 Kookmin Bank [Member]	Mar. 11, 2008 KB Investments and Securities Co., Ltd. [Member] KRW	Dec. 31, 2010 Khmer Union Bank [Member]	Dec. 29, 2010 Khmer Union Bank [Member] KRW	May 04, 2009 Khmer Union Bank [Member] KRW	Jun. 22, 2009 KB Life Insurance Co-Ltd [Member]	Feb. 28, 2010 JSC Bank CenterCredit [Member]	Jan. 31, 2010 JSC Bank CenterCredit [Member]	Dec. 31, 2010 JSC Bank CenterCredit [Member]	Dec. 31, 2008 JSC Bank CenterCredit [Member]	Aug. 31, 2008 JSC Bank CenterCredit [Member]	Dec. 31, 2008 KB Financial Group [Member]	Feb. 12, 2010 Powernet Technologies Co Ltd [Member]	Feb. 12, 2010 Powernet Technologies Co Ltd [Member] KRW
Number of shares acquired by Kookmin Bank						9,580,000			132,600						29,972,840	73,607,601
Common stock outstanding	343,028,989	343,028,989
Common shares of the holding company retained by wholly-owned subsidiary			43,322,704		47,407,671
Common shares issued	386,351,693	386,351,693
Number of shares of holding company disposed of by wholly-owned subsidiary				4,084,967	26,199,930
Value of shares acquired						267,554		2,141	9,969									76,392
Common stock, voting rights						95.8	53.19										92.64
Number of convertible preferred shares acquired											24,571,396	11,990,069
Additional number of shares acquired								37,602			3,886,574			14,163,836
Ownership interest										51.00%			41.93%
Purchase price of assets and liabilities																		76,392
Value of per share acquired																		2,122
Goodwill																		6,454

Restricted Cash (Restricted Cash) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Restricted Cash
Reserve deposits with the Bank of Korea		2,822,548,000,000	5,734,677,000,000
Other		536,917,000,000	315,564,000,000
Total restricted cash	$ 2,971,400,000	3,359,465,000,000	6,050,241,000,000

Call Loans and Securities Purchased under Resale Agreements (Call Loans and Securities Purchased under Resale Agreements) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Call Loans and Securities Purchased under Resale Agreements
Call loans	919,529	[1]	446,142	[1]
Securities purchased under resale or similar arrangements	1,930,000	[2]	1,590,000	[2]
Total	2,849,529		2,036,142

[1]	Call loans are short-term lending among banks and financial institutions, with maturities of 90 days or less for call loans in won currency and 30 days or less for call loans in foreign currencies. Typically, call loans have maturities of one day.
[2]	The Company enters into short-term purchases of securities under agreements to resell substantially identical securities and classified these agreements as secured lending transactions.

Trading Assets and Liabilities (Trading Assets and Liabilities, at Fair Value) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Trading Assets [Member]
Korean treasury and government agencies	910,651	1,358,812
Financial institutions	2,285,452	2,699,415
Corporate	151,091	31,216
Asset-backed securities	171,712	116,450
Equity securities	176,213	254,349
Total debt and equity securities	3,695,119	4,460,242
Foreign exchange spot contracts	1,415	2,878
Foreign exchange derivatives	1,747,629	2,592,510
Interest rate derivatives	596,004	573,309
Equity derivatives	38,949	86,267
Credit derivatives	1,954	2,118
Commodity derivatives		2,410
Other	3,743	1,821
Total derivative instruments and foreign exchange spot contracts	2,389,694	3,261,313
Total trading assets	6,084,813	7,721,555
Trading Liabilities [Member]
Foreign exchange spot contracts	1,839	2,812
Foreign exchange derivatives	1,110,304	1,751,492
Interest rate derivatives	732,425	814,637
Equity derivatives	141,501	321,803
Credit derivatives
Commodity derivatives		2,386
Other	3,513	5,306
Securities sold short, not yet purchased	1,279,869	1,347,668
Total trading liabilities	3,269,451	4,246,104

Net Trading Revenue (Net Trading Revenue) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total net trading revenue	397,921	164,612	104,141
Net unrealized holding losses on trading securities		37,405
Net unrealized holding gains on trading securities	18,281		74,578
Debt Securities [Member]
Total net trading revenue	(29,677)	(12,538)	134,163
Equity Securities [Member]
Total net trading revenue	38,037	(3,768)	(65,663)
Foreign Exchange Spot Contracts [Member]
Total net trading revenue	(368,713)	98,101	(143,961)
Derivative Instruments [Member]
Total net trading revenue	758,274	82,817	179,602

Investments (Narrative) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Recognized net gains (losses) on venture capital securities and other securities	(97,058)	95,316	281,648
Proceeds from sale and maturities of available-for-sale securities	23,794,622	33,065,165	21,716,908
Unrealized loss on not other than temporary debt and equity securities	35,088	138,916
Gross realized gains on available-for-sale securities	178,043	191,945	97,930
Gross realized losses on available-for-sale securities	3,616	14,645	38,370
Available-for-Sale Securities [Member]
Asset impairment charges	1,515	6,667	224,925
Held-to-Maturity Securities [Member]
Asset impairment charges	901	8,208	17,218
Other Securities [Member]
Asset impairment charges	145,450	247	205,681
Collateralized Debt Obligations [Member]
Total exposures to asset-backed CDOs	435	12,133
Asset impairment charges	901	10,138
BOK, KDB and KOFC [Member]
Fair value of available-for-sale debt securities from financial institutions	2,733,264	2,993,060
Amortized cost of held-to-maturity debt securities	360,106	772,661

Investments (Schedule of Investments) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
Investments
Available-for-sale securities		18,636,261,000,000		18,710,792,000,000
Held-to-maturity securities		13,075,976,000,000		12,609,767,000,000
Venture capital securities		79,456,000,000	[1]	79,228,000,000	[1]
Other securities		2,119,722,000,000	[2]	1,845,604,000,000	[2]
Total investments	$ 29,994,175,000	33,911,415,000,000		33,245,391,000,000

[1]	Securities held by KB Investment Co., Ltd., a subsidiary engaged in venture capital activities.
[2]	Other securities comprised of equity securities without readily determinable fair values or with sales restrictions exceeding one year, and investments accounted for under the equity method.

Investments (Amortized Cost and Fair Value of Available-For-Sale and Held-To-Maturity Securities and Related Gross Unrealized Gains and Losses) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities, Amortized Cost	18,063,376	18,295,938
Available-for-sale securities, Gross Unrealized Gains	598,851	515,240
Available-for-sale securities, Gross Unrealized Losses	(25,966)	(100,386)
Available-for-sale securities, Fair Value	18,636,261	18,710,792
Held-to-maturity securities, Amortized Cost	13,075,976	12,609,767
Held-to-maturity securities, Gross Unrealized Gains	405,680	161,041
Held-to-maturity securities, Gross Unrealized Losses	(9,122)	(38,530)
Held-to-maturity securities, Fair Value	13,472,534	12,732,278
Debt Securities [Member] | Korean Treasury and Government Agencies [Member]
Available-for-sale securities, Amortized Cost	8,093,940	7,854,735
Available-for-sale securities, Gross Unrealized Gains	123,560	67,843
Available-for-sale securities, Gross Unrealized Losses	(4,283)	(30,976)
Available-for-sale securities, Fair Value	8,213,217	7,891,602
Held-to-maturity securities, Amortized Cost	10,524,954	8,991,806
Held-to-maturity securities, Gross Unrealized Gains	333,178	106,419
Held-to-maturity securities, Gross Unrealized Losses	(7,250)	(34,254)
Held-to-maturity securities, Fair Value	10,850,882	9,063,971
Debt Securities [Member] | Corporate [Member]
Available-for-sale securities, Amortized Cost	1,264,179	1,182,982
Available-for-sale securities, Gross Unrealized Gains	29,776	104,782
Available-for-sale securities, Gross Unrealized Losses	(8,922)	(6,247)
Available-for-sale securities, Fair Value	1,285,033	1,281,517
Held-to-maturity securities, Amortized Cost	572,838	379,607
Held-to-maturity securities, Gross Unrealized Gains	14,755	3,783
Held-to-maturity securities, Gross Unrealized Losses	(674)	(1,448)
Held-to-maturity securities, Fair Value	586,919	381,942
Debt Securities [Member] | Financial Institutions [Member]
Available-for-sale securities, Amortized Cost	5,945,592	6,335,659
Available-for-sale securities, Gross Unrealized Gains	67,230	84,398
Available-for-sale securities, Gross Unrealized Losses	(12,590)	(15,294)
Available-for-sale securities, Fair Value	6,000,232	6,404,763
Held-to-maturity securities, Amortized Cost	1,585,449	2,994,994
Held-to-maturity securities, Gross Unrealized Gains	52,167	47,537
Held-to-maturity securities, Gross Unrealized Losses	(594)	(2,828)
Held-to-maturity securities, Fair Value	1,637,022	3,039,703
Debt Securities [Member] | Asset-Backed Securities [Member]
Available-for-sale securities, Amortized Cost	1,801,965	1,998,573
Available-for-sale securities, Gross Unrealized Gains	8,844	1,082
Available-for-sale securities, Gross Unrealized Losses	(171)	(1,372)
Available-for-sale securities, Fair Value	1,810,638	1,998,283
Held-to-maturity securities, Amortized Cost	392,735	243,360
Held-to-maturity securities, Gross Unrealized Gains	5,580	3,302
Held-to-maturity securities, Gross Unrealized Losses	(604)
Held-to-maturity securities, Fair Value	397,711	246,662
Debt Securities [Member]
Available-for-sale securities, Amortized Cost	17,105,676	17,371,949
Available-for-sale securities, Gross Unrealized Gains	229,410	258,105
Available-for-sale securities, Gross Unrealized Losses	(25,966)	(53,889)
Available-for-sale securities, Fair Value	17,309,120	17,576,165
Equity Securities [Member]
Available-for-sale securities, Amortized Cost	957,700	923,989
Available-for-sale securities, Gross Unrealized Gains	369,441	257,135
Available-for-sale securities, Gross Unrealized Losses		(46,497)
Available-for-sale securities, Fair Value	1,327,141	1,134,627

Investments (Schedule of Impairment Losses on Debt Securities) (Details) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Total other-than-temporary impairment losses (unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	2,416
Less : Unrealized other-than-temporary impairment losses recognized in OCI
Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	2,416
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery
Total impairment losses recognized in earnings	2,416
Available-for-Sale Securities [Member]
Total other-than-temporary impairment losses (unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	1,515
Less : Unrealized other-than-temporary impairment losses recognized in OCI
Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	1,515
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery
Total impairment losses recognized in earnings	1,515
Held-to-Maturity Securities [Member]
Total other-than-temporary impairment losses (unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	901
Less : Unrealized other-than-temporary impairment losses recognized in OCI
Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	901
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery
Total impairment losses recognized in earnings	901

Investments (Rollforward of Credit Loss Component of OTTI Losses Recognized in Income) (Details) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Investments
Balance, beginning of period	71,441
Credit impairment recognized in earnings on securities	2,416
Reductions due to sales of credit impaired securities sold or matured	(10,070)
Balance, end of period	63,787

Investments (Summary of Gross Unrealized Losses and Fair Value of Investment Securities in a Continuous Loss Position) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	3,575,869	10,062,916
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(10,166)	(85,336)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value	188,132	307,798
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(15,800)	(15,050)
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	3,764,001	10,370,714
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(25,966)	(100,386)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	985,813	1,785,478
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(9,062)	(24,921)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value	3,716	929,135
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(60)	(13,609)
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	989,529	2,714,613
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(9,122)	(38,530)
Total temporarily impaired securities, continuous unrealized loss position, Less than 12 months, Fair value	4,561,682	11,848,394
Total temporarily impaired securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(19,228)	(110,257)
Total temporarily impaired securities, continuous unrealized loss position, 12 months or longer, Fair value	191,848	1,236,933
Total temporarily impaired securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(15,860)	(28,659)
Total temporarily impaired securities, continuous unrealized loss position, Fair value	4,753,530	13,085,327
Total temporarily impaired securities, continuous unrealized loss position, Gross unrealized losses	(35,088)	(138,916)
Debt Securities [Member] | Korean Treasury and Government Agencies [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	920,872	3,950,885
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(3,954)	(29,367)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value	10,991	66,864
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(329)	(1,609)
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	931,863	4,017,749
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(4,283)	(30,976)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	650,651	1,541,618
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(7,190)	(23,354)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value	3,716	721,816
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(60)	(10,900)
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	654,367	2,263,434
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(7,250)	(34,254)
Debt Securities [Member] | Corporate [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	502,477	306,986
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(3,000)	(1,953)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value	74,093	99,433
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(5,922)	(4,294)
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	576,570	406,419
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(8,922)	(6,247)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	90,884	129,196
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(674)	(1,187)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value		29,714
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses		(261)
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	90,884	158,910
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(674)	(1,448)
Debt Securities [Member] | Financial Institutions [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	2,116,284	3,701,037
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(3,041)	(6,147)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value	103,048	141,471
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(9,549)	(9,147)
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	2,219,332	3,842,508
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(12,590)	(15,294)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	154,882	112,664
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(594)	(380)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value		177,605
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses		(2,448)
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	154,882	290,269
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(594)	(2,828)
Debt Securities [Member] | Asset-Backed Securities [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	36,236	1,876,366
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(171)	(1,372)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	36,236	1,876,366
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(171)	(1,372)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	89,396	2,000
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(604)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	89,396	2,000
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(604)
Equity Securities [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value		227,642
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses		(46,497)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value		30
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses
Available-for-sale securities, continuous unrealized loss position, Total, Fair value		227,672
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses		(46,497)

Investments (Schedule of Expected Maturity Distribution of Debt Securities) (Details) (KRW) In Millions	Dec. 31, 2010
Investments
Available-for-sale debt securities, Due in one year or less, Amortized cost	5,641,694
Available-for-sale debt securities, Due after one year through five years, Amortized cost	9,384,244
Available-for-sale debt securities, Due after five years through ten years, Amortized cost	500,764
Available-for-sale debt securities, Due after ten years, Amortized cost	1,578,974
Total, Available-for-sale debt securities, Amortized cost	17,105,676
Available-for-sale debt securities, Due in one year or less, Fair value	5,698,191
Available-for-sale debt securities, Due after one year through five years, Fair value	9,490,550
Available-for-sale debt securities, Due after five years through ten years, Fair value	535,213
Available-for-sale debt securities, Due after ten years, Fair value	1,585,166
Total, Available-for-sale debt securities, Fair value	17,309,120
Held-to-maturity debt securities, Due within one year or less, Amortized cost	1,704,886
Held-to-maturity debt securities, Due after one year through five years, Amortized cost	8,581,717
Held-to-maturity debt securities, Due after five years through ten years, Amortized cost	2,688,712
Held-to-maturity debt securities, Due after ten years, Amortized cost	100,661
Total, Held-to-maturity debt securities, Amortized cost	13,075,976
Held-to-maturity debt securities, Due in one year or less, Fair value	1,723,891
Held-to-maturity debt securities, Due after one year through five years, Fair value	8,859,141
Held-to-maturity debt securities, Due after five years through ten years, Fair value	2,784,603
Held-to-maturity debt securities, Due after ten years, Fair value	104,899
Total, Held-to-maturity securities, Fair value	13,472,534

Investments (Fair Value of Beneficiary Certificates for Private Equity Funds) (Details) In Millions	Dec. 31, 2010 KRW
Investments
Private equity fund, Fair Value	45,895
Private equity fund, Unfunded commitments	260,252
Private equity fund, Redemption frequency, years
Private equity fund, Redemption notice period, years

Variable Interest Entities (Narrative) (Details) (KRW) In Millions	12 Months Ended
Dec. 31, 2009
Variable Interest Entities
Net effect of accounting change, decrease in shareholder's equity, net-of-tax	14,195
Net effect of accounting change, decrease in total assets	84,282
Net effect of accounting change, decrease in total liabilities	70,087

Variable Interest Entities (Carrying Amount of Assets and Liabilities Held by VIEs) (Details) In Thousands	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2008 KRW	Dec. 31, 2010 Assets Held by VIEs [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] KRW	Dec. 31, 2010 Assets Held by VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2010 Assets Held by VIEs [Member] Liquidity Provided to VIEs [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] Liquidity Provided to VIEs [Member] KRW	Dec. 31, 2010 Assets Held by VIEs [Member] Investment Trusts [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] Investment Trusts [Member] KRW	Dec. 31, 2010 Assets Held by VIEs [Member] Other [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] Other [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] Liquidity Provided to VIEs [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] Liquidity Provided to VIEs [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] Investment Trusts [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] Investment Trusts [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] Other [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] Other [Member] KRW
Investments	$ 29,994,175		33,911,415,000		33,245,391,000			1,535,076,000	267,613,000		23,252,000			1,249,956,000	27,601,000	285,120,000	216,760,000
Loans	170,658,959	[1]	192,947,019,000	[1]	193,454,326,000	[1]		583,501,000	1,008,213,000	583,158,000	904,605,000		88,266,000	343,000	436,000		14,906,000
Other assets	1,034,160		1,169,221,000		1,467,663,000			100,297,000	167,338,000	54,152,000	165,866,000		155,000	45,872,000	1,131,000	273,000	186,000
Total assets	222,671,151		251,752,002,000		253,855,432,000		258,326,911,000	2,218,874,000	1,443,164,000	637,310,000	1,093,723,000		88,421,000	1,296,171,000	29,168,000	285,393,000	231,852,000
Long-term debt	26,605,460		30,080,132,000		39,569,909,000														47,695,000				521,000				47,174,000
Other borrowed funds	7,761,543		8,775,200,000		8,176,286,000													47,000,000								47,000,000
Secured borrowings	2,344,833		2,651,069,000		4,669,728,000													556,925,000	948,379,000	556,925,000	878,481,000		69,898,000
Other liabilities	3,383,651		3,825,556,000		3,354,760,000													82,568,000	17,666,000	20,883,000	4,350,000		2,543,000	51,501,000	1,248,000	10,184,000	9,525,000
Total	$ 207,603,446		234,716,456,000		236,279,157,000													686,493,000	1,013,740,000	577,808,000	882,831,000		72,962,000	51,501,000	1,248,000	57,184,000	56,699,000

[1]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).

Variable Interest Entities (The Total Assets, Liabilities and Maximum Exposure to Loss as a Result of the Involvement in Significant VIEs) (Details)	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2008 KRW	Dec. 31, 2010 Unconsolidated VIEs [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] KRW		Dec. 31, 2010 Unconsolidated VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2010 Unconsolidated VIEs [Member] Liquidity Provided to VIEs [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] Liquidity Provided to VIEs [Member] KRW		Dec. 31, 2010 Unconsolidated VIEs [Member] VIEs Created for Structured Financing [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] VIEs Created for Structured Financing [Member] KRW		Dec. 31, 2010 Unconsolidated VIEs [Member] Investment Trusts [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] Investment Trusts [Member] KRW		Dec. 31, 2010 Unconsolidated VIEs [Member] Other [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] Other [Member] KRW
Investment Securities	$ 29,994,175,000		33,911,415,000,000		33,245,391,000,000			1,309,774,000,000		964,999,000,000					61,001,000,000		9,387,000,000		24,777,000,000		24,227,000,000		1,086,930,000,000		861,217,000,000		137,066,000,000		70,168,000,000
Loans	170,658,959,000	[1]	192,947,019,000,000	[1]	193,454,326,000,000	[1]		3,625,588,000,000		4,330,752,000,000					154,236,000,000		54,767,000,000		3,384,163,000,000		4,239,641,000,000						87,189,000,000		36,344,000,000
Other assets	1,034,160,000		1,169,221,000,000		1,467,663,000,000			137,846,000,000		1,118,000,000							23,000,000				1,095,000,000		137,818,000,000				28,000,000
Total assets involvement	222,671,151,000		251,752,002,000,000		253,855,432,000,000		258,326,911,000,000	5,073,208,000,000		5,296,869,000,000					215,237,000,000		64,177,000,000		3,408,940,000,000		4,264,963,000,000		1,224,748,000,000		861,217,000,000		224,283,000,000		106,512,000,000
Other liabilities	3,383,651,000		3,825,556,000,000		3,354,760,000,000			650,884,000,000		799,838,000,000		111,850,000,000		117,368,000,000	46,000,000		3,002,000,000		401,165,000,000		398,801,000,000		137,818,000,000		280,667,000,000		5,000,000
Total liabilities involvement	207,603,446,000		234,716,456,000,000		236,279,157,000,000			650,884,000,000		799,838,000,000		111,850,000,000		117,368,000,000	46,000,000		3,002,000,000		401,165,000,000		398,801,000,000		137,818,000,000		280,667,000,000		5,000,000
Total assets of VIE								44,319,247,000,000		43,091,977,000,000		420,618,000,000		501,713,000,000	2,999,282,000,000		2,761,518,000,000		23,781,663,000,000		24,144,455,000,000		11,644,974,000,000		10,210,958,000,000		5,472,710,000,000		5,473,333,000,000
Maximum exposure								11,704,308,000,000	[2]	12,692,703,000,000	[3]		[2]		1,407,555,000,000	[2]	1,667,999,000,000	[3]	5,061,744,000,000	[2]	6,272,058,000,000	[3]	5,007,724,000,000	[2]	4,643,434,000,000	[3]	227,285,000,000	[2]	109,212,000,000	[3]

[1]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).
[2]	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2010.
[3]	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2009.

Loans (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Korea Housing Finance Corporation [Member] KRW	Dec. 31, 2009 Korea Housing Finance Corporation [Member] KRW
Collaterals for loan restructuring, fair value	52,486	10,716	40
Financing receivable, modifications, number of contracts	58	51	13
Aggregate book value of restructured loans	70,347	26,660	4,777
Aggregate charge-offs on loans	17,861	15,944	4,737
Loans transferred, average contractual maturity period (years)				20
Mortgage loans sold				524,997	471,960
Servicing fee income, mortgage loans sold	15,668	16,465
Loans held for sale	73,460	201,275

Loans (Composition of Loan Portfolio) (Details)	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Korean Government and Government Related Agencies [Member] KRW	Dec. 31, 2009 Korean Government and Government Related Agencies [Member] KRW	Dec. 31, 2010 Foreign Commercial Loans [Member] KRW	Dec. 31, 2010 Foreign Consumer Loans [Member] KRW
Commercial and industrial			74,608,512,000,000	[1]	74,611,001,000,000	[1]	54,303,000,000	29,359,000,000
Construction			6,421,718,000,000		8,096,574,000,000
Other commercial			2,349,976,000,000	[2]	2,178,037,000,000	[2]
Mortgage			41,155,936,000,000		44,221,131,000,000
Home equity			29,287,399,000,000		26,457,188,000,000
Other consumer			27,789,903,000,000	[3]	26,949,582,000,000	[3]
Credit cards			12,394,702,000,000		11,368,321,000,000
Foreign			2,487,575,000,000	[4]	2,343,550,000,000	[4]			2,421,894,000,000	65,681,000,000
Gross loans			196,495,721,000,000	[5]	196,225,384,000,000
Deferred origination costs, net			698,624,000,000		569,988,000,000
Less: Allowance for loan losses	(3,756,701,000)		(4,247,326,000,000)		(3,341,046,000,000)
Total Loans, net	170,658,959,000	[6]	192,947,019,000,000	[6]	193,454,326,000,000	[6]
Pledged loans			2,130,765,000,000		4,956,728,000,000

[1]	Commercial and industrial loans include (Won)29,359 million and (Won)54,303 million of loans to the Korean government and government related agencies as of December 31, 2009 and 2010, respectively.
[2]	Other commercial loans include bills bought in foreign currency and overdrafts.
[3]	Other consumer loans include personal overdrafts and loans with principal due at maturity.
[4]	Foreign loans consist of (Won)2,421,894 million of commercial loans and (Won)65,681 million of consumer loans
[5]	Includes loans that have been modified in a Troubled Debt Restructuring (TDR). TDRs are treated as performing loans and returned to current status at the time of modification. TDRs are subsequently measured for delinquency based on the modified contractual terms of the loan.
[6]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).

Loans (Loan Delinquency) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Less than 1 months past due	1,520,056	[1]
1 ~ 3 months past due	720,043	[1]
3 ~ 6 months past due	597,621	[1]
6 months or more past due	718,839	[1]
Total past due	3,556,559	[1]
Current	192,939,162	[1],[2]
Total loans	196,495,721	[1]	196,225,384
Commercial [Member]
Total loans	85,802,100
Commercial [Member] | Domestic [Member] | Commercial and Industrial [Member]
Less than 1 months past due	267,884
1 ~ 3 months past due	236,031
3 ~ 6 months past due	343,751
6 months or more past due	422,585
Total past due	1,270,251
Current	73,338,261	[2]
Total loans	74,608,512
Commercial [Member] | Domestic [Member] | Construction [Member]
Less than 1 months past due	28,235
1 ~ 3 months past due	81,005
3 ~ 6 months past due	21,575
6 months or more past due	117,257
Total past due	248,072
Current	6,173,646	[2]
Total loans	6,421,718
Commercial [Member] | Domestic [Member] | Other Commercial [Member]
Less than 1 months past due	503
1 ~ 3 months past due	933
3 ~ 6 months past due	55
6 months or more past due	1,849
Total past due	3,340
Current	2,346,636	[2]
Total loans	2,349,976
Consumer [Member]
Total loans	98,298,919
Consumer [Member] | Domestic [Member] | Mortgage [Member]
Less than 1 months past due	523,570
1 ~ 3 months past due	156,440
3 ~ 6 months past due	134,669
6 months or more past due	55,892
Total past due	870,571
Current	40,285,365	[2]
Total loans	41,155,936
Consumer [Member] | Domestic [Member] | Home Equity [Member]
Less than 1 months past due	258,201
1 ~ 3 months past due	42,062
3 ~ 6 months past due	29,272
6 months or more past due	30,110
Total past due	359,645
Current	28,927,754	[2]
Total loans	29,287,399
Consumer [Member] | Domestic [Member] | Other Consumer [Member]
Less than 1 months past due	260,074
1 ~ 3 months past due	114,155
3 ~ 6 months past due	53,214
6 months or more past due	85,953
Total past due	513,396
Current	27,276,507	[2]
Total loans	27,789,903
Domestic [Member] | Credit Cards [Member]
Less than 1 months past due	161,687
1 ~ 3 months past due	89,417
3 ~ 6 months past due	15,085
6 months or more past due	149
Total past due	266,338
Current	12,128,364	[2]
Total loans	12,394,702
Foreign [Member]
Less than 1 months past due	19,902
6 months or more past due	5,044
Total past due	24,946
Current	2,462,629	[2]
Total loans	2,487,575

[1]	Includes loans that have been modified in a Troubled Debt Restructuring (TDR). TDRs are treated as performing loans and returned to current status at the time of modification. TDRs are subsequently measured for delinquency based on the modified contractual terms of the loan.
[2]	Loans which principal or interest payments are not contractually one day past due are considered current.

Loans (Summary of Loans on Non-Accrual Status and Accruing Loans Past Due One or More Days by Class) (Details) (KRW) In Millions	Dec. 31, 2010
1 or more day past due and still accruing	284,922	[1]
Nonaccrual loan	5,038,883
Commercial [Member]
Loans past due 90 days or more and still accruing	6,908
Commercial [Member] | Domestic [Member] | Commercial and Industrial [Member]
1 or more day past due and still accruing	60,725	[1]
Nonaccrual loan	2,007,749
Commercial [Member] | Domestic [Member] | Construction [Member]
1 or more day past due and still accruing	14,462	[1]
Nonaccrual loan	697,788
Commercial [Member] | Domestic [Member] | Other Commercial [Member]
Nonaccrual loan	6,810
Consumer [Member]
Loans past due 90 days or more and still accruing	57,068
Consumer [Member] | Domestic [Member] | Mortgage [Member]
1 or more day past due and still accruing	110,453	[1]
Nonaccrual loan	1,022,998
Consumer [Member] | Domestic [Member] | Home Equity [Member]
Nonaccrual loan	497,080
Consumer [Member] | Domestic [Member] | Other Consumer [Member]
1 or more day past due and still accruing	91,310	[1]
Nonaccrual loan	559,648
Domestic [Member] | Credit Cards [Member]
Nonaccrual loan	246,810
Foreign [Member]
1 or more day past due and still accruing	7,972	[1]
Loans past due 90 days or more and still accruing	0
Credit Cards [Member]
Loans past due 90 days or more and still accruing	0

[1]	Commercial, consumer, credit cards, foreign past due 90 days or more and still accruing amounted to (Won)6,908 million, (Won)57,068 million, (Won)0 million and (Won)0 million, respectively.

Loans (Credit Quality Indicators Related To Company's Commercial Loans, Consumer Loans, and Credit Cards Loans Portfolio Segments) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Commercial and industrial	74,608,512	[1]	74,611,001	[1]
Construction	6,421,718		8,096,574
Other commercial	2,349,976	[2]	2,178,037	[2]
Mortgage	41,155,936		44,221,131
Home equity	29,287,399		26,457,188
Other consumer	27,789,903	[3]	26,949,582	[3]
Foreign	2,487,575	[4]	2,343,550	[4]
Credit cards	12,394,702		11,368,321
Commercial [Member]
Commercial and industrial	74,608,512
Construction	6,421,718
Other commercial	2,349,976
Foreign	2,421,894
Total commercial	85,802,100
Commercial [Member] | Investment Grade [Member]
Commercial and industrial	26,050,125
Construction	1,814,695
Other commercial	1,900,006
Foreign	1,086,355
Total commercial	30,851,181
Commercial [Member] | Non-Investment Grade [Member]
Commercial and industrial	48,558,387	[5]
Construction	4,607,023	[5]
Other commercial	449,970	[5]
Foreign	1,335,539	[5]
Total commercial	54,950,919	[5]
Consumer [Member]
Mortgage	41,155,936
Home equity	29,287,399
Other consumer	27,789,903
Foreign	65,681
Total consumer	98,298,919
Consumer [Member] | Normal [Member]
Mortgage	40,514,528
Home equity	28,996,624
Other consumer	27,264,573
Foreign	64,399
Total consumer	96,840,124
Consumer [Member] | Precautionary [Member]
Mortgage	331,228
Home equity	166,837
Other consumer	350,930
Total consumer	848,995
Consumer [Member] | Substandard [Member]
Mortgage	96,368
Home equity	107,950
Other consumer	64,177
Foreign	923
Total consumer	269,418
Consumer [Member] | Doubtful [Member]
Mortgage	193,292
Home equity	11,189
Other consumer	95,081
Foreign	338
Total consumer	299,900
Consumer [Member] | Estimated Loss [Member]
Mortgage	20,250
Home equity	4,799
Other consumer	15,142
Foreign	21
Total consumer	40,482
Normal [Member]
Credit cards	12,153,081
Precautionary [Member]
Credit cards	179,591
Substandard [Member]
Credit cards	3,531
Doubtful [Member]
Credit cards	38,013
Estimated Loss [Member]
Credit cards	20,486

[1]	Commercial and industrial loans include (Won)29,359 million and (Won)54,303 million of loans to the Korean government and government related agencies as of December 31, 2009 and 2010, respectively.
[2]	Other commercial loans include bills bought in foreign currency and overdrafts.
[3]	Other consumer loans include personal overdrafts and loans with principal due at maturity.
[4]	Foreign loans consist of (Won)2,421,894 million of commercial loans and (Won)65,681 million of consumer loans
[5]	Not-rated loans are included in Non-investment grade category.

Loans (Summary of Impaired Loans) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010
Unpaid Principal Balance	4,439,823
Impaired loans	3,864,094	[1],[2]
Impaired loans with related allowance for credit losses	3,715,179
Related allowance for credit losses	2,004,491
Commercial [Member] | Domestic [Member] | Commercial and Industrial [Member]
Unpaid Principal Balance	3,021,271
Impaired loans	2,507,401	[1],[2]
Impaired loans with related allowance for credit losses	2,403,642
Related allowance for credit losses	1,197,221
Commercial [Member] | Domestic [Member] | Construction [Member]
Unpaid Principal Balance	1,310,135
Impaired loans	1,248,698	[1],[2]
Impaired loans with related allowance for credit losses	1,229,476
Related allowance for credit losses	787,881
Commercial [Member] | Domestic [Member] | Other Commercial [Member]
Unpaid Principal Balance	42,478
Impaired loans	42,060	[1],[2]
Impaired loans with related allowance for credit losses	41,266
Related allowance for credit losses	6,724
Consumer [Member] | Domestic [Member] | Mortgage [Member]
Unpaid Principal Balance	59
Impaired loans	59	[1],[2]
Impaired loans with related allowance for credit losses	59
Related allowance for credit losses	2
Consumer [Member] | Domestic [Member] | Home Equity [Member]
Unpaid Principal Balance	2
Impaired loans	2	[1],[2]
Impaired loans with related allowance for credit losses	2
Consumer [Member] | Domestic [Member] | Other Consumer [Member]
Unpaid Principal Balance	3,337
Impaired loans	3,337	[1],[2]
Impaired loans with related allowance for credit losses	3,337
Related allowance for credit losses	935
Domestic [Member] | Credit Cards [Member]
Unpaid Principal Balance	19,245
Impaired loans	19,241	[1],[2]
Impaired loans with related allowance for credit losses	19,241
Related allowance for credit losses	3,036
Foreign [Member]
Unpaid Principal Balance	43,296
Impaired loans	43,296	[1],[2]
Impaired loans with related allowance for credit losses	18,156
Related allowance for credit losses	8,692
Impaired loan related to troubled debt restructurings	0
Commercial [Member]
Impaired loan related to troubled debt restructurings	466,130
Consumer [Member]
Impaired loan related to troubled debt restructurings	3,398
Credit Cards [Member]
Impaired loan related to troubled debt restructurings	19,241

[1]	Impaired loans exclude net deferred loan origination fees and costs.
[2]	Impaired loans include (Won)466,130, (Won)3,398, (Won)19,241, and (Won)0 million of commercial, consumer, credit cards and foreign loans related to troubled debt restructurings, respectively.

Loans (Average Balance of Impaired Loans and the Amount of Interest Income Recognized on Impaired Loans after Impairment by Portfolio Segment and Class) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010
Average balance of impaired loans	4,207,466
Interest income recognized	200,514	[1],[2]
Impaired loan, additional interest income	84,923
Impaired loan, interest related to troubled debt restructurings	34,555
Commercial [Member] | Domestic [Member] | Commercial and Industrial [Member]
Average balance of impaired loans	3,074,564
Interest income recognized	144,649	[1],[2]
Commercial [Member] | Domestic [Member] | Construction [Member]
Average balance of impaired loans	1,038,044
Interest income recognized	48,650	[1],[2]
Commercial [Member] | Domestic [Member] | Other Commercial [Member]
Average balance of impaired loans	11,489
Interest income recognized	574	[1],[2]
Consumer [Member] | Domestic [Member] | Mortgage [Member]
Average balance of impaired loans	72
Interest income recognized	5	[1],[2]
Consumer [Member] | Domestic [Member] | Home Equity [Member]
Average balance of impaired loans	2
Consumer [Member] | Domestic [Member] | Other Consumer [Member]
Average balance of impaired loans	1,237
Interest income recognized	81	[1],[2]
Domestic [Member] | Credit Cards [Member]
Average balance of impaired loans	30,609
Interest income recognized	6,416	[1],[2]
Foreign [Member]
Average balance of impaired loans	51,449
Interest income recognized	139	[1],[2]

[1]	Of these amounts, (Won)34,555 million as of December 31, 2010, relate to troubled debt restructurings.
[2]	Had the impaired loans performed in accordance with their original terms, additional interest income of (Won)84,923 million would have been recorded in 2010.

Loans (Summary of Changes in Allowance for Credit Losses) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Allowance at January 1, before effect of the adoption of new consolidation guidance	3,744,248		3,464,916		2,107,414
Allowance related to adoption of new consolidation guidance	(43,022)
Allowance at January 1	3,701,226		3,464,916		2,107,414
Provision for (reversal of provision for) credit losses	3,568,040		2,203,993		2,313,454
Charge-offs	(2,831,686)		(2,383,566)		(1,564,778)
Recoveries	520,703		457,893		598,399
Other	19,916		1,012		10,427
Allowance at December 31	4,978,199		3,744,248		3,464,916
Loans [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	3,341,046		3,043,535		1,864,029
Allowance related to adoption of new consolidation guidance	(43,207)
Allowance at January 1	3,297,839		3,043,535		1,864,029
Provision for (reversal of provision for) credit losses	3,238,100		2,216,169		2,141,631
Charge-offs	(2,831,686)		(2,383,566)		(1,564,778)
Recoveries	520,703		457,893		598,399
Other	22,370		7,015		4,254
Allowance at December 31	4,247,326		3,341,046		3,043,535
Off-Balance Sheet Credit Instruments [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	403,202	[1]	421,381	[1]	243,385	[1]
Allowance related to adoption of new consolidation guidance	185	[1]
Allowance at January 1	403,387	[1]	421,381	[1]	243,385	[1]
Provision for (reversal of provision for) credit losses	329,940	[1]	(12,176)	[1]	171,823	[1]
Other	(2,454)	[1]	(6,003)	[1]	6,173	[1]
Allowance at December 31	730,873	[1]	403,202	[1]	421,381	[1]

[1]	The allowance for off-balance sheet credit instruments is included in "Other liabilities".

Loans (Allowance and Carrying Value of Loans by Portfolio Segment) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Allowance at January 1, before effect of the adoption of new consolidation guidance	3,744,248		3,464,916		2,107,414
Allowance related to adoption of new consolidation guidance	(43,022)
Allowance at January 1	3,701,226		3,464,916		2,107,414
Provision for (reversal of provision for) credit losses	3,568,040		2,203,993		2,313,454
Charge-offs	(2,831,686)		(2,383,566)		(1,564,778)
Recoveries	520,703		457,893		598,399
Other	19,916		1,012		10,427
Allowance at December 31	4,978,199		3,744,248		3,464,916
Commercial [Member] | Loans [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	2,677,731
Allowance related to adoption of new consolidation guidance	(43,207)
Allowance at January 1	2,634,524
Provision for (reversal of provision for) credit losses	2,732,037
Charge-offs	(1,913,698)
Recoveries	133,289
Other	23,325
Allowance at December 31	3,609,477
Consumer [Member] | Loans [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	461,142
Allowance at January 1	461,142
Provision for (reversal of provision for) credit losses	385,581
Charge-offs	(517,035)
Recoveries	142,249
Allowance at December 31	471,937
Loans [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	3,341,046		3,043,535		1,864,029
Allowance related to adoption of new consolidation guidance	(43,207)
Allowance at January 1	3,297,839		3,043,535		1,864,029
Provision for (reversal of provision for) credit losses	3,238,100		2,216,169		2,141,631
Charge-offs	(2,831,686)		(2,383,566)		(1,564,778)
Recoveries	520,703		457,893		598,399
Other	22,370		7,015		4,254
Allowance at December 31	4,247,326		3,341,046		3,043,535
Loans [Member] | Credit Cards [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	202,173
Allowance at January 1	202,173
Provision for (reversal of provision for) credit losses	120,482
Charge-offs	(400,953)
Recoveries	245,165
Other	(955)
Allowance at December 31	165,912
Commercial [Member] | Off-Balance Sheet Credit Instruments [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	204,757
Allowance related to adoption of new consolidation guidance	185
Allowance at January 1	204,942
Provision for (reversal of provision for) credit losses	353,855
Other	(2,454)
Allowance at December 31	556,343
Consumer [Member] | Off-Balance Sheet Credit Instruments [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	91,117
Allowance at January 1	91,117
Provision for (reversal of provision for) credit losses	6,493
Allowance at December 31	97,610
Off-Balance Sheet Credit Instruments [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	403,202	[1]	421,381	[1]	243,385	[1]
Allowance related to adoption of new consolidation guidance	185	[1]
Allowance at January 1	403,387	[1]	421,381	[1]	243,385	[1]
Provision for (reversal of provision for) credit losses	329,940	[1]	(12,176)	[1]	171,823	[1]
Other	(2,454)	[1]	(6,003)	[1]	6,173	[1]
Allowance at December 31	730,873	[1]	403,202	[1]	421,381	[1]
Off-Balance Sheet Credit Instruments [Member] | Credit Cards [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	107,328
Allowance at January 1	107,328
Provision for (reversal of provision for) credit losses	(30,408)
Allowance at December 31	76,920

[1]	The allowance for off-balance sheet credit instruments is included in "Other liabilities".

Loans (Disaggregates the Allowance for Loan Losses and Loan Balance by Impairment Methodology) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW	Dec. 31, 2010 Commercial [Member] KRW	Dec. 31, 2010 Consumer [Member] KRW	Dec. 31, 2010 Credit Cards [Member] KRW
Individually evaluated for impairment, loan balance		3,864,094,000,000			3,841,455,000,000	3,398,000,000	19,241,000,000
Individually evaluated for impairment, Allowance for loan losses		2,004,491,000,000			2,000,518,000,000	937,000,000	3,036,000,000
Collectively evaluated for impairment, Loan balance		192,631,627,000,000			81,960,645,000,000	98,295,521,000,000	12,375,461,000,000
Collectively evaluated for impairment, Allowance for loan losses		2,242,835,000,000			1,608,959,000,000	471,000,000,000	162,876,000,000
Total Loans, loan balance		196,495,721,000,000	[1]	196,225,384,000,000	85,802,100,000,000	98,298,919,000,000	12,394,702,000,000
Allowance for loan losses	$ 3,756,701,000	4,247,326,000,000		3,341,046,000,000	3,609,477,000,000	471,937,000,000	165,912,000,000

[1]	Includes loans that have been modified in a Troubled Debt Restructuring (TDR). TDRs are treated as performing loans and returned to current status at the time of modification. TDRs are subsequently measured for delinquency based on the modified contractual terms of the loan.

Premises and Equipment (Narrative) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Premises and Equipment
Depreciation expense	260,428	337,956	327,441

Premises and Equipment (Schedule of Premises and Equipment) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Premises and Equipment
Land		530,586,000,000	531,196,000,000
Buildings		1,062,590,000,000	1,041,861,000,000
Equipment and furniture		1,594,063,000,000	1,724,314,000,000
Leasehold improvements		428,450,000,000	395,437,000,000
Leased property under capital leases		33,045,000,000	33,045,000,000
Construction in progress		119,000,000	350,000,000
Total		3,648,853,000,000	3,726,203,000,000
Less: Accumulated depreciation		(2,170,666,000,000)	(2,109,052,000,000)
Premises and equipment, net	$ 1,307,436,000	1,478,187,000,000	1,617,151,000,000

Other Assets (Components of Other Assets) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
Other Assets
Accounts receivable		142,176,000,000		264,373,000,000
Payments in advance		10,100,000,000		118,163,000,000
Deferred tax assets, net		203,765,000,000		30,232,000,000
Prepaid expenses		198,301,000,000		196,209,000,000
Prepaid income tax		144,214,000,000		622,000,000
Loans held for sale		73,460,000,000	[1]	201,275,000,000	[1]
Fair value hedge derivatives		108,944,000,000		48,070,000,000
Income tax receivable		27,310,000,000		575,057,000,000
Others		260,951,000,000		33,662,000,000
Total	1,034,160,000	1,169,221,000,000		1,467,663,000,000
Mortgage loans held for sale		73,460,000,000		201,275,000,000

[1]	Included (Won)201,275 million of mortgage loans as of December 31, 2009 and (Won)73,460 million of mortgage loans as of December 31, 2010, which will be sold to KHFC.

Goodwill and Other Intangible Assets (Narrative) (Details)	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 Korea Long Term Credit Bank [Member] KRW	Dec. 31, 2009 Korea Long Term Credit Bank [Member] KRW	Dec. 31, 2010 KB Investments and Securities Co., Ltd. [Member] KRW	Dec. 31, 2010 Khmer Union Bank [Member] KRW	Dec. 31, 2010 KB Asset Management Co., Ltd. [Member] KRW	Dec. 31, 2010 Kookmin Credit Card [Member] KRW	Dec. 31, 2009 Kookmin Credit Card [Member] KRW	Feb. 12, 2010 Powernet Technologies Corporation [Member] KRW
Goodwill	585,904,000,000	579,450,000,000		$ 518,224,000	162,205,000,000	162,205,000,000	117,238,000,000	998,000,000	66,757,000,000	232,252,000,000	232,252,000,000	6,454,000,000
Voting rights								51.00%
Aggregate amortization expenses of other intangible assets	99,140,000,000	93,051,000,000	79,746,000,000
2011	101,622,000,000
2012	89,492,000,000
2013	61,192,000,000
2014	22,986,000,000
2015	16,000,000

Goodwill and Other Intangible Assets (Goodwill Allocated to Business Segments) (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Corporate Banking [Member] KRW	Dec. 31, 2009 Corporate Banking [Member] KRW	Dec. 31, 2010 Credit Card Operations [Member] KRW	Dec. 31, 2009 Credit Card Operations [Member] KRW	Dec. 31, 2010 Other [Member] KRW	Dec. 31, 2009 Other [Member] KRW
Goodwill	$ 518,224	585,904,000	579,450,000	145,985,000	145,985,000	248,472,000	248,472,000	191,447,000	184,993,000

Goodwill and Other Intangible Assets (Gross Carrying Amount and Accumulated Amortization Related to Other Intangible Assets) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Core Deposit Intangible [Member] KRW	Dec. 31, 2009 Core Deposit Intangible [Member] KRW	Dec. 31, 2010 Kookmin Credit Card [Member] Credit Card Relationship Intangible [Member] KRW		Dec. 31, 2009 Kookmin Credit Card [Member] Credit Card Relationship Intangible [Member] KRW		Dec. 31, 2010 Credit Card Relationship Intangible [Member] H and CB [Member] KRW		Dec. 31, 2009 Credit Card Relationship Intangible [Member] H and CB [Member] KRW		Dec. 31, 2010 Capitalized Software Costs [Member] KRW	Dec. 31, 2009 Capitalized Software Costs [Member] KRW	Dec. 31, 2010 Leased Property under Capital Leases [Member] KRW	Dec. 31, 2009 Leased Property under Capital Leases [Member] KRW	Dec. 31, 2010 Other [Member] KRW	Dec. 31, 2009 Other [Member] KRW
Gross carrying amount		1,173,662,000,000	1,011,478,000,000	397,836,000,000	397,836,000,000	75,000,000,000	[1]	75,000,000,000	[1]	131,876,000,000	[2]	131,876,000,000	[2]	495,386,000,000	353,020,000,000	13,656,000,000	13,656,000,000	59,908,000,000	40,090,000,000
Accumulated amortization		(898,342,000,000)	(820,763,000,000)	(397,836,000,000)	(397,836,000,000)	(65,250,000,000)	[1]	(60,525,000,000)	[1]	(131,876,000,000)	[2]	(131,876,000,000)	[2]	(240,194,000,000)	(198,868,000,000)	(5,879,000,000)	(2,465,000,000)	(57,307,000,000)	(29,193,000,000)
Net carrying amount	$ 243,517,000	275,320,000,000	190,715,000,000			9,750,000,000	[1]	14,475,000,000	[1]		[2]		[2]	255,192,000,000	154,152,000,000	7,777,000,000	11,191,000,000	2,601,000,000	10,897,000,000

[1]	Recognized with respect to the merger of KCC
[2]	Recognized with respect to the merger of H&CB

Deposits (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Deposits
Maintain reserve minimum	0.00%
Maintain reserve maximum	7.00%
Deposit insurance amount covered by KDIC		50
Premium rate of the average deposit paid to KDIC	0.18%
Premium amount of average deposit paid to KDIC		237,852	219,915	207,264

Deposits (Components of Deposits) (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Deposits
Time deposits		116,152,598,000,000	90,416,765,000,000
Savings deposits		54,099,973,000,000	48,007,195,000,000
Certificate of deposits		2,346,928,000,000	23,081,256,000,000
Mutual installment deposits		3,427,103,000,000	3,690,582,000,000
Interest-bearing demand deposits		819,595,000,000	883,123,000,000
Total interest-bearing deposits	156,418,006,000	176,846,197,000,000	166,078,921,000,000
Demand deposits		3,081,938,000,000	3,104,147,000,000
Total deposits		179,928,135,000,000	169,183,068,000,000
Time deposits - weighted average rate	3.62%
Savings deposits - weighted average rate	0.42%
Certificate of deposits - weighted average rate	4.03%
Mutual installment deposits - weighted average rate	3.05%
Interest-bearing demand deposits - weighted average rate	1.27%
Total interest-bearing deposits - weighted average rate	2.73%
Total deposits - weighted average rate	2.68%

Deposits (Scheduled Contractual Maturities of Time Deposits, Certificates of Deposit and Mutual Installment Deposits) (Details) (KRW) In Millions	Dec. 31, 2010
Deposits
2011	114,580,577
2012	2,859,450
2013	2,924,004
2014	414,731
2015	533,389
Thereafter	614,478
Total	121,926,629

Other Borrowed Funds (Schedule of Other Borrowed Funds) (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Kookmin Bank [Member] Bank of Korea [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Bank of Korea [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Foreign Currency [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Foreign Currency [Member] KRW	Dec. 31, 2010 Foreign Currency [Member] KRW	Dec. 31, 2009 Foreign Currency [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Trust Managed by Bank [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Trust Managed by Bank [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Debentures [Member] KRW	Dec. 31, 2010 Debentures [Member] KRW	Dec. 31, 2009 Debentures [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Other Borrowing [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Other Borrowing [Member] KRW	Dec. 31, 2010 Other Financial Institutions [Member] KRW	Dec. 31, 2009 Other Financial Institutions [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Subtotal [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Subtotal [Member] KRW	Dec. 31, 2010 Subtotal [Member] KRW	Dec. 31, 2009 Subtotal [Member] KRW
Outstanding balance	$ 7,761,543		8,775,200,000	8,176,286,000	930,653,000	1,343,725,000	2,828,324,000	2,771,349,000	301,808,000	58,228,000	1,834,461,000	1,658,160,000	1,895,502,000	2,117,331,000	750,000,000		75,586,000	64,839,000	158,866,000	162,654,000	7,564,526,000	7,955,404,000	1,210,674,000	220,882,000
Weighted average interest rate	2.61%	2.82%			1.22%	1.25%	1.24%	2.85%	0.93%	2.29%	1.90%	1.76%	4.94%	4.67%	6.65%		3.28%	3.80%	5.05%	5.74%	2.35%	2.84%	5.01%	4.83%

Secured Borrowings (Narrative) (Details)	Dec. 31, 2010
Secured Borrowings
SPE secured borrowings interest rate, minimum	1.50%
SPE secured borrowings interest rate, maximum	7.25%

Secured Borrowings (Components of the Secured Borrowings and Related Collateral) (Details) In Millions, unless otherwise specified	Dec. 31, 2010 KRW	Dec. 31, 2010 Gross Secured Borrowings [Member] KRW	Dec. 31, 2009 Gross Secured Borrowings [Member] KRW	Dec. 31, 2010 Discount [Member] KRW	Dec. 31, 2009 Discount [Member] KRW	Dec. 31, 2010 Total Secured Borrowings [Member] KRW	Dec. 31, 2009 Total Secured Borrowings [Member] KRW	Dec. 31, 2009 KB 1st Mortgage Loan Specialty Co., Ltd. 1.76% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 KB 1st Mortgage Loan Specialty Co., Ltd. 2.11% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 KB 12th ABS Specialty Co., Ltd. 7.00%-8.50% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 KB 13th ABS Specialty Co., Ltd. 3.82%-6.41% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 KB 14th ABS Specialty Co., Ltd. 6.03%-6.57% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% Commercial Papers [Member] KRW	Dec. 31, 2009 New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% Commercial Papers [Member] KRW	Dec. 31, 2009 Eubora ABS Specialty Co., Ltd. 4.05%-4.45% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 6.27% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 5.08% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2010 Other 7.25% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 Other 7.25% Senior Collateralized Bond Obligation [Member] KRW	Dec. 31, 2009 Other 1.29%-7.40% Securities Sold Under Repurchase Agreement [Member] KRW	Dec. 31, 2010 Other 1.50%-4.90% Securities Sold Under Repurchase Agreement [Member] KRW
Secured borrowings, fixed maturity period								2039	2039				2011	2010	2010	2012	2012	2014	2014	2010	2011
Secured borrowings, maturity period range, minimum										2010	2010	2011
Secured borrowings, maturity period range, maximum										2011	2011	2012
Secured borrowings interest rate								1.76%	2.11%							6.27%	5.08%	7.25%	7.25%
SPE secured borrowings interest rate, minimum	1.50%									7.00%	3.82%	6.03%	4.65%	4.65%	4.05%					1.29%	1.50%
SPE secured borrowings interest rate, maximum	7.25%									8.50%	6.41%	6.57%	5.05%	5.05%	4.45%					7.40%	4.90%
Secured obligation amount before discount								540,520	423,379	70,000	165,000	30,000	100,300	100,000	70,000	3,258	3,258	1,136,852	1,141,845	2,605,262	977,958
Gross secured borrowings	2,671,747	2,671,747	4,695,885
Discount	(20,678)			(20,678)	(26,157)
Total	2,651,069					2,651,069	4,669,728
Collateral, Loans		2,130,765	4,956,728			2,130,765	4,956,728	591,976	521,932	22,330	120,586	35,638			69,662	3,346	8,167	1,565,028	4,148,828
Collateral, Securities		3,308,830	4,425,127			3,308,830	4,425,127						100,985	99,285						4,325,842	3,207,845

Secured Borrowings (Combined Aggregate Amounts of all Secured Borrowings by Contractual Maturities) (Details) (KRW) In Millions	Dec. 31, 2010
Secured Borrowings
Due in 2011	1,093,258
Due in 2012	18,258
Due in 2013
Due in 2014	1,136,852
Due in 2015
Thereafter	423,379
Gross secured borrowings	2,671,747
Discount	(20,678)
Total	2,651,069

Long-term Debt (Narrative) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Long-term Debt
Long-term debt weighted-average interest rates	5.08%	5.18%

Long-term Debt (Summary of Long-Term Debt Net of Unamortized Original Issue Discount) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Notes Payable to Ministry of Finance and Economy [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Notes Payable to Korea Development Bank [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Notes Payable to Other Government Funds [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Notes Payable to Industrial Bank of Korea [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Floating Rate Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Won Currency [Member] Other Notes Payable [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Foreign Currency [Member] Floating Rate Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Foreign Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Senior [Member] Foreign Currency [Member] Floating Rate Notes Payable [Member]	Dec. 31, 2010 Kookmin Bank [Member] Maximum [Member] Subordinated [Member] Won Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Maximum [Member] Senior [Member] Finance Debentures [Member] Subsidiaries [Member]	Dec. 31, 2010 Maximum [Member] Senior [Member] Borrowings from Other Financial Institutions in Won [Member] Subsidiaries [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Notes Payable to Ministry of Finance and Economy [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Notes Payable to Korea Development Bank [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Notes Payable to Other Government Funds [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Notes Payable to Industrial Bank of Korea [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Floating Rate Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Won Currency [Member] Other Notes Payable [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Foreign Currency [Member] Floating Rate Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Foreign Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Senior [Member] Foreign Currency [Member] Floating Rate Notes Payable [Member]	Dec. 31, 2010 Kookmin Bank [Member] Minimum [Member] Subordinated [Member] Won Currency [Member] Finance Debentures [Member]	Dec. 31, 2010 Minimum [Member] Senior [Member] Finance Debentures [Member] Subsidiaries [Member]	Dec. 31, 2010 Minimum [Member] Senior [Member] Borrowings from Other Financial Institutions in Won [Member] Subsidiaries [Member]	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Ministry of Finance and Economy [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Ministry of Finance and Economy [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Korea Development Bank [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Korea Development Bank [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Other Government Funds [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Other Government Funds [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Industrial Bank of Korea [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Notes Payable to Industrial Bank of Korea [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Floating Rate Finance Debentures [Member] KRW		Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Floating Rate Finance Debentures [Member] KRW		Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Other Notes Payable [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Won Currency [Member] Other Notes Payable [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Floating Rate Finance Debentures [Member] KRW		Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Floating Rate Finance Debentures [Member] KRW		Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Other Notes Payable [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Floating Rate Notes Payable [Member] KRW		Dec. 31, 2009 Kookmin Bank [Member] Senior [Member] Foreign Currency [Member] Floating Rate Notes Payable [Member] KRW		Dec. 31, 2010 Senior [Member] Won Currency [Member] Finance Debentures [Member] Subsidiaries [Member] KRW	Dec. 31, 2009 Senior [Member] Won Currency [Member] Finance Debentures [Member] Subsidiaries [Member] KRW	Dec. 31, 2010 Senior [Member] Won Currency [Member] Borrowings from Other Financial Institutions in Won [Member] Subsidiaries [Member] KRW	Dec. 31, 2009 Senior [Member] Won Currency [Member] Borrowings from Other Financial Institutions in Won [Member] Subsidiaries [Member] KRW	Dec. 31, 2009 Senior [Member] Won Currency [Member] Borrowings from Small and Medium Company Promotion Fund [Member] Subsidiaries [Member] KRW	Dec. 31, 2010 Senior [Member] Subsidiaries [Member] KRW	Dec. 31, 2009 Senior [Member] Subsidiaries [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] Subordinated [Member] Won Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] Subordinated [Member] Won Currency [Member] Finance Debentures [Member] KRW	Dec. 31, 2009 Subordinated [Member] Won Currency [Member] Other Borrowings [Member] Subsidiaries [Member] KRW
Senior																														17,784,190,000,000	25,189,925,000,000	76,495,000,000	84,332,000,000	56,252,000,000	47,406,000,000	599,728,000,000	589,940,000,000	10,654,000,000	19,473,000,000	3,680,885,000,000	[1]	1,446,122,000,000	[1]	11,300,682,000,000	21,218,836,000,000	2,059,494,000,000	1,783,816,000,000	3,838,581,000,000	4,474,238,000,000	1,263,080,000,000	[1]	2,462,677,000,000	[1]	1,089,259,000,000	591,376,000,000	145,347,000,000	1,340,895,000,000	[1]	1,420,185,000,000	[1]	50,000,000,000	800,000,000,000	27,551,000,000	50,461,000,000	17,692,000,000	77,551,000,000	868,153,000,000
Subordinated																																																																				8,386,090,000,000	9,042,350,000,000	695,000,000
Gross long-term debt		30,086,412,000,000	39,575,361,000,000
Discount		(6,280,000,000)	(5,452,000,000)
Total long-term debt, net	$ 26,605,460,000	30,080,132,000,000	39,569,909,000,000
Interest rate, minimum																																1.72		2		0		2.72		4.29				2.94		1.2				0.49				1.17			0.69				5.3		1					4.38
Interest rate, maximum																																5		3.29		4.25		3.49		12				7.95		5.4				5.45				5.88		1.7	5.45				6		4.7					8.5
Debt instrument maturity year				2025	2019	2026	2016	2027	2013	2024	2012	2013	2012	2039	2017	2022	2011	2011	2011	2011	2011	2011	2011	2011	2011	2011	2011	2012	2017																											2011

[1]	Interest rates on floating rate debt are those rates in effect at December 31, 2010.

Long-term Debt (Combined Aggregate Amounts of Long-term Debt by Contractual Maturities) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Long-term Debt
Due in 2011		10,011,500,000,000
Due in 2012		7,387,991,000,000
Due in 2013		2,075,068,000,000
Due in 2014		4,767,098,000,000
Due in 2015		377,793,000,000
Thereafter		5,466,962,000,000
Gross long-term debt		30,086,412,000,000	39,575,361,000,000
Discount		(6,280,000,000)	(5,452,000,000)
Total long-term debt, net	$ 26,605,460,000	30,080,132,000,000	39,569,909,000,000

Other Liabilities (Components of Other Liabilities) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Other Liabilities
Accrued severance benefits		138,230,000,000	175,987,000,000
Accrued expenses		295,508,000,000	301,134,000,000
Accounts payable		637,508,000,000	649,119,000,000
Unearned income		111,762,000,000	160,426,000,000
Tax withholdings and income tax payable		132,202,000,000	197,821,000,000
Guarantee deposits received		142,990,000,000	142,264,000,000
Deferred tax liabilities		11,011,000,000	102,285,000,000
Fair value hedge derivatives		217,891,000,000	209,929,000,000
Due to agencies		381,896,000,000	344,668,000,000
Allowance for losses on off-balance sheet credit instruments		730,873,000,000	403,202,000,000
Payments received on behalf of government and others		271,566,000,000	218,415,000,000
Others		754,119,000,000	449,510,000,000
Total	$ 3,383,651,000	3,825,556,000,000	3,354,760,000,000

Non-interest Income (Components of Non-interest Income) (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Non-interest Income
Trust fees, net	$ 188,235,000	212,819,000,000	188,980,000,000	165,459,000,000
Commissions received on fund management		43,979,000,000	53,876,000,000	87,642,000,000
Commissions and fees received for brokerage and agency activities		339,072,000,000	324,262,000,000	373,735,000,000
Commissions received on credit cards		1,191,390,000,000	1,090,138,000,000	1,034,409,000,000
Commissions received in remittance		9,029,000,000	9,832,000,000	11,945,000,000
Commissions received on cash dispenser service		75,819,000,000	76,124,000,000	80,339,000,000
Commissions received on letters of credit		56,107,000,000	54,484,000,000	54,020,000,000
Bancassurance fees received		147,198,000,000	131,887,000,000	170,247,000,000
Other		542,917,000,000	609,289,000,000	568,354,000,000
Subtotal	2,127,641,000	2,405,511,000,000	2,349,892,000,000	2,380,691,000,000
Net trading revenue	351,955,000	397,921,000,000	164,612,000,000	104,141,000,000
Debt securities		148,868,000,000	140,591,000,000	(13,954,000,000)
Equity securities		(79,101,000,000)	32,014,000,000	(177,303,000,000)
Other		(97,058,000,000)	95,317,000,000	281,648,000,000
Subtotal		(27,291,000,000)	267,922,000,000	90,391,000,000
Gain on sale of loans		83,366,000,000	80,211,000,000	13,329,000,000
Other		290,819,000,000	461,829,000,000	198,268,000,000
Subtotal	330,962,000	374,185,000,000	542,040,000,000	211,597,000,000
Total non-interest income	$ 2,974,655,000	3,363,145,000,000	3,513,446,000,000	2,952,279,000,000

Non-interest Expenses (Components of Non-interest Expenses) (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Non-interest Expenses
Salaries and other benefits		2,625,543,000,000	2,062,838,000,000	2,161,635,000,000
Provision for accrued severance benefits		156,102,000,000	154,716,000,000	173,348,000,000
Subtotal	2,460,327,000	2,781,645,000,000	2,217,554,000,000	2,334,983,000,000
Depreciation on premises and equipment		260,428,000,000	337,956,000,000	327,441,000,000
Amortization of other intangible assets		99,140,000,000	93,051,000,000	79,746,000,000
Subtotal	318,033,000	359,568,000,000	431,007,000,000	407,187,000,000
Other administrative expenses	813,851,000	920,140,000,000	857,087,000,000	875,278,000,000
Commissions paid on credit cards		554,695,000,000	416,314,000,000	372,874,000,000
Commissions paid on troubled credit cards		1,113,000,000	968,000,000	906,000,000
Subtotal	491,604,000	555,808,000,000	417,282,000,000	373,780,000,000
Insurance fees on deposits to KDIC		237,852,000,000	219,915,000,000	207,264,000,000
Contribution to guarantee funds		328,044,000,000	334,875,000,000	335,088,000,000
Commissions on overdue loans		1,000,000		2,000,000
Other		332,488,000,000	315,633,000,000	284,081,000,000
Subtotal	794,609,000	898,385,000,000	870,423,000,000	826,435,000,000
Loss on sale of loans		28,183,000,000	31,242,000,000	16,622,000,000
Loss on disposition of assets		1,291,000,000	3,284,000,000	1,094,000,000
Tax expenses other than income tax		119,596,000,000	120,593,000,000	142,270,000,000
Other		484,360,000,000	793,619,000,000	343,180,000,000
Subtotal	560,260,000	633,430,000,000	948,738,000,000	503,166,000,000
Total non-interest expenses	$ 5,438,684,000	6,148,976,000,000	5,742,091,000,000	5,320,829,000,000

Common Stock (Narrative) (Details)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2007
Common Stock
Common stock, authorized shares	1,000,000,000		1,000,000,000
Shares sold, financial holding company stock transfer	4,084,967	26,199,930
Shares purchased, financial holding company stock transfer		73,607,601
Shares sold through private equity fund	66,012	32,082
Shares purchased through private equity fund	43,412	28,600
Common stock treasury	43,322,704		43,322,704		26,082
Common stock outstanding	343,028,989		343,028,989
Common shares issued	386,351,693		386,351,693
Common stock par value			5,000	5,000

Common Stock (Changes in the Treasury Stock) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Shares Increase [Member]	Dec. 31, 2009 Shares Increase [Member]	Dec. 31, 2008 Shares Increase [Member]	Dec. 31, 2010 Shares Decrease [Member]	Dec. 31, 2009 Shares Decrease [Member]	Dec. 31, 2008 Shares Decrease [Member]
Change in number of treasury stock shares		(4,107,567)	47,404,189			43,412	73,636,201		4,150,979	26,232,012
Shares at	43,322,704	43,322,704		26,082

Retained Earnings (Narrative) (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 JPY ( ¥)	Dec. 31, 2009 KRW	Dec. 31, 2011 Dividend Paid [Member] KRW	Dec. 31, 2011 Kookmin Bank [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] KRW	Dec. 31, 2010 KB Bank's Japan Office [Member]
Minimum appropriation of legal reserve	10.00%	10.00%
Maximum appropriation of legal reserve	100.00%	100.00%
Reserve for financial structure improvement percentage	10.00%	10.00%
Simple capital ratio	5.50%	5.50%
Legal reserve appropriation										10.00%
Maximum legal reserve required under Japanese law				¥ 2,000,000,000
Accumulated restricted retained earnings		1,626,661,000,000			1,563,061,000,000
Unappropriated retained earnings available for dividends of subsidiary Bank								7,392,080,000,000	7,539,785,000,000
Unappropriated retained earnings available for dividends of the Company		1,076,494,000,000			1,116,531,000,000
Cash dividend	$ 69,783,000	78,897,000,000	824,065,000,000			41,163,000,000	0	95,305,000,000
Dividends payable, Date to be paid, Day, Month and year	Mar 28, 2010	Mar 28, 2010				Apr 8, 2011	Mar 24, 2011	Mar 26, 2010
Cash dividend pay out percentage	4.60%	4.60%				2.40%		3.84%

Retained Earnings (Appropriated and Unappropriated Retained Earnings) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Legal Reserve [Member] KRW	Dec. 31, 2009 Legal Reserve [Member] KRW	Dec. 31, 2010 Reserve for Financial Structure Improvement [Member] KRW	Dec. 31, 2009 Reserve for Financial Structure Improvement [Member] KRW	Dec. 31, 2010 Other Statutory Reserves [Member] KRW	Dec. 31, 2009 Other Statutory Reserves [Member] KRW
Appropriated retained earnings				1,566,040,000,000	1,502,440,000,000	55,600,000,000	55,600,000,000	5,021,000,000	5,021,000,000
Unappropriated retained earnings		8,470,256,000,000	9,215,063,000,000
Total	$ 8,930,583,000	10,096,917,000,000	10,778,124,000,000

Components of Accumulated Other Comprehensive Income (Loss) (Narrative) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of Accumulated Other Comprehensive Income (Loss)
Tax expense or benefit related to foreign currency translation adjustment	13,422	31,907	34,755
Tax expense or benefit related to unrealized holding gains (losses)	69,580	28,737	148,183
Less: tax expense or benefit related to reclassification adjustments for gains or losses included in net income	41,411	49,170	15,880

Components of Accumulated Other Comprehensive Income (Loss) (Components of Accumulated Other Comprehensive Income (Loss) and the Related Tax Effects) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Foreign Currency Translation Adjustments [Member] KRW	Dec. 31, 2009 Foreign Currency Translation Adjustments [Member] KRW	Dec. 31, 2008 Foreign Currency Translation Adjustments [Member] KRW	Dec. 31, 2010 Net Unrealized Gains (Losses) on Investment Securities [Member] KRW	Dec. 31, 2009 Net Unrealized Gains (Losses) on Investment Securities [Member] KRW	Dec. 31, 2008 Net Unrealized Gains (Losses) on Investment Securities [Member] KRW	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss), Net [Member] KRW	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss), Net [Member] KRW	Dec. 31, 2008 Accumulated Other Comprehensive Income (Loss), Net [Member] KRW
Accumulated Other Comprehensive Income (Loss), Beginning Balance	$ 330,058,000	373,163,000,000	244,651,000,000	(67,003,000,000)	49,654,000,000	(41,972,000,000)	311,654,000,000	340,255,000,000	(91,014,000,000)	244,651,000,000	389,909,000,000	(132,986,000,000)
Foreign currency translation adjustments, net of tax expense (benefit)				(30,487,000,000)	(116,657,000,000)	91,626,000,000				(30,487,000,000)	(116,657,000,000)	91,626,000,000
Unrealized holding gains (losses) on investment securities, net of tax expense							255,618,000,000	105,810,000,000	389,479,000,000	255,618,000,000	105,810,000,000	389,479,000,000
Less : Reclassification adjustment for losses (gains) included in net income, net of tax expense (benefit)							(96,619,000,000)	(134,411,000,000)	41,790,000,000	(96,619,000,000)	(134,411,000,000)	41,790,000,000
Current period change				(30,487,000,000)	(116,657,000,000)	91,626,000,000	158,999,000,000	(28,601,000,000)	431,269,000,000	128,512,000,000	(145,258,000,000)	522,895,000,000
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ 330,058,000	373,163,000,000	244,651,000,000	(97,490,000,000)	(67,003,000,000)	49,654,000,000	470,653,000,000	311,654,000,000	340,255,000,000	373,163,000,000	244,651,000,000	389,909,000,000

Regulatory Requirements (Narrative) (Details)	Dec. 31, 2010
KB Financial Group [Member] | FSS Guideline [Member]
Minimum regulatory consolidated capital adequacy ratio required	8.00%
Kookmin Bank [Member]
Minimum regulatory total risk-based capital ratio required	8.00%
Minimum regulatory tier 1 capital ratio required	4.00%

Regulatory Requirements (Schedule of Capital Ratios of Kookmin Bank Calculated in Accordance with FSS Guidelines) (Details) In Millions, unless otherwise specified	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Risk-Weighted Assets for Credit Risk [Member] KRW		Dec. 31, 2009 Risk-Weighted Assets for Credit Risk [Member] KRW		Dec. 31, 2010 Risk-Weighted Assets for Market Risk [Member] KRW		Dec. 31, 2009 Risk-Weighted Assets for Market Risk [Member] KRW		Dec. 31, 2010 Risk-Weighted Assets for Operating Risk [Member] KRW		Dec. 31, 2009 Risk-Weighted Assets for Operating Risk [Member] KRW
Tier 1 capital	16,865,112	16,734,532
Tier 2 capital	3,935,533	4,973,120
Tier 1 capital ratio	10.89%	10.82%
Tier 2 capital ratio	2.55%	3.22%
Total risk-adjusted capital	20,800,645	21,707,652
Total risk-weighted assets	154,805,510	154,593,375	140,742,572	[1]	139,926,727	[1]	1,807,537	[2]	2,071,648	[2]	12,255,401	[3]	12,595,000	[3]
Capital adequacy ratio	13.44%	14.04%

[1]	Calculated by Foundation Internal Ratings-Based Approach
[2]	Calculated by Internal Models Method
[3]	Calculated by Advanced Measurement Approach

Regulatory Requirements (Consolidated Capital Adequacy Ratio of the Company) (Details) (KB Financial Group [Member], KRW) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
KB Financial Group [Member]
Risk-weighted assets	183,077,983	182,664,075
Equity capital	23,948,343	24,360,262
Consolidated capital adequacy ratio	13.08%	13.34%

Income Tax (Narrative) (Details) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended				12 Months Ended
	Jul. 31, 2007 KRW	May 31, 2007 KRW	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2007 KRW	Dec. 31, 2010	Dec. 31, 2010 Corporation Income Tax Law in 2008 [Member]	Dec. 31, 2009 Corporation Income Tax Law in 2008 [Member]	Dec. 31, 2008 Corporation Income Tax Law in 2008 [Member]	Dec. 31, 2007 Corporation Income Tax Law in 2008 [Member]	Dec. 31, 2012 Corporation Income Tax Law in 2009 [Member]	Dec. 31, 2011 Corporation Income Tax Law in 2009 [Member]	Dec. 31, 2010 Corporation Income Tax Law in 2009 [Member]	Dec. 31, 2009 Corporation Income Tax Law in 2009 [Member]	Dec. 31, 2010 Refund of Tax Assessments [Member] KRW	Dec. 31, 2009 Refund of Tax Assessments [Member] KRW
Statutory tax rate for first hundred million										14.30%
Statutory tax rate for amount in excess of hundred million										27.50%
Statutory tax rate for first two hundred million							11.00%	12.10%	12.10%		11.00%	11.00%	11.00%	12.10%
Statutory tax rate for amount in excess of two hundred million							22.00%	24.20%	27.50%		22.00%	24.20%	24.20%	24.20%
Increase (decrease) in income tax expenses				13,997
Increase (decrease) in deferred income tax liabilities related to temporary differences				6,201
Increase (decrease) in deferred income tax liabilities related to other comprehensive income				7,796
Deferred income tax assets valuation allowance			80,954	84,746
Net operating loss (NOL)			148,485
Net operating loss carryforward expiration period start date						2011
Net operating loss carryforward expiration period end date						2019
Unrecognized tax benefits			299,257	31,836
Other assets															27,310	575,057
Income tax benefits for penalties			(126)	111,686
Income tax benefits for interest			1,884	62,896
Tax assessments		189,509			481,846
Additional tax assessments	292,337
Amount of tax benefit derecognized			409,973

Income Tax (Components of Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Income Tax
National tax, Current		187,277,000,000	175,628,000,000	513,390,000,000
National tax, Deferred		(255,379,000,000)	26,765,000,000	(61,888,000,000)
National tax, tax expense (benefit) recognized under ASC 740		344,564,000,000	(13,771,000,000)	(38,914,000,000)
Total national income tax expense		276,462,000,000	188,622,000,000	412,588,000,000
Local tax, Current		18,728,000,000	17,562,000,000	51,339,000,000
Local tax, Deferred		(25,538,000,000)	2,677,000,000	(6,189,000,000)
Local tax, Tax expense (benefit) recognized under ASC 740		34,456,000,000	(1,377,000,000)	(3,891,000,000)
Total local income tax expense		27,646,000,000	18,862,000,000	41,259,000,000
Total income tax expense	$ 268,980,000	304,108,000,000	207,484,000,000	453,847,000,000

Income Tax (Schedule of Income Tax on Operating Profit) (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Income Tax
Income from continuing operations for the years ended December 31	$ (255,100,000)	(288,416,000,000)	926,053,000,000	1,786,785,000,000
Statutory tax rates	24.20%	24.20%	24.20%	27.50%
Prima facie tax calculated at a statutory tax rate		(69,797,000,000)	224,105,000,000	491,366,000,000
Income not assessable for tax purposes		(35,290,000,000)	(59,999,000,000)	(138,343,000,000)
Expenses not deductible for tax purposes		68,468,000,000	35,184,000,000	168,944,000,000
Taxation on outside basis		18,050,000,000	3,045,000,000	27,372,000,000
Adjustment for overseas tax rates		(15,374,000,000)	(5,980,000,000)	24,925,000,000
Change in statutory tax rate		(28,209,000,000)	13,997,000,000	(53,524,000,000)
Increase in valuation allowance		(3,793,000,000)	6,484,000,000	(19,760,000,000)
Korean government tax assessment		379,020,000,000	(15,059,000,000)	(42,805,000,000)
Others		(8,967,000,000)	5,707,000,000	(4,328,000,000)
Income tax expense	$ 268,980,000	304,108,000,000	207,484,000,000	453,847,000,000
Effective tax rate	(105.44%)	(105.44%)	22.40%	25.40%

Income Tax (Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Income Tax Assets and Deferred Income Tax Liabilities) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Income Tax
Deferred tax assets, allowance for loan losses	8,337
Deferred tax assets, other liabilities	292,309	197,615
Deferred tax assets, valuation of trading assets and investments	111,929	88,383
Deferred tax assets, premises and equipment	147,971	143,750
Deferred tax assets, long term debt	16,503	1,369
Deferred tax assets, net operating loss	32,710	39,253
Total gross deferred income tax assets	609,759	470,370
Deferred tax assets, valuation allowance	(80,954)	(84,746)
Deferred income tax assets	528,805	385,624
Deferred tax liabilities, allowance for loan losses		242,141
Deferred tax liabilities, valuation of trading assets and available-for-sale securities	138,861	102,284
Deferred tax liabilities, accrued interest and dividend receivable	84,576	16,966
Deferred tax liabilities, other assets	24,863	43,964
Deferred tax liabilities, other temporary differences	87,751	52,322
Total gross deferred income tax liabilities	336,051	457,677
Net deferred income tax assets (liabilities), including other comprehensive income ("OCI") related DTA (DTL)	192,754	(72,053)
Deferred tax liabilities, less: net OCI related DTA (DTL)	(137,187)	(84,443)
Net deferred income tax assets, excluding net OCI related DTA (DTL)	329,941	12,390

Income Tax (Schedule of Unrecognized Tax Benefits) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Tax
Total unrecognized tax benefits at January 1	45,172	41,750
Amount of increase for current year's tax position	707	3,483
Gross amount of increases for prior years' tax position	268,616
Gross amount of decreases for prior years' tax position	(15,197)	(13)
Reductions due to lapse of statutes of limitation	(41)	(48)
Total unrecognized tax benefits at December 31	299,257	45,172

Earnings Per Share ("EPS") (Computation of Earnings Per Share) (Details) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Basic [Member] KRW	Dec. 31, 2009 Basic [Member] KRW	Dec. 31, 2008 Basic [Member] KRW	Dec. 31, 2010 Diluted [Member] KRW		Dec. 31, 2009 Diluted [Member] KRW		Dec. 31, 2008 Diluted [Member] KRW
Net income (loss)	$ (524,080)	(592,524,000)	718,569,000	1,332,938,000
Net income (loss) attributable to noncontrolling interests, net of tax	(3,900)	(4,409,000)	(2,072,000)	6,974,000
Net income(loss) attributable to stockholders	(520,180)	(588,115,000)	720,641,000	1,325,964,000	(588,115,000)	720,641,000	1,325,964,000	(588,115,000)		720,641,000		1,325,964,000
Weighted average common shares outstanding applicable to basic EPS (In thousands)	343,029	343,029	325,397	330,498	343,029	325,397	330,498
Dilutive effect of stock options
Adjusted weighted average common shares outstanding applicable to diluted EPS (In thousands)	343,029	343,029	325,397	330,498				343,029	[1]	325,397	[1]	330,498	[1]
Net income (loss) attributable to stockholders, basic earnings per share	$ (1.516)	(1,714)	2,215	4,012	(1,714)	2,215	4,012
Net income (loss) attributable to stockholders, diluted earnings per share	$ (1.516)	(1,714)	2,215	4,012				(1,714)		2,215		4,012
Stock options excluded from the computation of diluted earnings per share, total	0	0	0	0

[1]	The numbers of weighted average common shares outstanding in 2008 and 2009 were adjusted by the effect of stocks issuance in September 2009 whose exercise price at issuance was less than the fair value of the stock. Additionally, the stock issuance contains a bonus element that is somewhat similar to a stock dividend. Therefore, the basic EPS was adjusted retroactively for the bonus element for all periods presented.

Employee Severance Plan (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010	Dec. 31, 2009
Employee Severance Plan
Total interim severance payments	159,944	409,605	14,078
Recognized special termination benefits	555,238	0	89,965
Number of employees accepting special termination benefits (amount as shown)			402	3,244	0
Accrued severance benefits	156,102	154,716	173,348
Contribution to severance insurance deposit account	119,951	157,032	102,974

Employee Severance Plan (Accrued Employee Severance Plan Obligations) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Employee Severance Plan
Balance at beginning of the year	593,054	849,414
Severance benefit	156,102	154,716
Plan payments	(244,373)	(411,076)
Net employee severance plan obligations, including National pension fund and severance insurance deposit	504,783	593,054
Less: Balance of payments remaining with National Pension Fund and Severance Insurance Deposit	(366,553)	(417,067)
Balance at end of the year	138,230	175,987

Employee Severance Plan (Expected Future Benefits to Employees) (Details) (KRW) In Millions	Dec. 31, 2010
Employee Severance Plan
2011	2,522
2012	2,628
2013	2,665
2014	5,239
2015	23,626
2016 - 2020	263,467

Employee Stock Option Plan (Narrative) (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Employee Stock Option Plan
Stock grants granted	793,449	268,882	299,252
Stock grant exercise price	0
Exercise period of stock options, minimum years	5
Exercise period of stock options, maximum years	7
Vesting period, years	3
Stock-based compensation plan expense	4,800	23,039	(20,139)
Fair value of shares vested	5,963	1,143	3,459
Total intrinsic value of stock options and stock grants	4,289	1,650

Employee Stock Option Plan (Summary of Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Employee Stock Option Plan
Number of stock options, Outstanding, beginning of year	3,229,932	3,458,351	3,810,844
Number of stock options, Granted
Number of stock options, Exercised	(21,690)	(151,853)	(29,550)
Number of stock options, Forfeited	(914,634)	(76,566)	(322,943)
Number of stock options, Outstanding, ending of year	2,293,608	3,229,932	3,458,351
Options exercisable, Number of stock options	2,293,608	2,667,395	1,876,585
Weighted average exercise price, Outstanding, beginning of year	64,314	62,458	64,775
Weighted average exercise price, Granted
Weighted average exercise price, Exercised	40,479	43,932	32,053
Weighted average exercise price, Forfeited	54,331	75,341	77,359
Weighted average exercise price, Outstanding, end of year	68,520	64,314	62,458
Options exercisable, weighted average exercise price	68,520	61,617	50,012

Employee Stock Option Plan (Summary of Stock Grants Information) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Stock Option Plan
Number of Stock Grants, Outstanding, beginning of year	312,639
Number of Stock Grants, Granted	793,449	268,882	299,252
Number of Stock Grants, Vested	(122,994)	(15,914)	(5,386)
Number of Stock Grants, Forfeited	(134,002)	(134,437)	(99,758)
Number of Stock Grants, Outstanding, end of year	849,092	312,639	194,108

Employee Stock Option Plan (Assumptions Used for Valuation of Stock Options and Stock Grants) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Option [Member]
Expected annual dividend yield	1.29%	2.79%	3.03%
Expected volatility	32.81%	42.60%	47.62%
Risk-free interest rate	3.01%	3.63%	3.24%
Expected option life	1.3	1.5	2.2
Stock Grants [Member]
Expected annual dividend yield	1.29%	2.79%	3.03%
Expected volatility	43.27%	54.29%	59.02%
Risk-free interest rate	3.01%	3.56%	3.31%
Expected option life	1.7	1.1	1.7

Employee Stock Option Plan (Summary of Information about Stock Options Outstanding) (Details) In Millions, except Share data, unless otherwise specified	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2007 KRW	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2010 Stock Options Outstanding, Group One [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Two [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Three [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Four [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Five [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Six [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Seven [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Eight [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Nine [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Ten [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Eleven [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twelve [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Thirteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Fourteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Fifteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Sixteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Seventeen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Eighteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Nineteen [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty One [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Two [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Three [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Four [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Five [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Six [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Seven [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Eight [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Twenty Nine [Member] KRW		Dec. 31, 2010 Stock Options Outstanding, Group Thirty [Member] KRW
Options outstanding, Exercise price							42,200		43,800		58,600		35,500		40,500		46,100		48,500		48,800		46,800		61,000		60,300		63,800		63,600		51,600		45,700		49,200		53,000		85,100		75,200		81,900		77,900		80,000		77,800		80,300		81,900		76,600		77,100		84,500		71,538		129,100
Options outstanding, Number of stock options	2,293,608		3,229,932	3,458,351	3,810,844		3,351	[1]	26,712	[1]	10,000	[1]	51,303	[1]	5,091	[1]	54,250	[1]	10,000	[1]	10,000	[1]	450,928	[1]	10,182	[1]	5,077	[1]	10,031	[1]	10,072	[1]	90,000	[1]	8,827	[1]	29,441	[1]	7,212	[1]	5,000	[1]	444,237	[1]	21,459	[1]	59,750	[1]	27,878	[1]	29,770	[1]	163,557	[1]	25,613	[1]	18,987	[1]	657,498	[1]	15,246	[1]	22,146	[1]	9,990	[1]
Options outstanding, Weighted average remaining contractual life							0.2	[2]	0.2	[2]	0.2	[2]	0.2	[2]	0.7	[2]	1.1	[2]	1.2	[2]	1.2	[2]	2.2	[2]	2.2	[2]	2.2	[2]	2.2	[2]	2.2	[2]	2.2	[2]	2.3	[2]	2.6	[2]	2.6	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.2	[2]	3.3	[2]	3.8	[2]	4.1	[2]	4.2	[2]	0.2	[2]	0.2	[2]
Options outstanding, Weighted average exercise price	68,520		64,314	62,458	64,775		42,200		43,800		58,600		35,500		40,500		46,100		48,500		48,800		46,800		61,000		60,300		63,800		63,600		51,600		45,700		49,200		53,000		85,100		75,200		81,900		77,900		80,000		77,800		80,300		81,900		76,600		77,100		84,500		71,538		129,100
Options outstanding, Intrinsic value							51		366				1,129		87		618		90		87		4,825										531		104		244		32																				7,089		33
Options exercisable, Number of stock options	2,293,608		2,667,395	1,876,585			3,351		26,712		10,000		51,303		5,091		54,250		10,000		10,000		450,928		10,182		5,077		10,031		10,072		90,000		8,827		29,441		7,212		5,000		444,237		21,459		59,750		27,878		29,770		163,557		25,613		18,987		657,498		15,246		22,146		9,990
Options exercisable, weighted average exercise price	68,520		61,617	50,012			42,200		43,800		58,600		35,500		40,500		46,100		48,500		48,800		46,800		61,000		60,300		63,800		63,600		51,600		45,700		49,200		53,000		85,100		75,200		81,900		77,900		80,000		77,800		80,300		81,900		76,600		77,100		84,500		71,538		129,100
Options exercisable, Intrinsic value							51		366				1,129		87		618		90		87		4,825										531		104		244		32																				7,089		33
Number of stock options vested and expected to vest	2,293,608	[1]				2,293,608

[1]	Number of stock options vested and expected to vest were 2,293,608.
[2]	Contractual life indicates the sum of service (vesting) period and exercise period.

Employee Stock Option Plan (Summary of Information about Stock Grants Outstanding) (Details) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Stock Grants [Member]	Dec. 31, 2010 Granted Date, 2008-03-28 [Member] KRW		Dec. 31, 2010 Granted Date, 2008-09-29 [Member] KRW		Dec. 31, 2010 Granted Date, 2008-10-18 [Member] KRW		Dec. 31, 2010 Granted Date, 2009-07-30 [Member] KRW		Dec. 31, 2010 Granted Date, 2009-08-27 [Member] KRW		Dec. 31, 2010 Granted Date, 2009-09-28 [Member] KRW		Dec. 31, 2010 Granted Date, 2009-11-18 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-01-01 Group One [Member] KRW		Dec. 31, 2010 Granted Date, 2010-01-01 Group Two [Member] KRW		Dec. 31, 2010 Granted Date, 2010-01-01 Group Three [Member] KRW		Dec. 31, 2010 Granted Date, 2010-01-01 Group Four [Member] KRW		Dec. 31, 2010 Granted Date, 2010-05-10 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-05-31 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-07-01 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-07-21 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-07-29 Group One [Member] KRW		Dec. 31, 2010 Granted Date, 2010-07-29 Group Two [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-03 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-01 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-04 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-12 Group One [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-12 Group Two [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-18 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-23 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-08-24 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-11 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-16 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-17 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-20 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-09-29 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-10-06 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-11-26 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-12-08 [Member] KRW		Dec. 31, 2010 Granted Date, 2010-12-15 [Member] KRW
Grant Date						2008-03-28		2008-09-29		2008-10-18		2009-07-30		2009-08-27		2009-09-28		2009-11-18		2010-01-01		2010-01-01		2010-01-01		2010-01-01		2010-05-10		2010-05-31		2010-07-01		2010-07-21		2010-07-29		2010-07-29		2010-08-01		2010-08-03		2010-08-04		2010-08-12		2010-08-12		2010-08-18		2010-08-23		2010-08-24		2010-09-11		2010-09-16		2010-09-17		2010-09-20		2010-09-29		2010-10-06		2010-11-26		2010-12-08		2010-12-15
Number of stock grants	849,092	312,639	194,108			4,787	[1]	1,521	[1]	7,365	[1]	10,499	[1]	2,328	[1]	67,990	[1]	4,976	[1]	989	[1]	74,567	[1]	28,751	[1]	14,674	[1]	23,376	[1]	186,080	[1]	2,432	[1]	2,638	[1]	150	[1]	985	[1]	10,395	[1]	1,348	[1]	1,625	[1]	165	[1]	40,007	[1]	1,994	[1]	170	[1]	2,321	[1]	662	[1]	76,071	[1]	88,971	[1]	445	[1]	9,839	[1]	4,767	[1]	90,708	[1]	85,058	[1]	438	[1]
Weighted average remaining contractual life						1.61	[2]	0	[2]	1.9	[2]	0.51	[2]	1	[2]	0.98	[2]	1.89	[2]	2	[2]	2	[2]	2	[2]	2	[2]	2.14	[2]	2.41	[2]	2.12	[2]	2.01	[2]	2	[2]	2.03	[2]	2.19	[2]	2.09	[2]	2.03	[2]	3	[2]	3	[2]	2.01	[2]	2.01	[2]	2.02	[2]	2	[2]	5	[2]	5	[2]	2	[2]	3.01	[2]	2	[2]	3.74	[2]	2.83	[2]	2.65	[2]
Intrinsic value						275		87		423		604		134		3,909		286		57		4,288		1,653		844		1,344		10,700		140		152		9		57		598		78		93		9		2,300		115		10		133		38		4,374		5,116		26		566		274		5,216		4,891		25
Number of stock grants vested and expected to vest					502,145

[1]	Number of stock grants vested and expected to vest were 502,145
[2]	Contractual life indicates the sum of service (vesting) period.

Fair Value Measurement (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Fair Value Measurement
Effective date deferral, FAS 157		January 1, 2009
Percentage of total assets representing instruments measured at fair value on a recurring basis	9.89%	10.46%
Percentage of total liabilities representing instruments measured at fair value on a recurring basis	1.49%	1.89%
Percentage of total assets representing instruments measured at fair value categorized as Level 3	2.16%	1.00%
Percentage of total liabilities representing instruments measured at fair value categorized as Level 3	3.57%	7.72%
Net decrease in available-for-sale securities		2,831
Net change in Level 3 net derivative liabilities	176,476	91,088
Transfer of net derivative liabilities between fair value measurement levels	3,206	87,013
Realized and unrealized gains relating to derivative assets and liabilities included in trading revenues	98,208	24,204
Increase in Level 3 investment	315,974	92,302
Net loss of Level 3 investments		50,828
Net gain of Level 3 investments	287,018
Net purchases, issuances and settlements	30,138	145,505
Transfer of investment from Level 3 to Level 1	1,182	2,375

Fair Value Measurement (Fair Value Assets and Liabilities Measured on a Recurring Basis) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets measured at fair value, other investments	79,456	79,228
Assets measured at fair value, other assets-hedging derivatives	108,944	48,070
Liabilities measured at fair value, other liabilities-hedging derivatives	217,891	209,929
Foreign Exchange Spot Contracts [Member]
Liabilities measured at fair value, trading liabilities	1,839	2,812
Foreign Exchange Spot Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	1,839	2,812
Foreign Exchange Spot Contracts [Member]
Assets measured at fair value, trading assets	1,415	2,878
Foreign Exchange Spot Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,415	2,878
Securities Sold, Not yet Purchased [Member]
Liabilities measured at fair value, trading liabilities	1,279,869	1,347,668
Securities Sold, Not yet Purchased [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value, trading liabilities	1,279,869	1,347,668
Derivative Liabilities [Member]
Liabilities measured at fair value, trading liabilities	1,987,743	2,895,624
Derivative Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value, trading liabilities	7,576	398
Derivative Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	1,880,493	2,588,027
Derivative Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value, trading liabilities	99,674	307,199
Foreign Exchange Derivatives [Member]
Liabilities measured at fair value, trading liabilities	1,110,304
Foreign Exchange Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	1,110,304
Foreign Exchange Derivatives [Member]
Assets measured at fair value, trading assets	1,747,629
Foreign Exchange Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,743,012
Foreign Exchange Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	4,617
Interest Rate Derivatives [Member]
Liabilities measured at fair value, trading liabilities	732,425
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	721,931
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value, trading liabilities	10,494
Interest Rate Derivatives [Member]
Assets measured at fair value, trading assets	596,004
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	586,694
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	9,310
Equity Derivatives [Member]
Liabilities measured at fair value, trading liabilities	141,501
Equity Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value, trading liabilities	7,576
Equity Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	48,258
Equity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value, trading liabilities	85,667
Equity Derivatives [Member]
Assets measured at fair value, trading assets	38,949
Equity Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	809
Equity Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	25,187
Equity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	12,953
Other [Member]
Liabilities measured at fair value, trading liabilities	3,513
Other [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value, trading liabilities	3,513
Other [Member]
Assets measured at fair value, trading assets	3,743
Other [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	3,743
Derivative Assets [Member]
Assets measured at fair value, trading assets	2,388,279	3,258,435
Derivative Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	809	79
Derivative Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	2,354,893	3,177,419
Derivative Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	32,577	80,937
Credit Derivatives [Member]
Assets measured at fair value, trading assets	1,954
Credit Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	1,954
Trading Assets [Member]
Assets measured at fair value, trading assets	3,695,119	4,460,242
Trading Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	1,736,619	2,284,545
Trading Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,958,500	2,175,697
Available-for-Sale Securities [Member]
Assets measured at fair value, investments	18,636,261	18,710,792
Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, investments	9,466,515	9,954,399
Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, investments	8,748,394	8,649,829
Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments	421,352	106,564
Debt Securities [Member]
Assets measured at fair value, trading assets	3,518,906
Assets measured at fair value, investments	17,309,120	17,576,165
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	1,624,085
Assets measured at fair value, investments	8,561,574	8,926,968
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,894,821
Assets measured at fair value, investments	8,747,546	8,648,320
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments		877
Korean Treasury and Government Agencies [Member]
Assets measured at fair value, trading assets	910,651
Assets measured at fair value, investments	8,213,217	7,891,602
Korean Treasury and Government Agencies [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	692,727
Assets measured at fair value, investments	6,304,090	6,243,284
Korean Treasury and Government Agencies [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	217,924
Assets measured at fair value, investments	1,909,127	1,648,318
Corporate [Member]
Assets measured at fair value, trading assets	151,091
Assets measured at fair value, investments	1,285,033	1,281,517
Corporate [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	151,091
Assets measured at fair value, investments	1,285,033	1,281,470
Corporate [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments		47
Financial Institutions [Member]
Assets measured at fair value, trading assets	2,285,452
Assets measured at fair value, investments	6,000,232	6,404,763
Financial Institutions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	931,358
Assets measured at fair value, investments	2,257,484	2,683,684
Financial Institutions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,354,094
Assets measured at fair value, investments	3,742,748	3,721,079
Asset-Backed Securities [Member]
Assets measured at fair value, trading assets	171,712
Assets measured at fair value, investments	1,810,638	1,998,283
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	171,712
Assets measured at fair value, investments	1,810,638	1,997,453
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments		830
Equity Securities [Member]
Assets measured at fair value, trading assets	176,213
Assets measured at fair value, investments	1,327,141	1,134,627
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	112,534
Assets measured at fair value, investments	904,941	1,027,431
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	63,679
Assets measured at fair value, investments	848	1,509
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments	421,352	105,687
Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, other investments	1,809	2,767
Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, other assets-hedging derivatives	103,308	47,787
Liabilities measured at fair value, other liabilities-hedging derivatives	192,933	173,013
Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, other investments	77,647	76,461
Assets measured at fair value, other assets-hedging derivatives	5,636	283
Liabilities measured at fair value, other liabilities-hedging derivatives	24,958	36,916

Fair Value Measurement (Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	30,138		145,505
Available-for-Sale Securities [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance			3,708
Total realized/unrealized gains (losses) recorded, Others			(46,299)	[1]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements			149,155
Total realized/unrealized gains (losses) recorded, Ending Balance			106,564
Unrealized gains (losses) still held			(44,326)	[2]
Corporate [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	47
Total realized/unrealized gains (losses) recorded, Others	(47)	[1]
Asset-Backed Securities [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	830
Total realized/unrealized gains (losses) recorded, Others	1,879	[1]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	(2,709)
Equity Securities [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	105,687
Total realized/unrealized gains (losses) recorded, Others	282,123	[1]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	33,542
Total realized/unrealized gains (losses) recorded, Ending Balance	421,352
Unrealized gains (losses) still held	237,749	[3]
Other Investments [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	76,461		87,015
Total realized/unrealized gains (losses) recorded, Trading revenues	3,063
Total realized/unrealized gains (losses) recorded, Others			(4,529)	[1]
Total realized/unrealized gains (losses) recorded, Transfers into/out of Level 3	(1,182)	[4]	(2,375)	[4]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	(695)		(3,650)
Total realized/unrealized gains (losses) recorded, Ending Balance	77,647		76,461
Unrealized gains (losses) still held	(1,748)	[3]	(5,576)	[2]
Derivatives Net [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	(262,895)	[5],[6]	(353,983)	[5]
Total realized/unrealized gains (losses) recorded, Trading revenues	98,208	[6]	24,204	[5]
Total realized/unrealized gains (losses) recorded, Transfers into/out of Level 3	(3,206)	[4],[6]	(87,013)	[4],[5]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	81,474	[6]	153,897	[5]
Total realized/unrealized gains (losses) recorded, Ending Balance	(86,419)	[6]	(262,895)	[5],[6]
Unrealized gains (losses) still held	(7,842)	[3],[6]	80,851	[2],[5]
Foreign Exchange Derivatives [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	2,652
Total realized/unrealized gains (losses) recorded, Trading revenues	3,340
Total realized/unrealized gains (losses) recorded, Transfers into/out of Level 3	(294)	[4]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	(1,081)
Total realized/unrealized gains (losses) recorded, Ending Balance	4,617
Unrealized gains (losses) still held	2,259	[3]
Interest Rate Derivatives [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	(23,294)
Total realized/unrealized gains (losses) recorded, Trading revenues	15,450
Total realized/unrealized gains (losses) recorded, Transfers into/out of Level 3	(2,912)	[4]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	15,208
Total realized/unrealized gains (losses) recorded, Ending Balance	4,452
Unrealized gains (losses) still held	(21,794)	[3]
Equity Derivatives [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	(206,451)
Total realized/unrealized gains (losses) recorded, Trading revenues	66,390
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	67,347
Total realized/unrealized gains (losses) recorded, Ending Balance	(72,714)
Unrealized gains (losses) still held	(1,335)	[3]
Credit Derivatives [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	2,118
Total realized/unrealized gains (losses) recorded, Trading revenues	(164)
Total realized/unrealized gains (losses) recorded, Ending Balance	1,954
Unrealized gains (losses) still held	(164)	[3]
Other [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	(37,920)
Total realized/unrealized gains (losses) recorded, Trading revenues	13,192
Total realized/unrealized gains (losses) recorded, Ending Balance	(24,728)
Unrealized gains (losses) still held	13,192	[3]

[1]	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
[2]	Represents the amount of total gains or losses for the year ended December 31, 2009, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2009.
[3]	Represents the amount of total gains or losses for the year ended December 31, 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2010.
[4]	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.
[5]	Net derivatives liabilities at December 31, 2009 and 2008 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.
[6]	Net derivatives liabilities at December 31, 2010 and 2009 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

Fair Value Measurement (Fair Value, Assets and Liabilities Measured on Nonrecurring Basis) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Premises and Equipment, Net [Member] | Fair Value, Inputs, Level 2 [Member]
Premises and equipment	1,817		3,576
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value, assets measured on nonrecurring basis, investments	459,560
Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value, assets measured on nonrecurring basis, investments	459,995		1,515
Loans Receivable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value, assets measured on nonrecurring basis, loans receivable	923,722	[1]	638,165	[1]
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value, assets measured on nonrecurring basis, investments	435

[1]	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

Fair Value Measurement (Estimated Fair Value of Financial Instruments) (Details)	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] KRW	Dec. 31, 2009 Carrying (Reported) Amount, Fair Value Disclosure [Member] KRW	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure [Member] KRW	Dec. 31, 2009 Estimate of Fair Value, Fair Value Disclosure [Member] KRW
Cash and cash equivalents							3,867,316,000,000	2,695,569,000,000	3,867,316,000,000	2,695,569,000,000
Restricted cash							3,359,465,000,000	6,050,241,000,000	3,359,465,000,000	6,050,241,000,000
Interest-bearing deposits in other banks	873,349,000		987,408,000,000		466,890,000,000		987,408,000,000	466,890,000,000	987,408,000,000	466,890,000,000
Call loans and securities purchased under resale agreements	2,520,369,000		2,849,529,000,000		2,036,142,000,000		2,849,529,000,000	2,036,142,000,000	2,849,529,000,000	2,036,142,000,000
Investments							33,911,415,000,000	33,245,391,000,000	34,767,315,000,000	34,020,413,000,000
Loans	170,658,959,000	[1]	192,947,019,000,000	[1]	193,454,326,000,000	[1]	192,947,019,000,000	193,454,326,000,000	193,137,284,000,000	192,767,714,000,000
Due from customers on acceptances	1,661,233,000		1,878,190,000,000		1,895,444,000,000		1,878,190,000,000	1,895,444,000,000	1,878,190,000,000	1,895,444,000,000
Accrued interest and dividends receivable	846,229,000		956,746,000,000		1,029,257,000,000		956,746,000,000	1,029,257,000,000	956,746,000,000	1,029,257,000,000
Security deposits	1,239,580,000		1,401,469,000,000		1,405,638,000,000		1,401,469,000,000	1,405,638,000,000	1,401,469,000,000	1,405,638,000,000
Loans held for sale							73,460,000,000	201,275,000,000	73,460,000,000	201,275,000,000
Other assets - off-balance sheet instruments							19,275,000,000	29,808,000,000	19,275,000,000	29,808,000,000
Interest bearing	156,418,006,000		176,846,197,000,000		166,078,921,000,000		176,846,197,000,000	166,078,921,000,000	176,840,307,000,000	166,113,912,000,000
Non-interest-bearing deposits	2,725,931,000		3,081,938,000,000		3,104,147,000,000		3,081,938,000,000	3,104,147,000,000	3,081,938,000,000	3,104,147,000,000
Call money	535,466,000		605,398,000,000		1,364,516,000,000		605,398,000,000	1,364,516,000,000	605,398,000,000	1,364,516,000,000
Acceptances outstanding	1,661,233,000		1,878,190,000,000		1,895,444,000,000		1,878,190,000,000	1,895,444,000,000	1,878,190,000,000	1,895,444,000,000
Accrued interest payable	3,275,539,000		3,703,325,000,000		3,819,342,000,000		3,703,325,000,000	3,819,342,000,000	3,703,325,000,000	3,819,342,000,000
Other borrowed funds							8,775,200,000,000	8,176,286,000,000	8,775,784,000,000	8,175,635,000,000
Secured borrowings	2,344,833,000		2,651,069,000,000		4,669,728,000,000		2,651,069,000,000	4,669,728,000,000	2,829,896,000,000	4,883,609,000,000
Long-term debt	26,605,460,000		30,080,132,000,000		39,569,909,000,000		30,080,132,000,000	39,569,909,000,000	31,307,786,000,000	40,441,451,000,000
Other liabilities-off-balance sheet instruments							19,275,000,000	29,808,000,000	19,275,000,000	29,808,000,000

[1]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).

Derivative Instruments and Hedging Activities (Narrative) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative instruments with credit-risk-related contingent features in a liability position	1,281,782	1,590,026
Collateral posted	63,703	257,852
Potential additional collateral	150,379	173,559
Exposure to counterparty credit risk	835,094	1,453,925
Collateral netted against derivative assets	11,188	76,690
Foreign Financial Institutions [Member]
Exposure to counterparty credit risk	76,055	93,797
Foreign Non-Financial Institutions [Member]
Exposure to counterparty credit risk	8,377	5,990
Domestic Financial Institutions [Member]
Exposure to counterparty credit risk	58,225	47,628
Domestic Non-Financial Institutions [Member]
Exposure to counterparty credit risk	692,437	1,306,510

Derivative Instruments and Hedging Activities (Schedule of Notional Amounts of Derivative Instruments) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Notional amount of derivatives qualifying under ASC 815 as hedging instruments	3,344,497	3,721,190
Notional amount of other derivative contracts, trading derivatives	171,229,406	169,618,555
Notional amount of other derivative contracts, management hedges	60,000	162,078
Total notional amount of derivatives	174,633,903	173,501,823
Foreign Exchange Spot Contracts [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	1,300,882	2,451,179
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	1,300,882	2,451,179
Foreign Exchange Derivatives Currency Futures [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	609,989	1,552,324
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	609,989	1,552,324
Foreign Exchange Derivatives Currency Forwards [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	36,597,264	35,506,815
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	36,597,264	35,506,815
Foreign Exchange Derivatives Currency Swaps [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments	1,138,900	1,167,600
Notional amount of other derivative contracts, trading derivatives	16,870,518	18,800,976
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	18,009,418	19,968,576
Foreign Exchange Derivatives Currency Options Purchased [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	481,461	1,479,661
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	481,461	1,479,661
Foreign Exchange Derivatives Currency Options Sold [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	536,443	1,784,605
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	536,443	1,784,605
Interest Rate Futures [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	1,067,924	3,770,071
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	1,067,924	3,770,071
Interest Rate Swaps [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments	2,015,597	2,363,590
Notional amount of other derivative contracts, trading derivatives	97,030,813	90,068,589
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	99,046,410	92,432,179
Interest Rate Options Purchased [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	5,970,000	4,700,000
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	5,970,000	4,700,000
Interest Rate Options Sold [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	5,531,894	3,453,481
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	5,531,894	3,453,481
Equity Derivatives Stock Futures [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	168,621	75,043
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	168,621	75,043
Equity Derivatives Stock Options Purchased [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	3,534,250	3,607,076
Notional amount of other derivative contracts, management hedges		21,574
Total notional amount of derivatives	3,534,250	3,628,650
Equity Derivatives Stock Options Sold [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	1,321,709	1,892,687
Notional amount of other derivative contracts, management hedges		21,574
Total notional amount of derivatives	1,321,709	1,914,261
Equity Derivatives Stock Swaps [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	7,638	154,197
Notional amount of other derivative contracts, management hedges		17,203
Total notional amount of derivatives	7,638	171,400
Credit Derivatives Protection Sold [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	200,000	200,000
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	200,000	200,000
Commodity Forwards [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives
Notional amount of other derivative contracts, management hedges		41,727
Total notional amount of derivatives		41,727
Other [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments	190,000	190,000
Notional amount of other derivative contracts, trading derivatives		121,851
Notional amount of other derivative contracts, management hedges	60,000	60,000
Total notional amount of derivatives	250,000	371,851

Derivative Instruments and Hedging Activities (Schedule of Derivative Assets and Derivative Liabilities) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Total derivatives assets	2,498,638	3,309,383
Total derivatives liabilities	2,207,473	3,108,365
Trading Derivatives [Member]
Derivative Assets	2,389,694	3,261,313
Derivative liabilities	1,989,582	2,898,436
Trading Derivatives [Member] | Foreign Exchange Spot Contracts [Member]
Derivative Assets	1,415	2,878
Derivative liabilities	1,839	2,812
Trading Derivatives [Member] | Foreign Exchange Derivatives [Member]
Derivative Assets	1,747,629	2,592,510
Derivative liabilities	1,110,304	1,751,492
Trading Derivatives [Member] | Interest Rate Derivatives [Member]
Derivative Assets	596,004	573,309
Derivative liabilities	732,425	814,637
Trading Derivatives [Member] | Equity Derivatives [Member]
Derivative Assets	38,949	86,267
Derivative liabilities	141,501	321,803
Trading Derivatives [Member] | Credit Derivatives [Member]
Derivative Assets	1,954	2,118
Derivative liabilities
Trading Derivatives [Member] | Commodity Derivatives [Member]
Derivative Assets		2,410
Derivative liabilities		2,386
Trading Derivatives [Member] | Other Derivatives [Member]
Derivative Assets	3,743	1,821
Derivative liabilities	3,513	5,306
Qualifying Accounting Hedge [Member]
Derivative Assets	108,944	48,070
Derivative liabilities	217,891	209,929
Qualifying Accounting Hedge [Member] | Foreign Exchange Spot Contracts [Member]
Derivative Assets
Derivative liabilities
Qualifying Accounting Hedge [Member] | Foreign Exchange Derivatives [Member]
Derivative Assets
Derivative liabilities	192,933	166,817
Qualifying Accounting Hedge [Member] | Interest Rate Derivatives [Member]
Derivative Assets	108,944	48,070
Derivative liabilities		8,692
Qualifying Accounting Hedge [Member] | Equity Derivatives [Member]
Derivative Assets
Derivative liabilities
Qualifying Accounting Hedge [Member] | Credit Derivatives [Member]
Derivative Assets
Derivative liabilities
Qualifying Accounting Hedge [Member] | Commodity Derivatives [Member]
Derivative Assets
Derivative liabilities
Qualifying Accounting Hedge [Member] | Other Derivatives [Member]
Derivative Assets
Derivative liabilities	24,958	34,420
Foreign Exchange Spot Contracts [Member]
Derivative Assets	1,415	2,878
Derivative liabilities	1,839	2,812
Foreign Exchange Derivatives [Member]
Derivative Assets	1,747,629	2,592,510
Derivative liabilities	1,303,237	1,918,309
Interest Rate Derivatives [Member]
Derivative Assets	704,948	621,379
Derivative liabilities	732,425	823,329
Equity Derivatives [Member]
Derivative Assets	38,949	86,267
Derivative liabilities	141,501	321,803
Credit Derivatives [Member]
Derivative Assets	1,954	2,118
Derivative liabilities
Commodity Derivatives [Member]
Derivative Assets		2,410
Derivative liabilities		2,386
Other Derivatives [Member]
Derivative Assets	3,743	1,821
Derivative liabilities	28,471	39,726

Derivative Instruments and Hedging Activities (Schedule of Trading Gains (Losses) in Consolidated Income Statements) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Trading gains (losses)	389,561	[1]	180,918	[1]
Foreign Exchange Spot Contracts [Member]
Trading gains (losses)	(368,713)	[1]	98,101	[1]
Foreign Exchange Derivatives [Member]
Trading gains (losses)	692,478	[1]	269,934	[1]
Interest Rate Derivatives [Member]
Trading gains (losses)	(29,744)	[1]	(206,435)	[1]
Equity Derivatives [Member]
Trading gains (losses)	89,096	[1]	6,738	[1]
Credit Derivatives [Member]
Trading gains (losses)	1,869	[1]	16,000	[1]
Commodity Derivatives [Member]
Trading gains (losses)	(61)	[1]	(490)	[1]
Other Derivatives [Member]
Trading gains (losses)	4,636	[1]	(2,930)	[1]

[1]	Amounts are recorded in net trading revenue.

Derivative Instruments and Hedging Activities (Schedule of Gains (Losses) on Derivatives Designated as Fair Value Hedges) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Derivatives designated as fair value hedges, gain (loss) recognized in income	51,329	[1]	(260,885)	[1]
Derivatives designated as fair value hedges, gain (loss) recognized in income	(41,416)	[1]	214,965	[1]
Gain (loss) on hedge ineffectiveness	9,913		(45,920)
Foreign Exchange Derivatives [Member]
Derivatives designated as fair value hedges, gain (loss) recognized in income	(25,764)	[1]	(165,271)	[1]
Derivatives designated as fair value hedges, gain (loss) recognized in income	27,816	[1]	106,655	[1]
Gain (loss) on hedge ineffectiveness	2,052		(58,616)
Interest Rate Derivatives [Member]
Derivatives designated as fair value hedges, gain (loss) recognized in income	69,005	[1]	(62,411)	[1]
Derivatives designated as fair value hedges, gain (loss) recognized in income	(60,923)	[1]	68,813	[1]
Gain (loss) on hedge ineffectiveness	8,082		6,402
Other Derivatives [Member]
Derivatives designated as fair value hedges, gain (loss) recognized in income	8,088	[1]	(33,203)	[1]
Derivatives designated as fair value hedges, gain (loss) recognized in income	(8,309)	[1]	39,497	[1]
Gain (loss) on hedge ineffectiveness	(221)		6,294

[1]	Amounts are recorded in other non-interest income(expense).

Derivative Instruments and Hedging Activities (Schedule of Credit Default Swap Payout Information) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments and Hedging Activities
Credit default swaps, Maximum Payout/ Notional	200,000	[1]	200,000	[1]
Credit default swaps, Fair value liability, 1 to 3 years			2,118	[1]
Credit default swaps, Fair value liability			2,118	[1]
Credit default swaps, Fair value asset, Less than 1 year	1,954	[1]
Credit default Swaps, Fair value asset	1,954	[1]

[1]	The Company considers ratings of BBB- or higher to meet the definition of investment grade.

Commitments and Contingencies (Narrative) (Details)	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended													12 Months Ended		12 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Aug. 31, 2010 USD ( $)	Jul. 31, 2010 KRW	Apr. 30, 2004 KRW	Dec. 31, 2008	Dec. 31, 2007 KRW	Jun. 30, 2007 KRW	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2007 KRW	Oct. 17, 2009 KRW	Dec. 17, 2008 KRW	Jul. 31, 2008 KRW	Jun. 30, 2008 KRW	May 31, 2008 KRW	Apr. 30, 2008 KRW	Mar. 31, 2008 KRW	Jan. 30, 2007 KRW	Aug. 31, 2006 KRW	Dec. 31, 2010 KIKO Products [Member]	May 04, 2010 KIKO Products [Member] KRW	Dec. 31, 2010 Five Lawsuits [Member] KRW	Jun. 30, 2010 Three Lawsuits [Member] KRW	Jul. 31, 2009 Seoul Central District Court [Member] KRW	Dec. 31, 2008 Seoul Central District Court [Member]	Dec. 31, 2010 Seoul Central District Court [Member] KRW	Jul. 31, 2010 Seoul High Court [Member] KRW	Jul. 31, 2009 Seoul High Court [Member] KRW	Dec. 31, 2010 Seoul High Court [Member] KRW
Lawsuits filed							125
Aggregate claims for lawsuits filed							763,919,000,000
Lawsuits faced							274
Aggregate damages for lawsuits faced							1,428,504,000,000
Accrued liabilities related to litigation or regulatory matters							6,936,000,000
Lawsuit for excessive fees relating to the lottery operations																			321,000,000,000
Fee rate for fees payable to Korea Lottery Service Inc			9.52%
Revised fee rate for fees payable to Korea Lottery Service Inc			3.14%
Demand for the payment of unpaid fees			20,000,000,000
Post court judgment reduced the amount of damage claim															4,500,000,000
Unpaid fees arising from the difference between the fees payable by the Company under the previous rate and the revised rate																		446,000,000,000
Favorable court ruling with reduced damage													123,000,000,000
Lawsuit with the Seoul Central District Court seeking payment of unpaid fees														134,000,000,000
Alleged price - fixing practices, export bills of exchange																	257,000,000
Alleged price-fixing practices administrative fines																	439,000,000
Alleged price-fixing practices, direct deposit fees administrative fines																537,000,000
Tax deficiencies					292,000,000,000	190,000,000,000
Tax paid due to tax deficiencies										482,000,000,000
Number of companies filing lawsuits																				6
Number of dismissed lawsuits																				3
KIKO products lawsuits claim																					12,000,000,000
Lawsuits against sales of offshore funds and currency future contracts damage claim				11
Offshore funds and currency future contracts damage claim lawsuits dismissed				4																					1
Offshore funds and currency future contracts damage claim lawsuits pending								5
Plaintiffs claimed damages																						557,000,000	5,581,000,000	154,000,000		199,000,000	44,000,000	221,000,000	0
Pre-delivery installments paid by the purchasers	46,600,000
National Housing Fund		120,000,000,000
Total rental expenses							228,714,000,000	183,716,000,000	173,297,000,000
Advance payment refund guarantees							2,089,411,000,000	2,678,712,000,000
Bond market stabilization fund commitment												1,043,826,000,000
Total bond market stabilization fund contribution							521,913,000,000
UAMCO contribution commitment											175,000,000,000
Total UAMCO contribution							89,950,000,000
Carrying amount of the liabilities related to financial and performance guarantees							11,109,000,000	19,433,000,000
SPE liquidity contribution							1,111,000,000,000	1,575,000,000,000
Total carrying amount of liabilities							8,166,000,000	10,375,000,000

Commitments and Contingencies (Future Minimum Rental Payments under Non-Cancelable Operating and Capital Lease Terms) (Details) (KRW) In Millions	Dec. 31, 2010
Operating Lease [Member]
2011	115,812
2012	59,117
2013	22,424
2014	10,783
2015	6,031
Thereafter	2,000
Total	216,167
Capital Lease [Member]
2011	183
2012	154
2013	210
2014	277
2015
Thereafter
Total	824

Commitments and Contingencies (Credit Risk Financial Instruments) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Guarantees	5,445,132		6,225,712
Commercial letters of credit	6,820,424	[1]	8,350,739	[1]
Commercial [Member]
Unused lines of credit	28,485,828		28,560,694
Consumer [Member]
Unused lines of credit	10,844,177		13,263,808
Credit Cards [Member]
Unused lines of credit	43,232,049		41,784,795

[1]	The above contains advance payment refund guarantees and others which amount to (Won)2,678,712 million and (Won)2,089,411 million as of December 31, 2009 and 2010, respectively.

Commitments and Contingencies (Primary Components of Assets Pledged as Collateral for Borrowings and Other Purposes) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Trading securities	1,464,778	1,309,212
Available-for-sale securities	896,521	1,189,954
Held-to-maturity securities	5,721,316	6,977,474
Other securities	278	278
Loans	2,130,765	4,956,728
Real estate	4,103	3,919
Cash	4,000	114,100
Total	10,221,761	14,551,665

Commitments and Contingencies (Schedule of Guarantees under Fin 45 (ASC 460)) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Expire within one year	5,800,369	4,951,039
Expire after one year	3,710,382	5,718,555
Total	9,510,751	10,669,594
Maximum potential amount of future payment or notional amounts	9,510,751	10,669,594
Financial Guarantees [Member]
Expire within one year	596,203	293,038
Expire after one year	6,272	303,150
Total	602,475	596,188
Maximum potential amount of future payment or notional amounts	602,475	596,188
Performance Guarantees [Member]
Expire within one year	4,114,604	3,682,165
Expire after one year	728,053	1,947,359
Total	4,842,657	5,629,524
Maximum potential amount of future payment or notional amounts	4,842,657	5,629,524
Liquidity Facilities to SPEs [Member]
Expire within one year	396,050	469,513
Expire after one year	715,112	1,105,857
Total	1,111,162	1,575,370
Maximum potential amount of future payment or notional amounts	1,111,162	1,575,370
Trust Fund Guarantees [Member]
Expire within one year	693,512	506,323
Expire after one year	2,260,945	2,362,189
Total	2,954,457	2,868,512
Maximum potential amount of future payment or notional amounts	2,954,457	2,868,512

Commitments and Contingencies (Maximum Potential Amount of Future Guarantee Payments) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Investment Grade	4,640,724	5,063,258
Non-Investment Grade	1,911,498	2,735,500
Not Rated	2,958,529	2,870,836
Total	9,510,751	10,669,594
Financial Guarantees [Member]
Investment Grade	475,030	446,867
Non-Investment Grade	127,387	149,321
Not Rated	58
Total	602,475	596,188
Performance Guarantees [Member]
Investment Grade	3,255,244	3,395,785
Non-Investment Grade	1,583,399	2,231,415
Not Rated	4,014	2,324
Total	4,842,657	5,629,524
Liquidity Facilities to SPEs [Member]
Investment Grade	910,450	1,220,606
Non-Investment Grade	200,712	354,764
Total	1,111,162	1,575,370
Trust Fund Guarantees [Member]
Not Rated	2,954,457	2,868,512
Total	2,954,457	2,868,512

Concentrations of Geographic and Credit Risk (Narrative) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Concentrations of Geographic and Credit Risk
Percent of Korean based loans	99.00%	99.00%
Investments in Korean based debt and equity securities	99.00%	99.00%
Maximum interest and dividend income percent from a single entity	10.00%	10.00%	10.00%

Concentrations of Geographic and Credit Risk (On-balance Sheet Loans and Off-balance Sheet Credit Instruments Exposure) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Commercial and industrial loans	74,608,512	[1]	74,611,001	[1]
Construction loans	6,421,718		8,096,574
Mortgages loans	41,155,936		44,221,131
Home equity loans	29,287,399		26,457,188
Credit card loans	12,394,702		11,368,321
Other consumer loans	27,789,903	[2]	26,949,582	[2]
Total Credit Exposure [Member]
Commercial and industrial loans	89,122,675		88,745,085
Construction loans	9,819,946		11,750,371
Other commercial loans	12,238,236		11,832,021
Mortgages loans	41,155,936		44,221,131
Home equity loans	30,653,741		30,846,737
Credit card loans	55,626,751		53,153,116
Other consumer loans	37,266,275		35,822,547
Foreign loans	3,174,215		3,463,673
Total	279,057,775		279,834,681
On-Balance Sheet [Member]
Commercial and industrial loans	74,608,512		74,611,001
Construction loans	6,421,718		8,096,574
Other commercial loans	2,349,976		2,178,037
Mortgages loans	41,155,936		44,221,131
Home equity loans	29,287,399		26,457,188
Credit card loans	12,394,702		11,368,321
Other consumer loans	27,789,903		26,949,582
Foreign loans	2,487,575		2,343,550
Total	196,495,721		196,225,384
Off-Balance Sheet [Member]
Commercial and industrial loans	14,514,163		14,134,084
Construction loans	3,398,228		3,653,797
Other commercial loans	9,888,260		9,653,984
Mortgages loans
Home equity loans	1,366,342		4,389,549
Credit card loans	43,232,049		41,784,795
Other consumer loans	9,476,372		8,872,965
Foreign loans	686,640		1,120,123
Total	82,562,054		83,609,297

[1]	Commercial and industrial loans include (Won)29,359 million and (Won)54,303 million of loans to the Korean government and government related agencies as of December 31, 2009 and 2010, respectively.
[2]	Other consumer loans include personal overdrafts and loans with principal due at maturity.

Related Party Transactions (Schedule of Directors with Common Relationships) (Details)	12 Months Ended
Dec. 31, 2010
Cheil Industries ("Cheil") [Member]
Period of relationship, in years	March 2011 onwards
Commencement of common relationship	March 2011 onwards
SK Holdings Co., Ltd ("SK") [Member]
Period of relationship, in years	March 2008 to December 2010
Month and year director resigned from the Company	In December 2010, the director resigned from the Company

Related Party Transactions (Schedule of Loans with Related Parties) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions
Loans, January 1	12,245	6,970
New Loans	6,383	6,486
Repayments	(11,452)	(1,211)
Loans, December 31	7,176	12,245

Related Party Transactions (Schedule of Outstanding Balances and Related Income and Expenses) (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Trusts [Member] KRW		Dec. 31, 2009 Trusts [Member] KRW		Dec. 31, 2008 Trusts [Member] KRW		Dec. 31, 2008 DSME [Member] KRW		Dec. 31, 2008 Money Today [Member] KRW		Dec. 31, 2010 SK [Member] KRW		Dec. 31, 2009 SK [Member] KRW		Dec. 31, 2008 SK [Member] KRW		Dec. 31, 2008 HITE [Member] KRW		Dec. 31, 2009 LGInt [Member] KRW		Dec. 31, 2008 LGInt [Member] KRW		Dec. 31, 2009 Uclick [Member] KRW		Dec. 31, 2008 Uclick [Member] KRW		Dec. 31, 2010 KB Life [Member] KRW	Dec. 31, 2009 KB Life [Member] KRW	Dec. 31, 2008 KB Life [Member] KRW	Dec. 31, 2008 ING Life [Member] KRW	Dec. 31, 2010 Directors [Member] KRW		Dec. 31, 2009 Directors [Member] KRW		Dec. 31, 2008 Directors [Member] KRW		Dec. 31, 2009 Aju Auto Rental [Member] KRW		Dec. 31, 2009 KolonINet [Member] KRW		Dec. 31, 2008 KolonINet [Member] KRW		Dec. 31, 2009 AceTech [Member] KRW		Dec. 31, 2008 AceTech [Member] KRW		Dec. 31, 2009 KolonBenit [Member] KRW		Dec. 31, 2008 KolonBenit [Member] KRW		Dec. 31, 2010 Cheil [Member] KRW		Dec. 31, 2010 Parent Company [Member] KRW
Loans															150,000,000,000	[1]	150,000,000,000	[1]	150,000,000,000	[1]					101,562,000,000	[1]									7,176,000,000	[2]	12,245,000,000	[2]	6,970,000,000	[2]	17,548,000,000	[3]	9,970,000,000	[4]	35,033,000,000	[4]			2,000,000,000	[1]
Due from customers on acceptances	1,661,233,000	1,878,190,000,000	1,895,444,000,000																						44,990,000,000	[1]																													15,716,000,000	[1]
Receivables		142,176,000,000	264,373,000,000		22,151,000,000	[5]	22,959,000,000	[5]	14,743,000,000	[5]
Borrowings	7,761,543,000	8,775,200,000,000	8,176,286,000,000		1,834,461,000,000	[5]	1,658,160,000,000	[5]	2,775,135,000,000	[5]																																															750,000,000,000
Interest income on loans	9,916,914,000	11,212,063,000,000	11,840,037,000,000	13,864,324,000,000									5,000,000	[1]	8,295,000,000	[1]	8,295,000,000	[1]	8,295,000,000	[1]	290,000,000	[3]	826,000,000	[1]	2,124,000,000	[1]			38,000,000	[6]		1,000,000	9,000,000		112,000,000	[2]	646,000,000	[2]	956,000,000	[2]	1,312,000,000	[3]	1,054,000,000	[4]	331,000,000	[4]	20,000,000	[1]	68,000,000	[1]
Fees and commission income					148,453,000,000	[5]	126,785,000,000	[5]	101,274,000,000	[5]	36,000,000	[1]											12,000,000	[1]	153,000,000	[1]					38,499,000,000	34,636,000,000	47,951,000,000	10,674,000,000									2,000,000	[4]	32,000,000	[4]									2,000,000	[1]
Interest expense on borrowings					32,242,000,000	[5]	56,438,000,000	[5]	72,001,000,000	[5]
Purchase of goods and services																											603,000,000	[6]	3,006,000,000	[6]																					102,000,000	[4]	182,000,000	[4]

[1]	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
[2]	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.
[3]	The non-executive director of the Company during the year was the senior advisor of the entity.
[4]	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.
[5]	See Note 36
[6]	The non-executive director of the Company, is the majority stockholder of Uclick.

Operating Subsidiaries (Operating Subsidiaries) (Details)	Dec. 31, 2010
Kookmin Bank [Member] | Korea [Member]
Equity method investment, ownership percentage	100.00%
KB Investments and Securities Co., Ltd. [Member] | Korea [Member]
Equity method investment, ownership percentage	100.00%
KB Asset Management Co., Ltd. [Member] | Korea [Member]
Equity method investment, ownership percentage	100.00%
Powernet Technologies Corporation [Member] | Korea [Member]
Equity method investment, ownership percentage	92.64%	[1],[2]
Korea [Member] | KB Real Estate Trust Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Korea [Member] | KB Investment Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Korea [Member] | KB Futures Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Korea [Member] | KB Credit Information Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Korea [Member] | KB Data Systems Co., Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Hong Kong [Member] | Kookmin Bank Hong Kong Ltd. [Member]
Equity method investment, ownership percentage	100.00%	[3]
Hong Kong [Member] | KB Investment & Securities Hong Kong Ltd [Member]
Equity method investment, ownership percentage	100.00%	[4]
United Kingdom [Member] | Kookmin Bank Int' l Ltd. [Member]
Equity method investment, ownership percentage	100.00%	[3]
Cambodia [Member] | Kookmin Bank Cambodia PLC. [Member]
Equity method investment, ownership percentage	53.19%	[3],[5]

[1]	Indicates percentage of ownership by Chungkang Co., Ltd. that is wholly-owned by KB-Glennwood Private Equity Fund No. 1 of which KB Investment & Securities Co., Ltd. owns 0.03% of the shares.
[2]	Powernet Technologies Corporation. newly became a subsidiary of the Company in 2010.
[3]	Indicates percentage of ownership by Kookmin Bank.
[4]	Indicates percentage of ownership by KB Investment & Securities Co., Ltd.
[5]	Kookmin Bank Cambodia PLC. newly became a subsidiary of the Company in 2009.

Segment Reporting (Narrative) (Details)	12 Months Ended
Dec. 31, 2010
Segment Reporting
Goodwill, amortization period, maximum, years	20
Income tax benefit, likelihood of maximum tax benefit being realized, percentage	50.00%

Segment Reporting (Summary of Business Segment Results) (Details)	3 Months Ended	12 Months Ended																													6 Months Ended
	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Retail Banking [Member] KRW	Dec. 31, 2009 Retail Banking [Member] KRW	Dec. 31, 2008 Retail Banking [Member] KRW	Dec. 31, 2010 Corporate Banking [Member] KRW	Dec. 31, 2009 Corporate Banking [Member] KRW	Dec. 31, 2008 Corporate Banking [Member] KRW	Dec. 31, 2010 Capital Markets Activities [Member] KRW	Dec. 31, 2009 Capital Markets Activities [Member] KRW	Dec. 31, 2008 Capital Markets Activities [Member] KRW	Dec. 31, 2010 Credit Card Operations [Member] KRW	Dec. 31, 2009 Credit Card Operations [Member] KRW	Dec. 31, 2008 Credit Card Operations [Member] KRW	Dec. 31, 2010 Other Operations [Member] KRW	Dec. 31, 2009 Other Operations [Member] KRW	Dec. 31, 2008 Other Operations [Member] KRW	Dec. 31, 2010 Total Segments [Member] KRW	Dec. 31, 2009 Total Segments [Member] KRW	Dec. 31, 2008 Total Segments [Member] KRW	Dec. 31, 2010 Inter-Segment Transactions [Member] KRW	Dec. 31, 2009 Inter-Segment Transactions [Member] KRW	Dec. 31, 2008 Inter-Segment Transactions [Member] KRW		Dec. 31, 2010 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2009 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2008 U.S.GAAP Adjustments [Member] KRW	Jun. 30, 2008 Kookmin Bank [Member] KRW
Operating income			16,399,144,000,000	17,103,566,000,000	18,780,721,000,000	9,735,200,000,000	10,767,548,000,000	13,221,279,000,000	8,191,828,000,000	9,117,257,000,000	10,795,406,000,000	11,046,821,000,000	19,508,950,000,000	35,060,413,000,000	2,550,892,000,000	2,559,243,000,000	2,420,638,000,000	4,128,085,000,000	2,863,332,000,000	4,344,574,000,000	35,652,826,000,000	44,816,330,000,000	65,842,310,000,000	(9,966,633,000,000)	(14,223,088,000,000)	(19,548,677,000,000)	[1]	(9,287,049,000,000)	(13,489,676,000,000)	(27,512,912,000,000)
Operating expense			16,687,560,000,000	16,177,513,000,000	16,993,936,000,000	9,104,529,000,000	9,603,133,000,000	11,501,353,000,000	8,948,482,000,000	9,165,844,000,000	10,996,918,000,000	11,128,449,000,000	19,394,967,000,000	34,941,864,000,000	1,990,770,000,000	1,932,273,000,000	1,938,147,000,000	4,352,537,000,000	3,471,157,000,000	3,581,537,000,000	35,524,767,000,000	43,567,374,000,000	62,959,819,000,000	(9,857,767,000,000)	(13,526,540,000,000)	(19,381,568,000,000)	[1]	(8,979,440,000,000)	(13,863,321,000,000)	(26,584,315,000,000)
Segment results			(288,416,000,000)	926,053,000,000	1,786,785,000,000	630,671,000,000	1,164,415,000,000	1,719,926,000,000	(756,654,000,000)	(48,587,000,000)	(201,512,000,000)	(81,628,000,000)	113,983,000,000	118,549,000,000	560,122,000,000	626,970,000,000	482,491,000,000	(224,452,000,000)	(607,825,000,000)	763,037,000,000	128,059,000,000	1,248,956,000,000	2,882,491,000,000	(108,866,000,000)	(696,548,000,000)	(167,109,000,000)	[1]	(307,609,000,000)	373,645,000,000	(928,597,000,000)
Interest income			13,035,999,000,000	13,590,120,000,000	15,828,442,000,000	9,018,180,000,000	9,889,533,000,000	12,224,734,000,000	7,835,889,000,000	8,378,695,000,000	9,551,144,000,000	3,353,268,000,000	3,846,266,000,000	4,352,695,000,000	2,229,997,000,000	2,288,233,000,000	2,115,252,000,000	1,066,954,000,000	135,708,000,000	1,385,306,000,000	23,504,288,000,000	24,538,435,000,000	29,629,131,000,000	(10,483,894,000,000)	(9,762,047,000,000)	(12,713,112,000,000)	[1]	15,605,000,000	(1,186,268,000,000)	(1,087,577,000,000)
Interest expense			6,970,544,000,000	8,231,429,000,000	9,359,653,000,000	6,719,691,000,000	7,449,611,000,000	9,256,727,000,000	5,835,431,000,000	6,556,592,000,000	8,206,760,000,000	3,431,347,000,000	3,701,876,000,000	4,204,987,000,000	428,815,000,000	463,649,000,000	614,730,000,000	518,383,000,000	593,218,000,000	564,010,000,000	16,933,667,000,000	18,764,946,000,000	22,847,214,000,000	(9,888,850,000,000)	(10,413,325,000,000)	(13,337,045,000,000)	[1]	(74,273,000,000)	(120,192,000,000)	(150,516,000,000)
Net interest income (expense)			6,065,455,000,000	5,358,691,000,000	6,468,789,000,000	2,298,489,000,000	2,439,922,000,000	2,968,007,000,000	2,000,458,000,000	1,822,103,000,000	1,344,384,000,000	(78,079,000,000)	144,390,000,000	147,708,000,000	1,801,182,000,000	1,824,584,000,000	1,500,522,000,000	548,571,000,000	(457,510,000,000)	821,296,000,000	6,570,621,000,000	5,773,489,000,000	6,781,917,000,000	(595,044,000,000)	651,278,000,000	623,933,000,000	[1]	89,878,000,000	(1,066,076,000,000)	(937,061,000,000)
Provision for credit losses			3,568,040,000,000	2,203,993,000,000	2,313,454,000,000	300,542,000,000	263,761,000,000	203,038,000,000	2,201,632,000,000	1,391,912,000,000	1,351,006,000,000	(106,000,000)	53,049,000,000	12,789,000,000	115,077,000,000	266,046,000,000	98,393,000,000	69,924,000,000	323,641,000,000	163,227,000,000	2,687,069,000,000	2,298,409,000,000	1,828,453,000,000	(41,651,000,000)	576,000,000	(1,233,000,000)	[1]	922,622,000,000	(94,992,000,000)	486,234,000,000
Non-interest income			3,363,145,000,000	3,513,446,000,000	2,952,279,000,000	717,020,000,000	878,015,000,000	996,545,000,000	355,939,000,000	738,562,000,000	1,244,262,000,000	7,693,553,000,000	15,662,684,000,000	30,707,718,000,000	320,895,000,000	271,010,000,000	305,386,000,000	3,061,131,000,000	2,727,624,000,000	2,959,268,000,000	12,148,538,000,000	20,277,895,000,000	36,213,179,000,000	517,261,000,000	(4,461,041,000,000)	(6,835,565,000,000)	[1]	(9,302,654,000,000)	(12,303,408,000,000)	(26,425,335,000,000)
Non-interest expenses			5,789,408,000,000	5,311,084,000,000	4,913,642,000,000	1,938,183,000,000	1,693,885,000,000	1,822,477,000,000	863,711,000,000	1,154,559,000,000	1,384,180,000,000	7,696,195,000,000	15,638,908,000,000	30,723,017,000,000	1,405,007,000,000	1,147,435,000,000	1,166,056,000,000	3,590,607,000,000	2,393,227,000,000	2,722,721,000,000	15,493,703,000,000	22,028,014,000,000	37,818,451,000,000	53,959,000,000	(3,131,927,000,000)	(6,061,312,000,000)	[1]	(9,758,254,000,000)	(13,585,003,000,000)	(26,843,497,000,000)
Net non-interest income (expenses)			(2,426,263,000,000)	(1,797,638,000,000)	(1,961,363,000,000)	(1,221,163,000,000)	(815,870,000,000)	(825,932,000,000)	(507,772,000,000)	(415,997,000,000)	(139,918,000,000)	(2,642,000,000)	23,776,000,000	(15,299,000,000)	(1,084,112,000,000)	(876,425,000,000)	(860,670,000,000)	(529,476,000,000)	334,397,000,000	236,547,000,000	(3,345,165,000,000)	(1,750,119,000,000)	(1,605,272,000,000)	463,302,000,000	(1,329,114,000,000)	(774,253,000,000)	[1]	455,600,000,000	1,281,595,000,000	418,162,000,000
Depreciation and amortization			359,568,000,000	431,007,000,000	407,187,000,000	146,113,000,000	195,876,000,000	219,111,000,000	47,708,000,000	62,781,000,000	54,972,000,000	1,013,000,000	1,134,000,000	1,071,000,000	41,871,000,000	55,143,000,000	58,968,000,000	173,623,000,000	161,071,000,000	131,579,000,000	410,328,000,000	476,005,000,000	465,701,000,000	18,775,000,000	18,136,000,000	18,022,000,000	[1]	(69,535,000,000)	(63,134,000,000)	(76,536,000,000)
Extraordinary gain																											[1]
Net income (loss) before tax expense (benefits)			(288,416,000,000)	926,053,000,000	1,786,785,000,000	630,671,000,000	1,164,415,000,000	1,719,926,000,000	(756,654,000,000)	(48,587,000,000)	(201,512,000,000)	(81,628,000,000)	113,983,000,000	118,549,000,000	560,122,000,000	626,970,000,000	482,491,000,000	(224,452,000,000)	(607,825,000,000)	763,037,000,000	128,059,000,000	1,248,956,000,000	2,882,491,000,000	(108,866,000,000)	(696,548,000,000)	(167,109,000,000)	[1]	(307,609,000,000)	373,645,000,000	(928,597,000,000)
Income tax expense (benefit)			304,108,000,000	207,484,000,000	453,847,000,000	152,622,000,000	320,214,000,000	472,980,000,000	(183,110,000,000)	(13,362,000,000)	(55,416,000,000)	(19,754,000,000)	31,346,000,000	32,600,000,000	135,550,000,000	172,416,000,000	132,686,000,000	(152,683,000,000)	(464,782,000,000)	94,400,000,000	(67,375,000,000)	45,832,000,000	677,250,000,000	(13,616,000,000)	(20,918,000,000)	164,832,000,000	[1]	385,099,000,000	182,570,000,000	(388,235,000,000)
Cumulative effect of a change in accounting principle																											[1]
Net income (loss)			(592,524,000,000)	718,569,000,000	1,332,938,000,000	478,049,000,000	844,201,000,000	1,246,946,000,000	(573,544,000,000)	(35,225,000,000)	(146,096,000,000)	(61,874,000,000)	82,637,000,000	85,949,000,000	424,572,000,000	454,554,000,000	349,805,000,000	(71,769,000,000)	(143,043,000,000)	668,637,000,000	195,434,000,000	1,203,124,000,000	2,205,241,000,000	(95,250,000,000)	(675,630,000,000)	(331,941,000,000)	[1]	(692,708,000,000)	191,075,000,000	(540,362,000,000)
Segments' total assets	258,326,911,000,000		251,752,002,000,000	253,855,432,000,000	258,326,911,000,000	99,116,624,000,000	100,871,142,000,000	98,796,601,000,000	86,755,985,000,000	89,113,715,000,000	91,525,828,000,000	45,595,806,000,000	45,348,512,000,000	51,037,945,000,000	12,333,118,000,000	11,991,434,000,000	11,225,114,000,000	41,292,855,000,000	37,685,520,000,000	35,429,231,000,000	285,094,388,000,000	285,010,323,000,000	288,014,719,000,000	(23,086,420,000,000)	(22,841,873,000,000)	(20,465,928,000,000)	[1]	(10,255,966,000,000)	(8,313,018,000,000)	(9,221,880,000,000)
Net income (loss)		(520,180,000)	(588,115,000,000)	720,641,000,000	1,325,964,000,000																										1,263,000,000,000
Net income (loss) Korean GAAP	610,000,000,000

[1]	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.

Segment Reporting (Allowance for Loan Losses under U.S. GAAP for Each Segment ) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
As of December 31, 2009		3,341,046
As of December 31, 2010	4,247,326
Retail Banking [Member]
As of December 31, 2009		461,013
As of December 31, 2010	471,728
Corporate Banking [Member]
As of December 31, 2009		2,532,894
As of December 31, 2010	3,483,634
Capital Markets Activities [Member]
As of December 31, 2009		335
As of December 31, 2010	421
Credit Card Operations [Member]
As of December 31, 2009		202,173
As of December 31, 2010	165,912
Other [Member]
As of December 31, 2009		144,631
As of December 31, 2010	125,631

Segment Reporting (Reconciliation of Korean GAAP to U.S. GAAP for Business Segment Total Assets) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2009 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2008 U.S.GAAP Adjustments [Member] KRW	Dec. 31, 2010 Cash and Cash Equivalents [Member] KRW	Dec. 31, 2009 Cash and Cash Equivalents [Member] KRW	Dec. 31, 2008 Cash and Cash Equivalents [Member] KRW	Dec. 31, 2010 Restricted cash [Member] KRW	Dec. 31, 2009 Restricted cash [Member] KRW	Dec. 31, 2008 Restricted cash [Member] KRW	Dec. 31, 2010 Interest-Bearing Deposits in Other Banks [Member] KRW	Dec. 31, 2009 Interest-Bearing Deposits in Other Banks [Member] KRW	Dec. 31, 2008 Interest-Bearing Deposits in Other Banks [Member] KRW	Dec. 31, 2010 Call Loans and Securities Purchased Under Resale Agreements [Member] KRW	Dec. 31, 2009 Call Loans and Securities Purchased Under Resale Agreements [Member] KRW	Dec. 31, 2008 Call Loans and Securities Purchased Under Resale Agreements [Member] KRW	Dec. 31, 2010 Trading Assets [Member] KRW	Dec. 31, 2009 Trading Assets [Member] KRW	Dec. 31, 2008 Trading Assets [Member] KRW	Dec. 31, 2010 Investment [Member] KRW	Dec. 31, 2009 Investment [Member] KRW	Dec. 31, 2008 Investment [Member] KRW	Dec. 31, 2010 Loans (Net of Allowance for Loan Losses) [Member] KRW	Dec. 31, 2009 Loans (Net of Allowance for Loan Losses) [Member] KRW	Dec. 31, 2008 Loans (Net of Allowance for Loan Losses) [Member] KRW	Dec. 31, 2010 Premises and Equipment, Net [Member] KRW	Dec. 31, 2009 Premises and Equipment, Net [Member] KRW	Dec. 31, 2008 Premises and Equipment, Net [Member] KRW	Dec. 31, 2010 Accrued Interest and Dividends Receivable [Member] KRW	Dec. 31, 2009 Accrued Interest and Dividends Receivable [Member] KRW	Dec. 31, 2008 Accrued Interest and Dividends Receivable [Member] KRW	Dec. 31, 2010 Security Deposits [Member] KRW	Dec. 31, 2009 Security Deposits [Member] KRW	Dec. 31, 2008 Security Deposits [Member] KRW	Dec. 31, 2010 Goodwill [Member] KRW	Dec. 31, 2009 Goodwill [Member] KRW	Dec. 31, 2008 Goodwill [Member] KRW	Dec. 31, 2010 Other Intangible Assets [Member] KRW	Dec. 31, 2009 Other Intangible Assets [Member] KRW	Dec. 31, 2008 Other Intangible Assets [Member] KRW	Dec. 31, 2010 Other Assets [Member] KRW	Dec. 31, 2009 Other Assets [Member] KRW	Dec. 31, 2008 Other Assets [Member] KRW	Dec. 31, 2010 Inter-Segment Transactions [Member] KRW	Dec. 31, 2009 Inter-Segment Transactions [Member] KRW	Dec. 31, 2008 Inter-Segment Transactions [Member] KRW
Segments' total assets		285,094,388,000,000	285,010,323,000,000	288,014,719,000,000
Korean GAAP and US GAAP reconciling item					(10,255,966,000,000)	(8,313,018,000,000)	(9,221,880,000,000)	(212,517,000,000)	(129,864,000,000)	604,598,000,000	3,014,000,000	453,122,000,000	887,372,000,000	(559,572,000,000)	(879,692,000,000)	(1,706,276,000,000)	10,311,000,000	(447,000,000)	19,491,000,000	(2,878,867,000,000)	(2,409,763,000,000)	(2,933,946,000,000)	(4,345,061,000,000)	(2,526,622,000,000)	(2,132,307,000,000)	1,119,427,000,000	2,189,741,000,000	1,798,977,000,000	(1,733,769,000,000)	(1,728,172,000,000)	(1,727,649,000,000)	(227,980,000,000)	(124,553,000,000)	(147,496,000,000)	(77,534,000,000)	(103,477,000,000)	(2,000,000,000)	528,144,000,000	442,695,000,000	341,765,000,000	5,475,000,000	11,027,000,000	34,474,000,000	(1,887,037,000,000)	(3,507,013,000,000)	(4,258,883,000,000)	(23,086,420,000,000)	(22,841,873,000,000)	(20,465,928,000,000)
Total assets involvement	$ 222,671,151,000	251,752,002,000,000	253,855,432,000,000	258,326,911,000,000

Segment Reporting (Reconciliation of Korean GAAP to U.S. GAAP for Business Segment Operating Income) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segments' operating income	16,399,144	17,103,566	18,780,721
Interest and Dividend Income [Member]
Reconciling item, revenue	15,605	(1,186,268)	(1,087,577)
Interest and Dividend Income [Member] | Interest-Bearing Deposits in Other Banks [Member]
Reconciling item, revenue	(41,126)	(48,354)	(37,278)
Interest and Dividend Income [Member] | Loans, Including Fees [Member]
Reconciling item, revenue	284,167	(1,004,779)	(925,841)
Interest and Dividend Income [Member] | Trading Assets [Member]
Reconciling item, revenue	(48,451)	(96,340)	(139,742)
Interest and Dividend Income [Member] | Investment Securities [Member]
Reconciling item, revenue	(186,902)	(38,915)	4,396
Interest and Dividend Income [Member] | Call Loans and Securities Purchased Under Resale Agreements [Member]
Reconciling item, revenue	7,917	2,120	10,888
Non-Interest Income [Member]
Reconciling item, revenue	(9,302,654)	(12,303,408)	(26,425,335)
Non-Interest Income [Member] | Trust Fees, Nets [Member]
Reconciling item, revenue	21,586	23,701	20,980
Non-Interest Income [Member] | Other Fees and Commission Income [Member]
Reconciling item, revenue	(397,892)	895,026	825,337
Non-Interest Income [Member] | Net Trading Revenue [Member]
Reconciling item, revenue	(7,498,021)	(12,061,769)	(25,837,632)
Non-Interest Income [Member] | Net Gain on Investments [Member]
Reconciling item, revenue	(251,702)	(190,683)	(625,070)
Non-Interest Income [Member] | Other Non-Interest Income [Member]
Reconciling item, revenue	(1,176,625)	(969,683)	(808,950)
Total Segments [Member]
Segments' operating income	35,652,826	44,816,330	65,842,310
U.S.GAAP Adjustments [Member]
Reconciling item, revenue	(9,287,049)	(13,489,676)	(27,512,912)
Inter-Segment Transactions [Member]
Reconciling item, revenue	(9,966,633)	(14,223,088)	(19,548,677)

Parent Company Information (Parent Company Condensed Statement of Income) (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company [Member] KRW	Dec. 31, 2009 Parent Company [Member] KRW	Dec. 31, 2010 Banking Subsidiaries [Member] KRW	Dec. 31, 2009 Banking Subsidiaries [Member] KRW	Dec. 31, 2010 Nonbanking Subsidiaries [Member] KRW	Dec. 31, 2009 Nonbanking Subsidiaries [Member] KRW
Dividends from subsidiaries							95,305,000,000			98,200,000,000
Interest from subsidiaries					35,200,000,000	19,244,000,000
Other income					3,257,000,000	1,041,000,000
Total income					133,762,000,000	118,485,000,000
Interest expense	6,165,349,000	6,970,544,000,000	8,231,429,000,000	9,359,653,000,000	53,431,000,000	55,556,000,000
Noninterest expense	5,438,684,000	6,148,976,000,000	5,742,091,000,000	5,320,829,000,000	37,374,000,000	45,940,000,000
Total expense					90,805,000,000	101,496,000,000
Income before income taxes and equity in undistributed earnings of subsidiaries					42,957,000,000	16,989,000,000
Income tax benefit	(268,980,000)	(304,108,000,000)	(207,484,000,000)	(453,847,000,000)	(367,000,000)	(229,000,000)
Income before equity in undistributed earnings of subsidiaries					43,324,000,000	17,218,000,000
Equity in undistributed earnings (losses) of subsidiaries					631,439,000,000	(703,423,000,000)	(695,837,000,000)	714,773,000,000	64,398,000,000	(11,350,000,000)
Total equity in undistributed earnings (losses) of subsidiaries					(631,439,000,000)	703,423,000,000
Net income(loss)	$ (520,180,000)	(588,115,000,000)	720,641,000,000	1,325,964,000,000	(588,115,000,000)	720,641,000,000

Parent Company Information (Parent Company Condensed Statement of Balance Sheet) (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company [Member] KRW	Dec. 31, 2009 Parent Company [Member] KRW	Dec. 31, 2010 Banking Subsidiaries [Member] KRW	Dec. 31, 2009 Banking Subsidiaries [Member] KRW	Dec. 31, 2010 Nonbanking Subsidiaries [Member] KRW	Dec. 31, 2009 Nonbanking Subsidiaries [Member] KRW
Cash held at bank subsidiaries					159,995,000,000	15,363,000,000
Receivables from nonbanking subsidiaries									160,000,000,000	170,000,000,000
Investments in subsidiaries							15,725,580,000,000	16,324,652,000,000	986,626,000,000	921,929,000,000
Other assets	1,034,160,000	1,169,221,000,000	1,467,663,000,000		907,623,000,000	913,614,000,000
Total assets	222,671,151,000	251,752,002,000,000	253,855,432,000,000	258,326,911,000,000	17,939,824,000,000	18,345,558,000,000
Other borrowed funds	7,761,543,000	8,775,200,000,000	8,176,286,000,000		750,000,000,000
Other liabilities	3,383,651,000	3,825,556,000,000	3,354,760,000,000		143,938,000,000	7,569,000,000
Long-term debt	26,605,460,000	30,080,132,000,000	39,569,909,000,000		49,353,000,000	798,421,000,000
Total stockholders' equity	15,033,199,000	16,996,533,000,000	17,539,568,000,000		16,996,533,000,000	17,539,568,000,000
Total liabilities and shareholders' equity	$ 222,671,151,000	251,752,002,000,000	253,855,432,000,000		17,939,824,000,000	18,345,558,000,000

Parent Company Information (Parent Company Condensed Statement of Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company [Member] KRW	Dec. 31, 2009 Parent Company [Member] KRW
Net income(loss)	$ (520,180,000)	(588,115,000,000)	720,641,000,000	1,325,964,000,000	(588,115,000,000)	720,641,000,000
Equity in undistributed (earnings) losses of subsidiaries					631,439,000,000	(703,423,000,000)
Other operating activities, net					239,693,000,000	(818,249,000,000)
Net cash provided by (used in) operating activities	3,834,834,000	4,335,663,000,000	3,879,984,000,000	3,423,770,000,000	283,017,000,000	(801,031,000,000)
Net payments from (to) subsidiaries					10,000,000,000	(270,000,000,000)
Other investing activities, net					(69,488,000,000)	(86,401,000,000)
Net cash used in investing activities	(1,885,860,000)	(2,132,152,000,000)	(4,764,198,000,000)	(32,624,538,000,000)	(59,488,000,000)	(356,401,000,000)
Net decrease in commercial paper and other short-term borrowings						(232,000,000,000)
Proceeds from the issuance of long-term debt	7,954,094,000	8,992,899,000,000	8,748,413,000,000	15,981,200,000,000		299,066,000,000
Proceeds from issuance of common stock			1,103,883,000,000			1,103,883,000,000
Cash dividends paid on common stocks	(69,783,000)	(78,897,000,000)		(824,065,000,000)	(78,897,000,000)
Net cash provided by financing activities	(894,702,000)	(1,011,550,000,000)	569,346,000,000	29,423,719,000,000	(78,897,000,000)	1,170,949,000,000
Net increase in cash held at bank subsidiaries	1,036,393,000	1,171,747,000,000	(377,841,000,000)	302,947,000,000	144,632,000,000	13,517,000,000
Cash and cash equivalents, beginning of year	2,384,194,000	2,695,569,000,000	3,073,410,000,000	2,770,463,000,000	15,363,000,000	1,846,000,000
Cash and cash equivalents, end of year	$ 3,420,587,000	3,867,316,000,000	2,695,569,000,000	3,073,410,000,000	159,995,000,000	15,363,000,000

Subsequent Events (Details)	6 Months Ended
	Jun. 30, 2011	Jun. 20, 2011
Subsequent Events
Shares sold	8,355,742
Remaining shares owned by Kookmin Bank		34,966,962